     As filed with the Securities and Exchange Commission on March 18, 2005

                                                Securities Act File No.
                                       Investment Company Act File No. 811-7404

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                       [ ] PRE-EFFECTIVE AMENDMENT NO. __

                       [ ] POST-EFFECTIVE AMENDMENT NO. __

                        (CHECK APPROPRIATE BOX OR BOXES)

               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                 (800) 847-2424
                        (AREA CODE AND TELEPHONE NUMBER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                              AMY R. DOBERMAN, ESQ.
                                MANAGING DIRECTOR
                           VAN KAMPEN INVESTMENTS INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:


                              WAYNE W. WHALEN, ESQ.
                             CHARLES B. TAYLOR, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                              333 WEST WACKER DRIVE
                             CHICAGO, ILLINOIS 60606
                                 (312) 407-0700


================================================================================
Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement is declared effective.


===============================================================================================================================
                             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------------------------------------------------------
          TITLE OF SECURITIES                                      PROPOSED MAXIMUM        PROPOSED MAXIMUM         AMOUNT OF
           BEING REGISTERED                       AMOUNT BEING       OFFERING PRICE        AGGREGATE OFFERING      REGISTRATION
                                                   REGISTERED           PER UNIT                 PRICE                  FEE
-------------------------------------------------------------------------------------------------------------------------------
Common Shares ($0.01 par value)                          1,000    $       15.03 (1)     $            15,030     $      117.70
-------------------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares ($0.01 par value)                  40    $      25,000         $         1,000,000     $      117.70
-------------------------------------------------------------------------------------------------------------------------------

(1) Average of high and low reported price for common shares on March 16, 2005.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                EXPLANATORY NOTE

This Registration Statement is organized as follows:

    - Questions and Answers to Shareholders of Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust, Van Kampen Trust for Investment Grade California Municipals and Van Kampen California Value Municipal Income Trust

    - Notice of Joint Special Meeting of Shareholders of Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust, Van Kampen Trust for Investment Grade California Municipals and Van Kampen California Value Municipal Income Trust

    - Joint Proxy Statement/Prospectus for Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust, Van Kampen Trust for Investment Grade California Municipals and Van Kampen California Value Municipal Income Trust

    - Statement of Additional Information regarding the proposed Reorganizations of Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust and Van Kampen Trust for Investment Grade California Municipals into Van Kampen California Value Municipal Income Trust

    -    Part C Information

    -    Exhibits

                                --  MAY 2005  --
--------------------------------------------------------------------------------
                                IMPORTANT NOTICE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         TO SHAREHOLDERS OF VAN KAMPEN
                          CALIFORNIA MUNICIPAL TRUST,
                             VAN KAMPEN CALIFORNIA
                            QUALITY MUNICIPAL TRUST,
                     VAN KAMPEN TRUST FOR INVESTMENT GRADE
                           CALIFORNIA MUNICIPALS AND
                          VAN KAMPEN CALIFORNIA VALUE
                             MUNICIPAL INCOME TRUST
--------------------------------------------------------------------------------

                                                             QUESTIONS & ANSWERS

---------------------------------------
    Although we recommend that you read the complete Joint Proxy Statement/ Prospectus, we have provided for your convenience a brief overview of the issues to be voted on.
---------------------------------------
Q      WHY IS A SHAREHOLDER
       MEETING BEING HELD?
A      Shareholders of
Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust and Van Kampen Trust for Investment Grade California Municipals: You are being asked to vote on a reorganization (each a "Reorganization" and collectively the "Reorganizations") of your fund (each such fund being referred to herein as a "Target Fund" and together as the "Target Funds") into Van Kampen California Value Municipal Income Trust (the "Acquiring Fund"), a closed-end fund that has the same investment objective and substantially similar investment policies and which is managed by the same investment advisory personnel as the Target Funds.

Shareholders of Van Kampen California Municipal Trust: You are also being asked to vote for nominees for the Board of Trustees of your Target Fund.

Shareholders of Van Kampen California Value Municipal Income Trust: You are being to asked to vote on the issuance of additional common shares of the Acquiring Fund in connection with the Reorganizations.

Q      WHY IS EACH
       REORGANIZATION BEING RECOMMENDED?
A      The Board of Trustees of
each Fund has determined that each Reorganization will benefit common shareholders of the respective Target Fund and the Acquiring Fund. The Target Funds and the Acquiring Fund are substantially similar -- each seeks to provide a high level of current income exempt from federal and California income taxes, with safety of principal or preservation of capital, by investing substantially all of its assets in a diversified portfolio of California municipal securities rated investment grade at the time of investment. After the Reorganizations, it is anticipated that common shareholders of each Fund will experience a reduced overall operating expense ratio, as certain fixed administrative costs will be spread across the combined fund's larger asset base. It is not anticipated that the Reorganizations will directly benefit preferred shareholders of the Funds; however, the Reorganizations will not adversely affect preferred shareholders, and none of the expenses of the Reorganizations will be borne by preferred shareholders.
Q      HOW WILL THE
       REORGANIZATIONS AFFECT ME?
A      Assuming shareholders
approve the Reorganizations of the Target Funds and shareholders of the Acquiring Fund approve the issuance of additional common shares of the Acquiring Fund, the assets and liabilities of the Target Funds will be combined with those of the Acquiring Fund and the Target Funds will dissolve.

Shareholders of the Target Funds: You will become a shareholder of the Acquiring Fund. If you are a holder of common shares of a Target Fund, you will receive newly-issued common shares of the Acquiring Fund, the aggregate net asset value of which will equal the aggregate net asset value of the common shares you held immediately prior to the Reorganization, less the costs of the Reorganization (though you may receive cash for fractional shares). If you are a holder of preferred shares of a Target Fund, you will receive newly-issued preferred shares of the Acquiring Fund, the aggregate liquidation preference of which will equal the aggregate liquidation preference of the preferred shares you held immediately prior to the Reorganization.

Shareholders of the Acquiring Fund: You will remain a shareholder of the Acquiring Fund.

Q WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATIONS?
A      You will pay no sales loads or commissions in connection with the
Reorganizations. However, if the Reorganizations are completed, the costs associated with the Reorganizations, including the costs associated with the shareholder meeting, will be borne by the Target Funds and the Acquiring Fund in proportion to their projected declines in total operating expenses as a consequence of the Reorganizations.
Q      WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE
       REORGANIZATIONS?
A      Each of the Reorganizations is intended to qualify as a "reorganization"
within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganizations so qualify, in general, shareholders of the Target Funds will recognize no gain or loss upon the receipt solely of shares of the Acquiring Fund in connection with the Reorganizations. Additionally, the Target Funds will not recognize any gain or loss as a result of the transfer of all of their assets and liabilities solely in exchange for the shares of the Acquiring Fund or as a result of their dissolution. Neither the Acquiring Fund nor its shareholders will recognize any gain or loss in connection with the Reorganizations.

Q      WHAT HAPPENS IF
       SHAREHOLDERS OF ONE TARGET FUND DO NOT APPROVE ITS REORGANIZATION BUT SHAREHOLDERS OF THE OTHER TARGET FUNDS DO APPROVE THEIR REORGANIZATIONS?
A      An unfavorable vote on a
proposed Reorganization by the shareholders of any Target Fund will not affect the implementation of a Reorganization by any other Target Fund, if such Reorganization is approved by the shareholders of such Target Fund and the issuance of additional common shares is approved by the shareholders of the Acquiring Fund.
Q      WHY IS THE VOTE OF
       SHAREHOLDERS OF THE ACQUIRING FUND BEING SOLICITED?
A      Although the Acquiring
Fund will continue its legal existence and operations after the Reorganizations, the rules of the New York Stock Exchange (on which the Acquiring Fund's common shares are listed) require the Acquiring Fund's common shareholders to approve the issuance of additional common shares in connection with the Reorganizations.
Q      WHY ARE SHAREHOLDERS
       OF CALIFORNIA MUNICIPAL TRUST BEING ASKED TO ELECT TRUSTEES?
A      In the event that the
Reorganization of California Municipal Trust is not approved, the fund will continue to exist and it will be necessary to hold an annual meeting to elect trustees for the fund. In order to provide for this contingency, shareholders of California Municipal Trust are being asked to elect trustees at this meeting, which will serve as the fund's annual meeting.
Q      HOW DOES THE BOARD OF
       TRUSTEES OF MY FUND SUGGEST THAT I VOTE?
A      After careful consideration,
the Board of Trustees of your fund recommends that you vote "FOR" each of the items proposed for your fund.
Q      HOW DO I VOTE MY PROXY?
A      You may cast your vote by
mail, phone or internet. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. If you choose to vote via phone or internet, please refer to the instructions found on the proxy card accompanying this Joint Proxy Statement/Prospectus. To vote by phone or internet, you will need the "control number" that appears on the proxy card.

Q      WHOM DO I CONTACT FOR
       FURTHER INFORMATION?
A      You can contact your
financial adviser for further information. You may also call Van Kampen's Client Relations Department at (800) 847-2424 (Telecommunication Device for the Deaf users may call (800) 421-2833) or visit our website at www.vankampen.com where you can send us an e-mail message by selecting "Contact Us."

                              ABOUT THE PROXY CARD
--------------------------------------------------------------------------------

Please vote on the proposal(s) applicable to your fund using blue or black ink to mark an X in one of the boxes provided on the proxy card.

SHAREHOLDERS OF VAN KAMPEN CALIFORNIA MUNICIPAL TRUST, VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST AND VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
MUNICIPALS:

APPROVAL OF REORGANIZATION -- mark "For," "Against" or "Abstain."

SHAREHOLDERS OF VAN KAMPEN CALIFORNIA MUNICIPAL TRUST:

ELECTION OF TRUSTEES -- mark "For," "Withhold" or "For All Except." To withhold authority to vote for any individual nominee(s), mark "For All Except" and write the nominee's name on the line provided.

SHAREHOLDERS OF VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST:

APPROVAL OF ISSUANCE OF COMMONS SHARES -- mark "For," "Against" or "Abstain."

Sign, date and return the proxy card in the enclosed postage-paid envelope. All registered owners of an account, as shown in the address, must sign the card. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please indicate your full title.

[X]  PLEASE MARK
     VOTES AS IN
     THIS EXAMPLE

                                VAN KAMPEN XXXXX
                     JOINT SPECIAL MEETING OF SHAREHOLDERS
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

                          FOR    AGAINST    ABSTAIN
1.   The proposal to      [ ]      [ ]        [ ]      3. The proposal to issue additional
     approve the                                          Common Shares. FOR  AGAINST  ABSTAIN
     Agreement and Plan                                               [ ]  [ ]    [ ]
     of Reorganization.

                          FOR ALL  WITHHOLD  FOR ALL
                                             EXCEPT
                              [ ]    [ ]       [ ]
2.   Authority to vote                                  4. To transact such other business as may
     for the election as                                   properly come before the Meeting.
     Class X Trustees
     the nominees named
     below:

XXXXXXXXX, XXXXXXXXX, XXXXXXXXX

     To withhold authority to vote for any one or more individual nominee check "For All Except" and write the nominee's name on the line below.

     ----------------------------------

Please be sure to sign and date this Proxy, Date

Shareholder sign here       Co-owner sign here

 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
                   SAMPLE

                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST,
                         VAN KAMPEN CALIFORNIA QUALITY
                                MUNICIPAL TRUST,
                     VAN KAMPEN TRUST FOR INVESTMENT GRADE
                             CALIFORNIA MUNICIPALS
                                      AND
                     VAN KAMPEN CALIFORNIA VALUE MUNICIPAL
                                  INCOME TRUST
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (800) 847-2424

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON JUNE 22, 2005

  NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders (the "Special Meeting") of Van Kampen California Municipal Trust ("California Municipal Trust"), Van Kampen California Quality Municipal Trust ("California Quality Municipal Trust"), Van Kampen Trust for Investment Grade California Municipals ("Trust for Investment Grade California Municipals") and Van Kampen California Value Municipal Income Trust (the "Acquiring Fund") will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 on June 22, 2005 at 3:30 p.m. for the following purposes:

For shareholders of California Municipal Trust:

  1. a. To approve an Agreement and Plan of Reorganization between California Municipal Trust and the Acquiring Fund;

For shareholders of California Quality Municipal Trust:

     b. To approve an Agreement and Plan of Reorganization between California Quality Municipal Trust and the Acquiring Fund;

For shareholders of Trust for Investment Grade California Municipals:

      c. To approve an Agreement and Plan of Reorganization between Trust for Investment Grade California Municipals and the Acquiring Fund;

For shareholders of California Municipal Trust:

  2. To elect four trustees to serve for a three year term or until their respective successors are duly elected and qualified;

For shareholders of the Acquiring Fund:

  3. To approve the issuance of additional common shares of the Acquiring Fund as contemplated by each Agreement and Plan of Reorganization; and

For shareholders of each fund:

  4. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

  Shareholders of record as of the close of business on April 25, 2005 are entitled to vote at the Special Meeting or any adjournment thereof. This Special Meeting will serve as the annual meeting of California Municipal Trust.

  THE BOARD OF TRUSTEES OF CALIFORNIA MUNICIPAL TRUST, CALIFORNIA QUALITY MUNICIPAL TRUST, TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS AND THE ACQUIRING FUND REQUESTS THAT YOU VOTE YOUR SHARES BY INDICATING YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATING AND SIGNING SUCH PROXY CARD AND RETURNING IT IN THE ENVELOPE PROVIDED, WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

  THE BOARD OF TRUSTEES OF CALIFORNIA MUNICIPAL TRUST, CALIFORNIA QUALITY MUNICIPAL TRUST AND TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS RECOMMENDS THAT YOU CAST YOUR VOTE:

  - FOR THE REORGANIZATION OF YOUR FUND PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION.

  THE BOARD OF TRUSTEES OF CALIFORNIA MUNICIPAL TRUST RECOMMENDS THAT YOU CAST YOUR VOTE:

  - FOR THE NOMINEES TO THE BOARD OF TRUSTEES OF CALIFORNIA MUNICIPAL TRUST.

  THE BOARD OF TRUSTEES OF THE ACQUIRING FUND RECOMMENDS THAT YOU CAST YOUR
VOTE:

  - FOR THE ISSUANCE OF ADDITIONAL COMMON SHARES OF THE ACQUIRING FUND AS CONTEMPLATED BY EACH AGREEMENT AND PLAN OF REORGANIZATION.

  IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR PROXY CARD PROMPTLY.

                                       For the Board of Trustees,

                                       Lou Anne McInnis
                                       Assistant Secretary
                                       Van Kampen California Municipal Trust
                                       Van Kampen California Quality
                                         Municipal Trust
                                       Van Kampen Trust for Investment
                                         Grade California Municipals
                                       Van Kampen California Value
                                         Municipal Income Trust
May  , 2005
                               ------------------

                            YOUR VOTE IS IMPORTANT.
               PLEASE VOTE PROMPTLY BY SIGNING AND RETURNING THE
             ENCLOSED PROXY CARD NO MATTER HOW MANY SHARES YOU OWN.

     THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS JOINT PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                  SUBJECT TO COMPLETION, DATED MARCH 18, 2005

                        JOINT PROXY STATEMENT/PROSPECTUS

                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST,
                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST,
          VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS
                                      AND
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (800) 847-2424

                     JOINT SPECIAL MEETING OF SHAREHOLDERS

                                 JUNE 22, 2005

  This Joint Proxy Statement/Prospectus is furnished to you as a shareholder of Van Kampen California Municipal Trust ("California Municipal Trust"), Van Kampen California Quality Municipal Trust ("California Quality Municipal Trust"), Van Kampen Trust for Investment Grade California Municipals ("Trust for Investment Grade California Municipals") and/or Van Kampen California Value Municipal Income Trust (the "Acquiring Fund"). A joint special meeting of shareholders of California Municipal Trust, California Quality Municipal Trust, Trust for Investment Grade California Municipals and the Acquiring Fund (the "Special Meeting") will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 on June 22, 2005 at 3:30 p.m. to consider the items listed below and discussed in greater detail elsewhere in this Joint Proxy Statement/Prospectus. If you are unable to attend the Special Meeting or any adjournment thereof, the Board of Trustees of California Municipal Trust, California Quality Municipal Trust, Trust for Investment Grade California Municipals and the Acquiring Fund requests that you vote your shares by completing and returning the enclosed proxy card. The approximate mailing date of this Joint Proxy Statement/Prospectus and accompanying form of proxy is
May   , 2005.

  The purposes of the Special Meeting are:

  For shareholders of California Municipal Trust:

  1. a. To approve an Agreement and Plan of Reorganization between California Municipal Trust and the Acquiring Fund;

  For shareholders of California Quality Municipal Trust:

    b. To approve an Agreement and Plan of Reorganization between California Quality Municipal Trust and the Acquiring Fund;

  For shareholders of Trust for Investment Grade California Municipals:

    c. To approve an Agreement and Plan of Reorganization between Trust for Investment Grade California Municipals and the Acquiring Fund;

  For shareholders of California Municipal Trust:

  2. To elect four trustees to serve for a three year term or until their respective successors are duly elected and qualified;

  For shareholders of the Acquiring Fund:

  3. To approve the issuance of additional common shares of the Acquiring Fund as contemplated by each Agreement and Plan of Reorganization; and

  For shareholders of each fund:

  4. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

  California Municipal Trust, California Quality Municipal Trust and Trust for Investment Grade California Municipals are sometimes referred to herein individually as a "Target Fund" or collectively as the "Target Funds." The Target Funds and the Acquiring Fund are sometimes referred to herein each as a "Fund" and collectively as the "Funds." Each Agreement and Plan of Reorganization is sometimes referred to herein individually as a "Reorganization Agreement" or collectively as the "Reorganization Agreements." The Reorganization Agreement that Target Fund shareholders are being asked to consider involves a transaction that will be referred to in this Joint Proxy Statement/Prospectus individually as a "Reorganization" and collectively as the "Reorganizations."

  The Reorganizations seek to combine four substantially similar Funds to achieve certain economies of scale and other operational efficiencies. The investment objective of each Fund is to seek to provide a high level of current income exempt from federal and California income taxes, with safety of principal or preservation of capital. Each Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of California municipal securities rated investment grade at the time of investment. In each Reorganization, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Fund in exchange solely for an equal aggregate value of newly-issued common shares of beneficial interest, par value $0.01 per share ("Acquiring Fund Common Shares"), and newly-issued auction preferred shares with a par value of $0.01 per share and a liquidation preference of $25,000 per share ("Acquiring Fund APS"). The Target Fund will distribute Acquiring Fund Common Shares to common shareholders of the Target Fund and Acquiring Fund APS to preferred shareholders of the Target Fund, and will then terminate its registration under the Investment Company Act of 1940, as amended (the "1940 Act"), and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in each Reorganization will equal the aggregate net asset value of Target Fund common shares held immediately prior to such Reorganization, less the costs of such Reorganization (though common shareholders may receive cash for their fractional shares), and the aggregate liquidation preference of Acquiring Fund APS received in each Reorganization will equal the aggregate liquidation preference of Target Fund preferred shares held immediately prior to such Reorganization. The Acquiring Fund will continue to operate after the Reorganizations as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  In connection with the Reorganizations, common shareholders of the Acquiring Fund are being asked to approve the issuance of additional Acquiring Fund Common Shares.

  In the event that the shareholders of California Municipal Trust do not approve the Fund's Reorganization or Acquiring Fund common shareholders do not approve the issuance of Acquiring Fund Common Shares, California Municipal Trust will continue to exist and it will be necessary to elect trustees of the Fund. In order to provide for this contingency, shareholders of California Municipal Trust are also being asked to elect trustees for their Fund at this meeting, which will serve as the Fund's annual meeting of shareholders.

  The Board of Trustees of each Fund has determined that including these proposals in one Joint Proxy Statement/Prospectus will reduce costs and is in the best interests of each Fund's shareholders.

  This Joint Proxy Statement/Prospectus sets forth concisely the information shareholders of each Fund should know before voting on the proposals for their Fund and constitutes an offering of Acquiring Fund Common Shares and Acquiring Fund APS. Please read it carefully and retain it for future reference. A
Statement of Additional Information, dated May   , 2005, relating to this Joint
Proxy Statement/Prospectus (the "Reorganization Statement of Additional Information") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. If you wish to request the Reorganization Statement of Additional Information, please ask for the "Reorganization Statement of Additional Information." Copies of each Fund's most recent annual report and semi-annual report can be obtained on a web site maintained by Van Kampen Investments Inc. at www.vankampen.com. In addition, each Fund will furnish, without charge, a copy of its most recent annual report and semi-annual report to any shareholder upon request. Any such request should be directed to the Van Kampen Client Relations Department by calling (800) 847-2424 (TDD users may call (800) 421-2833) or by writing to the respective Fund at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. The address of the principal executive offices of the Funds is 1221 Avenue of the Americas, New York, New York 10020, and the telephone number is (800) 847-2424.

  The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports, proxy statements, proxy material and other information with the SEC. Materials filed with the SEC can be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549 or downloaded from the SEC's web site at www.sec.gov. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can also request copies of these materials, upon payment at the prescribed rates of a duplicating fee, by electronic request to the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC, 20549-0102.

  The Acquiring Fund Common Shares are listed on the New York Stock Exchange (the "NYSE") and the Chicago Stock Exchange (the "CHX") under the ticker symbol "VCV" and will continue to be so listed subsequent to the Reorganization. The common shares of California Quality Municipal Trust are listed on the NYSE and the CHX under the ticker symbol "VKM." The common shares of Trust for Investment Grade California Municipals are listed on the NYSE and the CHX under the ticker symbol "VIC." Reports, proxy statements and other information concerning the Acquiring Fund, California Quality Municipal Trust and Trust for Investment Grade California Municipals may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005. The common shares of California Municipal Trust are listed on the American Stock Exchange (the "AMEX") and the CHX under the ticker symbol "VKC." Reports, proxy statements and other information concerning California Municipal Trust may be inspected at the offices of the AMEX, 86 Trinity Place, New York, New York 10006.

  This Joint Proxy Statement/Prospectus serves as a prospectus of the Acquiring Fund in connection with the issuance of the Acquiring Fund Common Shares and the Acquiring Fund APS in each Reorganization. No person has been authorized to give any information or make any representation not contained in this Joint Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Joint Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

  The Board of Trustees of each Fund knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                             ---------------------

  THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS JOINT PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  The date of this Joint Proxy Statement/Prospectus is May   , 2005.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY.....................................................    8
PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS.............   13
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................   14
  California Municipal Securities...........................   14
  Market Risk...............................................   15
  Interest Rate Risk........................................   15
  Credit Risk...............................................   15
  Income Risk...............................................   16
  Nonpayment Risk...........................................   16
  Call Risk.................................................   16
  Risks of Using Strategic Transactions.....................   16
  Manager Risk..............................................   17
  Market Discount Risk......................................   17
  Leverage Risk.............................................   17
  Anti-Takeover Provisions..................................   18
  Special Risks Related to Preferred Shares.................   19
COMPARISON OF THE FUNDS.....................................   20
  Investment Objectives and Policies........................   20
  Other Investment Practices and Policies...................   23
  Investment Restrictions...................................   25
  Management of the Funds...................................   28
  Other Service Providers...................................   30
  Capitalization............................................   31
  Additional Information about Common Shares of the Funds...   33
  Additional Information about Preferred Shares of the
    Funds...................................................   37
  Governing Law.............................................   42
  Certain Provisions of the Declarations of Trust...........   43
  Conversion to Open-End Fund...............................   44
  Voting Rights.............................................   45
  Financial Highlights......................................   46

                                                              PAGE
                                                              ----
INFORMATION ABOUT THE REORGANIZATIONS.......................   50
  General...................................................   50
  Terms of the Reorganization Agreements....................   51
  Material U.S. Federal Income Tax Consequences of the
    Reorganizations.........................................   54
  Shareholder Approval......................................   56
PROPOSAL 2: ELECTION OF TRUSTEES OF CALIFORNIA MUNICIPAL
  TRUST.....................................................   56
INFORMATION REGARDING THE TRUSTEES AND NOMINEES FOR ELECTION
  AS TRUSTEES...............................................   57
  Remuneration of Trustees..................................   67
  Board Committees and Meetings.............................   69
OTHER INFORMATION...........................................   71
  Executive Officers of the Fund............................   71
  Shareholder Information...................................   74
  Independent Registered Public Accounting Firm.............   75
  Audit and Other Fees......................................   75
PROPOSAL 3: ISSUANCE OF ADDITIONAL ACQUIRING FUND COMMON
  SHARES....................................................   76
  The Reorganization........................................   76
  Shareholder Approval......................................   77
OTHER INFORMATION...........................................   77
  Voting Information and Requirements.......................   77
  Shareholder Information...................................   79
  Section 16(a) Beneficial Ownership Reporting Compliance...   79
  Shareholder Proposals.....................................   80
  Solicitation of Proxies...................................   80
  Legal Matters.............................................   80
  Other Matters to Come Before the Meeting..................   80
EXHIBIT I: RATINGS OF MUNICIPAL BONDS.......................  I-1

                                    SUMMARY

  The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained in this Joint Proxy Statement/Prospectus and, with respect to the proposed Reorganizations, in the Reorganization Statement of Additional Information. Shareholders should read the entire Joint Proxy Statement/Prospectus carefully.

PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS

  THE PROPOSED REORGANIZATIONS. The Board of Trustees of each Target Fund, including the trustees who are not "interested persons" of each Target Fund (as defined in the 1940 Act), has unanimously approved each Reorganization Agreement. If the shareholders of a Target Fund approve their Reorganization Agreement and the shareholders of the Acquiring Fund approve the issuance of Acquiring Fund Common Shares (see Proposal 3: "Issuance of Additional Acquiring Fund Common Shares"), Acquiring Fund Common Shares and Acquiring Fund APS will be issued to the common shareholders and preferred shareholders of the Target Fund, respectively, in exchange for substantially all of the assets of the Target Fund and the assumption of substantially all of the liabilities of the Target Fund. The Target Fund will then terminate its registration under the 1940 Act and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in the Reorganization will equal the aggregate net asset value of Target Fund common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though common shareholders may receive cash for fractional shares), and the aggregate liquidation preference of Acquiring Fund APS received in the Reorganization will equal the aggregate liquidation preference of Target Fund preferred shares held immediately prior to the Reorganization.

  BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATIONS. The Reorganizations seek to combine four substantially similar Funds to achieve certain economies of scale and other operational efficiencies. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act. The investment objective of California Municipal Trust is to seek to provide a high level of current income exempt from federal and California income taxes with safety of principal. The investment objective of each of the other Funds is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. Each Fund seeks to achieve its investment objective, under normal market conditions, by investing substantially all of its total assets in California municipal securities rated investment grade at the time of investment. California Quality Municipal Trust may invest up to 20% of its assets in California municipal securities believed, at the time of investment, by the Adviser to have credit characteristics equivalent to, and to be of comparable quality as, California municipal securities that are rated investment grade; if the Reorganizations are approved and completed, the Acquiring Fund will adopt the foregoing non-fundamental investment policy. The Funds are managed by the same investment advisory personnel.

  The proposed Reorganizations will combine the assets of these substantially similar Funds by reorganizing the Target Funds into the Acquiring Fund. The Board of Trustees of each Target Fund (the "Target Fund Board"), based upon its evaluation of all relevant information, anticipates that the common shareholders of each Target Fund will benefit from their Fund's respective Reorganization. In particular, the Target Fund Board believes, based on data presented by Van Kampen Asset Management, investment adviser to each of the Funds (the "Adviser"), that common shareholders of each Target Fund will experience a reduced overall operating expense ratio as a result of their Fund's respective Reorganization. The combined fund resulting from the Reorganizations will have a larger asset base than any of the Funds has currently; certain fixed administrative costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across this larger asset base, thereby lowering the expense ratio for common shareholders of the combined fund.

  The table below illustrates the anticipated reduction in operating expenses expected as a result of the Reorganizations. The table sets forth (i) the fees and expenses paid by the Target Funds for the 12-month period ended October 31, 2004, (ii) the fees and expenses paid by the Acquiring Fund for the 12-month period ended October 31, 2004 and (iii) the pro forma fees and expenses for the Acquiring Fund for the 12-month period ended October 31, 2004, assuming the Reorganizations had been completed at the beginning of such period. As shown below, the Reorganizations are expected to result in decreased total annual expenses for shareholders of each Fund.

       FEE AND EXPENSE TABLE FOR COMMON SHAREHOLDERS OF THE TARGET FUNDS
                 AND THE ACQUIRING FUND AS OF OCTOBER 31, 2004

                                                        ACTUAL                        PRO FORMA
                                   ------------------------------------------------   ----------
                                                             TRUST FOR
                                                CALIFORNIA   INVESTMENT
                                   CALIFORNIA    QUALITY       GRADE
                                   MUNICIPAL    MUNICIPAL    CALIFORNIA   ACQUIRING   ACQUIRING
                                     TRUST        TRUST      MUNICIPALS     FUND         FUND
                                   ----------   ----------   ----------   ---------   ---------
Common Shareholder Transaction
  Expenses(a):
Maximum Sales Load (as a
  percentage of offering
  price)(b)......................     None         None         None         None        None
Dividend Reinvestment Plan
  Fees...........................     None         None         None         None        None
Annual Expenses (as a percentage
  of net assets attributable to
  common shares):
Investment Advisory Fees(c)......    0.87%        0.80%        0.87%        0.87%       0.84%
Interest Payments on Borrowed
  Funds..........................    0.00%        0.00%        0.00%        0.00%       0.00%
Other Expenses...................    0.71%        0.30%        0.45%        0.41%       0.25%
  Total Annual Expenses(c).......    1.58%        1.10%        1.32%        1.28%       1.09%

---------------

(a)No information is presented with respect to preferred shares because holders of preferred shares do not bear any operating expenses of any of the Funds and will not bear any operating expenses of the combined fund.

(b)Common shares purchased in the secondary market may be subject to brokerage commissions or other charges. No sales load will be charged on the issuance of shares in the Reorganizations. Common shares are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.

(c)Expense information has been restated to reflect management fees in effect as of November 1, 2004. If assets attributable to preferred shares were included, the Investment Advisory Fees for the Funds and for the Acquiring Fund on a pro forma basis would be 0.55%, 0.55%, 0.55%, 0.55% and 0.55% and the Total Annual Expenses would be 1.00%, 0.76%, 0.83%, 0.83% and 0.72%.

  EXAMPLE. The following example is intended to help you compare the costs of investing in the Acquiring Fund pro forma after the Reorganizations with the costs of investing in the Target Funds and the Acquiring Fund without the Reorganizations. An investor would pay the following expenses on a $1,000 investment, assuming (1) the operating expense ratio for each Fund (as a percentage of net assets attributable to common shares) set forth in the table above and (2) a 5% annual return throughout the period:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
California Municipal Trust............   $16       $50       $86       $188
California Quality Municipal Trust....   $11       $35       $61       $134
Trust for Investment Grade California
  Municipals..........................   $13       $42       $72       $159
Acquiring Fund........................   $13       $41       $70       $155
Pro Forma -- Acquiring Fund...........   $11       $35       $60       $133

  The example set forth above assumes common shares of each Fund were purchased in the initial offerings and the reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by SEC regulations. The example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the example.

  Further Information Regarding the Reorganizations. The Target Fund Board has determined that each Reorganization is in the best interests of common shareholders of the respective Target Fund and that the interests of such shareholders will not be diluted as a result of their Fund's Reorganization. Similarly, the Board of Trustees of the Acquiring Fund has determined that each Reorganization is in the best interests of common shareholders of the Acquiring Fund and that the interests of such shareholders will not be diluted as a result of any Reorganization. It is not anticipated that any of the Reorganizations will directly benefit preferred shareholders of any of the Funds; however, the Reorganizations will not materially adversely affect preferred shareholders of any of the Funds, and the expenses of the Reorganizations will not be borne by preferred shareholders of any of the Funds. As a result of the Reorganizations, however, shareholders of each Fund will hold a reduced percentage of ownership in the larger combined fund than they did in any of the separate Funds.

  Each of the Reorganizations is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or "Code"). If the Reorganizations of the Target Funds so qualify, in general, shareholders of the Target Funds will recognize no gain or loss upon the receipt solely of shares of the Acquiring Fund in connection with the Reorganizations. Additionally, the Target Funds will not recognize any gain or loss as a result of the transfer of all of their assets and liabilities solely in exchange for shares of the Acquiring Fund or as a result of their dissolution.

Neither the Acquiring Fund nor its shareholders will recognize any gain or loss in connection with the Reorganizations.

  The Target Fund Board requests that shareholders of each Target Fund approve their Fund's proposed Reorganization at the Special Meeting to be held on June 22, 2005. Subject to the requisite approval of the shareholders of each Fund with regard to each Reorganization, it is expected that the closing date of the transaction (the "Closing Date") will be after the close of business on or about June 30, 2005, but it may be at a different time as described herein.

  The Target Fund Board recommends that you vote "FOR" your Target Fund's proposed Reorganization.

PROPOSAL 2: ELECTION OF TRUSTEES OF CALIFORNIA MUNICIPAL TRUST

  The Joint Special Meeting will serve as the annual meeting of shareholders of California Municipal Trust for the current fiscal year at which trustees of the Fund will be elected. Shareholders of California Municipal Trust are being asked to elect four Class I trustees at the Special Meeting to serve until the later of the Fund's Annual Meeting of Shareholders in 2008 or until successors have been duly elected and qualified. Holders of common shares, voting as a separate class, will vote with respect to four Class I trustees (David C. Arch, Jerry D. Choate, Howard J Kerr and Suzanne H. Woolsey) designated to be elected by such class of shares. An affirmative vote of a plurality of the common shares is required to elect the respective nominees. It is the intention of the persons named in the enclosed proxy to vote the shares represented by them for the election of the respective nominees listed unless the proxy is marked otherwise.

  The Board of Trustees of California Municipal Trust recommends that you vote "FOR" the election of trustees.

PROPOSAL 3: ISSUANCE OF ADDITIONAL ACQUIRING FUND COMMON SHARES

  In connection with each proposed Reorganization described under "Proposal 1:
Reorganizations of the Target Funds," the Acquiring Fund will issue additional Acquiring Fund Common Shares and list such shares on the NYSE. The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of each Target Fund in exchange for newly-issued Acquiring Fund Common Shares and newly-issued Acquiring Fund APS. The Reorganizations will result in no reduction of the net asset value of the Acquiring Fund Common Shares, other than to reflect the costs of the Reorganizations. No gain or loss will be recognized by the Acquiring Fund or its shareholders in connection with the Reorganization. The Board of Trustees of the Acquiring Fund (the "Acquiring Fund Board"), based upon its evaluation of all relevant information, anticipates that each Reorganization will benefit holders of Acquiring Fund Common Shares. In particular, the Acquiring

Fund Board believes, based on data presented by the Adviser, that the Acquiring Fund will experience a reduced overall operating expense ratio as a result of the Reorganizations.

  The Acquiring Fund Board requests that common shareholders of the Acquiring Fund approve the issuance of additional Acquiring Fund Common Shares at the Special Meeting to be held on June 22, 2005. Subject to the requisite approval of the shareholders of each Fund with regard to the Reorganizations, it is expected that the Closing Date will be after the close of business on or about June 30, 2005, but it may be at a different time as described herein.

  The Acquiring Fund Board recommends that you vote "FOR" the issuance of additional Acquiring Fund Common Shares in connection with the Reorganizations.

                PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS

  The Reorganizations seek to combine four substantially similar funds to achieve certain economies of scale and other operational efficiencies. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act. The investment objective of each Fund is to seek to provide a high level of current income exempt from federal and California income taxes with safety of principal or preservation of capital. Each Fund seeks to achieve its investment objective, under normal market conditions, by investing substantially all of its total assets in California municipal securities rated investment grade at the time of investment. California Quality Municipal Trust may invest up to 20% of its assets in California municipal securities believed, at the time of investment, by the Adviser to have credit characteristics equivalent to, and to be of comparable quality as, California municipal securities that are rated investment grade; if the Reorganizations are approved and completed, the Acquiring Fund will adopt the foregoing non-fundamental investment policy. The Funds are managed by the same investment advisory personnel.

  In each Reorganization, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Fund in exchange solely for an equal aggregate value of Acquiring Fund Common Shares and Acquiring Fund APS. The Target Fund will distribute Acquiring Fund Common Shares to common shareholders of the Target Fund and Acquiring Fund APS to preferred shareholders of the Target Fund, and will then terminate its registration under the 1940 Act and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in the Reorganization will equal the aggregate net asset value on the Target Fund common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though shareholders may receive cash for fractional shares). The aggregate liquidation preference of

Acquiring Fund APS received in the Reorganization will equal the aggregate liquidation preference Target Fund preferred shares held immediately prior to the Reorganization. The Acquiring Fund will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  The Target Fund Board, based upon its evaluation of all relevant information, anticipates that the common shareholders of each Target Fund will benefit from their Fund's respective Reorganization. In particular, the Target Fund Board believes, based on data presented by the Adviser, that common shareholders of each Target Fund will experience a reduced overall operating expense ratio as a result of their Fund's respective Reorganization. The combined fund resulting from the Reorganizations will have a larger asset base than any of the Funds has currently; certain fixed administrative costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across this larger asset base, thereby lowering the expense ratio for common shareholders of the combined fund.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  Because each Fund, under normal market conditions, invests substantially all of its assets in investment grade California municipal securities, any risks inherent in such investments are equally applicable to each Fund and will apply to the combined fund after the Reorganizations. The Reorganizations themselves are not expected to adversely affect the rights of shareholders of any of the Funds or to create additional risks.

CALIFORNIA MUNICIPAL SECURITIES

  Since each Fund, under normal market conditions, invests substantially all of its assets in investment grade California municipal securities, each Fund is more exposed to risks affecting issuers of California municipal securities than is a municipal bond fund that invests more widely. Many different social, environmental and economic factors may affect the financial condition of California and its political subdivisions. The yields of California municipal securities may move differently and adversely compared to the yields of overall debt securities markets. Although the interest received from California municipal securities generally is exempt from federal and California personal income tax, each fund may invest in California municipal securities subject to the federal alternative minimum tax. The Acquiring Fund, California Quality Municipal Trust and Trust for Investment Grade California Municipals may invest all or a substantial portion of their total assets in California municipal securities subject to the federal alternative minimum tax. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of California municipal securities.

MARKET RISK

  Market risk is the possibility that the market values of securities owned by each Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. Market risk is often greater among certain types of debt securities, such as zero coupon bonds which do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Funds to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased. The greater the Funds' outstanding commitments for these securities, the greater the Funds' exposure to market price fluctuations.

INTEREST RATE RISK

  Each Fund invests in municipal securities, which are subject to interest rate. Interest rate risk is the risk that prices of municipal securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

CREDIT RISK

  Each Fund invests in municipal securities, which are subject to credit risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Each Fund invests substantially all of its assets in municipal securities that are rated investment grade by Standard & Poor's ("S&P") or Moody's Investors Service Inc. ("Moody's") (or comparably rated by another nationally recognized statistical rating organization). Securities rated in the lowest investment grade category may have certain speculative characteristics. California Quality Municipal Trust may invest up to 20% of its assets in California municipal securities believed, at the time of investment, by the Adviser to have credit characteristics equivalent to, and to be of comparable quality as, California municipal securities that are rated investment grade. If the Reorganizations are approved, the Acquiring Fund will adopt the foregoing non-fundamental investment policy. The Acquiring Fund may therefore be more dependent on the Adviser's investment analysis of unrated California municipal securities than is the case with respect to rated California municipal securities.

INCOME RISK

  The income shareholders receive from their Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, the income from the Funds may drop as well.

NONPAYMENT RISK

  Although substantially all of the California municipal securities in which the Funds invest are rated investment grade at the time of investment, California municipal securities, like other debt obligations, are subject to the risk of nonpayment. The ability of issuers of California municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the California municipal security experiencing nonpayment and a potential decrease in the net asset value of the Fund.

CALL RISK

  If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or "call" their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Funds in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders.

RISKS OF USING STRATEGIC TRANSACTIONS

  Each Fund may engage in certain transactions ("Strategic Transactions") designed to, among other things, reduce its exposure to interest rate movements. For example, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer as a result of its Strategic Transactions. Each Fund also may suffer a loss if the other party to the Strategic Transaction fails to meet its obligations. The Funds are not required to use Strategic Transactions and may choose not to do so.

MANAGER RISK

  As with any managed fund, the Funds' investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Funds' performance may lag behind that of similar funds.

MARKET DISCOUNT RISK

  Whether investors will realize gains or losses upon the sale of shares of the Funds will depend upon the market price of the shares at the time of original purchase and subsequent sale, which may be less or more than the Funds' net asset value per share. Since the market price of the shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Funds, the Funds cannot predict whether shares of the Funds will trade at, below or above net asset value. Shares of closed-end funds often trade at a discount to their net asset values, and the Funds' shares may trade at such a discount.

LEVERAGE RISK

  Use of leverage, through the issuance of preferred shares, involves certain risks to holders of common shares of the Funds. For example, each Fund's issuance of preferred shares may result in higher volatility of the net asset value of its common shares and potentially more volatility in the market value of its common shares. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the preferred shares of a Fund will affect the yield to holders of common shares of the Fund. In certain circumstances, when a Fund is required to allocate taxable income to holders of its preferred shares, the Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from the allocation (an "Additional Dividend"). Leverage will allow holders of each Fund's common shares to realize a higher current rate of return than if the Fund were not leveraged as long as the Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Dividend) paid on its preferred shares. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of the Fund's common shares, the use of leverage will increase the amount of such gains distributed to holders of the Fund's common shares. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Dividend) on a Fund's preferred shares approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of common shares of the Fund will be decreased. If the current dividend rate (and any Additional Dividend) on the preferred shares were to exceed the net return on a Fund's portfolio, holders of common shares of the Fund would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing preferred shares and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any preferred shares offering) will be borne entirely by holders of the Fund's common shares, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of common shares than if the Fund were not leveraged. If a Fund is liquidated, holders of that Fund's preferred shares will be entitled to receive liquidating distributions before any distribution is made to holders of common shares of the Fund.

  In an extreme case, a decline in net asset value could affect a Fund's ability to pay dividends on its common shares. Failure to make such dividend payments could adversely affect the Fund's qualification as a regulated investment company under the federal tax laws. However, each Fund intends to take all measures necessary to make required common share dividend payments. If a Fund's current investment income is ever insufficient to meet dividend payments on either its common shares or its preferred shares, the Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its preferred shares for any reason and may be required to redeem all or part of its preferred shares in the following circumstances:

  - if the asset coverage for the preferred shares declines below 200%, either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of common shares in tender offers or otherwise, or

  - in order to maintain the asset coverage guidelines established by Moody's and S&P in rating the preferred shares.

  Redemption of the preferred shares or insufficient investment income to make dividend payments, may reduce the net asset value of a Fund's common shares and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

ANTI-TAKEOVER PROVISIONS

  The Declaration of Trust of each of the Funds (in each case, the "Declaration of Trust") includes provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of either Fund.

SPECIAL RISKS RELATED TO PREFERRED SHARES

  AUCTION RISK. The dividend rate for the preferred shares of California Municipal Trust is set using a remarketing process. The dividend rate for the preferred shares of the other Funds, including the Acquiring Fund, normally is set through an auction process. These preferred shares are referred to as "auction preferred shares." In the auction, preferred shareholders may indicate the dividend rate at which they would be willing to hold or sell their auction preferred shares or purchase additional shares. An auction fails if there are more auction preferred shares offered for sale than there are buyers, in which case preferred shareholders may not be able to sell their shares. Also, if preferred shareholders place bids to retain shares at an auction only at a specified dividend rate and that rate exceeds the rate set at the auction, they will not retain their shares. Additionally, if preferred shareholders buy auction preferred shares or elect to retain shares without specifying a dividend rate below which they would not wish to buy or continue to hold those shares, they could receive a lower rate of return on their APS than the market rate. Finally, the dividend period for the auction preferred shares may be changed by the Funds, subject to certain conditions, including notice to preferred shareholders, which could also affect the liquidity of an investment in those shares.

  SECONDARY MARKET RISK. Broker-dealers may maintain a secondary trading market in the preferred shares outside of auctions or remarketings, as applicable; however, they are not obligated to do so and there can be no assurance that such a secondary market will develop or, if it does develop, that it will provide preferred shareholders with a liquid trading market. It may not be possible to sell preferred shares between auctions or remarketings, as applicable, or it may only be possible to sell them for a price less than their liquidation preference plus any accumulated dividends. An increase in the level of interest rates likely will have an adverse effect on the secondary market price of the preferred shares. APS may only be transferred outside of auctions to or through broker-dealers or other persons as the Funds permits.

  RATINGS AND ASSET COVERAGE RISKS. Although the preferred shares have been rated "Aaa" by Moody's and "AAA" by S&P, such ratings do not eliminate or necessarily mitigate the risks of investing in preferred shares. Moody's or S&P could downgrade its rating of the preferred shares or withdraw its rating at any time, which may make the preferred shares less liquid at an auction or in the secondary market. If the Funds fail to satisfy their asset coverage ratios, they will be required to redeem a sufficient number of preferred shares in order to return to compliance with the asset coverage ratios. The Funds may voluntarily redeem preferred shares under certain circumstances in order to meet asset coverage tests.

                            COMPARISON OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

  The Funds have the same investment objective and substantially similar investment policies. Each Fund seeks to provide common shareholders with a high level of current income exempt from federal and California income tax, consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of its assets in California municipal securities.

  Under normal market conditions, each Fund invests substantially all of its assets in California municipal securities rated investment grade at the time of investment. Investment grade rated securities are rated BBB or higher by S&P or Baa or higher by Moody's (or comparably rated by any other nationally recognized statistical rating organization) in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Securities rated Baa by Moody's are considered by Moody's as medium-grade obligations which lack outstanding investment characteristics and in fact have speculative characteristics as well.

  California Quality Municipal Trust may invest up to 20% of its assets in California municipal securities believed, at the time of investment, by the Adviser to have credit characteristics equivalent to, and to be of comparable quality as, California municipal securities that are rated investment grade. If the Reorganizations are approved, the Acquiring Fund will adopt the foregoing non-fundamental investment policy.

  The foregoing policies with respect to credit quality of portfolio investments apply only at the time of purchase of a security, and the Funds are not required to dispose of a security in the event that S&P or Moody's (or any other nationally recognized statistical rating organization) downgrades its assessment of the credit characteristics of a particular issuer. In determining whether a Fund will retain or sell such a security, the Adviser may consider such factors as the Adviser's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other nationally recognized statistical rating organizations.

  Each Fund may invest in municipal securities subject to the alternative minimum tax provisions of federal tax law. California Municipal Trust may invest up to 20% of its total assets in municipal securities subject to the alternative minimum tax. The Acquiring Fund, California Quality Municipal Trust and Trust for Investment Grade California Municipals have not established any limit on the percentage of their portfolios that may be invested in municipal securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by these Funds may be taxable under the alternative minimum tax. The Funds may not be suitable investments for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Funds.

  Each Fund may engage in certain hedging transactions and may purchase and sell put and call options on municipal securities and municipal securities indices. Such transactions are not treated as investments in municipal securities for the purpose of each Fund's policy of investing 80% of its total assets in municipal securities.

  CALIFORNIA MUNICIPAL SECURITIES. Municipal securities are obligations issued by or on behalf of states, certain territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel or other counsel to the issuer of such securities, at the time of issuance, not includable in gross income for regular federal income tax purposes. California municipal securities are municipal securities, the interest on which is, in the opinion of bond counsel or other counsel to the issuer of such securities, at the time of issuance, exempt from California personal income tax. Under normal market conditions, at least 80% of each Fund's net assets are invested in California municipal securities.

  The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Funds may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. None of the

Funds may invest more than 15% of its total assets in municipal securities whose rates vary inversely with changes in market rates of interest. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "nonappropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. The Funds may also invest in California municipal securities backed by original issue insurance or secondary market insurance (collectively, "insurance").

  The Funds do not generally invest 25% or more of their respective total assets in any one industry. Governmental issuers of California municipal securities are not considered part of any "industry" and one accordingly not subject to this 25% limitation. However, California municipal securities backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users, and the 25% limitation would apply to such obligations.

  Each Fund may invest in California municipal securities backed by insurance. The credit rating assigned by Moody's or S&P (or any other nationally recognized statistical rating organization) to California municipal securities covered by insurance ordinarily will be based, at least in part, on such insurance. Although the Adviser periodically reviews the financial condition of insurers, there can be no assurance that the insurers will be able to honor their obligations in all circumstances. In the event of a default by an insurer on its obligations with respect to any California municipal securities in a Fund's portfolio, the Fund would look to the issuer or guarantor of such California municipal securities for payments of principal and interest and such issuer or any guarantor may not be rated investment grade. Alternatively, the Fund could elect to dispose of such California municipal securities; however, the market prices for such California municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.

  The amount of available information about the financial condition of California municipal securities issuers may be less extensive than that for corporate issuers with publicly traded securities. California municipal securities in which the Funds may each invest include special obligation bonds, lease obligations, participation certificates, variable rate instruments and California municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Funds may engage. Certain of these instruments represent relatively recent innovations in the municipal securities markets. While the markets for such recent innovations progress through stages of development, such markets may be less liquid than more fully developed markets for municipal securities. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. Although it is generally the policy of the Funds to hold California municipal securities until their maturity, the relative illiquidity of some of a Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price.

  TEMPORARY DEFENSIVE STRATEGIES. At times, the Adviser may judge that conditions in the markets for California municipal securities make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Adviser may use alternative strategies, primarily designed to reduce fluctuations in the value of such Fund's assets. In implementing these "defensive" strategies, a Fund may invest to a substantial degree in other investment grade municipal securities, including liquid, high-quality, short-term municipal securities. If these other municipal securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in investment grade taxable securities. To the extent that the Fund invests in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve its investment objective of seeking to provide common shareholders with a high level of current income exempt from federal and California income tax.

OTHER INVESTMENT PRACTICES AND POLICIES

  In connection with the investment objective and policies described above, each Fund may, but is not required to, utilize various other investment strategies as described below to earn income, to facilitate portfolio management and to mitigate risk. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many investment companies and other institutional investors. These investment practices entail risks. Although the Adviser believes that these investment practices may further the Funds' respective investment objectives, no assurance can be given that these investment practices will achieve this result.

  STRATEGIC TRANSACTIONS. Each Fund may engage in certain Strategic Transactions to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets fluctuations, to protect unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of its portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Acquiring Fund may use Strategic Transactions to enhance potential gain, although no more than 5% of the Fund's assets may be committed to Strategic Transactions for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund complies with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them, including possible default by the other party to the transaction, liquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create, a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by a Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income is allocated to both the common shares and the preferred shares of a Fund on a pro rata basis.

  Under normal market conditions, a Fund will engage in Strategic Transactions, if at all, only to the extent that its common shares will not become subject to the California gross income tax as a result thereof. Under existing California law, shares of a Fund will not be subject to the California gross income tax for any year if, at the close of each quarter of such calendar year, the Fund's portfolio consisted solely of (1) notes, bonds and other obligations issued by the State of California or its municipalities, counties, and other taxing districts, or by the United States Government and its agencies, or by the governments of Puerto Rico, Guam or the U.S. Virgin Islands, or (2) any other obligations which result in gross income exempt from the California gross income tax.

  "WHEN-ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. Each Fund may also purchase and sell municipal securities on a "when-issued" and "delayed delivery" basis. No income accrues to a Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because the Fund engaging in such transactions relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

INVESTMENT RESTRICTIONS

  Each Fund's investment objective, each Fund's investment policy with respect to investing at least 80% of its total assets in California municipal securities and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the 1940 Act as the lesser of (i) more than 50% of the Fund's outstanding common shares and of its outstanding preferred shares, voting by class, present at a meeting at which the holders of more than 50% of the outstanding shares of each such class are present in person or by proxy). All other investment policies or practices are considered by the Funds not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.

  California Municipal Trust may not:

   1. With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer.

   2. Invest more than 25% of its assets in a single industry; however, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal securities market.

   3. Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to Strategic Transactions.

   4. Borrow money, except for temporary or emergency purposes from banks or for repurchase of its shares, and then only in an amount not exceeding one-third of the Fund's total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period in which such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions.

   5. Make loans of money or property to any person, except to the extent the tax-exempt obligations in which the Fund may invest are considered to be loans.

   6. Buy any securities "on margin." Neither the deposit of initial or variation margin in connection with Strategic Transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   7. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions.

   8. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   9. Make investments for the purpose of exercising control or participation in management.

  10. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition.

  11. Invest in equity interests in oil, gas or other mineral exploration or development programs.

  12. Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities in which the Fund may invest are considered to be interests in real estate and except to the extent that the Strategic Transactions in which the Fund may invest are considered to be commodities or commodities contracts.

  13. Invest in illiquid investments, including securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading to the securities is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), if more than 33 1/3% of the Fund's assets (taken at market value) would be invested in such securities.

The Acquiring Fund, California Quality Municipal Trust and Trust for Investment Grade California Municipals have the same investment restrictions as California Municipal Trust, except with respect to the following investment restrictions (which correspond to the investment restrictions listed above):

   4. This investment restriction is the same for all Funds, except the Acquiring Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction.

   5. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund's interest with respect to the securities owned by the Fund.

  10. Invest in securities of other investment companies in an amount exceeding the limitations set forth in the 1940 Act and the rules thereunder, except as part of a merger, consolidation or other acquisition.

  11. Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  12. Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that the Strategic Transactions the Fund may invest in are considered to be commodities or commodities contracts.

  13. The Acquiring Fund, California Quality Municipal Trust and Trust for Investment Grade California Municipals do not have this investment restriction.

MANAGEMENT OF THE FUNDS

  THE BOARDS. The Board of each Fund is responsible for the overall supervision of the operations of its respective Fund and performs the various duties imposed on trustees of investment companies by the 1940 Act and under applicable state law.

  THE ADVISER. The investment adviser for each Fund is Van Kampen Asset Management. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and
has more than $    under management or supervision as of          , 2005. Van
Kampen Investments has over 40 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The principal business address of the Adviser and Van Kampen Investments is 1221 Avenue of the Americas, New York, New York 10020.

  Pursuant to separate investment advisory agreements between each Fund and the Adviser, each Fund pays the Adviser a monthly fee at the annual rate of 0.55% of such Fund's average daily net assets, including assets attributable to its preferred shares. Subsequent to the Reorganizations, the Adviser will continue to receive compensation at the rate of 0.55% of the average daily net assets, including assets attributable to preferred shares, of the combined fund.

  PORTFOLIO MANAGEMENT. Each Fund's portfolio is managed by the Adviser's Municipal Fixed Income team. The team is made up of established investment professionals. Current members of the team include Joseph A. Piraro, Executive Director; Robert Wimmel, Vice President; and John R. Reynoldson, Executive Director.

  Mr. Piraro has worked for the Adviser since     and began managing the Funds
in     . Mr. Wimmel has worked for the Adviser since     and began managing the
Funds in     . Mr. Reynoldson has worked for the Adviser since     and began
managing the Funds in     .

  Mr. Piraro is the lead portfolio manager of each Fund. Mssrs. Wimmel and Reynoldson are co-portfolio managers. Members of the team collaborate to manage the assets of each Fund.

  The Reorganization Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Acquiring Fund.

  PORTFOLIO TRANSACTIONS WITH AFFILIATES. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Funds and the Adviser and with brokerage firms participating in the distribution of the Funds' shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

  LEGAL PROCEEDINGS. The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, were named as defendants in a number of similar class action complaints which were consolidated. The consolidated amended complaint also names as defendants certain individual trustees and directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual trustees of any Van Kampen funds. The complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss this action and otherwise intend to defend it vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants individual trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the action described in the preceding paragraph. This action is currently stayed until the later of (i) a ruling on the motion to dismiss the action described in the preceding paragraph or (ii) a ruling on a motion to dismiss the anticipated claims described in the next paragraph. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The plaintiff in the action described in the preceding paragraph intends to initiate a new derivative action against the same defendants alleging that the defendants failed to detect and/or prevent market timing and late trading in the Van Kampen funds by third parties. The defendants expect to move to dismiss this new action and believe that they will have meritorious defenses to the claims alleged.

  The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. Defendants have appealed an order of the federal court remanding this case to state court. The federal appeals court has issued a stay of discovery in the state court during pendency of the appeal. Prior to the issuance of the stay, the state court denied defendants' motion to dismiss. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The Adviser and the individual trustees of certain Van Kampen funds are named as defendants in a recently filed class action complaint that alleges that the defendants breached various fiduciary and statutory duties to investors by failing to ensure that the funds participated in securities class action settlements involving securities held in the funds' portfolios. The complaint seeks, among other things, compensatory and punitive damages. None of the funds are named as defendants, and no claims are asserted against them. The defendants expect to move to dismiss the complaint and believe that they have meritorious defenses.

OTHER SERVICE PROVIDERS

  THE ADMINISTRATOR. Van Kampen Investments Inc. (or an affiliate) serves as administrator (the "Administrator") to California Quality Municipal Trust, Trust for Investment Grade California Municipals and the Acquiring Fund. The principal business address of the Administrator is 1221 Avenue of the Americas, New York, New York 10020. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to each such Fund's portfolio and preferred shares and providing certain services to shareholders. Prior to June 1, 2004, each such Fund paid the Administrator a monthly administrative fee at the annual rate of 0.05% of the average daily net assets of such Fund. Effective June 1, 2004, the administrative fee was reduced from 0.05% to 0.00%. Subsequent to the Reorganizations, the Administrator will continue to provide administrative services to the combined fund at the reduced rate. California Municipal Trust does not have an administrator.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, P.O. Box 43011, Providence, Rhode Island, 02940-3011, is the custodian, transfer agent, dividend paying agent and registrar for the common shares of each of the Funds.
Merrill Lynch,            , is the transfer agent, registrar and remarketing
agent for the preferred shares of California Municipal Trust. Deutsche Bank,
           , is the transfer agent, registrar and auction agent for the preferred shares of California Quality Municipal Trust, Trust for Investment Grade Municipals and the Acquiring Fund.

CAPITALIZATION

  The Board of Trustees of each Fund may authorize separate classes of shares together with such designation of preferences, rights, voting powers, restrictions, limitations, qualifications or terms as may be determined from time to time by the trustees, The table below sets forth the capitalization of the Target Funds and the Acquiring Fund as of October 31, 2004, and the pro forma capitalization of the combined fund as if the Reorganizations had occurred on that date.

               CAPITALIZATION AS OF OCTOBER 31, 2004 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                  ACTUAL
                             ------------------------------------------------
                                                       TRUST FOR
                                          CALIFORNIA   INVESTMENT
                             CALIFORNIA    QUALITY       GRADE                  PRO FORMA
                             MUNICIPAL    MUNICIPAL    CALIFORNIA   ACQUIRING   ACQUIRING
                               TRUST        TRUST      MUNICIPALS     FUND        FUND
                             ----------   ----------   ----------   ---------   ---------
NET ASSETS CONSIST OF:
  Common Shares
    ($.01 par value)*......   $    33      $     97     $     47    $     60    $    224
  Paid in surplus..........    29,564       143,486       68,746      88,813     330,622
  Net unrealized
    appreciation...........     4,619        20,774        7,554      12,405      45,352
  Accumulated undistributed
    net investment
    income.................       202         1,304          335         594       2,435
  Accumulated net realized
    loss...................        (3)          406           26         563         992
  NET ASSETS APPLICABLE TO
    COMMON SHARES..........    34,415       166,067       76,708     102,435     379,106
  PREFERRED SHARES ($.01
    par value, with
    liquidation preference
    of $50,000, $25,000,
    $25,000, $25,000 and
    $25,000,
    respectively)*.........    20,000        75,000       45,000      60,000     200,000
  NET ASSETS INCLUDING
    PREFERRED SHARES.......    54,415       241,067      121,708     162,435     579,106

---------------

* Based on the number of outstanding shares listed in "Outstanding Securities of the Funds" table below.

       OUTSTANDING SECURITIES OF THE TARGET FUNDS AND THE ACQUIRING FUND
                             AS OF OCTOBER 31, 2004

                                                                     AMOUNT
                                                                  OUTSTANDING
                                                   AMOUNT HELD    EXCLUSIVE OF
                                                   BY FUND FOR    AMOUNT SHOWN
                                      AMOUNT         ITS OWN      IN PREVIOUS
TITLE OF CLASS                      AUTHORIZED       ACCOUNT         COLUMN
--------------                      ----------     -----------    ------------
CALIFORNIA MUNICIPAL TRUST
  Common Shares.................      Unlimited         0          3,258,000
  Preferred Shares..............    100,000,000         0                400
CALIFORNIA QUALITY MUNICIPAL
  TRUST
  Common Shares.................      Unlimited         0          9,687,000
  Preferred Shares..............    100,000,000         0              3,000
TRUST FOR INVESTMENT GRADE
  CALIFORNIA MUNICIPALS
  Common Shares.................      Unlimited         0          4,676,000
  Preferred Shares..............    100,000,000         0              1,800
ACQUIRING FUND
  Common Shares.................      Unlimited         0          6,043,000
  Preferred Shares..............    100,000,000         0              2,400

ADDITIONAL INFORMATION ABOUT COMMON SHARES OF THE FUNDS

  GENERAL. Common shareholders of a Fund are entitled to share equally in dividends declared by the Fund's Board of Trustees payable to holders of the common shares and in the net assets of the Fund available for distribution to holders of the common shares after payment of the preferential amounts payable to preferred shareholders. Common shareholders do not have preemptive or conversion rights and a Fund's common shares are not redeemable. The outstanding common shares of each Fund are fully paid and nonassessable. So long as any preferred shares of a Fund are outstanding, holders of the Fund's common shares will not be entitled to receive any dividends or other distributions from the Fund unless all accumulated dividends on the Fund's outstanding preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to such preferred shares would be at least 200% after giving effect to such distributions.

  PURCHASE AND SALE. Purchase and sale procedures for the common shares of each of the Funds are identical. Investors typically purchase and sell common shares of the Funds through a registered broker-dealer on the NYSE, AMEX or CHX, as the case may be, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell common shares of the Funds through privately negotiated transactions with existing shareholders.

  COMMON SHARE PRICE DATA. The following table sets forth the high and low sales prices for common shares of each Fund on the NYSE or AMEX, as the case may be, for each full quarterly period within each Fund's two most recent fiscal years and for each full fiscal quarter of the current fiscal year, along with the net asset value and discount or premium to net asset value for each quotation.

                           CALIFORNIA MUNICIPAL TRUST

                                   HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING           PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------           -----    ---------   ----------   -----    ---------   ----------
December 31, 2004...............  $ 9.69    $10.50       $(0.81)    $ 9.05    $10.35       $(1.30)
September 30, 2004..............  $ 9.55    $10.41       $(0.86)    $ 8.75    $ 9.99       $(1.24)
June 30, 2004...................  $10.05    $10.54       $(0.49)    $ 8.39    $ 9.78       $(1.39)
March 31, 2004..................  $10.35    $10.71       $(0.36)    $ 9.97    $10.51       $(0.54)
December 31, 2003...............  $10.05    $10.52       $(0.47)    $ 9.69    $10.26       $(0.57)
September 30, 2003..............  $10.49    $10.74       $(0.25)    $ 9.48    $10.07       $(0.59)
June 30, 2003...................  $10.70    $11.03       $(0.33)    $ 9.60    $10.50       $(0.90)
March 31, 2003..................  $ 9.90    $10.49       $(0.59)    $ 9.50    $10.42       $(0.92)
December 31, 2002...............  $10.72    $10.96       $(0.24)    $ 9.47    $10.40       $(0.93)
September 30, 2002..............  $10.65    $10.79       $(0.14)    $10.05    $10.37       $(0.32)

                       CALIFORNIA QUALITY MUNICIPAL TRUST

                                   HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING           PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------           -----    ---------   ----------   -----    ---------   ----------
January 31, 2005................  $16.74    $17.16       $(0.42)    $15.99    $16.96       $(0.97)
October 31, 2004................  $16.59    $17.16       $(0.57)    $15.55    $16.67       $(1.12)
July 31, 2004...................  $15.65    $16.56       $(0.91)    $14.61    $16.28       $(1.67)
April 30, 2004..................  $17.30    $17.27       $ 0.03     $15.07    $16.55       $(1.48)
January 31, 2004................  $17.46    $17.21       $ 0.25     $16.37    $17.12       $(0.75)
October 31, 2003................  $16.57    $16.96       $(0.39)    $16.10    $16.52       $(0.42)
July 31, 2003...................  $17.80    $17.84       $(0.04)    $16.00    $16.87       $(0.87)
April 30, 2003..................  $17.00    $17.32       $(0.32)    $16.50    $17.08       $(0.58)
January 31, 2003................  $17.07    $17.11       $(0.04)    $16.50    $17.21       $(0.71)

                TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

                          HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING  PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------  -----    ---------   ----------   -----    ---------   ----------
January 31, 2005.......  $15.20    $16.36       $(1.16)    $14.20    $16.24       $(2.04)
October 31, 2004.......  $15.20    $16.40       $(1.20)    $14.45    $15.86       $(1.41)
July 31, 2004..........  $14.50    $15.77       $(1.27)    $13.55    $15.30       $(1.75)
April 30, 2004.........  $17.30    $16.94       $ 0.36     $14.02    $15.78       $(1.76)
January 31, 2004.......  $17.10    $16.52       $ 0.58     $15.79    $16.33       $(0.54)
October 31, 2003.......  $16.10    $16.03       $ 0.07     $15.50    $15.63       $(0.13)
July 31, 2003..........  $17.45    $17.12       $ 0.33     $15.30    $15.61       $(0.31)
April 30, 2003.........  $16.49    $16.68       $(0.19)    $15.60    $16.15       $(0.55)
January 31, 2003.......  $16.40    $16.68       $(0.28)    $15.59    $16.34       $(0.75)

                                 ACQUIRING FUND

                          HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING  PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------  -----    ---------   ----------   -----    ---------   ----------
January 31, 2005.......  $15.50    $16.91       $(1.41)    $13.76    $16.72       $(2.96)
October 31, 2004.......  $15.60    $16.97       $(1.37)    $14.84    $16.31       $(1.47)
July 31, 2004..........  $14.96    $16.29       $(1.33)    $14.05    $15.50       $(1.45)
April 30, 2004.........  $17.23    $17.58       $(0.35)    $14.70    $16.13       $(1.43)
January 31, 2004.......  $17.15    $17.05       $ 0.10     $16.72    $17.08       $(0.36)
October 31, 2003.......  $17.25    $16.69       $ 0.56     $15.70    $16.18       $(0.48)
July 31, 2003..........  $17.07    $17.39       $(0.32)    $16.01    $16.72       $(0.71)
April 30, 2003.........  $16.27    $17.36       $(1.09)    $15.81    $16.98       $(1.17)
January 31, 2003.......  $16.35    $17.27       $(0.92)    $15.70    $16.83       $(1.13)

  As of [         ,] 2005, (i) the net asset value per share for common shares
of California Municipal Trust was $[         ] and the market price per share
was $[         ], representing a [premium/discount] to net asset value of
[    ]%, (ii) the net asset value per share for common shares of California
Quality Municipal Trust was $[         ] and the market price per share was
$[         ], representing a [premium/discount] to net asset value of [    ]%,
(iii) the net asset value per share for common shares of Trust for Investment
Grade California Municipals was $[         ] and the market price per share was
$[         ], representing a [premium/discount] to net asset value of [    ]%,
and (iv) the net asset value per share for Acquiring Fund Common Shares was
$[         ] and the market price per share was $[         ], representing a
[premium/discount] to net asset value of [    ]%.

  Common shares of each of the Funds have historically traded at both a premium and a discount to net asset value . In order to reduce or eliminate a market value discount from net asset value, the Board of Trustees of each Fund may, subject to the terms and conditions of its preferred shares, authorize that Fund from time to time to repurchase the common shares in the open market or to tender for the common shares at net asset value. The Board of Trustees of each Fund, in consultation with the Adviser, will review on a quarterly basis the possibility of open market repurchases and/or tender offers for the common shares. Subject to its borrowing restrictions, each Fund may incur debt to finance such repurchases, which entails risks. The ability of a Fund to enter into tender offers and the common share repurchases may be limited by the 1940 Act asset coverage requirements and any additional asset coverage requirements which may be imposed by a rating agency in connection with any rating of the preferred shares. No assurance can be given that the Board of Trustees of either Fund will, in fact, authorize that Fund to undertake such repurchases and/or tender offers or that, if undertaken, such actions would result in the common shares trading at a price which is equal or close to net asset value.

  DIVIDENDS AND DISTRIBUTIONS. The Funds' current policies with respect to dividends and distributions relating to their common shares are identical. It is each Fund's present policy, which may be changed by its Board of Trustees, to make monthly distributions to holders of its common shares of substantially all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred shares. Net income of each Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Under current federal tax law, California Municipal Trust may allocate net capital gains and other taxable income, if any, received by the Fund to its common shares, allowing the Fund to pay dividends on its preferred shares that qualify in their entirety as tax-exempt distributions. However, the other Funds, including the Acquiring Fund, are required to allocate net capital gains and other taxable income, if any, received between their common shares and preferred shares on a pro rata basis in the year for which such capital gains and other income is realized.

  Expenses of each Fund are accrued each day. Net realized capital gains, if any, are expected to be distributed to shareholders at least once a year. While there are any preferred shares outstanding, the Funds may not declare any cash dividend or other distribution on their common shares, unless at the time of such declaration, (1) all accrued preferred share dividends have been paid and
(2) the value of the Funds' total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Funds, is at least 200% (as required by the 1940 Act) of the liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus any accrued and unpaid dividends thereon, whether or not earned or declared an on a cumulative basis). In addition to the requirements of the 1940 Act, the Funds may be required to comply with other asset coverage requirements as a condition of the Funds obtaining a rating of their preferred shares from a nationally recognized rating service. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on a Fund's ability to make distributions on its common shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. Each Fund intends, however, to the extent possible, to purchase or redeem preferred shares from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of such Fund's status as a regulated investment company.

  For information concerning the manner in which dividends and distributions to holders of each Fund's common shares may be reinvested automatically in the Fund's common shares, see "-- Dividend Reinvestment Plan" below.

  DIVIDEND REINVESTMENT PLAN. Each Fund offers a Dividend Reinvestment Plan (each a "Plan" and collectively the "Plans") pursuant to which holders of common shares may elect to have all distributions of dividends and all capital gains automatically reinvested in common shares pursuant to such Plan. Unless common shareholders elect to participate in a Plan, all common shareholders receive distributions of dividends and capital gains in cash. The Plans for the Target Funds and the Acquiring Fund are substantially identical. State Street Bank and Trust Company, as plan agent (the "Plan Agent"), serves as agent for the holders of common shares of each Fund in administering the Plans.

  After the Reorganization, a holder of shares of a Fund who currently elects to receive dividends in cash will continue to receive dividends in cash; all other holders will have their dividends automatically reinvested in shares of the combined fund. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 8200, Boston, Massachusetts 02101. Telephone calls concerning the Plan may be directed to the Plan Agent between the hours of 7:30 a.m. and 5:00 p.m. Central Standard Time at (800) 341-2929.

ADDITIONAL INFORMATION ABOUT PREFERRED SHARES OF THE FUNDS

  GENERAL. The preferred shares of California Municipal Trust are labeled "remarketed preferred shares" ("RP"). The preferred shares of California Quality Municipal Trust, Trust for Investment Grade California Municipals and the Acquiring Fund are labeled "auction preferred shares" ("APS"). Both RP and APS are preferred shares of beneficial interest which entitle their holders to receive dividends when, as and if declared by the Board of Trustees of a Fund, out of funds legally available therefore, at a rate per annum that may vary for the successive dividend periods. California Municipal Trust's RP have a liquidation preferences of $50,000 per share, while the liquidation preference of the APS is $25,000 per share.

Neither RP nor APS are traded on a stock exchange or over-the-counter. While RP and APS are substantially similar in many respects, there are several differences that shareholders should consider.

  SERIES. Under the 1940 Act, each Fund is permitted to have outstanding more than one series of preferred shares as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Each Fund currently has only one series of preferred shares outstanding. Holders of a Fund's preferred shares do not have preemptive rights to purchase any shares of the same series or any other preferred shares that might be issued. The net asset value per share of a Fund's preferred shares equals its liquidation preference plus accumulated but unpaid dividends per share.

  PURCHASE AND SALE. RP and APS are purchased and sold using different procedures.

  California Municipal Trust's RP are purchased and sold through remarketing procedures. On each tender date (the business day preceding the dividend reset date) for shares of RP, the remarketing agent will, after canvassing the market and considering prevailing market conditions, provide to holders of RP non-binding indications of the applicable dividend rate for the next succeeding 28-day dividend period. The actual applicable dividend rate for such dividend period may be greater than or less than the rate indicated in such non-binding indications and will not be determined until after a holder is required to elect to hold or tender its RP or a new purchaser is required to agree to purchase RP. Each holder of RP then must notify the remarketing agent of its desire (on a share-by-share basis) either to tender such share at a price of $50,000 per share (the liquidation preference of California Municipal Trust's RP) or to continue to hold such share for a 28-day dividend period. Any holder or prospective purchaser may informally indicate to the remarketing agent its applicable dividend rate preferences. However, any such notice given to the remarketing agent to tender or hold shares for a particular dividend period is irrevocable and may not be conditioned upon the level at which applicable dividend rates are set. On the dividend reset date, the remarketing agent will then determine the applicable dividend rate for the next dividend period, which will be the lowest rate available which enables the remarketing agent to remarket on behalf of the holders thereof all RP tendered to it on such tender date at a price of $50,000 per share. Such determination is made in the sole discretion of the remarketing agent and is conclusive and binding on the Fund and on the holders of RP. The remarketing agent may initiate a secondary market in RP outside of remarketings. The remarketing agent, however, has no obligation to make a secondary market in the shares of RP outside of remarketings, and there can be no assurance that a secondary market for shares of RP will develop or, if it does develop, that it will provide holders with a liquid trading market.

  California Quality Municipal Trust, Trust for Investment Grade California Municipals and the Acquiring Fund's APS are purchased and sold at separate auctions conducted on a regular basis (every 7 days for Acquiring Fund APS and every 28 days for the APS of California Quality Municipal Trust and Trust for Investment Grade California Municipals, unless the Fund elects, subject to certain limitations, to declare a special dividend period) by Deutsche Bank, as the auction agent for each Fund's APS (the "Auction Agent"). Unless otherwise permitted by the Funds, existing and potential holders of APS only may participate in auctions through their broker-dealers. Broker-dealers submit the orders of their respective customers who are existing and potential holders of APS to the Auction Agent. On or prior to each auction date for the APS (the business day next preceding the first day of each dividend period), each holder may submit orders to buy, sell or hold APS to its broker-dealer. Outside of these auctions, shares of APS may be purchased or sold through broker-dealers for the APS in a secondary trading market maintained by the broker-dealers. However, there can be no assurance that a secondary market will develop or, if it does develop, that it will provide holders with a liquid trading market.

  If the Reorganizations are approved and completed, preferred shareholders of the Target Funds will receive Acquiring Fund APS which will have a regular dividend period of 7 days.

  DIVIDENDS AND DISTRIBUTIONS. The holders of each Fund's preferred shares are entitled to receive, when, as and if declared by the Board of Trustees of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on each Fund's preferred shares so declared and payable shall be paid (i) in preference to and in priority over any dividends so declared and payable on the Fund's common shares, and (ii) to the extent permitted under the Internal Revenue Code and to the extent available, out of net tax-exempt income earned on the Fund's investments.

  Prior to each dividend payment date, the Funds are required to deposit with the Remarketing Agent or the Auction Agent, as the case may be, sufficient funds for the payment of such declared dividends. The Funds do not intend to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on a Fund's preferred shares which may be in arrears.

  Holders of California Municipal Trust's RP generally receive dividends out of the Fund's available net tax-exempt income, which qualify in their entirety as distributions of tax-exempt interest income for federal income tax purposes. However, the other Funds, including the Acquiring Fund, are required to allocate net capital gains and other taxable income, if any, proportionately between their common shares and preferred shares. The amount of taxable income allocated to the APS depends upon the amount of such income realized by a Fund, but is generally not expected to be significant.

  In normal circumstances, whenever a Fund intends to include any net capital gains or other taxable income in any dividend on APS, the Fund will notify the Auction Agent of the amount to be so included prior to the Auction establishing the applicable rate for such dividend. The Auction Agent will in turn notify each broker-dealer who will notify existing and potential holders of the APS. As a result, Auction participants may, in response to such information, place bids which take account of the inclusion of net capital gains or other taxable income in the dividend. If a Fund retroactively allocates any net capital gains or other taxable income to the APS without having given notice to the Auction Agent, the Fund will pay an Additional Dividend to offset substantially the tax effect thereof. As a result of the notice and Additional Dividend provisions, the after-tax return to holders of RP and APS is not expected to differ substantially.

  DIVIDEND RATES. RP and APS have different methods of determining dividend rates. See "-- Purchase and Sale" above.

  The following table provides information about the dividend rates for each Fund's preferred shares as of a recent remarketing or auction date:

REMARKETING/AUCTION DATE                     FUND                      RATE
------------------------                     ----                      ----
        , 2005             California Municipal Trust..............          %
        , 2005             California Quality Municipal Trust......          %
        , 2005             Trust for Investment Grade California
                           Municipals..............................          %
        , 2005             Acquiring Fund..........................          %

  RATINGS. The Funds' preferred shares have all been assigned a rating of "AAA" from S&P and "Aaa" from Moody's. Each Fund intends that, so long as its preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by S&P and Moody's in connection with each Fund's receipt of a rating for such shares of at least "AAA" from S&P and "Aaa" from Moody's. S&P and Moody's, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating such preferred shares have been developed by S&P and Moody's in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for S&P and Moody's to issue the above-described ratings for the preferred shares, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act.

  Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by S&P or Moody's. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for a Fund's preferred shares, at any time, may change or withdraw any such rating. As set forth in the Certificate of Vote of Trustees Establishing Preferred Shares of each Fund (each a "Certificate of Vote"), the Board of Trustees of each Fund, without shareholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from S&P and Moody's that any such change would not impair the ratings then assigned by S&P and Moody's to the preferred shares. For so long as any of its preferred shares are rated by S&P or Moody's, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

  REDEMPTIONS. The redemption provisions pertaining to the preferred shares of each Fund are substantially similar. Preferred shares of each Fund are generally redeemable at the option of the Fund at a price equal to their liquidation preference of $50,000 (California Municipal Trust) or $25,000 (the other Funds) per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, in certain circumstances, a redemption premium. Preferred shares of each Fund are also subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of a Fund to maintain asset coverage requirements for its preferred shares specified by Moody's and S&P in connection with their issuance of ratings on the preferred shares.

  LIQUIDATION RIGHTS. Upon any liquidation, dissolution or winding up of any of the Funds, whether voluntary or involuntary, the holders of such Fund's preferred shares will be entitled to receive, out of the assets of the Fund available for distribution to shareholders, before any distribution or payment is made upon any of the Fund's common shares or any other capital shares of the Fund ranking junior in right of payment upon liquidation to preferred shares, $25,000 per share ($50,000 in the case of California Municipal Trust) together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the preferred shareholders will be entitled to no other payments except for any Additional Dividends. If such assets of the Fund are insufficient to make the full liquidation payment on the preferred shares and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on a parity with the preferred shares as to payment upon liquidation, then such assets will be distributed among the preferred shareholders and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of a Fund's preferred shares will not be entitled to any further participation in any distribution of assets by the Fund except for any Additional Dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

  ADDITIONAL INFORMATION. For additional information on Acquiring Fund APS, Target Fund shareholders should consult the Reorganization Statement of Additional Information, which contains a more complete summary of the terms of the Acquiring Fund APS, and the Certificate of Vote governing the Acquiring Fund APS, included as Appendix B to the Reorganization Statement of Additional Information.

GOVERNING LAW

  Each Fund is organized as a business trust under the laws of The Commonwealth of Massachusetts. California Municipal Trust was organized on September 21, 1988 and commenced investment operations on November 1, 1988; California Quality Municipal Trust was organized on July 19, 1991 and commenced investment operations on September 27, 1991; Trust for Investment Grade California Municipals was organized on January 21, 1992 and commenced investment operations on March 27, 1992; and the Acquiring Fund was organized on December 21, 1992 and commenced investment operations on April 30, 1993.

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expense out of the Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and, in the opinion of counsel to the Funds, the risk to the Funds' respective shareholders is remote.

  Each Fund is also subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by SEC thereunder, and applicable state securities laws. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act.

CERTAIN PROVISIONS OF THE DECLARATIONS OF TRUST

  Each Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving common shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. The Board of Trustees of each Fund is divided into three classes, with the term of one class expiring at the annual meeting of shareholders. At each annual meeting, in each year each class whose term is expiring will be elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause by a written instrument signed by at least two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such Trustee and entitled to vote on the matter.

  In addition, each Fund's Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash (except pursuant to the Dividend Reinvestment
Plan); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

  The Board of Trustees of each Fund has determined that the 75% voting requirements described above, which are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of shareholders of each respective Fund generally. Reference should be made to the Declaration of Trust of each Fund on file with the SEC for the full text of these provisions.

  The Declaration of Trust of each Fund further provides that no trustee, officer, employee or agent of the Fund is liable to the Fund or to any shareholder, nor is any trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

CONVERSION TO OPEN-END FUND

  Each Fund may be converted to an open-end investment company at any time by an amendment to its Declaration of Trust. Each Fund's Declaration of Trust provides that such an amendment would require the approval of (a) a majority of the Trustees, including the approval by a majority of the disinterested Trustees of the Fund, and (b) the lesser of (i) more than 50% of the Fund's outstanding common and preferred shares, each voting as a class or (ii) 67% of the common and preferred shares, each voting as a class, present at a meeting at which holders of more than 50% of the outstanding shares of each such class are pre sent in person or by proxy. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days prior notice to all shareholders. Conversion of a Fund to an open-end investment company would require the redemption of all outstanding preferred shares, which would eliminate the leveraged capital structure of the Fund. In the event of conversion, the common shares would cease to be listed on the NYSE, the AMEX, the CHX, the NASDAQ National Market System or other national securities exchange or national market system. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. If a Fund were converted to an open-end fund, it is likely that new common shares would be sold at net asset value plus a sales load. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In particular, the Fund would be required to maintain its portfolio such that not more than 15% of its assets would be invested in illiquid securities. Such requirement could cause the Fund to dispose of portfolio securities or other assets at a time when it is not advantageous to do so, and could adversely affect the ability of the Fund to meet its investment objective.

VOTING RIGHTS

  Voting rights are identical for the holders of each Fund's common shares. Common shareholders of each Fund are entitled to one vote for each share held. Except as set forth above under "Certain Provisions of the Declarations of Trust" or "Conversion to Open-End Fund," or except as expressly required by applicable law or expressly set forth in the designation of rights and preferences with respect to a Fund's preferred shares, preferred shareholders have no voting rights. When preferred shareholders are entitled to vote, they are also entitled to cast one vote per share held.

  Preferred shareholders of a Fund, voting as a class, are entitled to elect two of the Fund's trustees. Under the 1940 Act, if at any time dividends on a Fund's preferred shares are unpaid in an amount equal to two full years dividends thereon, the holders of all outstanding preferred shares, voting as a class, are entitled to elect a majority of the Fund's trustees until all dividends have been paid or declared and set apart for payment. The affirmative vote of a majority of the preferred shareholders of a Fund, voting as a class, is required to amend, alter or repeal any of the preferences, rights or powers of preferred shareholders so as to materially and adversely affect such preferences, rights or powers, or increase or decrease the number of preferred shares authorized to be issued. Unless a higher percentage is provided for under "Certain Provisions of the Declarations of Trust" above, the affirmative vote of the holders of a majority of a Fund's outstanding preferred shares, voting as a class, is required to approve any action requiring a vote of security holders under
Section 13(a) of the 1940 Act including, among other things, changes in the Fund's investment objective or changes in the Fund's fundamental investment restrictions.

FINANCIAL HIGHLIGHTS

  CALIFORNIA MUNICIPAL TRUST. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                                YEAR ENDED JUNE 30,
                                     --------------------------------------------------------------------------
                                       2004       2003     2002(E)      2001       2000       1999       1998
                                       ----       ----     -------      ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  10.75   $  10.25   $   9.99   $   9.36   $   9.93   $  10.67   $  10.45
                                     --------   --------   --------   --------   --------   --------   --------
 Net Investment Income.............       .65        .67        .71        .73        .76        .78        .85
 Net Realized and Unrealized
  Gain/Loss........................      (.63)       .64        .28        .58       (.44)      (.37)       .53
 Common Share Equivalent of
  Distributions Paid to Preferred
  Shareholders:
  Net Investment Income............      (.06)      (.07)      (.11)      (.23)      (.22)      (.20)      (.22)
                                     --------   --------   --------   --------   --------   --------   --------
Total from Investment Operations...      (.04)      1.24        .88       1.08        .10        .21       1.16
 Distributions Paid to Common
  Shareholders:
  Net Investment Income............      (.60)      (.63)      (.55)      (.45)      (.53)      (.62)      (.72)
  Net Realized Gain................      (.13)      (.11)      (.07)       -0-*      (.14)      (.33)      (.22)
                                     --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $   9.98   $  10.75   $  10.25   $   9.99   $   9.36   $   9.93   $  10.67
                                     ========   ========   ========   ========   ========   ========   ========
Common Share Market Price at End of
 the Period........................  $   8.73   $  10.45   $  10.14   $   8.83   $  8.375   $  9.875   $ 12.125
Total Return(a)....................   -10.03%     10.97%     22.39%     10.99%     -8.14%    -11.17%      7.77%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $   32.5   $   35.0   $   33.4       32.5   $   30.5   $   32.3   $   34.5
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(b).........................     1.65%      1.56%      1.59%      1.65%      1.47%      1.67%      1.57%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(b)..................     6.24%      6.38%      6.90%      7.33%      8.25%      7.38%      8.00%
Portfolio Turnover.................       33%        19%        24%        16%        60%        33%        53%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(b).........................     1.03%       .99%       .99%      1.02%       .88%      1.05%       .99%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     5.67%      5.69%      5.86%      5.02%      5.82%      5.49%      5.91%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................       400        400        400        400        400        400        400
Asset Coverage Per Preferred
 Share(d)..........................  $131,256   $137,533   $133,498   $131,365   $126,216   $130,843   $136,309
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

                                          YEAR ENDED JUNE 30,
                                     ------------------------------
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  10.28   $  10.40   $  10.30
                                     --------   --------   --------
 Net Investment Income.............       .89        .91        .95
 Net Realized and Unrealized
  Gain/Loss........................       .39        -0-*       .11
 Common Share Equivalent of
  Distributions Paid to Preferred
  Shareholders:
  Net Investment Income............      (.21)      (.23)      (.23)
                                     --------   --------   --------
Total from Investment Operations...      1.07        .68        .83
 Distributions Paid to Common
  Shareholders:
  Net Investment Income............      (.75)      (.75)      (.72)
  Net Realized Gain................      (.15)      (.05)      (.01)
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  10.45   $  10.28   $  10.40
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $12.1875   $ 10.875   $  10.75
Total Return(a)....................    21.40%      9.02%      8.67%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $   33.6   $   32.9   $   33.0
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(b).........................     1.58%      1.65%      1.65%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(b)..................     8.54%      8.76%      9.35%
Portfolio Turnover.................       30%        19%        16%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(b).........................      .99%      1.03%      1.02%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     6.51%      6.57%      7.02%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................       400        400        400
Asset Coverage Per Preferred
 Share(d)..........................  $134,055   $132,192   $132,521
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

* Amount is less than $.01

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c) Ratios reflect the effect of dividend payments to preferred shareholders.

(d) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing by the number of preferred shares outstanding.

(e) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .06%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

  CALIFORNIA QUALITY MUNICIPAL TRUST. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                                                                 TWO MONTHS
                                                      YEAR ENDED OCTOBER 31,                        ENDED
                                     ---------------------------------------------------------   OCTOBER 31,
                                      2004      2003     2002(A)    2001      2000      1999        1998
                                      ----      ----     -------    ----      ----      ----     -----------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 16.97   $ 17.29   $ 17.57   $ 16.58   $ 15.78   $ 17.93    $  17.85
                                     -------   -------   -------   -------   -------   -------    --------
 Net Investment Income.............     1.18      1.16      1.19      1.19      1.20      1.20         .20
 Net Realized and Unrealized
  Gain/Loss........................      .16      (.02)     (.10)     1.08       .82     (1.90)        .09
 Common Share Equivalent of
  Distributions Paid to Preferred
  Shareholders:
  Net Investment Income............     (.08)     (.07)     (.08)     (.23)     (.28)     (.21)       (.04)
  Net Realized Gain................      -0-      (.02)     (.05)     (.03)      -0-      (.05)        -0-
                                     -------   -------   -------   -------   -------   -------    --------
Total from Investment Operations...     1.26      1.05       .96      2.01      1.74      (.96)        .25
Distributions Paid to Common
 Shareholders:
 Net Investment Income.............    (1.09)    (1.13)    (1.05)     (.91)     (.94)     (.99)       (.17)
 Net Realized Gain.................      -0-      (.24)     (.19)     (.11)      -0-      (.20)        -0-
                                     -------   -------   -------   -------   -------   -------    --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 17.14   $ 16.97   $ 17.29   $ 17.57   $ 16.58   $ 15.78    $  17.93
                                     =======   =======   =======   =======   =======   =======    ========
Common Share Market Price at End of
 the Period........................  $ 16.55   $ 16.45   $ 16.56   $ 16.40   $ 15.00   $ 15.25    $18.4375
Total Return(b)....................    7.53%     7.69%     8.74%    16.59%     4.70%   -11.34%       4.09%*
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $ 166.1   $ 164.3   $ 167.5   $ 170.1   $ 160.5   $ 152.8    $  172.9
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................    1.22%     1.23%     1.32%     1.52%     1.62%     1.56%       1.58%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    6.95%     6.79%     6.97%     7.01%     7.66%     7.02%       6.75%
Portfolio Turnover.................      36%       15%       18%       15%       20%       24%          2%*
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred Shares
 (c)...............................     .84%      .85%      .91%     1.04%     1.09%     1.07%       1.10%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................    6.46%     6.37%     6.51%     5.65%     5.85%     5.78%       5.40%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    3,000     3,000     3,000     3,000     3,000     3,000       1,500
Asset Coverage Per Preferred
 Share(e)..........................  $80,361   $79,777   $80,823   $81,704   $78,510   $75,918    $165,283
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $25,000   $25,000    $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $25,000   $25,000    $ 50,000


                                               YEAR ENDED AUGUST 31,
                                     -----------------------------------------
                                       1998       1997       1996       1995
                                       ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  17.08   $  16.28   $  16.13   $  15.70
                                     --------   --------   --------   --------
 Net Investment Income.............      1.23       1.26       1.26       1.27
 Net Realized and Unrealized
  Gain/Loss........................       .85        .90        .23        .52
 Common Share Equivalent of
  Distributions Paid to Preferred
  Shareholders:
  Net Investment Income............      (.24)      (.25)      (.29)      (.31)
  Net Realized Gain................      (.02)      (.02)       -0-        -0-
                                     --------   --------   --------   --------
Total from Investment Operations...      1.82       1.89       1.20       1.48
Distributions Paid to Common
 Shareholders:
 Net Investment Income.............      (.99)     (1.02)     (1.05)     (1.05)
 Net Realized Gain.................      (.06)      (.07)       -0-        -0-
                                     --------   --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  17.85   $  17.08   $  16.28   $  16.13
                                     ========   ========   ========   ========
Common Share Market Price at End of
 the Period........................  $ 17.875   $16.8125   $ 16.125   $  15.00
Total Return(b)....................    12.96%     11.45%     14.89%      3.95%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $  172.0   $  164.4   $  156.7   $  155.2
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................     1.59%      1.61%      1.64%      1.66%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     7.02%      7.56%      7.70%      8.24%
Portfolio Turnover.................       21%        17%        10%        16%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred Shares
 (c)...............................     1.10%      1.10%      1.11%      1.10%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................     5.63%      6.05%      5.95%      6.22%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................     1,500      1,500      1,500      1,500
Asset Coverage Per Preferred
 Share(e)..........................  $164,687   $159,598   $154,463   $153,465
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000   $ 50,000

* Non-Annualized

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

 TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                            YEAR ENDED OCTOBER 31,
                                      2004      2003     2002(A)    2001      2000       1999       1998
                                      ----      ----     -------    ----      ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 16.18   $ 16.49   $ 16.81   $ 15.84   $ 15.10   $  17.51   $  17.16
                                     -------   -------   -------   -------   -------   --------   --------
 Net Investment Income.............     1.05      1.08      1.16      1.16      1.22       1.19       1.24
 Net Realized and Unrealized
   Gain/Loss.......................      .41       .03      (.10)     1.03       .84      (1.95)       .70
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........     (.10)     (.08)     (.07)     (.29)     (.33)      (.22)      (.28)
   Net Realized Gain...............     (.01)     (.01)     (.08)     (.01)      -0-       (.10)      (.07)
                                     -------   -------   -------   -------   -------   --------   --------
Total from Investment Operations...     1.35      1.02       .91      1.89      1.73      (1.08)      1.59
Distributions Paid to Common
 Shareholders:
 Net Investment Income.............     (.99)    (1.08)     (.98)     (.92)     (.99)      (.99)      (.99)
 Net Realized Gain.................     (.14)     (.25)     (.25)      -0-       -0-       (.34)      (.25)
                                     -------   -------   -------   -------   -------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 16.40   $ 16.18   $ 16.49   $ 16.81   $ 15.84   $  15.10   $  17.51
                                     =======   =======   =======   =======   =======   ========   ========
Common Share Market Price at End of
 the Period........................  $ 15.20   $ 15.84   $ 16.37   $ 15.59   $16.125   $ 14.375   $  18.00
Total Return(b)....................    3.22%     5.09%    13.41%     2.45%    19.77%    -13.54%     15.46%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $  76.7   $  75.5   $  77.0   $  78.5   $  73.8   $   70.2   $   81.0
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................    1.46%     1.47%     1.56%     1.74%     1.80%      1.74%      1.71%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    6.53%     6.65%     7.13%     7.17%     7.98%      7.15%      7.16%
Portfolio Turnover.................      15%       17%       21%       27%       28%        25%        27%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     .91%      .93%      .98%     1.09%     1.10%      1.10%      1.10%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................    5.93%     6.17%     6.68%     5.37%     5.81%      5.84%      5.54%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    1,800     1,800     1,800     1,800     1,800      1,800        900
Asset Coverage Per Preferred
 Share(e)..........................  $67,625   $66,977   $67,762   $68,588   $66,008   $ 64,025   $140,049
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 50,000

                                         YEAR ENDED OCTOBER 31,
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  16.58   $  16.29   $  14.67
                                     --------   --------   --------
 Net Investment Income.............      1.26       1.30       1.30
 Net Realized and Unrealized
   Gain/Loss.......................       .84        .40       1.64
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........      (.27)      (.32)      (.40)
   Net Realized Gain...............      (.06)      (.04)       -0-
                                     --------   --------   --------
Total from Investment Operations...      1.77       1.34       2.54
Distributions Paid to Common
 Shareholders:
 Net Investment Income.............      (.99)      (.96)      (.92)
 Net Realized Gain.................      (.20)      (.09)       -0-
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  17.16   $  16.58   $  16.29
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $  16.75   $  15.75   $  14.75
Total Return(b)....................    12.96%     14.14%     23.60%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $   79.3   $   76.6   $   75.3
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................     1.77%      1.80%      1.83%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     7.57%      7.97%      8.39%
Portfolio Turnover.................       23%        16%        13%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     1.12%      1.13%      1.12%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................     5.93%      5.97%      5.83%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................       900        900        900
Asset Coverage Per Preferred
 Share(e)..........................  $138,057   $135,121   $133,628
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 7.11% to 7.13%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

 ACQUIRING FUND. The following schedule presents financial highlights for one Acquiring Fund Common Share outstanding throughout the periods indicated.

                                                             YEAR ENDED OCTOBER 31,
                                      2004      2003     2002(E)    2001       2000       1999       1998
                                      ----      ----     -------    ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 16.84   $ 17.02   $ 17.02   $ 15.92   $  14.92   $  16.76   $  15.94
                                     -------   -------   -------   -------   --------   --------   --------
 Net Investment Income.............     1.07      1.12      1.17      1.16       1.16       1.13       1.13
 Net Realized and Unrealized
   Gain/Loss.......................      .54      (.03)     (.05)     1.15       1.03      (1.87)       .83
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........     (.08)     (.09)     (.13)     (.31)      (.35)      (.28)      (.33)
   Net Realized Gain...............     (.03)      -0-*      -0-       -0-        -0-        -0-        -0-
                                     -------   -------   -------   -------   --------   --------   --------
Total from Investment Operations...     1.50      1.00       .99      2.00       1.84      (1.02)      1.63
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........    (1.03)    (1.11)     (.99)     (.90)      (.84)      (.82)      (.81)
   Net Realized Gain...............     (.36)     (.07)      -0-       -0-        -0-        -0-        -0-
                                     -------   -------   -------   -------   --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 16.95   $ 16.84   $ 17.02   $ 17.02   $  15.92   $  14.92   $  16.76
                                     =======   =======   =======   =======   ========   ========   ========

Common Share Market Price at End of
 the Period........................  $ 15.50   $ 16.67   $ 16.16   $ 15.92   $13.8125   $13.6875   $ 15.875
Total Return(a)....................    1.32%    10.83%     7.95%    22.12%      7.10%     -9.11%     17.39%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $ 102.4   $ 101.6   $ 102.6   $ 102.6   $   96.0   $   90.0   $  101.1
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(b).........................    1.42%     1.43%     1.49%     1.71%      1.77%      1.74%      1.75%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(b)..................    6.40%     6.56%     7.00%     7.08%      7.64%      6.99%      6.93%
Portfolio Turnover.................      11%       25%       21%       10%        22%        19%        17%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(b).........................     .89%      .90%      .93%     1.06%      1.07%      1.07%      1.09%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    5.94%     6.04%     6.23%     5.19%      5.34%      5.24%      4.90%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    2,400     2,400     2,400     2,400      2,400      2,400      1,200
Asset Coverage Per Preferred
 Share(d)..........................  $67,686   $67,320   $67,759   $67,765   $ 64,994   $ 62,488   $134,213
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000

                                         YEAR ENDED OCTOBER 31,
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  15.09   $  14.80   $  12.64
                                     --------   --------   --------
 Net Investment Income.............      1.13       1.14       1.12
 Net Realized and Unrealized
   Gain/Loss.......................       .82        .21       2.21
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........      (.33)      (.34)      (.40)
   Net Realized Gain...............       -0-        -0-        -0-
                                     --------   --------   --------
Total from Investment Operations...      1.62       1.01       2.93
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........      (.77)      (.72)      (.77)
   Net Realized Gain...............       -0-        -0-        -0-
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  15.94   $  15.09   $  14.80
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $  14.25   $ 12.375   $  12.00
Total Return(a)....................    21.89%      9.28%     15.04%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $   96.1   $   91.0   $   89.3
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(b).........................     1.81%      1.86%      1.96%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(b)..................     7.38%      7.66%      8.17%
Portfolio Turnover.................       23%        33%        41%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(b).........................     1.10%      1.11%      1.14%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     5.23%      5.36%      5.25%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................     1,200      1,200      1,200
Asset Coverage Per Preferred
 Share(d)..........................  $130,102   $125,832   $124,385
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

* Amount is less than $.01

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of the dividend payments to preferred shareholders.

(c) Ratios reflect the effect of the dividend payments to preferred shareholders.

(d) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

(e) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .05%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

                     INFORMATION ABOUT THE REORGANIZATIONS

GENERAL

  Under the Reorganization Agreements (a form of which is attached as Appendix A to the Statement of Additional Information), (i) the Acquiring Fund will acquire substantially all of the assets, and will assume substantially all of the liabilities, of the Target Funds, in exchange solely for an equal aggregate value of Acquiring Fund Common Shares and Acquiring Fund APS to be issued by the Acquiring Fund. The Acquiring Fund Common Shares issued to the Target Funds will have an aggregate net asset value equal to the aggregate net asset value of the Target Funds' common shares, less the costs of the Reorganizations (though cash will be paid in lieu of any fractional shares), and the Acquiring Fund APS issued to the Target Funds will have an aggregate liquidation preference equal to the aggregate liquidation preference of the Target Funds' preferred shares. Upon receipt by the Target Funds of such shares, the Target Funds will (i) distribute the Acquiring Fund Common Shares to the Target Funds' common shareholders and (ii) distribute the Acquiring Fund APS to the Target Funds' preferred shareholders. As soon as practicable after the Closing Date for the Reorganizations, the Target Funds will deregister as investment companies under the 1940 Act and dissolve under applicable state law.

  The Target Funds will distribute the Acquiring Fund Common Shares and the Acquiring Fund APS received by them pro rata to the holders of record of their common shares and preferred shares, as applicable, in exchange for such shareholders' shares in the Target Funds. Such distribution will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the common and preferred shareholders of the Target Funds and transferring to those shareholder accounts the Acquiring Fund Common Shares and the Acquiring Fund APS previously credited on those books to the accounts of the Target Funds. Each newly-opened account on the books of the Acquiring Fund for the former common shareholders of the Target Funds would represent the respective pro rata number of Acquiring Fund Common Shares (rounded down, in the case of fractional shares, to the next largest number of whole shares) due such shareholder. No fractional Acquiring Fund Common Shares will be issued. In lieu thereof, the Acquiring Fund's transfer agent will aggregate all fractional Acquiring Fund Common Shares and sell the resulting whole shares on the NYSE for the account of all holders of fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the Target Fund common share certificates. Similarly, each newly-opened account on the books of the Acquiring Fund for the former preferred shareholders of Target Fund would represent the respective pro rata number of Acquiring Fund APS due such shareholder. See "Terms of the Reorganization Agreements -- Surrender and Exchange of Share Certificates" below for a description of the procedures to be followed by the Target

Funds' shareholders to obtain their Acquiring Fund Common Shares or Acquiring Fund APS (and cash in lieu of fractional shares, if any).

  As a result of the Reorganizations, each common shareholder of a Target Fund will own Acquiring Fund Common Shares that (except for cash payments received in lieu of fractional shares) will have an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder's Target Fund common shares immediately prior to the Closing Date. Since the Acquiring Fund Common Shares would be issued at net asset value in exchange for the net assets of the Target Fund having a value equal to the aggregate net asset value of those Acquiring Fund Common Shares, the net asset value per share of Acquiring Fund Common Shares should remain virtually unchanged by the Reorganization. Similarly, since the Acquiring Fund APS would be issued at a liquidation preference per share equal to the liquidation preference per share of the APS of a Target Fund, the respective liquidation preference of the Acquiring Fund APS will remain unchanged by the Reorganization. Thus, the Reorganization will result in no dilution of net asset value of the Acquiring Fund Common Shares, other than to reflect the costs of the Reorganization, and will result in no dilution to the value per share for preferred shareholders of the Target Fund. However, as a result of the Reorganizations, a shareholder of any of the Funds will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the constituent Funds.

  No sales charge or fee of any kind will be charged to shareholders of the Target Funds in connection with their receipt of Acquiring Fund Common Shares or Acquiring Fund APS in the Reorganizations. Preferred shareholders of the Target Funds will find that the auction dates and dividend payment dates for the Acquiring Fund APS received in the Reorganizations are ordinarily (i.e., except in the case of a special dividend period) on a 7 day schedule rather than a 28 day schedule. Any change in the standard dividend period should not materially affect the value of the preferred shares of the Target Funds. As a result of the Reorganizations, the last dividend periods for the Target Funds' preferred shares prior to the Closing Date may be shorter than the ordinary dividend period for such shares.

TERMS OF THE REORGANIZATION AGREEMENTS

  The following is a summary of the significant terms of a Reorganization Agreement. The terms of each Reorganization Agreement are identical. This summary is qualified in its entirety by reference to the form of Reorganization Agreement, attached as Appendix A to the Statement of Additional Information.

  VALUATION OF ASSETS AND LIABILITIES. The respective assets of each of the Funds will be valued on the business day prior to the Closing Date (the "Valuation Date"). The valuation procedures are the same for each Fund: the net asset value per Common Share of each Fund will be determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the Valuation Date. For the purpose of determining the net asset value of a Common Share of each Fund, the value of the securities held by the issuing Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding APS of the issuing Fund is divided by the total number of Common Shares of the issuing Fund outstanding at such time. Daily expenses, including the fees payable to the Adviser, will accrue on the Valuation Date.

  AMENDMENTS AND CONDITIONS. The Reorganization Agreement may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Reorganization Agreement are subject to various conditions, including a registration statement on Form N-14 being declared effective by the SEC, approval by the shareholders of the Target Fund, approval of the issuance of additional Acquiring Fund Common Shares by the common shareholders of the Acquiring Fund, receipt of an opinion of counsel as to tax matters, receipt of an opinion of counsel as to corporate and securities matters and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

  POSTPONEMENT; TERMINATION. Under the Reorganization Agreement, the Board of Trustees of either Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the shareholders of its respective Fund to do so.

  The Reorganization Agreement may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of either of the Funds) prior to the Closing Date, or the Closing Date may be postponed: (i) by mutual consent of the Boards of Trustees of the Funds and (ii) by the Board of Trustees of either Fund if any condition to that Fund's obligations set forth in the Reorganization Agreement has not been fulfilled or waived by such Board.

  SURRENDER AND EXCHANGE OF SHARE CERTIFICATES. After the Closing Date, each holder of an outstanding certificate or certificates formerly representing Target Fund common shares will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of Acquiring Fund Common Shares distributable with respect to such holder's Target Fund common shares, together with cash in lieu of any fractional Acquiring Fund Common Shares. Promptly after the Closing Date, the transfer agent for the Acquiring Fund Common Shares will mail to each holder of certificates formerly representing Target Fund common shares a letter of transmittal for use in surrendering his or her certificates for certificates representing Acquiring Fund Common Shares and cash in lieu of any fractional shares.

  Please do not send in any share certificates at this time. Upon consummation of the Reorganization, holders of Target Fund common shares will be furnished with instructions for exchanging their share certificates for Acquiring Fund share certificates and, if applicable, cash in lieu of fractional shares.

  From and after the Closing Date, certificates formerly representing Target Fund common shares will be deemed for all purposes to evidence ownership of the number of full Acquiring Fund Common Shares distributable with respect to the Target Fund common shares held before the Reorganization as described above and as shown in the table above, provided that, until such share certificates have been so surrendered, no dividends payable to the holders of record of Target Fund common shares as of any date subsequent to the Closing Date will be reinvested pursuant to the Acquiring Fund's Dividend Reinvestment Plan, but will instead be paid in cash. Once such Target Fund share certificates have been surrendered, participants in the Target Fund's Dividend Reinvestment Plan will automatically be enrolled in the Dividend Reinvestment Plan of the Acquiring Fund.

  From and after the Closing Date, there will be no transfers on the share transfer books of the Target Fund. If, after the Closing Date, certificates representing Target Fund Common Shares are presented to the Acquiring Fund, they will be cancelled and exchanged for certificates representing Acquiring Fund Common Shares, as applicable, and cash in lieu of fractional shares, if any, distributable with respect to such Target Fund Common Shares in the Reorganization.

  Preferred shares are held in "street name" by the Depository Trust Company and all transfers will be accomplished by book entry.

  EXPENSES OF THE REORGANIZATIONS. In the event the Reorganizations are completed, the expenses of the Reorganizations will be shared by the Target Funds and the Acquiring Fund in proportion to their projected declines in total operating expenses as a result of the Reorganizations. The expenses of the Reorganizations will not be borne by the preferred shareholders of any Fund. Management of the Funds estimates total costs of the Reorganizations to be
approximately $    . Of these expenses, approximately $    will be borne by
California Municipal Trust, $    will be borne by California Quality Municipal
Trust, $    will be borne by Trust for Investment Grade California Municipals
and $    will be borne by the Acquiring Fund, assuming each of the
Reorganizations is approved and completed. In the event a Reorganization is not completed, the Adviser will bear the costs associated with such Reorganization. The Target Fund Board has reviewed and approved the foregoing arrangements with respect to expenses and other charges relating to the Reorganizations.

  Expenses incurred in connection with the Reorganizations include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund's Board; all expenses incurred in connection with the preparation of the Reorganization Agreements and registration statements on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganizations; the costs of printing and distributing this Joint Proxy Statement/Prospectus; legal fees incurred preparing materials for the Board of each Fund, attending each Fund's Board meetings and preparing the minutes; auditing fees associated with each Fund's financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganizations. Neither the Funds nor the Adviser will pay any expenses of shareholders arising out of or in connection with the Reorganizations.

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

  The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganizations. The discussion is based upon the Internal Revenue Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service ("IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of a Target Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganizations. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Prospective investors must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganizations, as well as the effects of state, local and non-U.S. tax laws.

  It is a condition to closing each Reorganization that the respective Target Fund and the Acquiring Fund receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP ("Skadden Arps"), dated as of the Closing Date, regarding the characterization of such Reorganization as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code. As such a reorganization, the U.S. federal income tax consequences of each Reorganizations can be summarized as follows:

  - No gain or loss will be recognized by a Target Fund or the Acquiring Fund upon the transfer to the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for Acquiring Fund Common Shares and Acquiring Fund APS and the assumption by the Acquiring Fund of substantially all of the liabilities of the Target Fund and the subsequent liquidation of the Target Fund.

  - No gain or loss will be recognized by a shareholder of a Target Fund who exchanges, as the case may be, all of his, her or its Target Fund common shares solely for Acquiring Fund Common Shares pursuant to a Reorganization (except with respect to cash received in lieu of a fractional share, as discussed below) or all of his, her or its Target Fund preferred shares solely for Acquiring Fund APS pursuant to a Reorganization.

  - The aggregate tax basis of the Acquiring Fund Common Shares or Acquiring Fund APS, as the case may be, received by a shareholder of a Target Fund pursuant to a Reorganization will be the same as the aggregate tax basis of the shares of Target Fund common shares (reduced by any amount of tax basis allocable to a fractional share for which cash is received) or Target Fund preferred shares surrendered in exchange therefor.

  - The holding period of the Acquiring Fund Common Shares or Acquiring Fund APS, as the case may be, received by a shareholder of a Target Fund pursuant to a Reorganization will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

  - A shareholder of a Target Fund that receives cash in lieu of a fractional share of the Acquiring Fund pursuant to the Reorganization will recognize capital gain or loss with respect to the fractional share in an amount equal to the difference between the amount of cash received for the fractional share and the portion of such shareholder's tax basis in its Target Fund shares that is allocable to the fractional share. The capital gain or loss will be long-term if the holding period for such Target Fund Common Shares or Target Fund preferred shares, as the case may be, is more than one year as of the date of the exchange.

  - The Acquiring Fund's tax basis in a Target Fund's assets received by the Acquiring Fund pursuant to a Reorganization will, in each instance, equal the tax basis of such assets in the hands of such Target Fund immediately prior to such Reorganization, and the Acquiring Fund's holding period of such assets will, in each instance, include the period during which the assets were held by such Target Fund.

  The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Internal Revenue Code, which are the same rules currently applicable to each the Target Funds and their shareholders.

  The opinion of Skadden Arps will be based on federal income tax law in effect on the Closing Date. In rendering its opinion, Skadden Arps will also rely upon certain representations of the management of the Acquiring Fund and the Target Funds and assume, among other things, that the Reorganizations will be consummated in accordance with the Reorganization Agreements and as described herein. An opinion of counsel is not binding on the IRS or any court.

  Pursuant to the grandfather relief granted in Revenue Ruling 89-81, 1989-1 C.B. 226, California Municipal Trust is permitted to designate that dividends paid on its RP consist of more than the RP's pro rata share of tax-exempt income earned by the California Municipal Trust. Each of the other Target Funds and the Acquiring Fund, however, is not eligible to make such disproportionate designations. Accordingly, designations made by the other Target Funds and the Acquiring Fund with respect to dividends paid on their respective preferred shares will be treated as consisting of a pro rata portion of each type of income so designated.

  For five years after the Closing Date, the combined fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with certain built-in losses attributable to the other Funds.

SHAREHOLDER APPROVAL

  Under the Declaration of Trust of each Target Fund (as amended to date and including the Certificate of Vote of Trustees Establishing Preferred Shares of each Target Fund), relevant Massachusetts law and the rules of the NYSE, the AMEX, and the CHX, as the case may be, shareholder approval of each Reorganization Agreement requires the affirmative vote of shareholders of the respective Target Fund representing more than 50% of the outstanding common shares and preferred shares of the Target Fund, each voting separately as a class.

                      PROPOSAL 2: ELECTION OF TRUSTEES OF
                           CALIFORNIA MUNICIPAL TRUST

  In the event that shareholders do not approve the Reorganization of California Municipal Trust or shareholders of the Acquiring Fund do not approve the issuance of additional Acquiring Fund Common Shares, California Municipal Trust (also referred to in this section as the "Fund") will continue to exist and it will be necessary to elect trustees of the Fund. In order to provide for this contingency, this Joint Proxy Statement/Prospectus asks common shareholders of California Municipal Trust to elect four Class I trustees at the Special Meeting, to serve until the later of the Fund's Annual Meeting of Shareholders in 2008 or until successors have been duly elected and qualified. Holders of common shares of California Municipal Trust, voting as a separate class, will vote with respect to four Class I trustees (David C. Arch, Jerry D. Choate, Howard J Kerr and Suzanne H. Woolsey) designated to be elected by such class of shares. An affirmative vote of a plurality of the Fund's common shares present at the Special Meeting in person or by proxy is required to elect the nominees. It is the intention of the persons named in the enclosed proxy to vote the shares represented by them for the election of the nominees listed unless the proxy is marked otherwise.

  NYSE rules call for listed companies to have their annual meeting to elect trustees within a reasonable interval after the close of a company's fiscal year. Since the current fiscal year of California Municipal Trust ends on June 30, 2005, the

Board of Trustees of the Fund is asking shareholders to elect trustees at this time. The Board believes that combining the proposals related to the proposed Reorganizations of the Target Funds with the proposal to elect trustees of California Municipal Trust into one Joint Proxy Statement/Prospectus is cost effective. The fiscal year ends of the other Target Funds and the Acquiring Fund occur later in the year, and thus the Board of each such Fund will ask their shareholders to elect trustees at a separate meeting to take place later in the year.

  As in the past, only one class of trustees is being submitted to shareholders of California Municipal Trust for election at the Special Meeting. The Declaration of Trust of the Fund provides that the Board of Trustees shall consist of trustees divided into three classes, the classes to be as nearly equal in number as possible. The trustees of only one class are elected at each annual meeting so that the regular term of only one class of trustees will expire annually and any particular trustee stands for election only once in each three-year period. This type of classification may prevent replacement of a majority of trustees of the Fund for up to a two-year period. The foregoing is subject to the provisions of the 1940 Act, applicable state law and the Fund's Declaration of Trust and Bylaws.

  The Board of Trustees recommends a vote "FOR ALL" of the nominees.

                  INFORMATION REGARDING TRUSTEES AND NOMINEES
                            FOR ELECTION AS TRUSTEE

  The tables below list the incumbent trustees and nominees for trustee, their principal occupations during the last five years, other directorships held by them and their affiliations, if any, with the Adviser, Van Kampen Funds Inc., Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services, Inc. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Joint Proxy Statement/ Prospectus. Trustees of the Fund generally serve three year terms or until their successors are duly elected and qualified. All nominees have consented to being named in this Joint Proxy Statement/Prospectus and have agreed to serve if elected.

                              INDEPENDENT TRUSTEES

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE
David C. Arch (59)               Trustee      Trustee     Chairman and Chief Executive            83
Blistex Inc.                                  since 2003  Officer of Blistex Inc., a
1800 Swift Drive                                          consumer health care products
Oak Brook, IL 60523                                       manufacturer. Director of the
                                                          Heartland Alliance, a nonprofit
                                                          organization serving human needs
                                                          based in Chicago. Director of St.
                                                          Vincent de Paul Center, a Chicago
                                                          based day care facility serving
                                                          the children of low income
                                                          families. Board member of the
                                                          Illinois Manufacturers'
                                                          Association.

Jerry D. Choate (66)             Trustee      Trustee     Prior to January 1999, Chairman         81
33971 Selva Road                              since 1999  and Chief Executive Officer of the
Suite 130                                                 Allstate Corporation ("Allstate")
Dana Point, CA 92629                                      and Allstate Insurance Company.
                                                          Prior to January 1995, President
                                                          and Chief Executive Officer of
                                                          Allstate. Prior to August 1994,
                                                          various management positions at
                                                          Allstate.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
David C. Arch (59)               Trustee/Director/Managing
Blistex Inc.                     General Partner of funds in the
1800 Swift Drive                 Fund Complex.
Oak Brook, IL 60523

Jerry D. Choate (66)             Trustee/Director/Managing
33971 Selva Road                 General Partner of funds in the
Suite 130                        Fund Complex. Director of Amgen
Dana Point, CA 92629             Inc., a biotechnological
                                 company, and Director of Valero
                                 Energy Corporation, an
                                 independent refining company.

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE
Rod Dammeyer+ (64)               Trustee      Trustee     President of CAC, L.L.C., a             83
CAC, L.L.C.                                   since 2003  private company offering capital
4350 LaJolla Village Drive                                investment and management advisory
Suite 980                                                 services. Prior to February 2001,
San Diego, CA 92122-6223                                  Vice Chairman and Director of
                                                          Anixter International, Inc., a
                                                          global distributor of wire, cable
                                                          and communications connectivity
                                                          products. Prior to July 2000,
                                                          Managing Partner of Equity Group
                                                          Corporate Investment (EGI), a
                                                          company that makes private
                                                          investments in other companies.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Rod Dammeyer+ (64)               Trustee/Director/Managing
CAC, L.L.C.                      General Partner of funds in the
4350 LaJolla Village Drive       Fund Complex. Director of
Suite 980                        Stericycle, Inc., Ventana
San Diego, CA 92122-6223         Medical Systems, Inc., and GATX
                                 Corporation, and Trustee of The
                                 Scripps Research Institute and
                                 the University of Chicago
                                 Hospitals and Health Systems.
                                 Prior to April 2004, Director
                                 of TheraSense, Inc. Prior to
                                 January 2004, Director of
                                 TeleTech Holdings Inc. and
                                 Arris Group, Inc. Prior to May
                                 2002, Director of Peregrine
                                 Systems Inc. Prior to February
                                 2001, Director of IMC Global
                                 Inc. Prior to July 2000,
                                 Director of Allied Riser
                                 Communications Corp., Matria
                                 Healthcare Inc., Transmedia
                                 Networks, Inc., CNA Surety,
                                 Corp. and Grupo Azcarero Mexico
                                 (GAM).

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE

Linda Hutton Heagy (56)          Trustee      Trustee     Managing Partner of Heidrick &          81
Heidrick & Struggles                          since 1995  Struggles, an executive search
233 South Wacker Drive                                    firm. Trustee on the University of
Suite 7000                                                Chicago Hospitals Board, Vice
Chicago, IL 60606                                         Chair of the Board of the YMCA of
                                                          Metropolitan Chicago and a member
                                                          of the Women's Board of the
                                                          University of Chicago. Prior to
                                                          1997, Partner of Ray & Berndtson,
                                                          Inc., an executive recruiting
                                                          firm. Prior to 1996, Trustee of
                                                          The International House Board, a
                                                          fellowship and housing
                                                          organization for international
                                                          graduate students. Prior to 1995,
                                                          Executive Vice President of ABN
                                                          AMRO, N.A., a bank holding
                                                          company. Prior to 1992, Executive
                                                          Vice President of La Salle
                                                          National Bank.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE

Linda Hutton Heagy (56)          Trustee/Director/Managing
Heidrick & Struggles             General Partner of funds in the
233 South Wacker Drive           Fund Complex.
Suite 7000
Chicago, IL 60606

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE

R. Craig Kennedy (52)            Trustee      Trustee     Director and President of the           81
1744 R Street, NW                             since 1995  German Marshall Fund of the United
Washington, DC 20009                                      States, an independent U.S.
                                                          foundation created to deepen
                                                          understanding, promote
                                                          collaboration and stimulate
                                                          exchanges of practical experience
                                                          between Americans and Europeans.
                                                          Formerly, advisor to the Dennis
                                                          Trading Group Inc., a managed
                                                          futures and option company that
                                                          invests money for individuals and
                                                          institutions. Prior to 1992,
                                                          President and Chief Executive
                                                          Officer, Director and member of
                                                          the Investment Committee of the
                                                          Joyce Foundation, a private
                                                          foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President and Chief      83
736 North Western Avenue                      since 2003  Executive Officer of Pocklington
P.O. Box 317                                              Corporation, Inc., an investment
Lake Forest, IL 60045                                     holding company. Director of the
                                                          Marrow Foundation.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE

R. Craig Kennedy (52)            Trustee/Director/Managing
1744 R Street, NW                General Partner of funds in the
Washington, DC 20009             Fund Complex.

Howard J Kerr (69)               Trustee/Director/Managing
736 North Western Avenue         General Partner of funds in the
P.O. Box 317                     Fund Complex. Director of the
Lake Forest, IL 60045            Lake Forest Bank & Trust.

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE

Jack E. Nelson (68)              Trustee      Trustee     President of Nelson Investment          81
423 Country Club Drive                        since 1995  Planning Services, Inc., a
Winter Park, FL 32789                                     financial planning company and
                                                          registered investment adviser in
                                                          the State of Florida. President of
                                                          Nelson Ivest Brokerage Services
                                                          Inc., a member of the NASD,
                                                          Securities Investors Protection
                                                          Corp. and the Municipal Securities
                                                          Rulemaking Board. President of
                                                          Nelson Sales and Services
                                                          Corporation, a marketing and
                                                          services company to support
                                                          affiliated companies.



NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE

Jack E. Nelson (68)              Trustee/Director/Managing
423 Country Club Drive           General Partner of funds in the
Winter Park, FL 32789            Fund Complex.


                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE
Hugo F. Sonnenschein+ (64)       Trustee      Trustee     President Emeritus and Honorary         83
1126 E. 59th Street                           since 2003  Trustee of the University of
Chicago, IL 60637                                         Chicago and the Adam Smith
                                                          Distinguished Service Professor in
                                                          the Department of Economics at the
                                                          University of Chicago. Prior to
                                                          July 2000, President of the
                                                          University of Chicago. Trustee of
                                                          the University of Rochester and a
                                                          member of its investment
                                                          committee. Member of the National
                                                          Academy of Sciences, the American
                                                          Philosophical Society and a fellow
                                                          of the American Academy of Arts
                                                          and Sciences.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Hugo F. Sonnenschein+ (64)       Trustee/Director/Managing
1126 E. 59th Street              General Partner of funds in the
Chicago, IL 60637                Fund Complex. Director of
                                 Winston Laboratories, Inc.

                                                                                              NUMBER OF
                                               TERM OF                                         FUNDS IN
                                              OFFICE AND                                         FUND
                                 POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                 BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications Officer of         81
815 Cumberstone Road                          since 1999  the National Academy of Sciences/
Harwood, MD 20776                                         National Research Council, an
                                                          independent, federally chartered
                                                          policy institution, from 2001 to
                                                          November 2003 and Chief Operating
                                                          Officer from 1993 to 2001.
                                                          Director of the Institute for
                                                          Defense Analyses, a federally
                                                          funded research and development
                                                          center, Director of the German
                                                          Marshall Fund of the United
                                                          States, Director of the Rocky
                                                          Mountain Institute and Trustee of
                                                          Colorado College. Prior to 1993,
                                                          Executive Director of the
                                                          Commission on Behavioral and
                                                          Social Sciences and Education at
                                                          the National Academy of
                                                          Sciences/National Research
                                                          Council. From 1980 through 1989,
                                                          Partner of Coopers & Lybrand.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (63)   Trustee/Director/Managing
815 Cumberstone Road             General Partner of funds in the
Harwood, MD 20776                Fund Complex. Director of Fluor
                                 Corp., an engineering,
                                 procurement and construction
                                 organization, since January
                                 2004 and Director of Neurogen
                                 Corporation, a pharmaceutical
                                 company, since January 1998.

                              INTERESTED TRUSTEES*

                                                                                                                     NUMBER OF
                                            TERM OF                                                                   FUNDS IN
                                           OFFICE AND                                                                   FUND
                              POSITION(S)  LENGTH OF                                                                  COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                        OVERSEEN
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                                           BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief Executive Officer of funds in the Fund        81
1221 Avenue of the Americas   President    since       Complex. Chairman, President, Chief Executive Officer and
New York, NY 10020            and Chief    1999;       Director of the Adviser and Van Kampen Advisors Inc. since
                              Executive    President   December 2002. Chairman, President and Chief Executive
                              Officer      and Chief   Officer of Van Kampen Investments since December 2002.
                                           Executive   Director of Van Kampen Investments since December 1999.
                                           Officer     Chairman and Director of Van Kampen Funds Inc. since
                                           since 2002  December 2002. President, Director and Chief Operating
                                                       Officer of Morgan Stanley Investment Management since
                                                       December 1998. President and Director since April 1997 and
                                                       Chief Executive Officer since June 1998 of Morgan Stanley
                                                       Investment Advisors Inc. and Morgan Stanley Services Company
                                                       Inc. Chairman, Chief Executive Officer and Director of
                                                       Morgan Stanley Distributors Inc. since June 1998. Chairman since June 1998, and Director since January 1998 of Morgan
                                                       Stanley Trust. Director of various Morgan Stanley
                                                       subsidiaries. President of the Morgan Stanley Funds since
                                                       May 1999. Previously Chief Executive Officer of Van Kampen
                                                       Funds Inc. from December 2002 to July 2003, Chief Strategic
                                                       Officer of Morgan Stanley Investment Advisors Inc. and
                                                       Morgan Stanley Services Company Inc. and Executive Vice
                                                       President of Morgan Stanley Distributors Inc. from April
                                                       1997 to June 1998. Chief Executive Officer from September
                                                       2002 to April 2003 and Vice President from May 1997 to April
                                                       1999 of the Morgan Stanley Funds.


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee/Director/
1221 Avenue of the Americas   Managing General
New York, NY 10020            Partner of funds in
                              the Fund Complex.

                                                                                                                     NUMBER OF
                                            TERM OF                                                                   FUNDS IN
                                           OFFICE AND                                                                   FUND
                              POSITION(S)  LENGTH OF                                                                  COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                        OVERSEEN
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                                           BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of Morgan Stanley. Prior to December 2002,      83
1221 Avenue of the Americas                since 1999  Chairman, Director, President, Chief Executive Officer and
New York, NY 10020                                     Managing Director of Van Kampen Investments and its
                                                       investment advisory, distribution and other subsidiaries.
                                                       Prior to December 2002, President and Chief Executive
                                                       Officer of funds in the Fund Complex. Prior to May 1998,
                                                       Executive Vice President and Director of Marketing at Morgan
                                                       Stanley and Director of Dean Witter, Discover & Co. and Dean
                                                       Witter Realty. Prior to 1996, Director of Dean Witter
                                                       Reynolds Inc.
Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate, Meagher &        83
333 West Wacker Drive                      since 1995  Flom LLP, legal counsel to funds in the Fund Complex.
Chicago, IL 60606


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee/Director/
1221 Avenue of the Americas   Managing General
New York, NY 10020            Partner of funds in
                              the Fund Complex.
Wayne W. Whalen* (65)         Trustee/Director/
333 West Wacker Drive         Managing General
Chicago, IL 60606             Partner of funds in
                              the Fund Complex.
                              Director of the
                              Abraham Lincoln
                              Presidential
                              Foundation.

------------------------------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

+ Designated as Preferred Shares Trustee.

REMUNERATION OF TRUSTEES

  The compensation of trustees and executive officers that are affiliated persons (as defined in 1940 Act) of the Adviser or Van Kampen Investments, Inc. is paid by the respective entity. The funds in the Fund Complex, including the California Municipal Trust, pay the non-affiliated trustees an annual retainer and meeting fees.

  Each fund in the Fund Complex (except the Van Kampen Exchange Fund) provides a deferred compensation plan to its non-affiliated trustees that allows such trustees to defer receipt of compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as selected by the respective non-affiliated trustees. Each fund in the Fund Complex (except the Van Kampen Exchange Fund) also provides a retirement plan to its non-affiliated trustees that provides non-affiliated trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

  Each non-affiliated trustee generally can elect to defer receipt of all or a portion of the compensation earned by such non-affiliated trustee until retirement. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective non-affiliated trustee, with the same economic effect as if such non-affiliated trustee had invested in one or more funds in the Fund Complex, including the Funds. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the non-affiliated trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the respective fund.

  California Municipal Trust has adopted a retirement plan. Under the retirement plan, a non-affiliated trustee who is receiving trustee's compensation from a fund prior to such non-affiliated trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) for such fund and retires at or after attaining the age of 60, is eligible to receive a retirement benefit each year for ten years following such trustee's retirement from such Fund. Non-affiliated trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a fund.

  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Fund's most recently completed fiscal year end in 2004 or the Fund Complex's most recently completed calendar year ended December 31, 2004.

                               COMPENSATION TABLE

                                                             FUND COMPLEX
                                       --------------------------------------------------------
                                            AGGREGATE           AGGREGATE
                                           PENSION OR           ESTIMATED            TOTAL
                         AGGREGATE         RETIREMENT         MAXIMUM ANNUAL     COMPENSATION
                        COMPENSATION    BENEFITS ACCRUED     BENEFITS ACCRUED   BEFORE DEFERRAL
                          FROM THE         AS PART OF           AS PART OF           FROM
NAME                        FUND           EXPENSES(3)         EXPENSES(4)      FUND COMPLEX(5)
----                    ------------    ----------------     ----------------   ---------------
INDEPENDENT TRUSTEES
David C. Arch..........                     $ 35,277             $147,500          $192,530
Jerry D. Choate........                       82,527              126,000           200,002
Rod Dammeyer...........                       63,782              147,500           208,000
Linda Hutton Heagy.....                       24,465              142,500           184,784
R. Craig Kennedy.......                       16,911              142,500           200,002
Howard J Kerr..........                      140,743              147,500           208,000
Jack E. Nelson.........                       97,294              109,500           200,002
Hugo F. Sonnenschein...                       64,476              147,500           208,000
Suzanne H. Woolsey.....                       58,450              142,500           200,002
INTERESTED TRUSTEE
Wayne W. Whalen(1).....                       72,001              147,500           208,000

---------------

(1) Trustees not eligible for compensation and retirement benefits are not included in the Compensation Table. Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of the Fund and certain other funds in the Fund Complex. J. Miles Branagan retired as a member of the Board of Trustees of the Fund and other funds in the Fund Complex as of December 31, 2004.

(2) The amounts shown in this column represent the aggregate compensation before deferral by the trustees with respect to the Fund's fiscal year ended June 30, 2004. The following trustees deferred compensation from the Fund during
    the fiscal year ended June 30, 2004: Mr. Choate, $      ; Mr. Dammeyer,
    $      ; Ms. Heagy, $      ; Mr. Nelson, $      ; Mr. Sonnenschein, $      ;
    and Mr. Whalen, $      . The cumulative deferred compensation (including
    interest) accrued with respect to each trustee, including former trustees,
    from the Fund as of June 30, 2004 is as follows: Mr. Branagan, $      ; Mr.
    Choate, $      ; Mr. Dammeyer, $      ; Ms. Heagy, $      ; Mr. Kennedy,
    $      ; Mr. Miller, $      ; Mr. Nelson, $      ; Mr. Rees, $      ; Mr.
    Robinson, $      ; Mr. Rooney, $      ; Mr. Sisto, $      ; Mr.
    Sonnenschein, $      ; and Mr. Whalen, $      . The deferred compensation
    plan is described above the table. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or the common shares of other funds in the Fund Complex as selected by the respective trustee. To the extent permitted by the 1940 Act, the Fund may invest in securities of these funds selected by the trustees in order to match the deferred compensation obligation.

(3) The amounts shown in this column represent the sum of the estimated pension or retirement benefit accruals expected to be accrued by the operating funds in the Fund Complex for their respective fiscal years ended in 2004.

(4) For each trustee, the amounts shown in this column represent the sum of the estimated annual benefits upon retirement payable per year by the current operating funds in the Fund Complex for each year of the 10-year period commencing in the year of such person's anticipated retirement. The retirement plan is described above the compensation table.

(5) The amounts shown in this column are accumulated from the aggregate compensation of the operating investment companies in the Fund Complex for the calendar year ended December 31, 2004 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

BOARD COMMITTEES AND MEETINGS

  The Board of Trustees has three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of "Independent Trustees", which is defined for purposes herein as trustees who: (1) are not "interested persons" of the Fund as defined by the 1940 Act and (2) are "independent" of the Fund as defined by the NYSE, American Stock Exchange and CHX listing standards.

  The Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members as defined by the NYSE, AMEX and CHX listing standards. The audit committee makes recommendations to the Board of Trustees concerning the selection of the Fund's independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of the Fund's annual audit and considers any comments which the independent registered public accounting firm may have regarding the Fund's financial statements, books of account or internal controls. The Board of Trustees has adopted a formal written charter for the audit committee which sets forth the audit committee's responsibilities. The audit committee has reviewed and discussed the financial statements of each Fund with management as well as with the independent registered public accounting firm of the Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the

Statement of Auditing Standards No. 61. The audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, the audit committee recommended to the Board of Trustees of the Fund that the Fund's audited financial statements be included in each Fund's annual report to shareholders for the most recent fiscal year for filing with the SEC.

  In accordance with proxy rules promulgated by the SEC, a fund's audit committee charter is required to be filed at least once every three years as an exhibit to a fund's proxy statement. The audit committee charter of the Target Fund was attached as an exhibit to the Van Kampen Joint Closed-End Fund Proxy Statement, filed with the SEC on May 19, 2004.

  The Board's brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. The brokerage and services committee reviews the Fund's allocation of brokerage transactions and soft-dollar practices and reviews the transfer agency and shareholder servicing arrangements with Investor Services.

  The Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for nominating committee members as defined by the NYSE, AMEX and CHX listing standards. The governance committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to the Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of the Fund select and nominate any other nominee Independent Trustees for the Fund. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates form the Board of Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.

  In accordance with proxy rules promulgated by the SEC, a fund's nominating committee charter is required to be filed at least once every three years as an exhibit to a fund's proxy statement. The governance committee charter of the Fund was attached as an exhibit to the Van Kampen Joint Closed-End Fund Proxy Statement, filed with the SEC on May 19, 2004.

  During the Fund's last fiscal year, the Board of Trustees held meetings. During the Fund's last fiscal year, the audit committee of the Board held meetings, the brokerage and services committee of the Board held 4 meetings and the governance committee of the Board and held [ ] meetings. During the last fiscal year, each of the trustees of the Fund during such period such trustee served as a trustee attended at least 75% of the meetings of the Board of Trustees and all committee meetings thereof of which such trustee was a member.

                               OTHER INFORMATION

EXECUTIVE OFFICERS OF THE FUNDS

  The following information relates to the executive officers of the Fund who are not trustee nominees. Each officer also serves in the same capacity for all or a number of the other investment companies advised by the Adviser or affiliates of the Adviser. The officers the Fund are appointed annually by the trustees and serve for one year or until their respective successors are chosen and qualified. The Funds' officers receive no compensation from the funds in the Fund Complex but may also be officers of the Adviser or officers of affiliates of the Adviser and receive compensation in such capacities.

                                    OFFICERS

                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND           SERVED    DURING PAST 5 YEARS
------------------                 -----------      ----------  -----------------------

Stefanie V. Chang Yu (38)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     and Secretary       since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)            Vice President      Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                         since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                and the Adviser. Vice President of the Morgan Stanley
                                                                Institutional and Retail Funds since July 2004 and Vice
                                                                President of funds in the Fund Complex as of August 2004.
                                                                Previously, Managing Director and General Counsel of
                                                                Americas, UBS Global Asset Management from July 2000 to July
                                                                2004 and General Counsel of Aeltus Investment Management,
                                                                Inc from January 1997 to July 2000.

James W. Garrett (36)           Chief Financial     Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     Officer and         since 2005  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020              Treasurer                       Institutional Funds since 2002 and of funds in the Fund
                                                                Complex since 2005.

Joseph J. McAlinden (62)        Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas     President and       since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020              Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                                Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                                Vice President and Chief Investment Officer of funds in the
                                                                Fund Complex. Managing Director and Chief Investment Officer
                                                                of Van Kampen Investments, the Adviser and Van Kampen
                                                                Advisors Inc. since December 2002.

                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND           SERVED    DURING PAST 5 YEARS
------------------                 -----------      ----------  -----------------------

Ronald E. Robison (66)          Executive Vice      Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas     President and       since 2003  Funds in the Fund Complex since May 2003. Chief Executive
New York, NY 10020              Principal                       Officer and Chairman of Investor Services. Managing Director
                                Executive                       of Morgan Stanley. Chief Administrative Officer, Managing
                                Officer                         Director and Director of Morgan Stanley Investment Advisors
                                                                Inc., Morgan Stanley Services Company Inc. and Managing
                                                                Director and Director of Morgan Stanley Distributors Inc.
                                                                Chief Executive Officer and Director of Morgan Stanley
                                                                Trust. Executive Vice President and Principal Executive
                                                                Officer of the Institutional and Retail Morgan Stanley
                                                                Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                Global Operations Officer and Managing Director of Morgan
                                                                Stanley Investment Management Inc.

John L. Sullivan (49)           Chief Compliance    Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                Officer             since 1996  August 2004. Prior August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                      Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                Investments, Vice President, Chief Financial Officer and
                                                                Treasurer of funds in the Fund Complex and head of Fund
                                                                Accounting for Morgan Stanley Investment Management. Prior
                                                                to December 2002, Executive Director of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc.

SHAREHOLDER INFORMATION

  As of April   , 2005, to the knowledge of the Fund, no shareholder owned
beneficially more than 5% of its outstanding common shares. As of April   ,
2005, Mr. Dammeyer owned     common shares, representing   % of the total common
shares outstanding of the Fund. To the knowledge of the Fund, no other trustee or executive officer owned, directly or beneficially, the common shares of the
Fund as of April   , 2005, and no trustees or executive officers owned any
preferred shares of the Fund as of that date.

  Excluding deferred compensation balances as described in the Compensation
Table above, as of April   , 2005, each trustee beneficially owned equity
securities of the Fund and other funds in the Fund Complex overseen by the trustees in the dollar range amounts as specified below.

                   TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                        TRUSTEE
                         ---------------------------------------------------------------------
                         ARCH  CHOATE DAMMEYER HEAGY KENNEDY KERR  NELSON SONNENSCHEIN WOOLSEY
                         ----  ------ -------- ----- ------- ----  ------ ------------ -------
Dollar range of equity
 securities owned in
 the Fund..............
Aggregate dollar range
 of equity securities
 owned in all
 registered investment
 companies overseen by
 trustee in Fund
 Complex...............

INTERESTED TRUSTEES

                                                  TRUSTEE
                                          -----------------------
                                          MERIN   POWERS   WHALEN
                                          -----   ------   ------
Dollar range of equity securities in the
  Target Fund...........................
Aggregate dollar range of equity
  securities in all registered
  investment companies overseen by
  trustee in Fund Complex...............

  Including deferred compensation balances as described in the Compensation
Table, as of April   , 2005, each Trustee owned the dollar ranges of amounts of the Target Fund and other funds in the Fund Complex as specified below.

             TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

INDEPENDENT TRUSTEES

                                                        TRUSTEE
                         ---------------------------------------------------------------------
                         ARCH  CHOATE DAMMEYER HEAGY KENNEDY KERR  NELSON SONNENSCHEIN WOOLSEY
                         ----  ------ -------- ----- ------- ----  ------ ------------ -------
Dollar range of equity
 securities and
 deferred compensation
 in the Fund...........
Aggregate dollar range
 of equity securities
 and deferred
 compensation in all
 registered investment
 companies overseen by
 trustee in Fund
 Complex...............

INTERESTED TRUSTEES

                                                  TRUSTEE
                                          -----------------------
                                          MERIN   POWERS   WHALEN
                                          -----   ------   ------
Dollar range of equity securities owned
  in the Fund...........................
Aggregate dollar range of equity
  securities owned in all registered
  investment companies overseen by
  trustee in Fund Complex...............

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The Board of Trustees of the Fund, including a majority of the trustees who are not "interested persons" of the Fund (as defined by the 1940 Act), has
selected       as the independent registered public accounting firm to examine the financial statements for the current fiscal year of the Fund. The selection
of       for the current fiscal year was recommended and approved by the Fund's audit committee and approved by the Fund's Board. The Fund knows of no direct or
indirect financial interest of [    ] in the Fund.

AUDIT AND OTHER FEES

  The Fund and certain "covered entities" were billed the amounts listed below
by       during the Fund's most recent two fiscal years.

FISCAL YEAR ENDED JUNE 30, 2004

                                            NON-AUDIT FEES
                                  -----------------------------------
                          AUDIT    AUDIT             ALL      TOTAL
ENTITY                    FEES    RELATED    TAX    OTHER   NON-AUDIT   TOTAL
------                    -----   -------    ---    -----   ---------   -----
Fund....................
Covered Entities*.......

FISCAL YEAR ENDED JUNE 30, 2003

                                            NON-AUDIT FEES
                                  -----------------------------------
                          AUDIT    AUDIT             ALL      TOTAL
ENTITY                    FEES    RELATED    TAX    OTHER   NON-AUDIT   TOTAL
------                    -----   -------    ---    -----   ---------   -----
Fund....................
Covered Entities*.......

---------------

* Covered Entities include the Adviser and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Target Fund.

  The audit committee of the Board has considered whether the provision of
non-audit services performed by       to the Fund and "covered entities" is
compatible with maintaining       's independence in performing audit services.
Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to "covered entities" to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. One hundred percent of such services were pre-approved by the audit committee pursuant to the audit committee's pre-approval policies and procedures. The Board's pre-approval policies and procedures are included as part of the Board's audit committee charter, which was attached to the Van Kampen Joint Closed-End Fund Proxy Statement, filed with the SEC on May 19, 2004.

  Representatives of       will attend the Special Meeting, will have the
opportunity to make a statement if they desire to do so and will be available to answer appropriate questions.
------------------------------------------------------------------------------
              PROPOSAL 3: ISSUANCE OF ACQUIRING FUND COMMON SHARES
------------------------------------------------------------------------------

THE REORGANIZATIONS

  Pursuant to the Reorganization Agreements, which are described more fully under "Proposal 1: Reorganizations of the Target Funds" herein, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of each Target Fund in exchange solely for an equal aggregate value of

Acquiring Fund Common Shares and Acquiring Fund APS. Each Target Fund will distribute Acquiring Fund Common Shares to its common shareholders and Acquiring Fund APS to its preferred shareholders, and will then terminate its registration under the 1940 Act and dissolve under applicable state law. The Acquiring Fund Board, based upon its evaluation of all relevant information, anticipates that each Reorganization will benefit holders of Acquiring Fund Common Shares.

  The aggregate net asset value of Acquiring Fund Common Shares issued in each Reorganization will equal the aggregate net asset value of the Target Fund's common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though shareholders may receive cash for their fractional shares). The aggregate liquidation preference of Acquiring Fund APS issued in the Reorganization will equal the aggregate liquidation preference of the Target Fund's preferred shares held immediately prior to the Reorganization. The Reorganization will result in no reduction of the net asset value of the Acquiring Fund Common Shares, other than to reflect the costs of each Reorganization. No gain or loss will be recognized by the Acquiring Fund or its shareholders in connection with each Reorganization. The Acquiring Fund will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  In connection with Reorganizations and as contemplated by the Reorganization Agreements, the Acquiring Fund will issue additional Acquiring Fund Common Shares and list such shares on the NYSE and the CHX.

SHAREHOLDER APPROVAL

  While applicable state and federal law does not require the shareholders of the Acquiring Fund to approve the Reorganizations, applicable NYSE rules require the common shareholders of the Acquiring Fund to approve the issuance of additional Acquiring Fund Common Shares issued in connection with the Reorganizations. Shareholder approval of the issuance of Acquiring Fund Common Shares requires the affirmative vote of a majority of votes cast, provided that total votes cast on the proposal represents over 50% of all securities entitled to vote on the matter. For more information regarding voting requirements, see the section entitled "Other Information -- Voting Information and Requirements" below.
------------------------------------------------------------------------------
                               OTHER INFORMATION
------------------------------------------------------------------------------

VOTING INFORMATION AND REQUIREMENTS

  RECORD DATE. The Target Fund Board has fixed the close of business on April 25, 2005 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the Record Date,
California Municipal Trust had outstanding          common shares and
preferred shares, California Quality Municipal Trust had outstanding
common shares and          preferred shares, Trust for Investment Grade
California Municipals had outstanding          common shares and
preferred shares and the Acquiring Fund had outstanding          common shares
and          preferred shares.

  PROXIES. Shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed proxy card or by casting their vote via telephone or the internet using the instructions provided on the enclosed proxy card. Any person giving a proxy may revoke it at any time prior to its exercise by giving written notice of the revocation to the Secretary of the Target Fund at the address indicated above, by delivering a duly executed proxy bearing a later date, or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

  All properly executed proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the approval of each proposal. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) are not treated as votes "FOR" a proposal.

  With respect to Proposal 1, abstentions and broker non-votes have the same effect as votes "AGAINST" the proposals since their approvals are based on the affirmative vote of a majority of each Target Fund's outstanding common shares and preferred shares, each voting as a separate class. With respect to Proposal 2, abstentions and broker non-votes are disregarded since only votes "FOR" are considered in a plurality voting requirement. With respect to Proposal 3, abstentions will not be treated as votes "FOR" the proposal but will be counted as votes cast on the proposal and will therefore have the same effect as votes "AGAINST" the proposal. Broker non-votes will not be treated as vote "FOR" the proposal and will not be counted as votes cast on the proposal and will therefore have the effect of reducing the aggregate number of shares voting on the proposal and reducing the number of votes "FOR" required to approve the proposal.

  With respect to each proposal, a majority of the outstanding shares entitled to vote on the proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting. Abstentions and broker non-votes will be deemed present for quorum purposes.

  VOTING INFORMATION REGARDING PREFERRED SHARES OF CERTAIN TARGET FUNDS. With respect to California Quality Municipal Trust and Trust for Investment Grade California Municipals, pursuant to the rules of the NYSE, preferred shares held in "street name" may be voted under certain conditions by broker-dealer firms and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Special Meeting or, if adjourned, one business day before the day to which the Special Meeting is adjourned. These conditions include, among others, that (i) at least 30% of the Target Fund's preferred shares outstanding have voted on the Reorganization and
(ii) less than 10% of the Target Fund's preferred shares outstanding have voted against the Reorganization. In such instance, the broker-dealer firm will vote such uninstructed Target Fund's preferred shares on the Reorganization in the same proportion as the votes cast by all Target Fund preferred shareholders who voted on the Reorganization. The Fund will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders of the Fund exists.

SHAREHOLDER INFORMATION

  [As of April   , 2005, to the knowledge of the Fund, no shareholder owned beneficially more than 5% of its outstanding common shares.] [Except as set
forth below, as of April   , 2005, to the knowledge of the Funds, no shareholder
owned beneficially more than 5% of a class of a Fund's outstanding shares:]

  [As of April   , 2005, Mr. Dammeyer owned          common shares, representing
  % of the total common shares outstanding of the Fund. To the knowledge of the Fund, no other trustee or executive officer owned, directly or beneficially, the
Common Shares of the Fund as of April   , 2005, and no trustees or executive
officers owned any preferred shares of the Fund as of that date.]

SECTION 16(a) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

  Section 30(f) of the 1940 Act and Section 16(a) of the Securities Exchange Act of 1934, as amended, require the Funds' trustees, officers, investment adviser, affiliated persons of the investment adviser and persons who own more than 10% of a registered class of a Fund's equity securities to file forms with the SEC and the NYSE or AMEX, as applicable, reporting their affiliation with a Fund and reports of ownership and changes in ownership of Fund shares. These persons and entities are required by SEC regulation to furnish a Fund with copies of all such forms they file. Based on a review of these forms furnished to each Fund, each Fund believes that during its last fiscal year, its trustees, officers, investment adviser and affiliated persons of the investment adviser complied with the applicable filing requirements.

SHAREHOLDER PROPOSALS

  To be considered for presentation at a shareholders' meeting, rules promulgated by the SEC generally require that, among other things, a shareholder's proposal must be received at the offices of the relevant Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included. Any shareholder who wishes to submit a proposal for consideration at a meeting of such shareholder's Fund should send such proposal to the respective Fund at 1221 Avenue of the Americas, New York, New York 10020.

SOLICITATION OF PROXIES

  Solicitation of proxies is being made primarily by the mailing of this Notice
and Joint Proxy Statement/Prospectus with its enclosures on or about May   ,
2005. Shareholders of the Target Funds whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, telegraph, facsimile or oral communication. The Target Funds have retained ALAMO Direct Mail Services, Inc. ("ALAMO") to make telephone calls to shareholders of the Target Funds to remind them to vote. In addition, ALAMO may also be retained to assist with any necessary solicitation of proxies. In the event of a solicitation, ALAMO would be paid a project management fee as well as fees charged on a per call basis and certain other expenses. Proxy solicitation expenses are an expense of the Reorganizations which will be borne by the Target Funds and the Acquiring Fund in proportion to their projected declines in total operating expenses as a result of the Reorganizations. Management estimates that any such solicitation would cost approximately $
for California Municipal Trust, $    for California Quality Municipal Trust,
$    for Trust for Investment Grade California Municipals and $    for the
Acquiring Fund.

LEGAL MATTERS

  Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of Acquiring Fund Common Shares and Acquiring Fund APS will be passed upon by Skadden Arps, which serves as counsel to the Target Funds and the Acquiring Fund. Wayne W. Whalen, a partner of Skadden Arps, is a trustee of both the Target Funds and the Acquiring Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

  The Board of Trustees of each Fund knows of no business other than that described in this Joint Proxy Statement/Prospectus which will be presented for consideration at the Special Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy card to vote proxies in accordance with their best judgment.

  In the event that a quorum is present at the Special Meeting but sufficient votes to approve any of the proposals are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies on such proposals, provided that the Board of Trustees of each Fund determines that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares of the respective Fund voted at the session of the Special Meeting to be adjourned.

  If you cannot be present in person at the Special Meeting, please fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

                                       Lou Anne McInnis
                                       Assistant Secretary
                                       Van Kampen California Municipal Trust
                                       Van Kampen California Quality
                                         Municipal Trust
                                       Van Kampen Trust for Investment Grade
                                         California Municipals
                                       Van Kampen California Value Municipal
                                         Income Trust
May   , 2005

                         [VAN KAMPEN INVESTMENTS LOGO]

                                   EXHIBIT I

                           RATINGS OF MUNICIPAL BONDS





                           [To be filed by amendment]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                  SUBJECT TO COMPLETION, DATED MARCH 18, 2005

                      STATEMENT OF ADDITIONAL INFORMATION

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST,

                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST

                                      AND

          VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

                        BY AND IN EXCHANGE FOR SHARES OF

               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

                               DATED MAY 2, 2005

     This Statement of Additional Information is available to the shareholders of Van Kampen California Municipal Trust ("California Municipal Trust"), Van Kampen California Quality Municipal Trust ("California Quality Municipal Trust") and Van Kampen Trust For Investment Grade California Municipals ("Trust for Investment Grade California Municipals") (each a "Target Fund" and collectively the "Target Funds") in connection with proposed reorganizations (each a "Reorganization" and collectively the "Reorganizations") whereby Van Kampen California Value Municipal Income Trust (the "Acquiring Fund") will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Funds in exchange solely for an equal aggregate value of newly-issued common shares of beneficial interest, par value $0.01 per share ("Acquiring Fund Common Shares"), and newly-issued auction preferred shares with a par value of $0.01 per share and a liquidation preference of $25,000 per share ("Acquiring Fund APS"). The Target Funds will distribute Acquiring Fund Common Shares to common shareholders of the Target Funds and Acquiring Fund APS to preferred shareholders of the Target Funds, and will then terminate their registrations under the Investment Company Act of 1940, as amended (the "1940 Act"), and dissolve under applicable state law. A copy of a form of the Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund is attached hereto as Appendix A. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Joint Proxy Statement/Prospectus.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Joint Proxy Statement/Prospectus dated May 2, 2005 relating to the proposed Reorganizations of the Target Funds into the Acquiring Fund. A copy of the Joint Proxy Statement/Prospectus may be obtained, without charge, by writing to the Van Kampen Client Relations Department at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by calling (800) 847-2424 (TDD users may call (800) 421-2833).

     Incorporated herein by reference in their entirety are: (i) the Certificate of Vote of Trustees Establishing Preferred Shares (the "Certificate of Vote") of the Acquiring Fund, attached hereto as Appendix B; (ii) the Annual Report of the Acquiring Fund, dated October 31, 2004, attached hereto as Appendix C; (iii) the Annual Report of California Municipal Trust, dated June 30, 2004, attached hereto as Appendix D; (iv) the Semiannual Report of California Municipal Trust, dated December 31, 2004, attached hereto as Appendix E; (v) the Annual Report of California Quality Municipal Trust, dated October 31, 2004, attached hereto as Appendix F; and (vi) the Annual Report of Trust for Investment Grade California Municipals, dated October 31, 2004, attached hereto as Appendix G. The Acquiring Fund will provide, without charge, upon the written or oral request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.

     This Statement of Additional Information is intended to provide shareholders of each Target Fund with certain additional information about the Acquiring Fund, which will hereinafter sometimes be referred to simply as the "Fund."

                               TABLE OF CONTENTS


Trustees and Officers.......................................  S-2
Investment Advisory Agreement...............................  S-6
Portfolio Transactions and Brokerage Allocation.............  S-9
Additional Information Relating to Auction Preferred Shares   S-11
  of the Acquiring Fund.....................................
Other Information...........................................  S-20
Financial Statements........................................  S-21

Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Certificate of Vote of Trustees Establishing    B-1
  Preferred Shares..........................................
Appendix C -- Annual Report of the Acquiring Fund...........  C-1
Appendix D -- Annual Report of California Municipal Trust...  D-1
Appendix E -- Semiannual Report of California Municipal       E-1
  Trust.....................................................
Appendix F -- Annual Report of California Quality Municipal   F-1
  Trust.....................................................
Appendix G -- Annual Report of Trust for Investment Grade     G-1
  California Municipals.....................................
Appendix H -- Proxy Voting Policy and Procedures............  H-1
Appendix I -- Pro Forma Financial Statements................  I-1

                             TRUSTEES AND OFFICERS

GENERAL

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The Acquiring Fund and Target Funds share the same Board of Trustees and executive officers. Information regarding the trustees and executive officers of the Acquiring Fund, including their principal occupations during the last five years, other directorships held by trustees and certain affiliates, can be found in the Joint Proxy Statement/Prospectus under "Proposal 2: Election of Trustees of California Municipal Trust." The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information.

COMPENSATION

     Each trustee/director/managing general partner (hereinafter referred to in this section as "trustee") who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Distributor (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from the Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund.

     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE

                                                                  Fund Complex
                                         --------------------------------------------------------------
                                         Aggregate Pension   Aggregate Estimated
                                           or Retirement       Maximum Annual
                         Aggregate       Benefits Accrued     Benefits from the     Total Compensation
                        Compensation        as Part of          Fund Complex       before Deferral from
       Name(1)        from the Fund(2)      Expenses(3)      Upon Retirement(4)      Fund Complex(5)
       -------        ----------------   -----------------   -------------------   --------------------
INDEPENDENT TRUSTEES
David C. Arch              $                 $ 35,277             $147,500               $192,530
Jerry D. Choate                                82,527              126,000                200,002
Rod Dammeyer                                   63,782              147,500                208,000
Linda Hutton Heagy                             24,465              142,500                184,784
R. Craig Kennedy                               16,911              142,500                200,002
Howard J Kerr                                 140,743              147,500                208,000
Jack E. Nelson                                 97,294              109,500                200,002
Hugo F. Sonnenschein                           64,476              147,500                208,000
Suzanne H. Woolsey                             58,450              142,500                200,002

INTERESTED TRUSTEE
Wayne W. Whalen(1)                             72,001              147,500                208,000

------------------------------------

(1) Trustees not eligible for compensation are not included in the Compensation Table. Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of the Fund and certain other funds in the Fund Complex. J. Miles Branagan retired as a member of the Board of Trustees of the Fund and other funds in the Fund Complex on December 31, 2004.

(2) The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year ended October 31, 2004. The following Trustees deferred compensation from the Fund during the fiscal
    year ended October 31, 2004: Mr. Choate, $          ; Mr. Dammeyer,
    $          ; Ms. Heagy, $          ; Mr. Nelson, $          ; Mr.
    Sonnenschein, $          ; and Mr. Whalen, $          . The cumulative
    deferred compensation (including interest) accrued with respect to each trustee, including former trustees, from the Fund as of October 31, 2004 is
    as follows: Mr. Branagan, $          ; Mr. Choate, $          ; Mr.
    Dammeyer, $          ; Ms. Heagy, $          ; Mr. Kennedy, $          ; Mr.
    Miller, $          ; Mr. Nelson, $          ; Mr. Robinson, $          ; Mr.
    Rooney, $          ; Mr. Sisto, $          ; Mr. Sonnenschein, $          ;
    and Mr. Whalen, $          . The deferred compensation plan is described
    above the Compensation Table.

(3) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds' respective fiscal years ended in 2004. The retirement plan is described above the Compensation Table.

(4) For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex for each year of the 10-year period commencing in the year of such person's anticipated retirement. The retirement plan is described above the Compensation Table.

(5) The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2004 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

BOARD COMMITTEES

     Information regarding the standing committees of the Board of Trustees, including the members and responsibilities of each committee and the number of meetings held by each committee in the Fund's last fiscal year, is included in the Joint Proxy Statement/Prospectus under "Proposal 2: Election of Trustees of California Municipal Trust."

SHARE OWNERSHIP

     In addition to deferred compensation balances as described in the Compensation Table, as of December 31, 2004, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Fund beneficially owned equity securities of the Fund and of all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.

                2004 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                                              TRUSTEE
                                     -----------------------------------------------------------------------------------------
                                       ARCH    CHOATE   DAMMEYER   HEAGY    KENNEDY    KERR    NELSON   SONNENSCHEIN  WOOLSEY
                                     --------  -------  --------  --------  --------  -------  -------  ------------  --------
Dollar range of equity securities
 in the Fund.......................
Aggregate dollar range of equity
 securities in all registered
 investment companies overseen by
 trustee in the Fund Complex.......  $50,001-    $1-      over    $10,001-    over      $1-      $1-      $10,001-    $10,001-
                                     $100,000  $10,000  $100,000  $50,000   $100,000  $10,000  $10,000    $50,000     $50,000

INTERESTED TRUSTEES

                                                                        TRUSTEE
                                                              ----------------------------
                                                               MERIN     POWERS    WHALEN
                                                              --------  --------  --------
Dollar range of equity securities in the Fund...............
Aggregate dollar range of equity securities in all
 registered investment companies overseen by trustee in the
 Fund Complex...............................................    over      over      over
                                                              $100,000  $100,000  $100,000

     Including deferred compensation balances (which are amounts deferred and thus retained by the Fund as described in the Compensation Table), as of December 31, 2004, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Fund had in the aggregate, combining beneficially owned equity securities and deferred compensation of the Fund and of all of the funds in the Fund Complex overseen by the trustee, the dollar range of amounts specified below.

          2004 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

INDEPENDENT TRUSTEES

                                                                            TRUSTEE
                                  --------------------------------------------------------------------------------------------
                                    ARCH     CHOATE   DAMMEYER   HEAGY    KENNEDY     KERR     NELSON   SONNENSCHEIN  WOOLSEY
                                  --------  --------  --------  --------  --------  --------  --------  ------------  --------
Dollar range of equity
 securities and deferred
 compensation in the Fund.......
Aggregate dollar range of equity
 securities and deferred
 compensation in all registered
 investment companies overseen
 by trustee in Fund Complex.....  $50,001-    over      over      over      over      over      over        over      $10,000-
                                  $100,000  $100,000  $100,000  $100,000  $100,000  $100,000  $100,000    $100,000    $50,001

INTERESTED TRUSTEES

                                                      TRUSTEE
                                  -----------------------------------------------
                                      MERIN          POWERS           WHALEN
                                      -----          ------           ------
Dollar range of equity
 securities and deferred
 compensation in the Fund.......
Aggregate dollar range of equity
 securities and deferred
 compensation in all registered
 investment companies overseen
 by trustee in the Fund
 Complex........................      over            over             over
                                    $100,000        $100,000         $100,000

     As of           , 2005, the trustees and officers of the Fund as a group
owned less than 1% of the shares of the Fund.

CODE OF ETHICS

     The Fund, the Adviser, and the Distributor have adopted a Code of Ethics (the "Code of Ethics") that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by the Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or other Van Kampen funds, or that such employees take unfair advantage of their relationship with the Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of the Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process.

Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                         INVESTMENT ADVISORY AGREEMENT

     The Fund and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Fund retains the Adviser to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement the Fund's investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, renders periodic reports to the Fund's Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund, however, bears the costs of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of the Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to the Fund for any actions or omissions in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any other direct or indirect majority owned subsidiary of Van Kampen Investments in connection with the purchase and sale of portfolio investments less any direct expenses incurred by such subsidiary of Van Kampen Investments in connection with obtaining such commissions, fees, brokerage or similar payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit and to advise the trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible for the Adviser or any other direct or indirect majority owned subsidiary of Van Kampen Investments to receive in connection with the Fund's portfolio transactions or other arrangements which may benefit the Fund.

     The Advisory Agreement may be continued from year to year if specifically approved at least annually (a)(i) by the Fund's Board of Trustees or (ii) by a vote of a majority of the Fund's outstanding voting securities and (b) by a vote of a majority of the trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

     In approving the Advisory Agreement, the Board of Trustees, including the non-interested trustees, considered the nature, quality and scope of the services provided by the Adviser, the performance, fees and expenses of the Fund compared to other similar investment companies, the Adviser's expenses in providing the services and the profitability of the Adviser and its affiliated companies. The Board of Trustees also reviewed the benefit to the Adviser of receiving research paid for by Fund assets and the propriety of such an arrangement and evaluated other benefits the Adviser derives from its relationship with the

Fund. The Board of Trustees considered the extent to which any economies of scale experienced by the Adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies at different asset levels, and considered the trends in the industry versus historical and projected sales and redemptions of the Fund. The Board of Trustees reviewed reports from third parties about the foregoing factors and considered changes, if any, in such items since its previous approval. The Board of Trustees discussed the financial strength of the Adviser and its affiliated companies and the capability of the personnel of the Adviser. The Board of Trustees reviewed the statutory and regulatory requirements for approval of advisory agreements. The Board of Trustees, including the non-interested trustees, evaluated all of the foregoing and determined, in the exercise of its business judgment, that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

     Prior to the date of this Statement of Additional Information, Van Kampen Advisors Inc., an affiliate of the Adviser, acted as sub-adviser to the Fund. Van Kampen Advisors Inc. was located at 40 Broad Street, Suite 915, Boston, Massachusetts 02109. The Adviser paid to Van Kampen Advisors Inc. on a monthly basis a portion of the net advisory fees that the Adviser received from the Fund.

ADVISORY FEES

                                                     FISCAL YEAR ENDED OCTOBER 31,
                                                ---------------------------------------
                                                   2004          2003          2002
                                                -----------   -----------   -----------
The Adviser received the approximate advisory
  fees of.....................................  $             $             $

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     As of October 31, 2004, Joseph A. Piraro managed      registered investment
companies with a total of $     billion in assets;      pooled investment
vehicles other than registered investment companies with a total of $
million in assets; and      other accounts with a total of $     billion in
assets.

     As of October 31, 2004, Robert Wimmel managed      registered investment
companies with a total of $     billion in assets;      pooled investment
vehicles other than registered investment companies with a total of $
million in assets; and      other accounts with a total of $     billion in
assets.

     As of October 31, 2004, John R. Reynoldson managed      registered
investment companies with a total of $     billion in assets;      pooled
investment vehicles other than registered investment companies with a total of
$     million in assets; and      other accounts with a total of $     billion
in assets.

     Because the portfolio managers manage assets for other mutual funds, pooled investment vehicles, institutional clients, pension plans and certain high net worth individuals, there may be incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Adviser has adopted policies and procedures reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION

     BASE COMPENSATION. Generally, portfolio managers receive base compensation based on the level of their position with the Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

     - Cash Bonus;

     - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in certain Morgan Stanley Funds [HR/tax: referenced--need different term]. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the [referenced] funds they manage or directly support that are included in the IMDCP fund menu. [Need more tailored language for AIP and parts of Fixed Income.]

     - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of [referenced] investment funds, including Morgan Stanley funds; and

     - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. The majority of a portfolio manager's compensation is linked to the Fund's pre-tax investment performance. Investment performance is calculated for one-, three- and five-year periods measured against the Fund's benchmark [HR: please confirm--is it the primary benchmark if there is more than one benchmark?], indexes and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     - The Fund's revenue.

     - Contribution to the business objectives of the Adviser.

     - The dollar amount of assets managed by the portfolio manager.

     - Market/compensation survey.

     - Other qualitative factors, such as contributions to client objectives.

     - Performance of other affiliated entities, including Morgan Stanley and Morgan Stanley Investment Management, and the Global Investor Group, a division of Morgan Stanley Investment Management.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation comprises the same factors as those comprising overall compensation described above.

     The same methodology is used to determine portfolio manager compensation for all accounts.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of the end of the Fund's most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

 PIRARO     WIMMEL    REYNOLDSON
 ------    --------   ----------

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of the Fund's portfolio business, the policies and practices in this regard are subject to review by the Fund's Board of Trustees.

     As most transactions made by the Fund are principal transactions at net prices, the Fund generally incurs little or no brokerage costs. The portfolio securities in which the Fund invests are normally purchased directly from the issuer or in the over-the-counter market from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include a spread or markup to the dealer between the bid and asked price. Sales to dealers are effected at bid prices. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, or may purchase and sell listed securities on an exchange, which are effected through brokers who charge a commission for their services.

     The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with the Fund.

     The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Fund and the Adviser if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

     The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of the Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

     Certain broker-dealers, through which the Fund may effect securities transactions, are affiliated persons (as defined in the 1940 Act) of the Fund or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Fund's Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

     Unless otherwise disclosed below, the Fund paid no commissions to affiliated brokers during the last three fiscal years. The Fund paid the following commissions to brokers during the fiscal years shown:

                                                           AFFILIATED BROKERS
                                           ALL BROKERS   MORGAN STANLEY DW INC.
                                           -----------   ----------------------
COMMISSIONS PAID:
  Fiscal year ended October 31, 2004.....      -0-                -0-
  Fiscal year ended October 31, 2003.....      -0-                -0-
  Fiscal year ended October 31, 2002.....      -0-                -0-
FISCAL YEAR 2004 PERCENTAGES:
  Commissions with affiliate to total commissions.....              0%
  Value of brokerage transactions with affiliate to
     total transactions...............................              0%

     During the fiscal year ended October 31, 2004, the Fund paid no brokerage commissions to brokers selected primarily on the basis of research services provided to the Adviser.

                             ADDITIONAL INFORMATION
           RELATING TO AUCTION PREFERRED SHARES OF THE ACQUIRING FUND

     The following is a brief description of the terms of the shares of each series of APS. This description does not purport to be complete and is subject to and qualified in its entirety by reference to Fund's Declaration of Trust, including the Certificate of Vote establishing and fixing the rights and preferences of the shares of such series of APS, attached hereto as Appendix B (together, the "APS Provisions").

     General. The Declaration of Trust currently authorizes the issuance of an unlimited number of shares of Common Shares and 100,000,000 Preferred Shares of beneficial interest, par value $.01 per share (which may be issued from time to time in such series and with such designations, preferences and other rights, qualifications, limitations and restrictions as are determined in a resolution of the Board of Trustees of the Fund). Under the APS Provisions, the Fund is currently authorized to issue up to 2,400 APS. All shares of each series of APS will have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). The shares of each series of APS will rank on a parity with shares of any other series of Preferred Shares (including any other series of APS) as to the payment of dividends and the distribution of assets upon liquidation. So long as either Moody's or S&P is rating the shares of any series of APS, the Fund may, without the vote of the holders of APS, issue additional series of Preferred Shares, including APS, subject to applicable provisions of the 1940 Act and to continuing compliance with the 1940 Act APS Asset Coverage and the APS Basic Maintenance Amount, provided that (1) any such additional series ranks on a parity with the then Outstanding APS as to the payment of dividends and the distribution of assets upon liquidation and (2) the Fund obtains written confirmation from Moody's or S&P, or both, as the case may be, that the issuance of any such additional series would not impair the rating then assigned by such rating agency to the APS.

     Dividends. Dividends on shares of each series of APS will accumulate at the Applicable Rate per annum will be payable, when, as and if declared by the Board of Trustees of the Fund out of funds legally available therefor. Dividend Periods shall be 7 days for each series of APS. The Fund, subject to certain conditions, may designate any Dividend Period as a Special Dividend Period, which shall be such number of consecutive days or whole years as the Board of Trustees shall specify, subject to certain exceptions.

     Dividends will be paid through the Securities Depository (The Depository Trust Company or any successor) on each Dividend Payment Date in accordance with its normal procedures, which now provide for it to distribute dividends in next-day funds to Agent Members, who in turn are expected to distribute such dividend payments to the persons for whom they are acting as agents. Each of the initial Broker Dealers, however, has indicated to the Fund that such Broker-Dealer or one of its affiliates will make such dividend payments available in same-day funds on each Dividend Payment Date to customers that use such Broker-Dealer or such affiliate as Agent Member.

     For each Dividend Period, the dividend rate for shares of each series of APS will be the Applicable Rate per annum that the Auction Agent (Bankers Trust Company or any successor) advises the Fund results from an Auction, except as provided below. The dividend rate that results from an Auction for a series of APS will not be greater than the Maximum Rate, which is:

          (i) in the case of any Auction Date which is not the Auction Date immediately prior to the first day of any proposed Special Dividend Period, the product of (1) the "AA" Composite Commercial Paper Rate on such Auction Date for the next Rate Period of such series and (2) the Applicable Percentage on such Auction Date, unless such series of APS has or had a Special Dividend Period (other than a Special Dividend Period of 28 days or less) and an Auction at which Sufficient Clearing Bids existed has not yet occurred for a Minimum Dividend Period for such series (28 days for each series of APS) after such Special Dividend Period, in which case the higher of:

             (A) the dividend rate on shares of such series of APS for the then-ending Rate Period, and

             (B) the product of (x) the higher of (I) the "AA" Composite Commercial Paper Rate on such Auction Date for the then-ending Rate Period of such series, if such Rate Period is less than one year, or the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or longer, and (II) the "AA" Composite Commercial Paper Rate on such Auction Date for such Special Dividend Period of such series, if such Special Dividend Period is less than one year, or the Treasury Rate on such Auction Date for such Special

        Dividend Period, if such Special Dividend Period is one year or longer and (y) the Applicable Percentage on such Auction Date; or

          (ii) in the case of any Auction Date which is the Auction Date immediately prior to the first day of any proposed Special Dividend Period of more than 28 days, the product of (1) the highest of (x) the "AA" Composite Commercial Paper Rate on such Auction Date for the then-ending Rate Period of such series, if such Rate Period is less than one year, or the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or longer, (y) the "AA" Composite Commercial Paper Rate on such Auction Date for the Special Dividend Period of such series for which the Auction is being held if such Special Dividend Period is less than one year or the Treasury Rate on such Auction Date for the Special Dividend Period for which the Auction is being held if such Special Dividend Period is one year or longer, and (z) the "AA" Composite Commercial Paper Rate on such Auction Date for a Minimum Dividend Period and (2) the Applicable Percentage on such Auction Date.

     The applicable "AA" Composite Commercial Paper Rates and Treasury Rates will be the rates announced on such Auction Date for the Business Day immediately prior to such Auction Date.

     The "Applicable Percentage" will be a percentage, determined as set forth below, based on the prevailing rating of the APS in effect at the close of business on the Business Day next preceding such Auction Date:

                                                             APPLICABLE
PREVAILING RATING                                            PERCENTAGE
-----------------                                            ----------
"aa3"/AA- or higher.......................................      110%
"a3"/A-...................................................      125%
"baa3"/BBB-...............................................      150%
"ba3"/BB-.................................................      200%
Below "ba3"/BB-...........................................      250%

provided, however, that in the event the Fund has notified the Auction Agent of its intent to allocate income that is taxable for federal income tax purposes to the APS prior to any Auction, for purposes of determining the Maximum Rate with respect to such Auction the Applicable Percentage in the foregoing table shall be divided by the quantity 1 minus the maximum marginal regular federal individual income tax rate applicable to ordinary income or the maximum marginal regular federal corporate income tax rate, whichever is greater; provided, however, that the Applicable Percentage shall be divided in the foregoing manner only to the extent that the portion of the dividend on the APS for such Rate Period that represents the allocation of taxable income to the APS. If the APS are rated by only one rating agency, such rating will be the prevailing rating. If the ratings for the APS are split between two of the foregoing categories, the lower rating will determine the prevailing rating.

     If an Auction for any Dividend Period of any series of APS is not held for any reason or if the Fund fails to pay in a timely manner to the Auction Agent the full amount of any dividend on, or Redemption Price of, shares of any series of APS and such failure has not been cured as set forth below prior to any succeeding Dividend Period thereof, then, subject to the next paragraph, the dividend rate on the shares of such series for any such Dividend Period will be the Maximum Rate for such series on the Auction Date for such Dividend Period.

     If the Fund fails to pay in a timely manner to the Auction Agent the full amount of any dividend on, or the Redemption Price of, any shares of any series of APS during any Rate Period thereof (other than any Special Dividend Period consisting of four or more Dividend Periods or any Rate Period succeeding any Special Dividend Period consisting of four or more Dividend Periods during which such a failure occurred that has not been cured), and, prior to 12:00 Noon on the third Business Day next succeeding the date on which such failure occurred, such failure shall not have been cured or the Fund shall not have paid a late charge, then Auctions for such series will be suspended until such failure is so cured and the dividend rate for such shares of APS for each Dividend Period thereof commencing after such failure to and including the Dividend Period, if any, during which such failure is so cured shall be a rate per annum equal to the Maximum Rate on the Auction Date for each such Dividend Period (but with the prevailing rating for such shares, for purposes of determining such Maximum Rate, being deemed to be "Below "ba3"/BB-"). If the Fund fails to pay in a timely manner to the Auction Agent the full amount of any dividend on, or the Redemption Price of, any shares of any series of APS during a Special Dividend Period thereof consisting of four or more Dividend Periods, or during any Dividend Period thereof succeeding any Special Dividend Period consisting of four or more Dividend Periods during which such a failure occurred that has not been cured, and such failure shall not have been cured, then Auctions for such series will be suspended until such failure is so cured and the dividend rate for such shares of APS for each Dividend Period thereof commencing after such failure to and including the Dividend Period, if any, during which such failure is so cured shall be a rate per annum equal to the Maximum Rate on the Auction Date for each such Dividend Period (but with the prevailing rating for such shares, for purposes of determining such Maximum Rate, being deemed to be "Below "ba3"/BB-").

     The Fund, at its option, may designate any succeeding Dividend Period of any series of APS as a Special Dividend Period which shall consist of such number of days or whole years as the Board of Trustees shall specify; provided, however, that such designation shall be effective only if (i) notice thereof shall have been given as provided in the APS Provisions, (ii) any failure to pay in a timely manner to the Auction Agent the full amount of any dividend on, or the Redemption Price of, shares of such series of APS shall have been cured
(iii) Sufficient Clearing Bids for such series shall have existed in an Auction held on the Auction Date immediately preceding the first day of such proposed Special Dividend Period, (iv) if the Fund shall have mailed a notice of redemption with respect to any shares of such series, the Redemption Price with respect to such shares shall have been deposited with the Auction Agent, and (v) in the event the Fund wishes to designate any succeeding Dividend Period for such series as a Special Dividend Period consisting of more than 28 days, the Fund has received written confirmation from S&P (if S&P is then rating the APS) and Moody's (if Moody's is then rating the APS) that such designation would not affect the rating then assigned by S&P to such series.

     If the Fund retroactively allocates any net capital gains or other income taxable for federal income tax purposes to the APS without having given advance notice thereof to the

Auction Agent by reason of the fact that such allocation is made as a result of
(i) the realization of net capital gains or other income taxable for federal income tax purposes, (ii) the redemption of all or a portion of the outstanding APS or (iii) the liquidation of the Fund (such allocation is referred to herein as a "Retroactive Taxable Allocation"), the Fund will simultaneously, if practicable, with such allocation but in no event later than 270 days after the end of the Fund's taxable year in which a Retroactive Taxable Allocation is made, provide notice thereof to the Auction Agent and to each holder of APS (initially Cede & Co. as nominee of DTC) during such taxable year at such holder's address as the same appears or last appeared on the share books of the Fund. The Fund will, within 30 days after such notice is given to the Auction Agent, pay to the Auction Agent (who will then distribute to such holders of shares of APS), out of funds legally available therefor, an amount equal to the aggregate Additional Dividends (as defined below) with respect to all Retroactive Taxable Allocations made to such holders during the taxable year in question.

     "Additional Dividends" means payment to a Holder of APS of an amount which, when taken together with the aggregate amount of Retroactive Taxable Allocations made to such Holder with respect to the taxable year in question, would cause such Holder's dividends in dollars (after federal income tax consequences as described below) from the aggregate of both the Retroactive Taxable Allocations and the Additional Dividends to be equal to the dollar amount of the dividends which would have been received by such Holder if the amount of the aggregate Retroactive Taxable Allocations would have been excludable from the gross income of such Holder. State taxes imposed on the Additional Dividends, however, may reduce the amount of after tax cash a holder would have had if there were no Retroactive Taxable Allocation. Such Additional Dividends shall be calculated
(i) without consideration being given to the time value of money; (ii) assuming that no holder of APS is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Retroactive Taxable Allocation would be taxable in the hands of each holder of APS at the maximum marginal regular federal individual income tax rate applicable to ordinary income or net capital gains, as applicable, or the maximum marginal regular federal corporate income tax rate, whichever is greater, in effect during the taxable year in question.

     The Auctions. On each Auction Date for each series of APS (the Business Day prior to the beginning of each Rate Period for such series), each Existing Holder may submit Orders through a Broker-Dealer to the Auction Agent as follows:

Hold Order:   indicating its desire to hold without regard to the
              Applicable Rate for the next Rate Period.
Bid:          indicating its desire to sell if the Applicable Rate for
              the next Rate Period is less than the rate specified in
              such Bid.
Sell Order:   indicating its desire to sell without regard to the
              Applicable Rate for the next Rate Period.

     An Existing Holder may submit different types of Orders in an Auction with respect to shares of APS then held by such Existing Holder. An Existing Holder that offers to purchase additional shares of APS is, for purposes of such offer, treated as a Potential Holder as described below. Bids of Existing Holders with rates higher than the Maximum Rate on the Auction Date will be treated as Sell Orders. A Hold Order will be deemed to have been submitted on behalf of an Existing Holder if an Order is not submitted on behalf of such Existing Holder for any reason, including the failure of a Broker-Dealer to submit such Existing Holder's Order to the Auction Agent.

     Potential Holders of shares of any series of APS may submit Bids in which they will offer to purchase shares of such series of APS if the Applicable Rate for the next Rate Period is not less than the rate specified in such Bid. A Bid by a Potential Holder specifying a rate higher than the Maximum Rate will not be accepted.

     In normal circumstances, whenever the Fund intends to include any net capital gains or other income that is taxable for federal income tax purposes in any dividend on shares of any series of APS, the Fund will notify the Auction Agent of the amount to be so included 15 days prior to the Auction Date on which the Applicable Rate for such dividend is to be established. Whenever the Auction Agent receives such notice from the Fund, it will in turn notify each Broker-Dealer, who, on or prior to such Auction Date, in accordance with its Broker Dealer Agreement, will notify its Existing Holders and Potential Holders believed by it to be interested in submitting an Order in the Auction to be held on such Auction Date.

     If Sufficient Clearing Bids exist (that is, the number of shares of a particular series of APS subject to Bids by Potential Holders with rates equal to or lower than the Maximum Rate is at least equal to the number of shares of such series of APS subject to Sell Orders by Existing Holders), the Applicable Rate for such series will be the lowest rate specified in the Submitted Bids which, taking into account such rate and all lower rates bid by Existing Holders and Potential Holders, would result in Existing Holders and Potential Holders owning all the shares of such series of APS available for purchase in the Auction. If Sufficient Clearing Bids do not exist, the Applicable Rate will be the Maximum Rate on the Auction Date, and, in such event, Existing Holders that have submitted Sell Orders may not be able to sell in such Auction all shares of such series of APS subject to such Sell Orders. If all Existing Holders of shares of such series of APS submit or are deemed to have submitted Hold Orders, the Applicable Rate will be the product of (i) (I) the "AA" Composite Commercial Paper Rate on such Auction Date for the Rate Period for which the Auction is held, if such Rate Period is less than one year or (2) the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or longer and
(ii) 1 minus the maximum marginal regular federal individual income tax rate applicable to ordinary income or the maximum marginal regular federal corporate income tax rate, whichever is greater; provided, however, that if the Fund has notified the Auction Agent of its intent to allocate to the APS in such Rate Period any net capital gains or other income that is taxable for federal income tax purposes, the Applicable Rate in respect of that portion of the dividend on the APS for such Rate Period that represents the allocation of net capital gains or other income taxable for Federal income tax purposes will be the rate described in the preceding clause (i) (1) or (2), as applicable, without being multiplied by the factor set forth in the preceding clause (ii).

     The Auction Procedures include a pro rata allocation of shares for purchase and sale, which may result in an Existing Holder continuing to hold or selling, or a Potential Holder purchasing, a number of shares of APS that is fewer than the number of shares of APS specified in its Order.

     A Bid placed by an Existing Holder specifying a rate greater than the Applicable Rate determined in the Auction or a Sell Order shall constitute an irrevocable offer to sell the shares of such series of APS subject thereto, in each case at a price per share equal to $25,000. A Bid placed by a Potential Holder shall constitute an irrevocable offer to purchase the shares of such series of APS subject thereto at a price per share equal to $25,000 if the rate specified in such Bid is less than or equal to the Applicable Rate determined in the Auction. Settlement of purchases and sales will be made on the next Business Day (also a Dividend Payment Date) after the Auction Date through the Securities Depository. Purchasers will make payment through their Agent Members in same-day funds to the Securities Depository against delivery to their respective Agent Members. The Securities Depository will make payment to the sellers' Agent Members in accordance with the Securities Depository's normal procedures, which now provide for payment against delivery by their Agent Members in same-day funds.

     Asset Maintenance. Under the APS Provisions, the Fund must maintain (i) assets having in the aggregate a Discounted Value at least equal to the APS Basic Maintenance Amount, and (ii) 1940 Act APS Asset Coverage of at least 200%. The Discount Factors and guidelines for calculating the Discounted Value of the Fund's portfolio for purposes of determining whether the APS Basic Maintenance Amount has been satisfied have been established by Moody's and S&P in connection with the Fund's receipt of ratings on the shares of each series of APS on their Date of Original Issue of "aaa" from Moody's and AAA from S&P. So long as any of the APS are Outstanding and S&P is rating the APS, the Fund will be required under the APS Provisions to maintain as of each Valuation Date certain Dividend Coverage Assets with a value not less than the Dividend Coverage Amount (the "Minimum Liquidity Level").

     Mandatory Redemption. If the APS Basic Maintenance Amount or the 1940 Act APS Asset Coverage is not maintained or restored as specified, the APS will be subject to mandatory redemption on a date specified by the Board of Trustees, out of funds legally available therefor, at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to the date fixed for redemption. Any such redemption will be limited to the number of APS necessary to restore the APS Basic Maintenance Amount or the 1940 Act APS Asset Coverage, as the case may be.

     Optional Redemption. Except as described in the APS Provisions, shares of each series of APS are redeemable, in whole or in part, at the option of the Fund, on the next succeeding scheduled Dividend Payment Date applicable to the shares of such series of APS called for redemption, out of funds legally available therefor, at the Optional Redemption Price of $25,000 per share plus (in the case of a Special Dividend Period only) a premium, if any, resulting from the designation of a Premium Call Period, plus an amount equal to dividends thereon (whether or not earned or declared) accumulated but unpaid to the date fixed for redemption; provided that during a Special Dividend Period of 365 days or more no share of such series of APS will be subject to optional redemption during any Non-Call Period to which such series of APS may be subject.

     Liquidation Preference. The liquidation preference of the shares of each series of APS is $25,000 per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared).

     Voting Rights. The 1940 Act requires that the holders of APS, voting as a separate class, have the right to elect at least two Trustees at all times and to elect a majority of the Trustees at any time that two years' dividends on the APS are unpaid. The holders of APS will vote as a separate class or classes on certain other matters as required under the APS Provisions, the 1940 Act and Massachusetts law. In addition, each series of APS may vote as a separate series under certain circumstances.

     Master Purchaser's Letter. Each prospective purchaser of shares of any series of APS or its Broker-Dealer will be required to sign and deliver a Master Purchaser's Letter to the Auction Agent in which such prospective purchaser or its Broker-Dealer will agree, among other things, that (i) dispositions of shares of such series of APS may be made only pursuant to a Bid or a Sell Order placed in an Auction, or to or through a Broker-Dealer or to a person that has delivered a signed Master Purchaser's Letter to the Auction Agent, provided that in the case of all transfers other than those pursuant to Auctions, the Existing Holder of the shares so transferred, its Agent Member or its Broker-Dealer advises the Auction Agent of such transfer, and (ii) ownership of shares of such series of APS will be maintained in book entry form by the Securities Depository for the account of such prospective purchaser's Agent Member, which in turn will maintain records of such prospective purchaser's beneficial ownership.

     Each prospective purchaser should ask its Broker-Dealer whether such prospective purchaser should sign a Master Purchaser's Letter. If the Broker-Dealer submits Orders for such prospective purchaser listing the Broker-Dealer as the Existing Holder or the Potential Holder, a Master Purchaser's Letter signed by such prospective purchaser may not be required.

     Execution by a prospective purchaser or its Broker-Dealer of a Master Purchaser's Letter is not a commitment to purchase shares of APS in the offering being made by this Prospectus or in any Auction, but is a condition precedent to such purchaser's purchasing shares of APS. In addition, acceptance of a Master Purchaser's Letter is not a guarantee that shares of APS will be available for purchase.

     The Broker-Dealers may maintain a secondary trading market in the APS outside of Auctions. They have no obligation to do so, however, and there can be no assurance that a secondary market for the APS will develop or, if it does develop, that it will provide holders with liquidity of investment. The APS will not be registered on any stock exchange or on the National Association of Securities Dealers Automated Quotations system.

     Rating Agency Guidelines. The Fund intends that, so long as shares of any series of APS are Outstanding, the composition of its portfolio will reflect guidelines established by Moody's and S&P in connection with the Fund's receipt on the Date of Original Issue of the shares of each series of APS of ratings of "aaa" from Moody's and AAA from S&P. Moody's and S&P, nationally recognized independent rating agencies, issue ratings for various securities reflecting their perceived creditworthiness of such securities. The Fund will pay certain fees to Moody's and S&P for rating shares of the APS. The guidelines have been developed by Moody's and S&P in connection with other issuances of asset-backed and similar securities, including debt obligations and adjustable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be sufficiently varied and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law, but have been adopted by the Fund in order to satisfy current requirements necessary for Moody's and S&P to issue the above-described ratings for shares of each series of APS, which ratings are generally relied upon by institutional investors in purchasing such securities. In the context of a closed-end investment company such as the Fund, therefore, the guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. A rating agency's guidelines will apply to shares of any series of APS only so long as such rating agency is rating such shares.

     The Fund intends to maintain a Discounted Value for its portfolio at least equal to the APS Basic Maintenance Amount and, in addition, so long as S&P is rating the shares of any series of APS, the Fund intends to maintain a Minimum Liquidity Level. Moody's and S&P have each established separate guidelines for determining Discounted Value. To the extent any particular portfolio holding does not satisfy the applicable rating agency's guidelines, all or a portion of such holding's value will not be included in the calculation of Discounted Value (as defined by such rating agency). The Moody's and S&P guidelines do not impose any limitations on the percentage of Fund assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of the Fund's portfolio. The amount of such assets included in the portfolio at any time may vary depending upon the rating, diversification and other characteristics of the Eligible Assets included in the portfolio, although it is not anticipated that in the normal course of business the value of such assets would exceed 20% of the Fund's total assets.

     In managing the Fund's portfolio, the Adviser will not alter the composition of the Fund's portfolio if, in the reasonable belief of the Adviser, the effect of any such alteration would be to cause the Fund to have Eligible Assets with an aggregate Discounted Value, as of the immediately preceding Valuation Date, less than the APS Basic Maintenance Amount as of such Valuation Date; provided, however, that in the event that, as of the immediately preceding Valuation Date, the aggregate Discounted Value of the Fund's Eligible Assets exceeded the APS Basic Maintenance Amount by five percent or less, the Adviser will not alter the composition of the Fund's portfolio in a manner reasonably expected to reduce the aggregate Discounted Value of the Fund's Eligible Assets unless the Fund shall have confirmed that, after giving effect to such alteration, the aggregate Discounted Value of the Fund's Eligible Assets would exceed the APS Basic Maintenance Amount.

     Upon any failure to maintain the required Discounted Value, the Fund will seek to alter the composition of its portfolio to reattain the APS Basic Maintenance Amount on or prior to the APS Basic Maintenance Cure Date, thereby incurring additional transaction costs and possible losses and/or gains on dispositions of portfolio securities. To the extent any such failure is not cured in a timely manner, shares of each series of APS will be subject to redemption if either Moody's or S&P is rating such shares.

     The Fund may, but is not required to, adopt any modifications to these guidelines that may hereafter be established by Moody's and S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any rating agency providing a rating for the shares of any series of APS may, at any time, change or withdraw any such rating. As set forth in the APS Provisions, the Board of Trustees may, without Shareholder approval, modify certain definitions or policies which have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from Moody's and S&P, as appropriate, that any such change would not impair the ratings then assigned by Moody's and S&P to any series of APS. A rating agency's guidelines will apply to shares of any series of APS only so long as such rating agency is rating such shares.

     The ratings on any series of the APS are not recommendations to purchase, hold or sell shares of any series of APS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor nor do the rating agency guidelines described above address the likelihood that a holder of shares of any series of APS will be able to sell such shares in an Auction. The ratings are based on current information furnished to Moody's and S&P by the Fund and the Adviser, and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Fund's Common Shares have not been rated by a nationally recognized statistical rating organization.

                               OTHER INFORMATION

CUSTODY OF ASSETS

     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 West Franklin Street, Boston, Massachusetts 02110, as custodian. The custodian also provides accounting services to the Fund.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

     The Fund's Proxy Voting Policy and Procedures are included as Appendix H to this Statement of Additional Information. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the SEC's web site at http://www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     An independent registered public accounting firm for the Fund performs an annual audit of the Fund's financial statements. The Fund's Board of Trustees
has engaged                , located at                , to be the Fund's
independent registered public accounting firm.

                              FINANCIAL STATEMENTS

     Incorporated herein by reference in their respective entireties are (i) the audited financial statements of the Acquiring Fund for the fiscal year ended October 31, 2004, as included in Appendix C hereto, (ii) the audited financial statements of California Municipal Trust for the fiscal year ended June 30, 2004, as included in Appendix D hereto, (iii) the audited financial statements of California Quality Municipal Trust, dated October 31, 2004, attached hereto as Appendix F; and (iv) the audited financial statements of Trust for Investment Grade California Municipals, dated October 31, 2004, attached hereto as Appendix G.

                         PRO FORMA FINANCIAL STATEMENTS

     Set forth in Appendix I hereto are unaudited pro forma financial statements of the Acquiring Fund giving effect to the Reorganization which include: (i) Pro Forma Condensed Statements of Assets and Liabilities at October 31, 2004, (ii) Pro Forma Condensed Statement of Operations for the one year period ended October 31, 2004 and (iii) Pro Forma Portfolio of Investments at October 31, 2004.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

                                   APPENDIX A

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

         In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Van Kampen XXXXXX, a registered closed-end investment company, File No. 811-XXXX (the "Target Fund") and Van Kampen XXXXXX (the "Acquiring Fund"), a registered closed-end investment company, File No. 811-XXXX, each hereby agree as follows:

1.       Representations and Warranties of the Acquiring Fund.

         The Acquiring Fund represents and warrants to, and agrees with, the Target Fund that:

         (a) The Acquiring Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization, and has the power to own all of its assets and to carry out this Agreement. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Acquiring Fund is duly registered under the 1940 Act of 1940, as amended (the "1940 Act") as a diversified, closed-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Section 851 of the Internal Revenue Code (the "Code") at all times since its inception and intends to continue to so qualify until consummation of the reorganization contemplated hereby (the "Reorganization") and thereafter.

         (c) The Target Fund has been furnished with the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004, and the audited financial statements appearing therein, having been audited by [ ], independent registered public accounting firm, fairly present the financial position of the Acquiring Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (d) An unaudited statement of assets, liabilities and capital of the Acquiring Fund and an unaudited schedule of investments of the Acquiring Fund, each as of the Valuation Time (as defined in Section 5(d) of this Agreement), will be furnished to the Target Fund, at or prior to the Closing Date for the purpose of determining the number of Acquiring Fund Common Shares, and Acquiring Fund APS to be issued pursuant to Section 6 of this Agreement; each will fairly present the financial position of the Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) The Acquiring Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against it which assert liability on the part of the Acquiring Fund or which materially affect its financial condition or its ability to consummate the Reorganization. The Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (g) The Acquiring Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (h) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (k) below) or will not otherwise be disclosed to the Target Fund prior to the Valuation Time.

         (i) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to in subsection (c) above, those incurred in the ordinary course of its business as an investment company; and those incurred in connection with the Reorganization. As of the Valuation Time, the Acquiring Fund will advise each Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, except to the extent disclosed in the financial statements referred to in subsection (c) above.

         (j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

         (k) The registration statement filed by the Acquiring Fund on Form N-14 which includes the proxy statement of the Target Fund with respect to the transactions contemplated herein and the prospectus of the Acquiring Fund relating to the Acquiring Fund Common Shares and the Acquiring Fund APS to be issued pursuant to this Agreement, (the "Proxy Statement and Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

         (l)      The Acquiring Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per
                  share (the "Acquiring Fund Common Shares"), and      preferred
                  shares of beneficial interest, par value $.01 per share. The Board of Trustees of the Acquiring Fund has designated preferred shares as Auction Preferred Shares
                  ("Acquiring Fund APS"). Each outstanding Acquiring Fund Common Share and each Acquiring Fund APS of the Acquiring Fund is fully paid and, except as provided in Section ___ of the Acquiring Fund's Declaration of Trust, non-assessable, and has full voting rights.

         (m) The Acquiring Fund Common Shares and the Acquiring Fund APS to be issued to the Target Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as provided in Section ___ of the Acquiring Fund's Declaration of Trust, nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

         (n) At or prior to the Closing Date, the Acquiring Fund Common Shares to be transferred to the Target Fund for distribution to the shareholders of the Target Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

         (o) At or prior to the Closing Date, the Acquiring Fund APS to be transferred to the Target Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of APS of the Target Fund presently are qualified, and there are a sufficient number of Acquiring Fund APS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

         (p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, Trustee and shareholder approvals necessary to issue the Acquiring Fund Common Shares and the Acquiring Fund APS to the Target Fund.


         (q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

         (r) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its inception; has been a RIC under the Internal Revenue Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Internal Revenue Code; and has satisfied the distribution requirements imposed by the Internal Revenue Code for each of its taxable years.

2.       Representations and Warranties of the Target Fund.

         The Target Fund represents and warrants to, and agrees with, the Acquiring Fund that:

         (a) The Target Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the jurisdiction of its organization, and has the power to own all of its assets and to carry out this Agreement. The Target Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Target Fund is duly registered under the 1940 Act as a diversified, closed-end management investment company (File
                  No. 811-     ), and such registration has not been revoked or
                  rescinded and is in full force and effect. The Target Fund has elected and qualified for the special tax treatment afforded RICs under Section 851 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

         (c) As used in this Agreement, the term "Target Fund Investments" shall mean (i) the investments of the Target Fund shown on the schedule of its investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Target Fund or liabilities incurred as of the Valuation Time.

         (d) The Target Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) The Acquiring Fund has been furnished with the Target Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004, and the audited financial statements
                  appearing therein, having been audited by [           ],
                  independent registered public accounting firm, fairly present the financial position of the Target Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (f) An unaudited statement of assets, liabilities and capital of the Target Fund and an unaudited schedule of investments of the Target Fund, each as of the Valuation Time, will be furnished to the Acquiring Fund at or prior to the Closing Date for the purpose of determining the number of shares of Acquiring Fund Common Shares and Acquiring Fund APS to be issued to the Target Fund pursuant to Section 3 of this Agreement; each will fairly present the financial position of the Target Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Target Fund, threatened against it which assert liability on the part of the Target Fund or which materially affect its financial condition or its ability to consummate the Reorganization. The Target Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (h) There are no material contracts outstanding to which the Target Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

         (i) The Target Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (j) The Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since [ ], 2005 and those incurred in connection with the Reorganization. As of the Valuation Time, the Target Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

         (k) The Target Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Target Fund have been adequately provided for on its books, and no tax deficiency or liability of the Target Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

         (l) At both the Valuation Time and the Closing Date, the Target Fund will have full right, power and authority to sell, assign, transfer and deliver the Target Fund Investments. At the Closing Date, subject only to the obligation to deliver the Target Fund Investments as contemplated by this Agreement, the Target Fund will have good and marketable title to all of the Target Fund Investments, and the Acquiring Fund will acquire all of the Target Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Target Fund Investments or materially affect title thereto).

         (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

         (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 5(a) of this Agreement and on the Closing Date, insofar as it relates to the Target Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Target Fund for use in the N-14 Registration Statement as provided in Section 5(e) of this Agreement.

         (o) The Target Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per
                  share (the "Target Fund Common Shares"), and        preferred
                  shares of beneficial interest, par value $.01 per share. The Board of Trustees of the Target Fund has designated preferred shares as Auction Market Preferred Shares (the "Target Fund AMPS"). Each outstanding Target Fund Common Share and each of the outstanding Target Fund AMPS is fully paid and nonassessable and has full voting rights.

         (p) All of the issued and outstanding Target Fund Common Shares and Target Fund AMPS were offered for sale and sold in conformity with all applicable federal and state securities laws.

         (q) The books and records of the Target Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund.

         (r) The Target Fund will not sell or otherwise dispose of any of the Acquiring Fund Common Shares or Acquiring Fund APS to be received in the Reorganization, except in distribution to the shareholders of the Target Fund, as provided in Section 3 of this Agreement.

         (s) The Target Fund has elected to qualify and has qualified as "regulated investment company" under the Internal Revenue Code (a "RIC") as of and since its inception; has been a RIC under the Internal Revenue Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Internal Revenue Code for its taxable year ending upon its liquidation; and has satisfied the distribution requirements imposed by the Internal Revenue Code for each of its taxable years.

3.       The Reorganization.

         (a) Subject to receiving the requisite approvals of the shareholders of the Target Fund, and to the other terms and conditions contained herein, (i) the Target Fund agrees to convey, transfer and deliver to the Acquiring Fund and the Acquiring Fund agrees to acquire from the Target Fund, on the Closing Date, all of the Target Fund Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of the Target Fund, in exchange solely for that number of Target Fund Common Shares and Target Fund AMPS provided in
                  Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Target Fund will distribute all Acquiring Fund Common Shares and Acquiring Fund APS received by it to its shareholders in exchange for their Target Fund Common Shares and Target Fund AMPS. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Target Fund based on their respective holdings in the Target Fund as of the Valuation Time.

         (b) If it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, (a) nothing herein will require the Target Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the Target Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund and
                  (b) nothing will permit the Target Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

         (c) Prior to the Closing Date, the Target Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date. In this regard and in connection with the Reorganization, the last dividend period for the Target Fund AMPS prior to the Closing Date may be shorter than the dividend period for such Target Fund AMPS determined as set forth in the applicable Certificate of Vote pertaining to such Target Fund AMPS.

         (d) The Target Fund will pay or cause to be paid to the Acquiring Fund any interest the Target Fund receives on or after the Closing Date with respect to any of the Target Fund Investments transferred to the Acquiring Fund hereunder.

         (e) The Valuation Time shall be 4:00 p.m., Eastern time, on [ ], 2005, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

         (f) Recourse for liabilities assumed from the Target Fund by the Acquiring Fund in the Reorganization will be limited to the net assets acquired by the Acquiring Fund. The known liabilities of the Target Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(j) of this Agreement.

         (g) The Target Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.

         (h) The Acquiring Fund will file with the Secretary of State of The Commonwealth of Massachusetts, as required, any amendment to its Certificate of Vote establishing the powers, rights and preferences of the Acquiring Fund APS prior to the closing of the Reorganization.

4. Issuance and Valuation of Acquiring Fund Common Shares and Acquiring Fund APS in the Reorganization.

Acquiring Fund Common Shares and Acquiring Fund APS of an aggregate net asset value or aggregate liquidation preference, as the case may be, equal to the value of the assets of the Target Fund acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of the Target Fund assumed by the Acquiring Fund in the Reorganization, shall be issued by the Acquiring Fund to the Target Fund in exchange for such assets of the Target Fund, plus cash in lieu of fractional shares. The Acquiring Fund will issue to the Target Fund (i) a number of Acquiring Fund Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the Target Fund Common Shares, determined as set forth below, and (ii) a number of Acquiring Fund APS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the Target Fund AMPS, determined as set forth below.

The net asset value of each of the Funds and the liquidation preference and value of each of the Target Fund AMPS and the Acquiring Fund APS shall be determined as of the Valuation Time in accordance with the procedures described in (i) the prospectus of the Acquiring Fund, dated [ ], relating to the Acquiring Fund Common Shares and (ii) the prospectus of the Acquiring Fund, dated [ ], relating to the Acquiring Fund APS, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Target Fund Investments to be transferred to the Acquiring Fund shall be determined by the Acquiring Fund pursuant to the procedures utilized by the Acquiring Fund in valuing its own assets and determining its own liabilities for purposes of the Reorganization.

Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Target Fund and shall be confirmed in writing by the Acquiring Fund to the Target Fund. The net asset value per share of the Acquiring Fund Common Shares and the liquidation preference and value per share of the Acquiring Fund APS shall be determined in accordance with such procedures and the Acquiring Fund shall certify the computations involved. For purposes of determining the net asset value of each of a Target Fund Common Share and an Acquiring Fund Common Share, the value of the securities held by the applicable Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of Target Fund AMPS or Acquiring Fund APS, as the case may be, is divided by the total number of Target
Fund Common Shares or Acquiring Fund Common Shares, as the case may be, outstanding at such time.

 The Acquiring Fund shall issue to the Target Fund separate certificates or share deposit receipts for the Acquiring Fund Common Shares and the Acquiring Fund APS, each registered in the name of the Target Fund. The Target Fund shall then distribute the Acquiring Fund Common Shares and the Acquiring Fund APS to the holders of Target Fund Common Shares and Target Fund AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the Acquiring Fund Common Shares to State Street Bank and Trust Company, as the transfer agent and registrar for the Acquiring Fund Common Shares for distribution to the holders of Target Fund Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Target Fund Common Shares and (ii) the Acquiring Fund APS to Bankers Trust Company, as the transfer agent and registrar for the Acquiring Fund APS for distribution to the holders of Target Fund APS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the Target Fund AMPS. With respect to any Target Fund shareholder holding certificates evidencing ownership of Target Fund Common Shares as of the Closing Date, and subject to the Acquiring Fund being informed thereof in writing by the Target Fund, the Acquiring Fund will not permit such shareholder to receive new certificates evidencing ownership of the Acquiring Fund Common Shares or Acquiring Fund APS, exchange Acquiring Fund Common Shares or Acquiring Fund APS credited to such shareholder's account for shares of other investment companies managed by the Adviser or any of its affiliates, or pledge or redeem such Acquiring Fund Common Shares or Acquiring Fund APS, in any case, until notified by the Target Fund or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of Target Fund Common Shares or Target Fund AMPS or, in the event of lost certificates, posted adequate bond. The Target Fund, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of Target Fund Common Shares or Target Fund AMPS, as the case may be, or post adequate bond therefor.

         No fractional shares of Acquiring Fund Common Shares will be issued to holders of Target Fund Common Shares. In lieu thereof, the Acquiring Fund's transfer agent, State Street Bank and Trust Company, will aggregate all fractional shares of Acquiring Fund Common Shares and sell the resulting full shares on the New York Stock Exchange at the current market price for Acquiring Fund Common Shares for the account of all holders of fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing Acquiring Fund Common Shares.

5.7.    Payment of Expenses.

         (a) With respect to expenses incurred in connection with the Reorganization, the Target Fund and the Acquiring Fund will share, in proportion to their respective projected declines in total operating expenses, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, a registration statement on Form N-14, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement and Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, auditing fees associated with each Fund's financial statements, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

         (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6.8.    Covenants of the Funds.

         (a) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

         (b) The Target Fund agrees that following the consummation of the Reorganization, it will terminate in accordance with the laws of The Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of any Acquiring Fund Common Shares or Acquiring Fund APS other than to its respective shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and on and after the Closing Date it shall not conduct any business except in connection with its termination.

         (c) The Target Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Target Fund has ceased to be a registered investment company.

         (d) The Acquiring Fund will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act the 1940 Act, and the rules and regulations thereunder and the state securities laws.

         (e) The Acquiring Fund has no plan or intention to sell or otherwise dispose of the Target Fund Investments, except for dispositions made in the ordinary course of business.

         (f) Each of the Funds agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

         The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. Neither the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden, Arps, Slate, Meagher & Flom LLP, special counsel to the Funds, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to Skadden, Arps, Slate, Meagher & Flom LLP).

         In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Target Fund for each of such Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

         After the Closing Date, the Target Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Target Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Van Kampen or an affiliate thereof.

         (g) The Target Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder. (h) Following the consummation of the Reorganization, the Acquiring Fund will stay in existence and continue its business as a diversified, closed-end management investment company registered under the 1940 Act.

7.9.    Closing Date.

         (a) Delivery of the assets of the Target Fund to be transferred, together with any other Target Fund Investments, and the Acquiring Fund Common Shares and Acquiring Fund APS to be issued as provided in this Agreement, shall be made at such place and time as the Funds shall mutually agree on the next full business day following the Valuation Time, or at such other time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any Target Fund Investments, for any reason, are not transferable on the Closing Date, the Target Fund shall cause such Target Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

         (b) The Target Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Target Fund Investments delivered to the Acquiring Fund hereunder, certified by [certified independent registered accounting firm].

         (c) As soon as practicable after the close of business on the Closing Date, the Target Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Target Fund on the Closing Date and the number of shares of Target Fund Common Shares and Target Fund AMPS owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Target Fund or by its President.

8.10. Conditions of the Target Fund.

         The obligations of the Target Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Target Fund and by the affirmative vote of the holders of a majority of each of the outstanding Target Fund Common Shares and Target Fund AMPS, each voting separately as a class; and that the Acquiring Fund shall have delivered to the Target Fund a copy of the resolution approving this Agreement adopted by the Board of Trustees of the Acquiring Fund, and a certificate setting forth the vote of holders of Acquiring Fund Common Shares approving the issuance of additional Acquiring Fund Common Shares, each certified by its Secretary.

         (b) That the Target Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of such Fund's investments, all as of the Valuation Time, certified on the Target Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Target Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

         (c) That the Acquiring Fund shall have furnished to the Target Fund a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

         (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (e) The Target Fund shall have received the opinion(s) of Skadden Arps, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Target Fund substantially in the form and to the effect that:

                  (i) the Acquiring Fund is duly formed and validly existing under the laws of its state of organization;

                  (ii) the Acquiring Fund is registered as a closed-end, management investment company under the 1940 Act;

                  (iii) this Agreement and the reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of Acquiring Fund and this Agreement has been duly executed and delivered by the Acquiring Fund and (assuming the Agreement is a valid and binding obligation of the other parties thereto) is a valid and binding obligation of the Acquiring Fund;

                  (iv) neither the execution or delivery by the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the transactions contemplated thereby violate any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

                  (v) the Acquiring Fund Common Shares and Acquiring Fund APS have each been duly authorized and, upon issuance thereof in accordance with this Agreement, each will be validly issued and fully paid; and

                  (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund of the Agreement and the consummation of the transactions therein contemplated do not require, under the laws of its state of organization or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to the Agreement in the transactions contemplated by the Agreement because of their legal or regulatory status or because of any other facts specifically pertaining to them;

                  (vii) the absence of which does not deprive the Target Fund of any material benefit under the Agreement; or

                  (viii) which can be readily obtained without significant delay or expense to the Target Fund, without loss to the Target Fund of any material benefit under the Agreement and without any material adverse effect on the Target Fund during the period such consent, approval, authorization, registration, qualification or order was obtained. The foregoing opinion relates only to consents, approvals, authorizations, registrations, qualifications, orders or filings under (a) laws which are specifically referred to in this opinion, (b) laws of its state of organization or any state in which the Acquiring Fund is qualified to do business and the federal laws of the United States which, in counsel's experience, are normally applicable to transactions of the type provided for in the Agreement and (c) court orders and judgments disclosed to counsel by the Acquiring Fund in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Acquiring Fund of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Acquiring Fund in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

                  (ix) The Target Fund shall have obtained an opinion from Skadden, Arps, dated as of the Closing Date, addressed to the Target Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Internal Revenue Code.

                  (x) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

                  (xi)      That the N-14 Registration Statement shall have
                           become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund, be contemplated by the SEC.

9.       Acquiring Fund Conditions.

         The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Acquiring Fund and that the issuance of additional Acquiring Fund Common Shares shall have been approved by the affirmative vote of a majority of votes cast, where total votes cast represented over 50% of all securities entitled to vote; and the Target Fund shall have delivered to the Acquiring Fund a copy of the resolution approving this Agreement adopted by the Target Fund's Board of Trustees, and a certificate setting forth the vote of the holders of Target Fund Common Shares and Target Fund AMPS obtained, each certified by its Secretary.

         (b) That the Target Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Fund's President

                  (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Target Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Target Fund Investments since that date or changes in the market value of the Target Fund Investments.

         (c) That the Target Fund shall have furnished to the Acquiring Fund a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of the Target Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Target Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (e) That the Acquiring Fund shall have received the opinion of Skadden, Arps, counsel for the Target Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

                  (i) the Target Fund is duly formed and validly existing under the laws of its state of organization;

                  (ii) the Target Fund is registered as a closed-end, management investment company under the 1940 Act;

                  (iii) (iii) this Agreement and the reorganization provided for herein and the execution of this Agreement have been duly authorized by all requisite action of the Target Fund and this Agreement has been duly executed and delivered by the Target Fund and (assuming the Agreement is a valid and binding obligation of the other parties thereto) is a valid and binding obligation of the Target Fund;

                  (iv) (iv) neither the execution or delivery by the Target Fund of this Agreement nor the consummation by the Target Fund of the transactions contemplated thereby violate any provision of any statute, or any published regulation or any judgment or order disclosed to them by the Target Fund as being applicable to the Target Fund; and

                  (v) (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Target Fund of the Agreement and the consummation of the transactions therein contemplated do not require, under the laws of its state of organization or any state in which the Target Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder.) Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing;

                  (iv) which may be required as a result of the involvement of other parties to the Agreement in the transactions contemplated by the Agreement because of their legal or regulatory status or because of any other facts specifically pertaining to them;

                  (v) the absence of which does not deprive the Acquiring Fund of any material benefit under such agreements; or

                  (vi) which can be readily obtained without significant delay or expense to the Acquiring Fund, without loss to the Acquiring Fund of any material benefit under the Agreement and without any material adverse effect on them during the period such consent, approval, authorization, registration, qualification or order was obtained. The foregoing opinion relates only to consents, approvals, authorizations, registrations, qualifications, orders or filings under (a) laws which are specifically referred to in the opinion,
                           (b) laws of its state of organization or any state in which the Target Fund is qualified to do business and the federal laws of the United States which, in our experience, are normally applicable to transactions of the type provided for in the Agreement and (c) court orders and judgments disclosed to them by the Target Fund in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Target Fund of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Target Fund in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

                  (vii) That the Acquiring Fund shall have obtained an opinion from Skadden, Arps, counsel for the Target Fund, dated as of the Closing Date, addressed to the Acquiring Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in
                           Section 368(a) of the Internal Revenue Code.

                  (viii) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the SEC.

                  (ix) That all proceedings taken by the Target Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

                  (x) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date. In this regard, the last dividend period for the Target Fund AMPS may be shorter than the dividend period for such APS determined as set forth in the applicable Certificate of Vote.

10.      Termination, Postponement and Waivers.

         (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Funds) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of Trustees of the

                  Funds, (ii) by the Board of Trustees of the Target Fund if any condition of the Target Fund's obligations set forth in
                  Section 10 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Trustees of the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 11 of this Agreement have not been fulfilled or waived by such Board.

         (b) If the transactions contemplated by this Agreement have not been consummated by [ ], this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Trustees of the Funds.

         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

         (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective fund, on behalf of which such action is taken. In addition, the Boards of Trustees of the Funds have delegated to the Adviser the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

         (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Fund nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Common Shares or Acquiring Fund APS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Indemnification.

         (a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified

                  Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

         (b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.      Other Matters.

         (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Acquiring Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows: THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE VAN KAMPEN XXXXXXXX

                  (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED. and, further, that stop transfer instructions will be issued to the Acquiring Fund's transfer agent with respect to such shares. The Target Fund will provide the Acquiring Fund on the Closing Date with the name of any shareholder of the Target Fund who is to the knowledge of the Target Fund an affiliate of the Target Fund on such date.

         (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         (c) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Fund shall be addressed to the Target Fund c/o Van Kampen Investment Asset Management, 1221 Avenue of the Americas, New York, New York 10020, Attention: General Counsel, or at such other address as the Target Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to the Acquiring Fund c/o Van Kampen Investment Asset Management, , 1221 Avenue of the Americas 60181, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Target Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

         (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of Illinois applicable to agreements made and to be performed in said state.

         (e) It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in such Fund's Declaration of Trust. The execution and delivery of this Agreement has been authorized by the trustees of each Fund and signed by authorized officers of each Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Fund as provided in such Funds' Declaration of Trust.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

         IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

                                       VAN KAMPEN XXXXXXXXXXXXX
                                       XXXXXXXXXXXXXXXXXXXXXX



                                       -----------------------------------------
                                       [Name]
                                       [Title]
Attest: [Name]
[Title]

                                       VAN KAMPEN XXXXXXXXXXXXX
                                       XXXXXXXXXXXXXXXXXXXX



                                       -----------------------------------------
                                       [Name]
                                       [Title]
Attest: [Name]
[Title]

                                   APPENDIX B



                                                        __Federal Identification

                                                        No. 36-7017425


                        THE COMMONWEALTH OF MASSACHUSETTS

                 Office of the Massachusetts Secretary of State
                         Michael J. Connolly, Secretary
                    One Ashburton Place, Boston, Mass. 02108

                  CERTIFICATE OF VOTE OF TRUSTEES ESTABLISHING
                           A CLASS OF PREFERRED SHARES

                  I, Weston B. Wetherell, Assistant Secretary, of Van Kampen Merritt California Value Municipal Income Trust (the "Fund") located at One Parkview Plaza, Oakbrook Terrace, IL 60181, do hereby certify that at a meeting of the trustees of the Fund held on June 28, 1993, the following vote establishing and designating a class of preferred shares of beneficial interest and determining the relative rights and preferences thereof was duly adopted:

         First: Pursuant to authority expressly vested in the Board of Trustees of the Fund by Article VI of its Declaration of Trust (which, as amended or restated from time to time, is, together with this Certificate of Vote, herein called the "Declaration of Trust"), the Board of Trustees hereby authorizes the issuance of a series of 1,200 shares of its authorized preferred shares of beneficial interest, par value $.01 per share ("Preferred Shares"), liquidation preference of $50,000 per share, designated, Auction Preferred Shares (the "APS").

         Second: The preferences, voting powers, qualifications, and special or relative rights or privileges of the preferred shares of beneficial interest are as follows:

                                   DESIGNATION

         APS: The 1,200 preferred shares of beneficial interest, $.01 par value, liquidation preference $50,000 per shares, is hereby designated "Auction Preferred Shares" (hereinafter, "APS"). Each share of APS shall be issued on July 21, 1993; have an Applicable Rate for its Initial Dividend Period (which period shall continue to and including Wednesday, July 28, 1993) equal to 2.10% per annum; have an initial Dividend Payment Date of Thursday, July 29, 1993; and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Declaration of Trust applicable to preferred shares of beneficial interest of the Fund, as are set forth in Part I and Part II of this Certificate of Vote. The APS shall constitute a separate series of Preferred Shares of beneficial interest of the Fund, and each share of APS shall be identical except as provided in Section 3 of Part I of this Certificate of Vote.

         No holder of APS shall have, solely by reason of being such a holder of APS, any right to acquire, purchase or subscribe for any APS, common shares of beneficial interest, par value $.01 per share, of the Fund or other securities of the Fund which it may hereafter issue or sell (whether out of the number of shares authorized by the Declaration of Trust, or out of any shares acquired by the Fund after the issuance thereof, or otherwise).

                                    PART  I.

                  1. Number of Shares; Ranking. (a) No fractional APS shall be issued.

                           (b) Any APS which at any time have been redeemed or
purchased by the Fund shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.

                           (c) The APS shall rank on a parity with shares of any
other series of Preferred Shares (including any other series of APS) as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

                  2. Dividends. (a) The Holder of any of the APS shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor, cumulative cash dividends at the Applicable Rate per annum thereof, determined as set forth in paragraph (c) of this Section 2, and no more (except to the extent set forth in Section 12 of this Part I), payable on the respective dates (each a "Dividend Payment Date") determined as set forth in paragraph (b) of this Section 2. Dividends on the APS shall accumulate at the Applicable Rate per annum from the Date of Original Issue thereof.

                           (b) (i) Dividends shall be payable subject to
subparagraph (b)(ii) of this Section 2, on Thursday, July 29, 1993 and each Thursday thereafter, provided that if the Fund, subject to the conditions set forth in Section 4 of this Part I, designates any Subsequent Dividend Period as a Special Dividend Period, dividends will be payable: (1) with respect to a Special Dividend Period of less than 35 days, the day after the last day thereof and (2) with respect to a Special Dividend Period of 35 days or more, the first Business Day of each calendar month thereafter provided that, in any calendar month in which an Auction Date is scheduled to occur, dividends shall be payable on the first Business Day next succeeding such Auction Date.

After any Special Dividend Period, dividends on the APS shall be payable, subject to subparagraph (b)(ii) of this Section 2, on each fourth succeeding Thursday, subject to the options of the Fund to further designate from time to time any Subsequent Dividend Period as a Special Dividend Period.

                                    (ii) In the case of dividends that would
         otherwise be payable on a Monday, Tuesday, Wednesday, Thursday or Friday as determined by subparagraph (b)(i) of this Section 2, including clause (1), (2) or (3) of the proviso thereto, if (i) the Monday or Tuesday that would otherwise be the Dividend Payment Date is not a Business Day, then dividends shall be payable on the first Business Day that falls after such Monday or Tuesday, or (ii) the Wednesday,

         Thursday or Friday that would otherwise be the Dividend Payment Date is not a Business Day, then dividends shall be payable on the first Business Day that falls prior to such Wednesday, Thursday or Friday.

                                    (iii) The Fund shall pay to the Auction
         Agent not later than 12:00 noon, New York City time, on the Business Day next preceding each Dividend Payment Date of the APS, an aggregate amount of funds available on the next Business Day in The City of New York, New York, equal to the dividends to be paid to all Holders of shares on such Dividend Payment Date.

                                    (iv) All moneys paid to the Auction Agent
         for the payment of dividends (or for the payment of any late charges pursuant to subparagraph (c)(i) of this Section 2) shall be held in trust for the payment of such dividends (and any such late charge) by the Auction Agent for the benefit of the Holders specified in subparagraph (b)(v) of this Section 2. Any moneys paid to the Auction Agent in accordance with the foregoing but not applied by the Auction Agent to the payment of dividends (and any late charge) will, to the extent permitted by law, be repaid to the Fund at the end of 90 days from the date on which such moneys were so to have been applied.

                                    (v) Each dividend on the APS shall be paid
         on the Dividend Payment Date therefor to the Holders as their names appear on the share books of the Fund on the Business Day next preceding such Dividend Payment Date. Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the share books of the Fund on such date, not exceeding 15 days preceding the payment date thereof, as may be fixed by the Board of Trustees.

                           (c) (i) The dividend rate on the APS during the
period from and after the Date of Original Issue thereof to and including the last day of the Initial Dividend Period therefor shall be equal to the rate per annum set forth with respect to such APS under "Designation," above. For each Subsequent Dividend Period of any of the APS outstanding thereafter, the dividend rate shall be equal to the rate per annum that results from an Auction for such APS on the Auction Date next preceding such Subsequent Dividend Period; provided, however, that if an Auction for any Subsequent Dividend Period of the APS is not held for any reason or if a Failure to Deposit occurs with respect to the Initial Dividend Period or any Subsequent Dividend Period and such failure has not been cured as set forth below prior to any succeeding Subsequent Dividend Period thereof, then, subject to the next succeeding provision, the dividend rate on the APS for the Initial Dividend Period or any such Subsequent Dividend Period shall be the Maximum Rate (as defined herein) on the Auction Date for such Subsequent Dividend Period; provided, further, however, that if any Failure to Deposit shall have occurred with respect to the APS during any Rate Period thereof, and prior to 12:00 noon, New York City time, on the third Business Day next succeeding the date on which such Failure to Deposit occurred, such Failure to Deposit shall not have been cured in accordance with the next succeeding sentence or the Fund shall not have paid to the Auction Agent a late charge equal to the sum of (1) if such Failure to Deposit consisted of the failure timely to pay to the Auction

Agent the full amount of dividends with respect to any Dividend Period on the APS, an amount computed by multiplying (x) 200% of the Reference Rate (or Treasury Rate, if applicable) for the Rate Period during which such Failure to Deposit occurs on the Dividend Payment Date for such Dividend Period by (y) a fraction, the numerator of which shall be the number of days for which such Failure to Deposit has not been cured in accordance with the next succeeding sentence (including the day such Failure to Deposit occurs and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 365, and applying the rate obtained against the aggregate liquidation preference of the outstanding APS and (2) if such Failure to Deposit consisted of the failure timely to pay to the Auction Agent the Redemption Price of the APS, if any, for which Notice of Redemption has been given by the Fund pursuant to paragraph (b) of Section 3 of this Part I, an amount computed by multiplying (x) 200% of the Reference Rate (or Treasury Rate, if applicable) for the Rate Period during which such Failure to Deposit occurs on the redemption date by (y) a fraction, the numerator of which shall be the number of days for which such failure is not cured in accordance with the next succeeding sentence (including the day such Failure to Deposit occurs and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 365, and applying the rate obtained against the aggregate liquidation preference of the Outstanding APS to be redeemed, and such failure shall not have been cured as described herein, Auctions will be suspended until such failure is so cured and the dividend rate for the APS for each Subsequent Dividend Period thereof commencing after such failure to and including the Subsequent Dividend Period, if any, during which such Failure to Deposit is so cured shall be a rate per annum equal to the Maximum Rate on the Auction Date for such Subsequent Dividend Period (but with the prevailing rating for such shares, for purposes of determining such Maximum Rate, being deemed to be "Below "ba3"/BB-") (the rate per annum at which dividends are payable on the APS for any Rate Period being herein referred to as the "Applicable Rate"). A Failure to Deposit with respect to the APS shall have been cured (if such Failure to Deposit is not solely due to the willful failure of the Fund to make the required payment to the Auction Agent) with respect to any Rate Period if, not later than 12:00 noon, New York City time, on the fourth Business Day preceding the Auction Date for the Rate Period subsequent to such Rate Period the Fund shall have paid to the Auction Agent (A) all accumulated and unpaid dividends on the APS and (B) without duplication, the Redemption Price for the APS, if any, for which Notice of Redemption has been given by the Fund pursuant to paragraph (b) of Section 3 of this Part I.

                                    (ii) The amount of dividends per share
         payable on the APS on any date on which dividends shall be payable on shares shall be computed by multiplying the respective Applicable Rate in effect for such Dividend Period or Dividend Periods or part thereof for which dividends have not been paid by a fraction, the numerator of which shall be the number of days in such Dividend Period or Dividend Periods or part thereof and the denominator of which shall be 365 if such Dividend Period is a Rate Period, or is contained in a Rate Period, of less than one year and 360 for all other Dividend Periods, and applying the rate obtained against $50,000.

                           (d) Any dividend payment made on the APS shall first
be credited against the earliest accumulated but unpaid dividends due with respect to such APS.

                           (e) Except as set forth in the next sentence, no
dividends shall be declared or paid or set apart for payment on the shares of any class or series of shares ranking, as to the payment of dividends, on a parity with the APS for any period unless full cumulative dividends have been or contemporaneously are declared and paid on the APS through the most recent Dividend Payment Date. When dividends are not paid in full upon the APS through their most recent respective Dividend Payment Dates or upon the shares for any other class or series of shares ranking on a parity as to the payment of dividends with the APS through their most recent respective dividend payment dates, all dividends declared upon the APS and any other such class or series of shares ranking on a parity as to the payment of dividends with the APS shall be declared pro rata so that the amount of dividends declared per share on the APS and such other class or series of shares shall in all cases bear to each other the same ratio that accumulated dividends per share on the APS and such other class or series of shares bear to each other (for purposes of this sentence, the amount of dividends declared per share shall be based on the Applicable Rate for such shares for the Dividend Periods during which dividends were not paid in full). Holders of the APS shall not be entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends, as herein provided, on the APS. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on the APS which may be in arrears, and, except to the extent set forth in subsection (c)(i) of this
Section 2, no additional sum of money shall be payable in respect of any such arrearage.

                           (f) Dividends on the APS shall be designated as
exempt-interest dividends up to the amount of tax-exempt income of the Fund, to the extent permitted by, and for purposes of, Section 852 of the Internal Revenue Code of 1986, as amended from time to time.

                           (g) The Board of Trustees shall not declare any
dividend (except a dividend payable in Common Shares), or declare any other distribution, upon the Common Shares, or purchase Common Shares, unless in every such case the APS have, at the time of any such declaration or purchase, an asset coverage (as defined in and determined pursuant to the 1940 Act) of at least 200% (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are stock of a closed-end investment company as a condition of declaring dividends on its common stock) after deducting the amount of such dividend, distribution or purchase price, as the case may be.

                  3. Redemption. (a) (i) After the Initial Dividend Period with respect to the APS and upon giving a Notice of Redemption, as provided below, the Fund at its option may redeem the APS, in whole or in part, on the second Business Day next preceding any Dividend Payment Date applicable to those APS called for redemption, out of funds legally available therefor, at the Optional Redemption Price; provided that during a Special Dividend Period of 365 days or more no APS will be subject to optional redemption during any Non-Call Period; provided, that the APS may not be redeemed in part if after such partial redemption fewer than 250 shares remain outstanding.

                                    (ii) If fewer than all of the outstanding
         APS are to be redeemed pursuant to subparagraph (a)(i) of this Section 3, the number of APS to be redeemed shall be determined by the Board of Trustees, and such APS shall be redeemed pro rata from the Holders in proportion to the number of such APS held by such Holders.

                                    (iii) No APS shall be redeemed pursuant to
         subparagraphs (a)(i) or (a)(ii) of this Section 3 unless, on the date on which the Fund intends to give notice of such redemption pursuant to paragraph (b) of this Section 3, (a) the Fund has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable redemption date and having a value not less than the amount (including the applicable premium, if any) due to Holders of the APS by reason of the redemption of such shares on such redemption date and (b) a Discounted Value of Moody's Eligible Assets (if Moody's is then rating the APS) and S&P Eligible Assets (if S&P is then rating the APS) each at least equal the APS Basic Maintenance Amount immediately subsequent to such redemption, if such redemption were to occur on such date, and on the date of redemption.

                                    (iv) Subject to Section 3(g), the Fund shall
         redeem at the Mandatory Redemption Price certain of the APS if the Fund fails to maintain a Discounted Value of Moody's Eligible Assets or S&P Eligible Assets in an amount greater than or equal to the APS Basic Maintenance Amount or fails to maintain 1940 Act APS Asset Coverage in accordance with the requirements of the rating agency or agencies when rating the APS and such failure is not cured on or before the APS Basic Maintenance Cure Date or the 1940 Act Cure Date, as the case may be. The number of APS to be redeemed shall be equal to the lesser of (i) the minimum number of APS the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, together with all other Preferred Shares subject to redemption or retirement, would result in the satisfaction of the APS Basic Maintenance Amount or the 1940 Act APS Asset Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of APS and other Preferred Shares the redemption of which would have such result, all the APS and preferred then outstanding shall be redeemed), and (ii) the maximum number of APS, together with all other Preferred Shares subject to redemption or retirement, that can be redeemed out of funds expected to be legally available therefor. In determining the APS required to be redeemed in accordance with the foregoing, the Fund shall allocate the number required to be redeemed to satisfy the APS Basic Maintenance Amount or the 1940 Act APS Asset Coverage, as the case may be, pro rata among the APS and other Preferred Shares subject to redemption provisions similar to those contained in this subparagraph (a)(iv) of this Section 3. The Fund shall effect such redemption not earlier than 20 days and not later than 40 days after such Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of APS and other Preferred Shares which are subject to redemption provisions similar to those contained in this subparagraph
         (a)(iv) of this Section 3 or the Fund otherwise is unable to effect such redemption on or prior to 40 days after such Cure Date, the Fund shall redeem those APS and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the outstanding APS are to be redeemed pursuant to this
         Section 3(a)(iv), the number of APS to be redeemed shall be redeemed pro rata from the Holders of such APS in proportion to the number of shares held by such Holders.

                           (b) The Fund is required to give 30 days Notice of
Redemption. In the event the Fund obtains appropriate exemptive or no-action relief from the Securities and Exchange Commission, the number of days' notice required for a mandatory redemption may be reduced by the Board of Trustees of the Fund to as few as two Business Days if Moody's and S&P each has agreed in writing that the revised notice provision would not adversely affect its then-current ratings of the APS. The Auction Agent will use its reasonable efforts to provide telephonic notice to each holder of APS called for redemption not later than the close of business on the Business Day on which the Auction Agent determines the shares to be redeemed (as described above) (or, during the occurrence of a Failure to Deposit with respect to such shares, not later than the close of business on the Business Day immediately following the day on which the Auction Agent receives Notice of Redemption from the Fund). Such telephonic notice will be confirmed promptly in writing not later than the close of business on the third Business Day preceding the redemption date by notice sent by the Auction Agent to each holder of record of the APS called for redemption, the Broker-Dealers and the Securities Depository. Every Notice of Redemption and other redemption notice with respect to APS will state: (1) the redemption date,
(2) the number of APS to be redeemed, (3) the redemption price, (4) that dividends on the APS to be redeemed will cease to accumulate as of such redemption date and (5) the provision of the APS Provisions pursuant to which such shares are being redeemed. No defect in the Notice of Redemption or other redemption notice or in the transmittal or the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law. If fewer than all of the APS held by any Holder are to be redeemed, the Notice of Redemption mailed to such Holder shall also specify the number of APS to be redeemed from such Holder.

                           (c) Notwithstanding the provisions of paragraph (a)
of this Section 3, if any dividends on the APS are in arrears, none of the APS shall be redeemed unless all outstanding shares of the APS are simultaneously redeemed, and the Fund shall not purchase or otherwise acquire any such APS; provided, however, that the foregoing shall not prevent the purchase or acquisition of all outstanding APS pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to, and accepted by, Holders of all outstanding APS.

                           (d) Upon the deposit of funds sufficient to redeem
the APS with the Auction Agent and the giving of Notice of Redemption under Paragraph (b) of this Section 3, dividends on such shares shall cease to accumulate and such shares shall no longer be deemed to be outstanding for any purpose, and all rights of the Holders of the shares so called for redemption shall cease and terminate, except the right of such Holders to receive the Optional Redemption Price or Mandatory Redemption Price, as the case may be, but without any interest or other additional amount, except as provided in Section 2(c)(i) and in Section 12. Upon surrender in accordance with the Notice of Redemption of the certificates for any shares so redeemed (properly endorsed or assigned for transfer, if the Board of Trustees shall so require and the Notice of Redemption shall so state), the Optional Redemption Price or Mandatory Redemption Price, as the case may be, shall be paid by the Auction Agent to the Holders of the APS subject to redemption. In the case that fewer than all of the shares represented by any such certificate are redeemed, a new certificate shall be issued, representing the unredeemed shares, without cost to the Holder thereof. The Fund shall be entitled to receive from the Auction Agent, promptly after the date fixed for redemption, any cash deposited with the Auction Agent in excess of (i) the aggregate Optional Redemption Price of the APS called for redemption on such date and (ii) all other amounts to which Holders of the APS called for redemption may be entitled. Any funds so deposited that are unclaimed at the end of 90 days from such redemption date shall, to the extent permitted by law, be repaid to the Fund, after which time the Holders of the APS so called for redemption may look only to the Fund for payment of the Optional Redemption Price or Mandatory Redemption Price, as the case may be, and all other amounts to which they may be entitled. The Fund shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited.

                           (e) To the extent that any redemption for which
Notice of Redemption has been given is not made by reason of the absence of legally available funds therefor, such redemption shall be made as soon as practicable to the extent such funds become available. Failure to redeem the APS shall be deemed to exist at any time after the date specified for redemption in a Notice of Redemption when the Fund shall have failed, for any reason whatsoever, to deposit in trust with the Auction Agent the Redemption Price with respect to any shares for which such Notice of Redemption has been given. Notwithstanding the fact that the Fund may not have redeemed the APS for which a Notice of Redemption has been given, dividends may be declared and paid on the APS and shall include those APS for which a Notice of Redemption has been given.

                           (f) All moneys paid to the Auction Agent for payment
of the Optional Redemption Price or Mandatory Redemption Price, as the case may be, of the APS called for redemption shall be held in trust by the Auction Agent for the benefit of Holders of shares so to be redeemed.

                           (g) In effecting any redemption pursuant to this
Section 3, the Fund shall use its best efforts to comply with all applicable procedural conditions precedent to effecting such redemption under the 1940 Act and Massachusetts law, but shall effect no redemption except to the extent permitted by the 1940 Act and Massachusetts law.

                           (h) In the case of any redemption pursuant to this
Section 3, only whole APS shall be redeemed, and in the event that any provision of the Declaration of Trust would require redemption of a fractional share, the Auction Agent shall be authorized to round up so that only whole shares are redeemed.

                  4. Designation of Special Dividend Periods. (a) The Fund, at its option, may designate any succeeding Subsequent Dividend Period of the APS as a Special Rate Period; provided, however, that such designation shall be effective only if (A) notice thereof shall have been given in accordance with paragraph (b) and clause (i) of paragraph (c) of this Section 4, (B) any Failure to Deposit that shall have occurred with respect to the APS during any Dividend Period shall have been cured in accordance with the provisions of the third sentence of paragraph (c)(i) of Section 2 of this Part I, (C) Sufficient Clearing Bids (as defined in Section 1 of Part II hereof) for such APS shall have existed in an Auction held on the Auction Date immediately preceding the first day of such proposed Special Dividend Period, (D) if any Notice of

Redemption shall have been mailed by the Fund pursuant to paragraph (b) of
Section 3 of this Part I with respect to any of the APS, the Redemption Price with respect to such shares shall have been deposited with the Auction Agent and
(E) in the event the Fund wishes to designate any succeeding Subsequent Dividend Period for such APS as a Special Dividend Period consisting of more than 28 Rate Period Days, the Fund has provided notice and an APS Basic Maintenance Report that states that the Discounted Value of S&P Eligible Assets or Moody's Eligible Assets, as the case may be is greater than or equal to the APS Basic Maintenance Amount to S&P (if S&P is then rating the APS) and Moody's (if Moody's is then rating the APS).

                           (b) If the Fund proposes to designate any succeeding
Subsequent Dividend Period of the APS as a Special Dividend Period of more than 28 Rate Period Days pursuant to paragraph (a) of this Section 4, not less than 20 nor more than 30 days prior to the date the Fund proposes to designate as the first day of such Special Dividend Period (which shall be such day that would otherwise be the first day of a Minimum Dividend Period), notice shall be (i) published or caused to be published by the Fund in a newspaper of general circulation to the financial community in The City of New York, New York, which carries financial news, and (ii) communicated by the Fund by telephonic or other means to the Auction Agent and confirmed in writing promptly thereafter. Each such notice shall state (A) that the Fund may exercise its option to designate a succeeding Subsequent Dividend Period of such APS as a Special Dividend Period, specifying the first day thereof and (B) that the Fund will by 11:00 a.m., New York City time, on the second Business Day next preceding such date notify the Auction Agent of either (x) its determination, subject to certain conditions, to exercise such option, in which case the Fund shall specify the Special Dividend Period designated and the terms of the Specific Redemption Provisions, if any, or (y) its determination not to exercise such option.

                           (c) No later than 11:00 a.m., New York City time, on
the second Business Day next preceding the first day of any proposed Special Dividend Period the Fund shall delivery to the Auction Agent either:

                                    (i) a notice stating (A) that the Fund has
         determined to designate the next succeeding Dividend Period as a Special Dividend Period, specifying the same and the first day thereof,
         (B) the Auction Date immediately prior to the first day of such Special Dividend Period, (C) the terms of the Specific Redemption Provisions, if any, (D) that such Special Dividend Period shall not commence if (1) on such Auction Date Sufficient Clearing Bids shall not exist (in which case the succeeding Rate Period shall be a Minimum Dividend Period) or
         (2) a Failure to Deposit shall have occurred prior to the first day of such Special Dividend Period and (E) the scheduled Dividend Payment Dates for such APS during such Special Dividend Period; provided that, if such Special Dividend Period consists of more than 28 Rate Period Days, such notice will be accompanied by an APS Basic Maintenance Report showing that, as of the third Business Day next preceding such proposed Special Dividend Period, (1) a Discounted Value of Moody's Eligible Assets, assuming for the purposes of calculating Moody's Eligible Assets, in connection with an APS Basic Maintenance Report required to be prepared pursuant to this Section 4(c)(i), a Moody's Exposure Period of "eight weeks or less but greater than seven weeks"

         (if Moody's is then rating such APS) and (2) a Discounted Value of S&P Eligible Assets (if S&P is then rating such APS) each at least equal the APS Basic Maintenance Amount as of such Business Day (assuming for purposes of the foregoing calculation that the Maximum Rate is the Maximum Rate on such Business Day as if such Business Day were the Auction Date for the proposed Special Dividend Period); or

                                    (ii) a notice stating that the Fund has
         determined not to exercise its option to designate a Special Dividend Period for such APS and that the next succeeding Dividend Period of such APS shall be a Minimum Dividend Period.

If the Fund fails to deliver either such notice with respect to any designation of any proposed Special Dividend Period to the Auction Agent by 11:00 a.m., New York City time, on the second Business Day next preceding the first day of such proposed Special Dividend Period, the Fund shall be deemed to have delivered a notice to the Auction Agent with respect to such Special Dividend Period of the effect such forth in clause (ii) of the preceding sentence.

                  5. Voting Rights. (a) Except as otherwise provided in the Declaration of Trust or as otherwise required by law, (i) each holder of APS shall be entitled to one vote for each of the APS held on each matter submitted to a vote of shareholders of the Fund, and (ii) the holders of outstanding Preferred Shares, including APS, and of Common Shares shall vote together as a single class; provided that, at a meeting of the shareholders of the Fund held for the election of the trustees, the holders of outstanding Preferred Shares, including APS, represented in person or by proxy at said meeting, shall elect two trustees of the Fund, each Preferred Share, including each of the APS, entitling the holder thereof to one vote. Subject to paragraph (b) of this
Section 5, the holders of outstanding Common Shares shall elect the balance of the trustees.

                           (b) During any period in which any one or more of the
conditions described below shall exist (such period being referred to herein as a "Voting Period"), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of Preferred Shares, including APS, would constitute a majority of the Board of Trustees as so increased by such smallest number, and the holders of Preferred Shares, including APS, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and class of capital shares of the Fund), to elect such smallest number of additional trustees, together with the two trustees that such holders are in any event entitled to elect. A Voting Period shall commence:

                                    (i) if at the close of business on any
         Dividend Payment Date accumulated dividends (whether or not earned or declared) on Preferred Shares, including any outstanding APS, equal to at least two full years' dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Auction Agent for the payment of such accumulated dividends; or

                                    (ii) if at any time holders of any other
         Preferred Shares are entitled under the 1940 Act to elect a majority of the trustees of the Fund.

Such Voting Period shall terminate if (i) the Fund thereafter shall pay, or declare a dividend and deposit cash or securities with the Auction Agent, equal to accumulated dividends payable on outstanding Preferred Shares; or (ii) such voting right to the holders of any other Preferred Shares to elect a majority of the trustees of the Fund shall cease. Upon the termination of a Voting Period, the voting rights described in this paragraph (b) of Section 5 shall cease, subject always, however, to the revesting of such voting rights in the Holders upon the further occurrence of any of the events described in this paragraph (b) of Section 5.

                           (c) (i) As soon as practicable after the accrual of
any right of the holders of Preferred Shares to elect additional trustees as described in paragraph (b) of this Section 5, the Fund shall notify the Auction Agent and the Auction Agent shall call a special meeting of such holders, by mailing a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 20 days after the date of mailing of such notice. If the Fund fails to send such notice to the Auction Agent or if the Auction Agent does not call such a special meeting, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice if mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all other securities and classes of capital shares of the Fund), shall be entitled to elect the number of trustees prescribed in paragraph (b) of this Section 5 on a one-vote-per-share basis.

                                    (ii) For purposes of determining any rights
         of the Holders to vote on any matter, whether such right is created by this Certificate of Vote, by the other provisions of the Declaration of Trust, by statute or otherwise, no Holder shall be entitled to vote and no APS shall be deemed to be "outstanding" for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or shares deemed outstanding for quorum purposes, as the case may be, the Redemption Price for the redemption of such shares has been deposited in trust with the Auction Agent for that purpose and the requisite Notice of Redemption with respect to such shares shall have been given as provided in Section 3 of this Part I. None of the APS held by the Fund or any affiliate of the Fund shall have any voting rights or be deemed to be outstanding for voting or other purposes.

                                    (iii) The terms of office of all persons who
         are Trustees of the Fund at the time of a special meeting of Holders and holders of other Preferred Shares to elect trustees shall continue, notwithstanding the election at such meeting by the Holders and such other holders of the number of directors that they are entitled to elect, and the persons so elected by the Holders and such other holders, together with the two incumbent trustees elected by the Holders and such other holders of Preferred Shares and the remaining incumbent trustees elected by the holders of the Common Shares, shall constitute the duly elected trustees of the Fund.

                                    (iv) Simultaneously with the termination of
         a Voting Period, the terms of office of the additional trustees elected by the Holders and holders of other Preferred Shares pursuant to paragraph (b) of this Section 5 shall terminate, the remaining trustees shall constitute the trustees of the Fund and the voting rights of the Holders and such other holders to elect additional trustees pursuant to paragraph (b) of this Section 5 shall cease, subject to the provisions of the last sentence of paragraph (b) of this Section 5.

                           (d) (i) So long as any of the APS are Outstanding,
the Fund shall not, without the affirmative vote of the Holders of the Outstanding APS determined with reference to a "majority of outstanding voting securities" as that term is defined in Section 2(a)(42) of the 1940 Act (voting separately as one class): (a) authorize, create or issue any class or series of shares of beneficial interest ranking prior to or on a parity with the APS with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, or increase the authorized amount of APS (except that, notwithstanding the foregoing, but subject to the provisions of Section 13, the Board of Trustees, without the vote or consent of the Holders of APS, may from time to time authorize and create, and the Fund may from time to time issue, classes or series of Preferred Shares, including APS, ranking on a parity with the APS with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, subject to continuing compliance by the Fund with 1940 Act APS Asset Coverage and APS Basic Maintenance Amount requirements, provided that the Fund obtains written confirmation from Moody's (if Moody's is then rating APS) and S&P (if S&P is then rating APS) that the issuance of such class or series would not impair the rating then assigned by such rating agency to the APS), (b) amend, alter or repeal the provisions of the Declaration of Trust, including this Certificate of Vote, whether by merger, consolidation or otherwise, so as to affect any preferences, right or power of such APS or the Holders thereof; provided that (i) none of the actions permitted by the exception to (a) above will be deemed to affect such preferences, rights or powers and (ii) the authorization, creation and issuance of classes or series of shares ranking junior to the APS with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, will be deemed to affect such preferences, rights or powers only if Moody's or S&P is then rating the APS and such issuance would, at the time thereof, cause the Fund not to satisfy the 1940 Act APS Asset Coverage or the APS Basic Maintenance Amount, or (c) file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.

                                    (ii) The Board of Trustees, without the vote
         or consent of the Holders of APS, may from time to time amend, alter or repeal any or all of the definitions of the terms listed below, and any such amendment, alteration or repeal will not be deemed to affect the preferences, rights or powers of the APS or the Holders thereof, provided the Board of Trustee receives written confirmation from Moody's (such confirmation being required to be obtained only in the event Moody's is rating the APS and in no event being required to be obtained in the case of the definitions of Deposit Securities, Discounted Value and Receivables for California Municipal Securities Sold as such terms apply to S&P Eligible Assets, Dividend Coverage Amount, Dividend Coverage Assets, Minimum

         Liquidity Level, S&P Discount Factor, S&P Eligible Assets, S&P Exposure Period and Valuation Date as such term applies to the definitions of Dividend Coverage Amount, Dividend Coverage Assets and Minimum Liquidity Level) and S&P (such confirmation being required to be obtained only in the event S&P is rating the APS and in no event being required to be obtained in the case of the definitions of Discounted Value and Receivables for California Municipal Securities Sold as such terms apply to Moody's Eligible Assets, Moody's Discount Factor, Moody's Eligible Asset and Moody's Exposure Period) that any such amendment, alteration or repeal would not impair the ratings then assigned by Moody's or S&P, as the case may be, to the APS (provided that, with respect to the Maximum Rate, such amendment or alteration shall not, in any event, cause the Maximum Rate to fall below the Maximum Rate that would have resulted absent such amendment or alteration):

                APS Basic
                    Maintenance Amount
                APS Basic
                    Maintenance Cure Date
                APS Basic
                    Maintenance Report
                Deposit Securities
                Discounted Value
                Dividend Coverage Amount
                Dividend Coverage Assets
                Market Value
                Maximum Potential
                Additional Dividends
                Liability
                Maximum Rate
                Minimum Liquidity Level
                Moody's Discount Factor
                Moody's Eligible Asset
                Moody's Exposure Period
                1940 Act Cure Date
                1940 Act APS
                    Asset Coverage
                Quarterly Valuation Date
                Receivables for California
                    Municipal Securities Sold
                S&P Discount Factor
                S&P Eligible Asset
                S&P Exposure Period
                Valuation Date


                           (e) Unless otherwise required by law, the Holders of
the APS shall not have any relative rights or preferences or other special rights other than those specifically set forth herein. The Holders of the APS shall have no preemptive rights or rights to cumulative voting. In the event that the Fund fails to pay any dividends on the APS, the exclusive remedy of the Holders shall be the right to vote for trustees pursuant to the provisions of this Section 5.

                           (f) Unless a higher percentage is provided for in the
Declaration of Trust, the affirmative vote of the Holders of a majority of the outstanding APS, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or any action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. In the event a vote of Holders of APS is required pursuant to the provisions of Section 13(a) of the 1940 Act, the Fund shall, not later than ten Business Days prior to the date on which such vote is to be taken, notify Moody's (if Moody's is then rating the APS) and S&P (if S&P is then rating the APS) that such vote is to be taken and the nature of the action with respect to which such vote is to be taken. In addition, the Fund shall notify Moody's (if Moody's is then rating the APS) and S&P (if S&P is then rating the APS) of the results of any vote described in the proceeding sentence.

                  6. Liquidation Rights. (a) Upon the dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of the APS then outstanding shall be entitled to receive and to be paid out of the assets of the Fund available for distribution to its shareholders, before any payment or distribution shall be made on the Common Shares or on any other class of shares of the Fund ranking junior to the APS upon dissolution, liquidation or winding up, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for the APS shall be $50,000 per share, plus an amount equal to all dividends thereon (whether or not earned or declared) accumulated but unpaid to the date of final distribution in same-day funds, together with any payments required to be made pursuant to
Section 12 in connection with the liquidation of the Fund.

                           (b) Neither the sale of all or substantially all the
property or business of the Fund, nor the merger or consolidation of the Fund into or with any other corporation nor the merger or consolidation of any other corporation into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purposes of this Section 6.

                           (c) After the payment to the Holders of the APS of
the full preferential amounts provided for in this Section 6, the Holders of the APS as such shall have no right or claim to any of the remaining assets of the Fund.

                           (d) In the event the assets of the Fund available for
distribution to the Holders of the APS upon any dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, shall be insufficient to pay in full all amounts to which such Holders are entitled pursuant to paragraph (a) of this Section 6, no such distribution shall be made on account of any shares of any other class or series of Preferred Shares ranking on a parity with the APS with respect to the distribution of assets upon such dissolution, liquidation or winding up unless proportionate distributive amounts shall be paid on account of the APS, ratably, in proportion to the full distributable amounts for which holders of all such parity shares are respectively entitled upon such dissolution, liquidation or winding up.

                           (e) Subject to the rights of the holders of shares of
any series or class or classes of shares ranking on a parity with the APS with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, after payment shall have been made in full to the Holders of the APS as provided in paragraph (a) of this Section 6, but not prior thereto, any other series or class or classes of shares ranking junior to the APS with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund shall, subject to the respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of the APS shall not be entitled to share therein.

                  7. Auction Agent. For so long as any of the APS is outstanding, the Auction Agent, duly appointed by the Fund to so act, shall be in each case a commercial bank, trust company or other financial institution independent of the Fund and its affiliates (which, however, may engage or have engaged in business transactions with the Fund or its affiliates) and at no time shall the Fund or any of its affiliates act as the Auction Agent in connection with the Auction Procedures. If the Auction Agent resigns or for any reason its appointment is terminated during any period that any of the APS is outstanding, the Board of Trustees shall use its best efforts promptly thereafter to appoint another qualified commercial bank, trust company or financial institution to act as the Auction Agent.

                  8. 1940 Act APS Asset Coverage. The Fund shall maintain, as of the last Business Day of each month in which any of the APS is outstanding, the 1940 Act APS Asset Coverage.

                  9. APS Basic Maintenance Amount. (a) So long as APS are Outstanding, the Fund shall maintain, on each Valuation Date, and shall verify to its satisfaction that it is maintaining on such Valuation Date, (i) S&P Eligible Assets having an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount (if S&P is then rating the APS) and (ii) Moody's Eligible Assets having an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount (if Moody's is then rating the APS). In managing the Fund's portfolio, the Adviser will not alter the composition of the Fund's portfolio if, in the reasonable belief of the Adviser, the effect of any such alteration would be to cause the Fund to have Eligible Assets with an aggregate Discounted Value, as of the immediately preceding Valuation Date, less than the APS Basic Maintenance Amount as of such Valuation Date; provided, however, that in the event that, as of the immediately preceding Valuation Date, the aggregate Discounted Value of the Fund's Eligible Assets exceeded the APS Basic Maintenance Amount by five percent of less, the Adviser will not alter the composition of the Fund's portfolio in a manner reasonably expected to reduce the aggregate Discounted Value of the Fund's Eligible Assets unless the Fund shall have confirmed that, after giving effect to such alteration, the aggregate Discounted Value of the Fund's Eligible Assets would exceed the APS Basic Maintenance Amount.

                           (b) On or before 5:00 p.m., New York City time, on
the third Business Day after a Valuation Date on which the Fund fails to maintain a Discounted Value of Moody's Eligible Assets or S&P Eligible Assets in an amount greater than or equal to the APS Basic Maintenance Amount, and on the third Business Day after the APS Basic Maintenance Cure Date with respect to such Valuation Date, the Fund shall complete and deliver to S&P (if S&P is then rating the APS), Moody's (if Moody's is then rating the APS) and the Auction Agent (if either S&P or Moody's is then rating the APS) an APS Basic Maintenance Report as of the date of such failure or such APS Basic Maintenance Cure Date, as the case may be, which will be deemed to have been delivered to the Auction Agent if the Auction Agent receives a copy or telecopy, telex or other electronic transcription thereof and on the same day the Fund mails to the Auction Agent for delivery on the next Business Day the full APS Basic Maintenance Report. The Fund will also deliver an APS Basic Maintenance Report to Moody's and S&P on any Valuation Date that (i) the Discounted Value of Moody's Eligible Assets or S&P Eligible Assets, as the case may be, is greater than the APS Basic Maintenance Amount by 5% or less or (ii) on any date which the Fund redeems Common Shares. The Fund will also deliver an APS Basic Maintenance Report to S&P upon its request. A failure by the Fund to deliver an APS Basic Maintenance Report under subparagraph (b) of this Section 9 shall be deemed to be delivery of an APS Basic Maintenance Report indicating the Discounted Value for all assets of the Fund is less than the APS Basic Maintenance Amount, as of the relevant Valuation Date.

                           (c) Within ten Business Days after a Quarterly
Valuation Date, the Fund shall cause the Independent Accountant to confirm in writing to S&P (if S&P is then rating the APS), Moody's (if Moody's is then rating the APS) and the Auction Agent (if either S&P or Moody's is then rating the APS) (i) the mathematical accuracy of the calculations reflected in the APS Basic Maintenance Report prepared by the Fund on such date (and in any other APS Basic Maintenance Report, randomly selected by the Independent Accountant, that was delivered by the Fund during the quarter ending on such Quarterly Valuation
Date) and (ii) that, in such Report (and in such randomly selected Report), the Fund determined in accordance with this Certificate of Vote whether the Fund had, at such Quarterly Valuation Date (and at the Valuation Date addressed in such randomly-selected Report), S&P Eligible Assets (if S&P is then rating the
APS) of an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount and Moody's Eligible Assets (if Moody's is then rating the
APS) of an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount (such confirmation being herein called the "Accountant's Confirmation").

                           (d) Within ten Business Days after the date of
delivery of an APS Basic Maintenance Report in accordance with paragraph (b) of this Section 9 relating to any Valuation Date on which the Fund failed to maintain a Discounted Value of Moody's Eligible Assets or S&P Eligible Assets in an amount greater than or equal to the APS Basic Maintenance Amount, and relating to the APS Basic Maintenance Cure Date with respect to such failure to exceed or equal the APS Basic Maintenance Amount, the Fund shall cause the Independent Accountant to provide to S&P (if S&P is then rating the APS), Moody's (if Moody's is then rating the APS) and the Auction Agent (if either S&P or Moody's is then rating the APS) an Accountant's Confirmation as to such APS Basic Maintenance Report.

                           (e) If any Accountant's Confirmation delivered
pursuant to subparagraph (c) or (d) of this Section 9 shows that an error was made in the APS Basic Maintenance Report for a particular Valuation Date for which such Accountant's Confirmation was required to be delivered, or shows that a lower aggregate Discounted Value for the aggregate of all S&P Eligible Assets (if S&P is then rating the APS) or Moody's Eligible Assets (if Moody's is then rating the APS), as the case may be, of the Fund was determined by the Independent Accountant, the calculation or determination made by such Independent Accountant shall be final and conclusive and shall be binding on the Fund, and the Fund shall accordingly amend and deliver the APS Basic Maintenance Report to S&P (if S&P is then rating the APS), Moody's (if Moody's is then rating the APS) and the Auction Agent (if either S&P or Moody's is then rating the APS) promptly following receipt by the Fund of such Accountant's Confirmation.

                           (f) On or before 5:00 p.m., New York City time, on
the first Business Day after the Date of Original Issue of the APS, the Fund shall complete and deliver to S&P (if S&P is then rating the APS) and to Moody's (if Moody's is then rating the APS), an APS Basic Maintenance Report as of the close of business of such Date of Original Issue. Within five Business Days of such Date of Original Issue, the Fund shall cause the Independent Accountant to confirm in writing to S&P (if S&P is then rating the APS) and to Moody's (if Moody's is then rating the APS) (i) the mathematical accuracy of the calculations reflected in such Report and (ii) that the Discounted Value of S&P Eligible Assets or Moody's Eligible Assets, as the case may be, reflected thereon equals or exceeds the APS Basic Maintenance Amount reflected thereon.

                  10. Minimum Liquidity Level. So long as S&P is rating the APS, the Fund shall have, as of each Valuation Date, Dividend Coverage Assets, with respect to each then Outstanding APS, having a value not less than the Dividend Coverage Amount with respect to such share (the "Minimum Liquidity Level"). If, as of each Valuation Date, the Fund does not have the required Dividend Coverage Assets, the Fund shall, as soon as practicable, adjust its portfolio in order to meet the Minimum Liquidity Level, but only so long as S&P is rating the APS. So long as S&P is rating the APS, the Fund shall notify S&P on any Valuation Date which the Fund does not have the required Dividend Coverage Assets and does not adjust its portfolio as described in the immediately preceding sentence.

                  11. Restrictions on Certain Distributions. For as long as any of the APS is Outstanding, and except as set forth in Sections 2(e) and 6(d) of this Part I, (A) the Fund shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to the APS as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up) in respect of the Common Shares or any other shares of the Fund ranking junior to or on a parity with the APS as to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the APS as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with APS as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), unless (i) full cumulative dividends on the APS through its most recently ended Dividend Period shall have been paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent and (ii) the Fund has redeemed the full number of shares of APS required to be redeemed by any provision for mandatory redemption pertaining thereto, and (B) if either Moody's or S&P is rating the APS, the Fund shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to the APS as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up) in respect of Common Shares or any other shares of the Fund ranking junior to the APS as to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up, or call for redemption, redeem, purchase or otherwise acquire for consideration any shares of Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the APS as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), unless immediately after such transaction the Discounted Value of Moody's Eligible Assets and S&P Eligible Assets would each at least equal the APS Basic Maintenance Amount.

                  12. Additional Dividends. If the Fund retroactively allocates any net capital gains or other income taxable for federal income tax purposes to the APS by reason of the fact that such allocation is made as a result of (i) the realization of net capital gains or other income taxable for federal income tax purposes, (ii) the redemption of all or a portion of the outstanding APS or
(iii) the liquidation of the Fund (such allocation being referred to herein as a "Retroactive Taxable Allocation"), the Fund will simultaneously, if practicable, with such allocation but in no event later than 270 days after the end of the Fund's taxable year in which a Retroactive Taxable Allocation is made, provide notice thereof to the Auction Agent and to each Holder of such shares during such taxable year at such Holder's address as the same appears or last appeared on the share books of the Fund. Such Holders of such shares shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor, dividends in an amount equal to the aggregate Additional Dividends with respect to all Retroactive Taxable Allocations made to such shares during the taxable year in question, such dividends to be payable by the Fund to the Auction Agent, for distribution to such Holders, within 30 days after the notice described above is given to the Auction Agent.

                  13. Certain Other Restrictions. (a) For so long as any of the APS is outstanding and Moody's is then rating such shares, the Fund will not, unless it has received written confirmation from Moody's that any such action would not impair the ratings then assigned by Moody's to the APS, engage in any one or more of the following transactions:

                                    (i) transactions in options on securities,
         futures contracts or options on futures contracts except as necessary to effect Closing Transactions and except that in connection with Moody's Hedging Transactions: (A) the Fund may buy call or put option contracts on securities; (B) the Fund may write covered call options on securities; and (C) the Fund may write put options on securities. For purposes of valuation of Moody's Eligible Assets: (A) if the Fund writes a call option, the underlying asset will be valued as follows:
         (1) if the option is exchange-traded and may be offset readily or if the option expires within the Moody's Exposure Period, at the lower of the Discounted Value of the underlying security of the option and the exercise price of the option or (2) otherwise, it has no value; (B) if the Fund writes a put option, the underlying asset will be valued as follows: the lesser of (1) exercise price and (2) the Discounted Value of the underlying security; and (C) call or put option contracts which the Fund buys have no value. For so long as any APS are rated by
         Moody's: (A) the Fund will not engage in options and futures transactions for leveraging or speculative purposes; (B) the Fund will not write or sell any anticipatory contracts pursuant to which the Fund hedges the anticipated purchase of an asset prior to completion of such purchase; (C) the Fund will not enter into an option or futures transaction unless, after giving effect thereto, the Fund would continue to have Moody's Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount; (D) for purposes of the APS Basic Maintenance Amount, assets in margin accounts are not Moody's Eligible Assets; (E) the Fund shall enter into only exchange-traded futures and shall write only exchange-traded options on exchanges approved by Moody's; (F) where delivery may be made to the Fund with any of a class of securities, the Fund shall assume for purposes of the APS Basic Maintenance Amount that it takes delivery of that security which yields it the least value; (G) the Fund will not engage in forward contracts; and (H) there shall be a quarterly audit made of the Fund's futures and options transactions by the Fund's independent accountants to confirm that the Fund is in compliance with these standards;

                                    (ii) incur any indebtedness, without prior
         written approval of Moody's that such indebtedness would not adversely affect the then current rating by Moody's of the APS except that the Fund may, without obtaining the written confirmation described above, incur indebtedness for the purpose of clearing securities transactions if the Discounted Value of Moody's Eligible Assets would equal or exceed the APS Basic Maintenance Amount after giving effect to such indebtedness; provided, however, that any such indebtedness shall be repaid within 60 days and will not be extended or renewed;

                                    (iii) issue any class or series of shares
         ranking prior to or on a parity with the APS with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the Fund, or reissue any APS previously purchased or redeemed by the Fund; or

                                    (iv) engage in short sale transactions;

                           (b) For so long as any of the APS is Outstanding and
S&P is rating such shares, the Fund will not, unless the Fund has received written confirmation from S&P that any such action would not impair the rating then assigned by such rating agency to the APS, engage in any one or more of the following transactions:

                                    (i) transactions in any reverse repurchase
         agreements;

                                    (ii) lend portfolio securities;

                                    (iii) borrow money, except that the Fund
         may, without obtaining the written confirmation described above, borrow money for the purposes of clearing securities transactions if the Discounted Value of S&P Eligible Assets would equal or exceed the APS Basic Maintenance Amount after giving effect to such borrowing;

                                    (iv) issue any class or series of shares
         ranking prior to or on a parity with the APS with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the Fund, or reissue any APS previously purchased or redeemed by the Fund, or merge or consolidate with any corporation;

                                    (v) engage in repurchase agreement
         transactions in which the term of such repurchase obligation is longer than 90 days, in which the underlying security is a security other than United States treasury securities (not inclusive of zero-coupon securities), demand deposits, certificates of deposits or bankers acceptance and in which the counter-party or its affiliates have unsecured debt rated A-1+ by S&P with respect to such underlying security;

                                    (vi) engage in short sale transactions; or

                                    (vii) purchase or sell futures contracts or
         options thereon or write uncovered put or uncovered call options on portfolio securities except that (A) the Fund may engage in any S&P Hedging Transactions based on the Municipal Index, provided that the Fund shall not engage in any S&P Hedging Transaction based on the Municipal Index (other than Closing Transactions) which would cause the Fund at the time of such transaction to own or have sold the least of
         (1) more than 1,000 outstanding futures contracts based on the Municipal Index, (2) outstanding futures contracts based on the Municipal Index and on the Treasury Bonds exceeding in number 25% of the quotient of the fair market value of the Fund's total assets divided by 100,000 or (3) outstanding futures contract based on the Municipal Index exceeding in number 10% of the average number of daily traded futures contracts based on the Municipal Index in the month prior to the time of effecting such transaction as reported by The Wall Street Journal and (B) the Fund may engage in S&P Hedging Transactions based on Treasury Bonds, provided that the Fund shall not engage in any S&P Hedging Transaction based on Treasury Bonds (other than Closing Transactions) which would cause the Fund at the time of such transaction to own or have sold the lesser of (1) outstanding futures contracts based on Treasury Bonds and on the Municipal Index exceeding in number 25% of the quotient of the fair market value of the Fund's total assets divided by 100,000 or (2) outstanding futures contracts based on Treasury Bonds exceeding in number 10% of the average number of daily traded futures contracts based on Treasury Bonds in the month prior to the time of effecting such transaction as reported by The Wall Street Journal. For so long as the APS are rated by S&P, the Fund will engage in Closing Transactions to close out any outstanding futures contracts which the Fund owns or has sold or any outstanding option thereon owned by the Fund in the event (A) the Fund does not have S&P Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount on two consecutive Valuation Dates and (B) the Fund is required to pay Variation Margin on the second such Valuation Date. For so long as the APS are rated by S&P, the Fund will engage in a Closing Transaction to close out any outstanding futures contract or option thereon in the month prior to the delivery month under the terms of such futures contract or option thereon unless the Fund holds securities deliverable under such terms. For purposes of determining S&P Eligible Assets to determine compliance with the APS Basic Maintenance

         Amount, no amounts on deposit with the Fund's custodian or broker representing Initial Margin or Variation Margin shall constitute S&P Eligible Assets. For so long as the APS are rated by S&P, when the Fund writes a futures contract or option thereon, it will maintain an amount of cash, cash equivalents or short-term, money market securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of Initial Margin and Variation Margin held in the account of the Fund's broker equals the fair market value of the futures contract, except that in the event the Fund writes a futures contract or option thereon which requires delivery of an underlying security, the Fund shall hold such underlying security.

                  14. Notice. All notices or communications, unless otherwise specified in the By-Laws of the Fund or this Certificate of Vote, shall be sufficiently given if in writing and delivered in person or mailed by first-class mail, postage prepaid. Notice shall be deemed given on the earlier of the date received or the date seven days after which such notice is mailed.

                  15. Definitions. As used in Parts I and II hereof, the following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

         "'AA' Composite Commercial Paper Rate," on any date for any Rate Period, shall mean (i) (A) in the case of any Minimum Dividend Period or any Rate Period between 7 and 28 Rate Period Days, the interest equivalent of the 30-day rate; provided, however, in the case of any Minimum Dividend Period of 7 days or any Rate Period with 7 Rate Period Days and the "AA" Composite Commercial Paper Rate is being used to determine the Applicable Rate when all of the Outstanding APS are subject to Submitted Hold Orders, then the interest equivalent of the 7-day rate, and (B) in the case of any Rate Period with more than 28 Rate Period Days, the interest equivalent of the 180-day rate, on commercial paper placed on behalf of issuers whose corporate bonds are rated "AA" by S&P or the equivalent of such rating by S&P or another rating agency, as made available on a discount basis or otherwise by the Federal Reserve Bank of New York for the Business Day immediately preceding such date; or (ii) in the event that the Federal Reserve Bank of New York does not make available any such rate, then the arithmetic average of such rates, as quoted on a discount basis or otherwise, by the Commercial Paper Dealers to the Auction Agent for the close of business on the Business Day next preceding such date. If any Commercial Paper Dealer does not quote a rate required to determine the "AA" Composite Commercial Paper Rate, the "AA" Composite Commercial Paper Rate shall be determined on the basis of the quotation or quotations furnished by the remaining Commercial Paper Dealer or Commercial Paper Dealers and any Substitute Commercial Paper Dealer or Substitute Commercial Paper Dealers selected by the Fund to provide such rate or rates not being supplied by any Commercial Paper Dealer or Commercial Paper Dealers, as the case may be, or, if the Fund does not select any such Substitute Commercial Paper Dealer or Substitute Commercial Paper Dealers, by the remaining Commercial Paper Dealer or Commercial Paper Dealers. For purposes of this definition, the "interest equivalent" of a rate stated on a discount basis (a "discount rate") for commercial paper of a given days' maturity shall be equal to the quotient (rounded upwards to the next higher one-thousandth (.001) of 1%) of (A) the discount rate divided by (B) the difference between (x) 1.00 and (y) a fraction the numerator of which shall be the product of the discount rate times the number of days in which such commercial paper matures and the denominator of which shall be 360.

         "Accountant's Confirmation" shall have the meaning set forth in paragraph (c) of Section 9 of this Part I.

         "Additional Dividends" means payment to a Holder of APS of an amount which, when taken together with the aggregate amount of Retroactive Taxable Allocations made to such Holder with respect to the taxable year in question, would cause such Holder's dividends in dollars (after federal and California income tax consequences) from the aggregate of both the Retroactive Taxable Allocations and the Additional Dividends to be equal to the dollar amount of the dividends which would have been received by such Holder if the amount of the aggregate Retroactive Taxable Allocations would have been excludable from the gross income of such Holder. State taxes imposed on the Additional Dividends, however, may reduce the amount of after tax cash a holder would have had if there were no Retroactive Taxable Allocations. Such Additional Dividends shall be calculated (i) without consideration being given to the time value of money;
(ii) assuming that no Holder of APS is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Retroactive Taxable Allocation would be taxable in the hands of each Holder of APS at the maximum marginal combined regular federal and California individual income tax rate applicable to ordinary income or net capital gains, as applicable (taking into account the federal income tax deductibility of state and local income tax paid or incurred),or the maximum marginal regular federal corporate income tax rate, whichever is greater, in effect during the taxable year in question.

         "Anticipation Notes" means the following California municipal securities: tax anticipation notes, revenue anticipation notes and tax and revenue anticipation notes.

         "Applicable Rate" shall have the meaning specified in subparagraph
(c)(i) of Section 2 of this Part I.

         "APS Basic Maintenance Amount," as of any Valuation Date, shall mean the dollar amount equal to the sum of (i) (A) the product of the number of APS outstanding on such date multiplied by $50,000; (B) the aggregate amount of dividends that will have accumulated at the Applicable Rate (whether or not earned or declared) to (but not including) the first respective Dividend Payment Dates for each of the APS outstanding that follow such Valuation Date (or to the 47th day after such Valuation Date, if such 47th day is earlier than the first following Dividend Payment Date); (C) the amount equal to the Projected Dividend Amount (based on the number of APS Outstanding on such date); (D) the amount of anticipated expenses of the Fund for the 90 days subsequent to such Valuation Date; (E) the amount of the Fund's Maximum Potential Additional Dividend Liability as of such Valuation Date; (F) the amount of any premium payable pursuant to a Premium Call Period; and (G) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through (i)(F) (including, without limitation, any amounts described in Section 13 of Part I as required to be treated as liabilities in connection with the Fund's transactions in futures and options and including any payables for municipal securities purchased as of such Valuation Date) less (ii) either (A) the face value of any of the Fund's assets irrevocably deposited by the Fund for the payment of any of
(i)(A) through (i)(G) if such assets mature prior to or on the date of payment of the liability for which such assets are deposited and are either securities issued or guaranteed by the United States Government or have a rating assigned by Moody's of P-1, VMIG-1 or MIG-1 (or, with respect to S&P, SP-1+ or A-1+) or
(B) the Discounted Value of such assets. For purposes of the APS Basic Maintenance Amount in connection with S&P's ratings of the APS, with respect to any transactions by the Fund in futures contracts, the Fund shall include as liabilities (i) 30% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on the Municipal Index which are owned by the Fund plus (ii) 25% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on Treasury Bonds which contracts are owned by the Fund. For purposes of the APS Basic Maintenance Amount in connection with Moody's rating of the APS, with respect to any transactions by the Fund in securities options, the Fund shall include as liabilities (i) 10% of the exercise price of a call option written by the Fund and (ii) the exercise price of any written put option.

         "APS Basic Maintenance Cure Date," with respect to the failure by the Fund to satisfy the APS Basic Maintenance Amount (as required by paragraph (a) of Section 9 of this Part I) as of a given Valuation Date, shall mean the third Business Day following such Valuation Date.

         "APS Basic Maintenance Report" shall mean a report signed by the President, Treasurer or any Senior Vice President or Vice President of the Fund which sets forth, as of the related Valuation Date, the assets of the Fund, the Market Value and the Discounted Value thereof (seriatim and in aggregate), and the APS Basic Maintenance Amount.

         "Auction" shall mean each periodic implementation of the Auction Procedures.

         "Auction Agency Agreement" shall mean the agreement between the Fund and the Auction Agent which provides, among other things, that the Auction Agent will follow the Auction Procedures for purposes of determining the Applicable Rate for APS so long as the Applicable Rate is to be based on the results of an Auction.

         "Auction Agent" shall mean the entity appointed as such by a resolution of the Board of Trustees in accordance with Section 7 of this Part I.

         "Auction Date," with respect to any Rate Period, shall mean the Business Day next preceding the first day of such Rate Period; initially Wednesday, July 28, 1993, and thereafter each Wednesday, subject to change as set forth herein.

         "Auction Procedures" shall mean the procedures for conducting Auctions set forth in Part II hereof.

         "Board of Trustees" shall mean the Board of Trustees of the Fund or any duly authorized committee thereof.

         "Business Day" shall mean a day on which the New York Stock Exchange is open for trading and which is neither a Saturday, Sunday nor any other day on which banks in the City of New York, New York, are authorized by law to close.

         "Closing Transactions" means the termination of a futures contract or option position by taking an equal position opposite thereto in the same delivery month as such initial position being terminated.

         "Commercial Paper Dealers" shall mean Goldman, Sachs & Co., Smith Barney, Harris Upham & Co. Incorporated, Lehman Commercial Paper Incorporated and Merrill Lynch, Pierce, Fenner & Smith Incorporated or, in lieu of any thereof, their respective affiliates or successors, if such entity is a commercial paper dealer.

         "Common Shares" shall mean the common shares of beneficial interest, par value $.01 per share, of the Fund.

         "Cure Date" shall mean the APS Basic Maintenance Cure Date or the 1940 Act Cure Date, as the case may be.

         "Date of Original Issue," with respect to the APS, shall mean the date on which the Fund initially issued shares of such APS.

         "Deposit Securities" shall mean cash and California municipal securities rated at least A-1+ or SP-1+ by S&P, except that, for purposes of
Section 3(a)(iii) of this Part I, such California municipal securities shall be considered "Deposit Securities" only if they are also rated P-1, MIG-1 or VMIG-1 by Moody's.

         "Discounted Value" shall mean (i) with respect to an S&P Eligible Asset, the quotient of the Market Value thereof divided by the applicable S&P Discount Factor and (ii) with respect to a Moody's Eligible Asset, the quotient of the Market Value thereof divided by the applicable Moody's Discount Factor, provided that with respect to a Moody's Eligible Asset, Discounted Value shall not exceed the par value of such Asset at any time.

         "Dividend Coverage Amount," as of any Valuation Date, shall mean, with respect to each of the APS, (i) the aggregate amount of dividends that will accumulate on such APS to (but not including) the first Dividend Payment Date for such share that follows such Valuation Date plus any liabilities that will become payable prior to or on such payment date, less (ii) the combined value of Deposit Securities irrevocably deposited for the payment of dividends on such APS and Receivables for California Municipal Securities Sold which become due prior to the Dividend Payment Date and interest with respect to California municipal securities which is payable to the Fund prior to the Dividend Payment Date.

         "Dividend Coverage Assets," as of any Valuation Date, shall mean, with respect to each of the APS, Deposit Securities with maturity or tender dates not later than the day preceding the first Dividend Payment Date for such share that follows such Valuation Date and having a value not less than the Dividend Coverage Amount with respect to such share.

         "Dividend Payment Date," with respect to the APS, shall mean any date on which dividends on shares of such APS are payable pursuant to the provisions of paragraph (b) of Section 2 of this Part I.

         "Dividend Period," with respect to the APS, shall mean the period from and including the Date of Original Issue to but excluding the initial Dividend Payment Date and any period thereafter from and including one Dividend Payment Date to but excluding the next succeeding Dividend Payment Date.

         "Failure to Deposit," with respect to the APS, shall mean a failure by the Fund to pay to the Auction Agent, not later than 12:00 noon, New York City time, (A) on the Business Day next preceding any Dividend Payment Date for such APS, in funds available on such Dividend Payment Date in The City of New York, New York, the full amount of any dividend (whether or not earned or declared) to be paid on such Dividend Payment Date on any share of such APS or (B) on the Business Day next preceding any redemption date in funds available on such redemption date for such APS in The City of New York, New York, the Redemption Price to be paid on such redemption date for such APS after notice of redemption is given pursuant to paragraph (b) of Section 3 of this Part I.

         "Fund" shall mean Van Kampen Merritt California Value Municipal Income Trust, a Massachusetts business trust, which is the issuer of the APS.

         "Holder," with respect to the APS, shall mean the registered holder of shares of such APS as the same appears on the share books of the Fund.

         "Independent Accountant" shall mean a nationally recognized accountant, or firm of accountants, that is with respect to the Fund an independent public accountant or firm of independent public accountants under the Securities Act of 1933, as amended from time to time.

         "Initial Dividend Period," with respect to the APS, shall mean the period from and including the Date of Original Issue thereof to but excluding the initial Dividend Payment Date which occurs in a month which contains the first scheduled Auction Date for such APS.

         "Initial Margin" means the amount of cash or securities deposited with a custodian for the benefit of a futures commission merchant as a good-faith deposit at the time of the initiation of a purchase or sale position with respect to a futures contract or a sale position with respect to an option position thereon.

         "Interest Equivalent" means a yield on a 360-day basis of a discount basis security which is equal to the yield on an equivalent interest-bearing security.

         "Mandatory Redemption Price" means $50,000 per share of APS plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption (whether or not earned or declared).

         "Marginal Tax Rate" means the marginal combined regular federal and California income tax rate applicable to ordinary income (taking into account the federal income tax deductibility of state and local income tax paid or incurred) or the maximum marginal regular federal corporate income tax rate, whichever is greater.

         "Market Value" of any asset of the Fund shall mean the market value thereof determined by the Pricing Service designated from time to time by the Board of Trustees. Market Value of any asset shall include any interest accrued thereon. The Pricing Service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the Pricing Service using methods which include consideration of yields or prices or municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. In the event that the Pricing Service is unable to value a security, the security shall be valued at the lower of two dealer bids, at least one of which shall be in writing, obtained by the Fund from dealers who are members of the National Association of Securities Dealers, Inc. and make a market in the security.

         "Master Purchaser's Letter" has the meaning specified in Section 1 of
Part II hereof.

         "Maximum Potential Additional Dividends Liability," as of any Valuation Date, shall mean the aggregate amount of Additional Dividends that would be due if the Fund were to make Retroactive Taxable Allocations, with respect to any fiscal year, estimated based upon dividends paid and the amount of undistributed realized net capital gains and other taxable income earned by the Fund, as of the end of the calendar month immediately preceding such Valuation Date, and assuming such Additional Dividends are fully taxable.

         "Minimum Dividend Period" shall mean with respect to the APS any Rate Period consisting of 28 Rate Period Days.

         "Minimum Liquidity Level" shall have meaning set forth in Section 10 of this Part I.

         "Moody's" shall mean Moody's Investors Service, Inc., a Delaware corporation, and its successors.

         "Moody's Discount Factor" shall mean, for purposes of determining the Discounted Value of any Moody's Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest Exposure Period set forth opposite such rating that is the same length as or is longer than the Moody's Exposure Period, in accordance with the table set forth below:

                                 RATING CATEGORY

                                     ----------------------------------------------------------------------------------
MOODY'S EXPOSURE PERIOD              AAA(1)     AA(1)   A(1)     BAA(1)   OTHER(2)   (V) MIG-1 (1),(3),(4) SP-1+(3),(4)
-----------------------              ------     -----   ----     ------   --------   ----------------------------------

7      Weeks........................ 151%       159%    168%     202%      229%       136%                  148%
8      weeks or less but greater
       than seven weeks............. 154        164     173      205       235        137                   149
9      weeks or less but greater
       than eight weeks............. 158        169     179      209       242        138                   150

-----------------

(1)      Moody's rating.
(2) California municipal securities not rated by Moody's but rated BBB-, BBB or BBB+ by S&P.
(3) California municipal securities rated MIG-1 or VMIG-1 or, if not rated by Moody's, rated SP-1+ by S&P which do not mature or have a demand feature at par exercisable within the Moody's Exposure Period and which do not have a long-term rating.
(4) For the purposes of the definition of Moody's Eligible Assets, these securities will have an assumed rating of "A" by Moody's.

         Notwithstanding the foregoing, (i) no Moody's Discount Factor will be applied to short-term California municipal securities so long as such California municipal securities are rated at least MIG-1, VMIG-1 or P-1 by Moody's and mature or have a demand feature at par exercisable within the Moody's Exposure Period and the Moody's Discount Factor for such California municipal securities will be 125% as long as such California municipal securities are rated at least A-1-/AA or SP-1+/AA by S&P and mature or have a demand feature at par exercisable within the Moody's Exposure Period and (ii) no Moody's Discount Factor will be applied to cash or to Receivables for California Municipal Securities Sold.

         "Moody's Eligible Asset" shall mean cash, Receivables for California Municipal Securities Sold or a California municipal security that (i) pays interest in cash, (ii) is publicly rated Baa or higher by Moody's or, if not rated by Moody's but rated by S&P, is rated at least BBB by S&P (provided that, for purposes of determining the Moody's Discount Factor applicable to any such S&P-rated municipal security, such California municipal security (excluding any short-term California municipal security) shall be deemed to have a Moody's rating which is one full rating category lower than its S&P rating), (iii) does not have its Moody's rating suspended by Moody's; and (iv) is part of an issue of municipal securities of at least $10,000,000. California municipal securities issued by any one issuer and rated BBB by S&P may comprise no more than 4% of total Moody's Eligible Assets; such BBB-rated California municipal securities, if any, together with any California municipal securities issued by the same issuer and rated Baa by Moody's or A by S&P, may comprise no more than 6% of total Moody's Eligible Assets; such BBB, Baa and A-rated California municipal securities, if any, together with any California municipal securities issued by the same issuer and rated A by Moody's or AA by S&P, may comprise no more than 10% of total Moody's Eligible Assets; and such BBB, Baa, A and AA-rated California municipal securities, if any, together with any California municipal securities issued by the same issuer and rated Aa by Moody's or AAA by S&P, may comprise no more than 20% of total Moody's Eligible Assets. For purposes of the foregoing sentence, any California municipal security backed by the guaranty, letter of credit or insurance issued by a third party shall be deemed to be issued by such third party if the issuance of such third party credit is the sole determinant of the rating on such California municipal security. California municipal securities classified within one issue type concentration and rated BBB by S&P may comprise no more than 12% of total Moody's Eligible Assets; such BBB-rated California municipal securities, if any, together with any California municipal securities in the same issue type and rated Baa by Moody's or A by S&P may comprise no more than 20% of total Moody's Eligible Assets; such BBB, Baa and A-rated California municipal securities, if any, together with any California municipal securities in the same issue type and rated A by Moody's or AA by S&P, may comprise no more than 40% of total Moody's Eligible Assets; and such BBB, Baa, A and AA-rated California municipal securities, if any, together with any California municipal securities in the same issue type and rated Aa by Moody's or AAA by S&P, may comprise no more than 60% of total Moody's Eligible Assets. For purposes of the issue type concentration requirement described above, California municipal securities will be classified within one of the following categories: health care issues (teaching and non-teaching hospitals, public and private), housing issues (single-and multi-family), educational facilities issues (public and private schools), student loan issues, resource recovery issues, transportation issues (mass transit, airport and highway bonds), industrial development bond issues/pollution control bonds, utility issues (water, sewer and electricity), general obligation issues, lease obligations, escrowed bonds and other issues/certificates of participation ("Other Issues") (includes special obligations to crossover, excise and sales tax revenue, recreation revenue, special assessment and telephone revenue bonds only) not falling within one of the aforementioned categories. In no event shall (a) more than 10% of Moody's Eligible Assets consist of student loan issues, (b) more than 10% of Moody's Eligible Assets consist of resource recovery issues or (c) more than 10% of Moody's Eligible Assets consist of Other Issues. California municipal securities issued by issuers located within a single county and rated BBB by S&P may comprise no more than 12% of total Moody's Eligible Assets; such BBB-rated California municipal securities, if any, together with any California municipal securities issued by issuers located within the same county and rated Baa by Moody's or A by S&P may comprise no more than 20% of total Moody's Eligible Assets; such BBB, Baa and A-rated California municipal securities, if any, together with any California municipal securities issued by issuers located within the same county and rated A by Moody's or AA by S&P, may comprise no more than 40% of total Moody's Eligible Assets; and such BBB, Baa, A and AA-rated California municipal securities, if any, together with any California municipal securities issued by issuers located within the same county and rated Aa by Moody's or AAA by S&P, may comprise no more than 60% of total Moody's Eligible Assets. The single county limitations set forth in the immediately preceding sentence apply to general obligation bonds only. For purposes of applying the foregoing requirements, a California municipal security shall be deemed to be rated BBB by S&P if rated BBB or BBB+ by S&P. For purposes of minimum issue size, maximum underlying obligor, maximum issue type concentration and maximum county concentration, Moody's Eligible Assets shall be calculated without including cash and California municipal securities rated MIG-1 or VMIG-1 or, if not rated by Moody's, rated SP-1+ by S&P, which either mature or have a demand feature at par exercisable within the Moody's Exposure Period. In the event any of the Moody's Eligible Assets in the Fund's portfolio consist of municipal securities of issuers other than California municipal securities, then such municipal securities shall be subject to the following requirements regarding the maximum percentage of Moody's Eligible Assets that may be invested in municipal securities of issuers located in a particular state or United States territory: such municipal securities rated BBB or BBB+ by S&P may comprise no more than 12% of total Moody's Eligible Assets; such BBB or BBB+ rated municipal securities, if any, together with any such municipal securities rated Baa by Moody's or A by S&P, may comprise no more than 20% of total Moody's Eligible Assets; such BBB, BBB+, Baa and A-rated municipal securities, if any, together with any such municipal securities rated A by Moody's or AA by S&P, may comprise no more than 40% of total Moody's Eligible Assets; such BBB, BBB+, Baa, A and AA-rated municipal securities, if any, together with any such municipal securities rated Aa by Moody's or AAA by S&P, may comprise no more than 60% of total Moody's Eligible Assets; and such municipal securities rated Aaa by Moody's may comprise 100% of Moody's Eligible Assets; provided, however, that notwithstanding the foregoing no more than an aggregate of 10% of Moody's Eligible Assets may consist of municipal securities of issuers located in United States territories, other than Puerto Rico. Where the Fund sells an asset and agrees to repurchase such asset in the future, the Discounted Value of such asset will constitute a Moody's Eligible Asset and the amount the Fund is required to pay upon repurchase of such asset will count as a liability for the purposes of the APS Basic Maintenance Amount. Where the Fund purchases an asset and agrees to sell it to a third party in the future, cash receivable by the Fund thereby will constitute a Moody's Eligible Asset if the long-term debt of such other party is rated at least A2 by Moody's and such agreement has a term of 30 days or less; otherwise the Discounted Value of such asset will constitute a Moody's Eligible Asset. For the purposes of calculation of Moody's Eligible Assets, California municipal securities which have been called for redemption by the issuer thereof shall be valued at the lower of Market Value or the call price of such California municipal securities.

         Notwithstanding the foregoing, an asset will not be considered a Moody's Eligible Asset to the extent that it has been irrevocably deposited for the payment of (i)(A) through (i)(G) under the definition of APS Basic Maintenance Amount or it is subject to any material lien, mortgage, pledge, security interest or security agreement of any kind (collectively, "Liens"), except for (a) Liens which are being contested in good faith by appropriate proceedings and which Moody's has indicated to the Fund will not affect the status of such asset as a Moody's Eligible Asset, (b) Liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (c) Liens to secure payment for services rendered or cash advanced to the Fund by Van Kampen Merritt Investment Advisory Corp., the Administrator, State Street Bank and Trust Company or the Auction Agent and (d) Liens by virtue of any repurchase agreement.

         "Moody's Exposure Period" shall mean the period commencing on a given Valuation Date and ending 46 days thereafter.

         "Moody's Hedging Transactions" shall mean transactions in options on securities.

         "Moody's Volatility Factor" means 272% (or 302% where notice of a Special Dividend Period of greater than 28 days but less than 50 days has been given but not yet exercised), as long as there has been no increase enacted to the Marginal Tax Rate. If such an increase is enacted but not yet implemented, the Moody's Volatility Factor shall be as follows:

                                                                         Moody's              Moody's
      % Change in                                                      Volatility           Volatility
   Marginal Tax Rate                                                     Factor               Factor*
  -------------------                                                    ------               ------
Less than or equal to 5%....................................              292%                  323%
Greater than 5% but less than 10%...........................              313                   347
Greater than 10% but less than 15%..........................              338                   373
Greater than 15% but less than 20%..........................              364                   402
Greater than 20% but less than 25%..........................              396                   436
Greater than 25% but less than 30%..........................              432                   474
Greater than 30% but less than 35%..........................              472                   518
Greater than 35% but less than 40%..........................              520                   570

* Applicable where a notice of Special Dividend Period of greater than 28 days but less than 50 days has been given but not yet exercised.

         "Municipal Index" shall mean The Bond Buyer Municipal Bond Index.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended from time to time.

         "1940 Act APS Asset Coverage" shall mean asset coverage, as defined in
Section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Fund which are stock, including all outstanding APS (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are stock of a closed-end investment company as a condition of declaring dividends on its common stock).

         "1940 Act Cure Date," with respect to the failure by the Fund to maintain the 1940 Act APS Asset Coverage (as required by Section 8 of this Part
I) as of the last Business Day of each month, shall mean the last Business Day of the following month.

         "Non-Call Period" shall have the meaning set forth below under "Specific Redemption Provisions."

         "Notice of Redemption" shall mean any notice with respect to the redemption of the APS pursuant to Section 3 of this Part I.

         "Optional Redemption Price" shall mean (i) $50,000 per share of APS in the case of a Rate Period less than one year, including any Special Dividend Period of less than 365 days or (ii) with respect to a Special Dividend Period of 365 days or more the Optional Redemption Price set forth in the Specific Redemption Provisions in connection therewith; in each case plus an amount equal to accumulated but unpaid dividends thereon to the date of redemption (whether or not earned or declared).

         "Preferred Shares" shall mean the authorized preferred shares of beneficial interest, par value $.01 per share, of the Fund, and includes the APS.

         "Premium Call Period" shall have the meaning set forth below under "Specific Redemption Provisions."

         "Pricing Service" means Van Kampen Merritt Investment Advisory Corp. and any successor pricing service approved in writing by Moody's (if Moody's is then rating the APS) and S&P (if S&P is then rating the APS).

         "Projected Dividend Amount" means, with respect to the APS, on any Valuation Date, an amount equal to (i) the number of days, if any, from and after the last day of the then current Rate Period, until 48 calendar days from such Valuation Date, multiplied by (ii) a rate equal to the Maximum Rate for a Minimum Dividend Period multiplied by the larger of (A) the applicable Moody's Volatility Factor or (B) the applicable S&P Volatility Factor.

         "Quarterly Valuation Date" shall mean the last Business Day of each calendar quarter, commencing September 30, 1993.

         "Rate Period," with respect to APS, shall mean the Initial Dividend Period thereof and any Subsequent Dividend Period, including any Special Dividend Period.

         "Rate Period Days," for any Rate Period, if such Rate Period is less than one year, shall mean the number of days (without giving effect to subparagraph (b)(ii) of Section 2 of this Part I) in such Rate Period.

         "Receivables for California Municipal Securities Sold" shall mean (A) for purposes of calculation of Moody's Eligible Assets as of any Valuation Date, no more than the aggregate of the following: (i) the book value of receivables for California municipal securities sold as of or prior to such Valuation Date if such receivables are due within five business days of such Valuation Date, and if the trades which generated such receivables are (x) settled through clearing house firms with respect to which the Fund has received prior written authorization from Moody's or (y) with counterparties having a Moody's long-term debt rating of at least Baa3; and (ii) the Moody's Discounted Value of California municipal securities sold as of or prior to such Valuation Date which generated receivables, if such receivables are due within the Moody's Exposure Period but do not comply with either of the conditions specified in (i) above, and (B) for purposes of calculation of S&P Eligible Assets as of any Valuation Date, the book value of receivables for California municipal securities sold as of or prior to such Valuation Date if such receivables are due within five business of such Valuation Date.

         "Redemption Price" shall mean the Optional Redemption Price or the Mandatory Redemption Price, as applicable.

         "Reference Rate" is, with respect to any Rate Period of less than one year, the higher of (i) the "AA" Composite Commercial Paper Rate and (ii) the Taxable Equivalent of the Short-Term Municipal Bond Rate.

         "Retroactive Taxable Allocation" shall have the meaning set forth in
Section 12 hereof.

         "S&P" shall mean Standard & Poor's Corporation, a New York corporation, and its successors.

         "S&P Discount Factor" shall mean, for purposes of determining the Discounted Value of any S&P Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest Exposure Period set forth opposite such rating that is the same length as or is longer than the S&P Exposure Period, in accordance with the table set forth below:

                                                                 Rating Category
                                      -----------------------------------------------------------------------
Exposure Period                       AAA*              AA*               A*                BBB*
-------------------------------------------------------------------------------------------------------------
40      Business Days                 200%              205%              220%              260%
22      Business Days                 180               185               200               240
10      Business Days                 165               170               185               225
7       Business Days                 160               165               180               220
3       Business Days                 140               145               160               200

--------------------
*        S&P rating.

         Notwithstanding the foregoing, (i) the S&P Discount Factor for short-term California municipal securities will be 115%, so long as such California municipal securities are rated A-1+ or SP-1+ by S&P and mature or have a demand feature exercisable within 30 days or less, or 125% if such California municipal securities are not rated by S&P but are rated VMIG-1, P-1 or MIG-1 by Moody's; provided, however, that any such Moody's rated short-term California municipal securities which have demand features exercisable within 30 days or less must be backed by a letter of credit, liquidity facility or guarantee from a bank or other financial institution with a short-term rating of at least A-1+ from S&P; and further provided that such Moody's-rated short-term California municipal securities may comprise no more than 50% of short-term California municipal securities that qualify as S&P Eligible Assets and (ii) no S&P Discount Factor will be applied to cash or to Receivables for California Municipal Securities Sold. For purposes of the foregoing, Anticipation Notes rated SP-1+ or, if not rated by S&P, rated MIG-1 or VMIG-1 by Moody's, which do not mature or have a demand feature at par exercisable in 30 days and which do not have a long-term rating, shall be considered to be short-term California municipal securities.

         "S&P Eligible Asset" shall mean cash (excluding any cash irrevocably deposited by the Fund for the payment of any liabilities within the meaning of APS Basic Maintenance Amount), Receivables for California Municipal Securities Sold or a California municipal security owned by the Fund that (i) is interest bearing and pays interest at least semi-annually; (ii) is payable with respect to principal and interest in U.S. Dollars; (iii) is publicly rated BBB or higher by S&P or, if not rated by S&P but rated by Moody's, is rated by least A by Moody's (provided that such Moody's-rated California municipal securities will be included in S&P Eligible Assets only to the extent the Market Value of such California municipal securities does not exceed 50% of the aggregate Market Value of S&P Eligible Assets; and further provided that, for purposes of determining the S&P Discount Factor applicable to any such Moody's-rated California municipal security, such California municipal security will be deemed to have an S&P rating which is one full rating category lower than its Moody's rating); (iv) is not part of a private placement of municipal securities; and
(v) is part of an issue of California municipal securities with an original issue size of at least $20 million or, if an issue with an original issue size below $20 million (but in no event below $10 million), is issued by an issuer with a total of at least $50 million of securities outstanding. Solely for purposes of this definition, the term "municipal securities" means any obligation the interest on which is exempt from regular Federal income taxation and which is issued by any of the fifty United States, the District of Columbia or any of the territories of the United States, their subdivisions, counties, cities, towns, villages, school districts and agencies (including authorities and special districts created by the states), and federally sponsored agencies such as local housing authorities. Notwithstanding the foregoing limitations:

                  1. California municipal securities of any one issuer or guarantor (excluding bond issuers) shall be considered S&P Eligible Assets only to the extent the Market Value of such California municipal securities does not exceed 10% of the aggregate Market Value of S&P Eligible Assets provided that 2% is added to the applicable S&P Discount Factor for every 1% by which the Market Value of such California municipal securities exceeds 5% of the aggregate Market Value of S&P Eligible Assets;

                  2. California municipal securities guaranteed or insured by any one bond issuer shall be considered S&P Eligible Assets only to the extent the Market Value of such California municipal securities does not exceed 25% of the aggregate Market Value of S&P Eligible Assets; and

                  3. California municipal securities of any one issue type category will be considered S&P Eligible Assets only to the extent the fair market value of such California municipal securities does not exceed 20% of the aggregate fair market value of S&P Eligible Assets. For purposes of this requirement, California municipal securities will be classified into one of the following categories: health care issues, housing issues, educational issues, facilities issues, student loan issues, transportation issues, industrial development bond issues, public power utilities issues, water and sewer utilities issues, special utilities issues, general obligation issues, lease obligations, escrowed bonds and other issues not falling within one of the aforementioned categories. Furthermore, special utilities issues that are not rated by S&P will not be considered S&P Eligible Assets.

         In the event any of the S&P Eligible Assets in the Fund's portfolio consist of municipal securities other than California municipal securities, then such municipal securities shall be S&P Eligible Assets only to the extent the fair market value of such securities does not exceed 20% of the aggregate fair market value of the S&P Eligible Assets and to the extent the Fund shall have received written confirmation from S&P that such municipal securities held by the Fund would not adversely affect the then current rating on the APS.

         "S&P Exposure Period" shall mean the maximum period of time following a Valuation Date (currently, three Business Days) that the Fund has under this Certificate of Vote to cure any failure to maintain, as of such Valuation Date, the Discounted Value for its portfolio at least equal to the APS Basic Maintenance Amount (as described in paragraph (a) of Section 9 of this Part I).

         "S&P Hedging Transactions" means futures contracts based on the Municipal Index or Treasury Bonds, put and call options on such contracts purchased by the Fund and covered call options and secured put options on portfolio securities written by the Fund.

         "S&P Volatility Factor" shall mean, for the of APS, (i) during the Initial Dividend Period, 277%; and (ii) thereafter, depending on the applicable Reference Rate or Treasury Rate, the following percentages:

           Rate                                                                    Percentage
           ----                                                                    ----------
           Taxable Equivalent of the Short-Term
           Municipal Bond Rate...............................................         277%
           30-day "AA" Composite Commercial Paper Rate.......................         228%
           180-day "AA" Composite Commercial Paper Rate......................         217%
           1-year U.S. Treasury Bill Rate....................................         198%
           2-year U.S. Treasury Note Rate....................................         185%
           3-year U.S. Treasury Note Rate....................................         178%
           4-year U.S. Treasury Note Rate....................................         171%
           5-year U.S. Treasury Note Rate....................................         169%

         Notwithstanding the foregoing, the S&P Volatility Factor may mean such other potential dividend rate increase factor as S&P advises the Fund in writing is applicable.

         "Special Dividend Period," with respect to the APS, shall mean any Subsequent Dividend Period commencing on the date designated by the Fund in accordance with Section 4 of this Part I and ending on the last day of the last Dividend Period thereof, with such number of consecutive days or whole years as the Board of Trustees shall specify, including the terms of any Specific Redemption Provisions, if any.

         "Specific Redemption Provisions" means, with respect to any Special Dividend Period of 365 or more days, either, or any combination of, (i) a period (a "Non-Call Period") determined by the Board of Trustees, after consultation with the Broker-Dealers, during which the shares subject to such Special Dividend Period are not subject to redemption at the option of the Fund and (ii) a period (a "Premium Call Period"), consisting of a number of whole years and determined by the Board of Trustees, after consultation with the Broker-Dealers, during each year of which the shares subject to such Special Dividend Period shall be redeemable at the Fund's option at a price per share equal to $50,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $50,000 as determined by the Board of Trustees after consultation with the Broker-Dealers; provided that during any Special Dividend Period of 365 or more days if on the date of determination of the Applicable Rate, such Applicable Rate equaled or exceeded the Treasury Rate, the Fund may redeem APS without regard to any Non-Call Period or Premium Call Period at the Mandatory Redemption Price.

         "Subsequent Dividend Period," with respect to the APS, shall mean the period from and including the first day following the Initial Dividend Period thereof to but excluding the next Dividend Payment Date which follows a scheduled Auction and any period thereafter from and including one Dividend Payment Date which follows a scheduled Auction to but excluding the next succeeding Dividend Payment Date which follows a scheduled Auction; provided, however, that if any Subsequent Dividend Period is also a Special Dividend Period, such term shall mean the period commencing on the first day of such Special Dividend Period and ending on the last day of the last Dividend Period thereof.

         "Substitute Commercial Paper Dealer" shall mean The First Boston Company or Morgan Stanley & Co. Incorporated or their respective affiliates or successors, if such entity is a Commercial Paper Dealer; provided that none of such entities shall be a Commercial Paper Dealer.

         "Substitute U.S. Government Securities Dealer" shall mean The First Boston Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated or their respective affiliates or successors, if such entity is a U.S. Government securities dealer; provided that none of such entities shall be a U.S. Government Securities Dealer.

         "Taxable Equivalent of the Short-Term Municipal Bond Rate" on any date means 90% of the quotient of (a) the per annum rate expressed on an Interest Equivalent basis equal to the Kenney S&P 30-day High Grade Index or any successor index (the "Kenney Index"), made available for the Business Day immediately preceding such date but in any event not later than 8:30 a.m., New York City time, on such date by Kenney Information Systems Inc. or any successor thereto (provided that the use of such successor will not result in a reduction or withdrawal of the rating of the APS by Moody's, if Moody's is then rating the APS, or by S&P, if S&P is then rating the APS), based on 30-day yield evaluations at par of bonds, the interest on which is excludable for regular federal income tax purposes, of "high grade" component issuers selected by Kenney Information Systems Inc. or any such successor from time to time in its discretion, which component issuers shall include, without limitation, issuers of general obligations bonds but shall exclude any bonds the interest on which constitutes an item of tax preference under section 57(a)(5) of the Internal Revenue Code or successor provisions, for purposes of the AMT, divided by (b)
1.00 minus the Marginal Tax Rate (expressed as a decimal); provided, however, that if the Kenney Index is not made so available by 8:30 a.m., New York City time, on such date by Kenney Information Systems Inc. or any successor, the Taxable Equivalent of the Short-Term Municipal Bond Rate shall mean the quotient of (i) the per annum rate expressed on an Interest Equivalent basis equal to the most recent Kenney Index so made available for any preceding Business Day, divided by (ii) 1.00 minus the Marginal Tax Rate (expressed as a decimal). For purposes of the foregoing, for so long as the APS are rated by S&P, the Fund will obtain written confirmation from S&P that the appointment of a successor to Kenney Information Systems Inc. would not impair the rating assigned to the APS by S&P.

         "Treasury Bonds" shall mean United States Treasury Bonds backed by the full faith and credit of the United States government with remaining maturities of 10 years or more.

         "Treasury Rate," on any date for any Rate Period, shall mean (i) the yield on the most recently auctioned non-callable direct obligations of the U.S. Government (excluding "flower" bonds) with a remaining maturity within three months of the duration of such Rate Period, as quoted in The Wall Street Journal on such date for the Business Day next preceding such date; or (ii) in the event that any such rate is not published by The Wall Street Journal, then the arithmetic average of the yields (expressed as an interest equivalent in the case of a Rate Period which is one year or less and expressed as a bond equivalent in the case of any longer Rate Period) on the most recently auctioned non-callable direct obligations of the U.S. Government (excluding "flower" bonds) with a remaining maturity within three months of the duration of such Rate Period as quoted on a discount basis or otherwise by the U.S. Government Securities Dealers to the Auction Agent for the close of business on the Business Day immediately preceding such date. If any U.S. Government Securities Dealer does not quote a rate required to determine the Treasury Rate, the Treasury Rate shall be determined on the basis of the quotation or quotations furnished by the remaining U.S. Government Securities Dealer or U.S. Government Securities Dealers and any Substitute U.S. Government Securities Dealers selected by the Fund to provide such rate or rates not being supplied by any U.S. Government Securities Dealer or U.S. Government Securities Dealers, as the case may be, or, if the Fund does not select any such Substitute U.S. Government Securities Dealer or Substitute U.S. Government Securities Dealers, by the remaining U.S. Government Securities Dealer or U.S. Government Securities Dealers.

         "U.S. Government Securities Dealer" shall mean Goldman, Sachs & Co., Smith Barney, Harris Upham & Co. Incorporated and Morgan Guaranty Trust Company of New York or their respective affiliates or successors, if such entity is a U.S. Government securities dealer.

         "Valuation Date" shall mean, for purposes of determining whether the Fund is maintaining the APS Basic Maintenance Amount and the Minimum Liquidity Level, each Business Day.

         "Variation Margin" shall mean, in connection with outstanding purchase or sale positions in futures contracts and outstanding sales positions with respect to options thereon, the amount of cash and securities paid to and received from a futures commission merchant (subsequent to the Initial Margin payment) from time to time as the value of such position fluctuates.

         "Voting Period" shall have the meaning set forth in paragraph (b) of
Section 5 of this Part I.

                                   PART  II.

                  1. Certain Definitions. Capitalized terms not defined in
Section 1 of this Part II shall have the respective meaning specified in Part I hereof. As used in this Part II, the following terms shall have the following meanings, unless the context otherwise requires:

         "Affiliate" shall mean any Person known to the Auction Agent to be controlled by, in control of or under common control with the Fund; provided that no Broker-Dealer controlled by, in control of or under common control with the Fund shall be deemed to be an Affiliate nor shall any fund or any Person controlled by, in control of or under common control with such fund, one of the trustees or executive officers of which is also a trustee of the Fund be deemed to be an Affiliate solely because such trustee or executive officer is also a trustee of the Fund.

         "Agent Member" shall mean a member of or participant in the Securities Depository that will act on behalf of a Bidder and is identified as such in such Bidder's Master Purchaser's letter.

         "Applicable Percentage" on any Auction Date shall mean the percentage, determined as set forth below, based on the prevailing rating of such APS in effect at the close of business on the Business Day next preceding such Auction Date.

       Prevailing Rating                                                            Percentage
       -----------------                                                            ----------
       "aa3"/AA- or higher................................................             110%
       "a3"/A-............................................................             125%
       "baa3"/BBB-........................................................             150%
       "ba3"/BB-..........................................................             200%
       Below "ba3"/BB-....................................................             250%

provided, however, that in the event the Fund has notified the Auction Agent of its intent to allocate income taxable for federal income tax purposes to the APS prior to the Auction establishing the Applicable Rate for such shares the applicable percentage in the foregoing table shall be divided by the quantity 1 minus the maximum marginal combined regular federal and California individual income tax rate applicable to ordinary income (taking into account the federal income tax deductibility of state and local income tax paid or incurred) or the maximum marginal regular federal corporate income tax paid or rate, whichever is greater, provided further, however, that the Applicable Percentage shall be divided in the foregoing manner only to the extent of the portion of the dividend on the APS for such Rate Period that represents the allocation of taxable income to the APS.

         For purposes of this definition, the "prevailing rating" shall be (i) "aa3"/AA- or higher if the APS have a rating of "aa3" or better by Moody's and AA- or better by S&P or the equivalent of such ratings by such agencies or a substitute rating agency or substitute rating agencies selected as provided below, (ii) if not "aa3"/AA- or higher, then "a3"/A- if the APS have a rating of "a3" or better by Moody's and A- or better by S&P or the equivalent of such ratings by such agencies or a substitute rating agency or substitute rating agencies selected as provided below, (iii) if not "aa3"/AA- or higher or "a3"/A-, then "baa3"/BBB- if the APS have a rating of "baa3" or better by Moody's and BBB- or better by S&P or the equivalent of such ratings by such agencies or a substitute rating agency or substitute rating agencies selected as provided below, (iv) if not "aa3"/AA- or higher, "a3"/A- or "baa3"/BBB-, then "ba3"/BB- if the APS have a rating of "ba3" or better by Moody's and BB- or better by S&P or the equivalent of such ratings by such agencies or substitute rating agency or substitute rating agencies selected as provided below, and (v) if not "aa3"/AA- or higher, "a3"/A-, "baa3"/BBB- or "ba3"/BB-, then Below "ba3"/BB-, provided, however, that if the APS are rated by only one rating agency, the prevailing rating will be determined without reference to the rating of any other rating agency. The Fund shall take all reasonable action necessary to enable either S&P or Moody's to provide a rating for the APS. If neither S&P nor Moody's shall make such a rating available, Goldman, Sachs & Co. or Smith Barney, Harris Upham & Co. Incorporated or their successors as Broker-Dealers shall select a nationally recognized statistical rating organization (as that term is used in the rules and regulations of the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended from time to time) to act as a substitute rating agency in respect of the APS and the Fund shall take all reasonable action to enable such rating agency or agencies to provide a rating for such APS.

         "Available APS" shall have the meaning specified in paragraph (a) of
Section 4 of this Part II.

         "Bid" and "Bids" shall have the respective meanings specified in paragraph (a) of Section 2 of this Part II.

         "Bidder" and "Bidders" shall have the respective meanings specified in paragraph (a) of Section 2 of this Part II.

         "Broker-Dealer" shall mean any broker-dealer, commercial bank or other entity permitted by law to perform the functions required of a Broker-Dealer in this Part II, that is a member of, or a participant in, the Securities Depository or is an affiliate of such member of participant, has been selected by the Fund and has entered into a Broker-Dealer Agreement that remains effective.

         "Broker-Dealer Agreement" shall mean an agreement between the Auction Agent and a Broker-Dealer pursuant to which such Broker-Dealer agrees to follow the procedures specified in this Part II.

         "Existing Holder" shall mean a Person who has signed a Master Purchaser's Letter and is listed as a beneficial owner of such APS in the records of the Auction Agent.

         "Hold Order" and "Hold Orders" shall have the respective meanings specified in paragraph (a) of Section 2 of this Part II.

         "Master Purchaser's Letter" shall mean a letter, addressed to the Fund, the Auction Agent, a Broker-Dealer and an Agent Member in which a Person agrees, among other things, to offer to purchase, to purchase, to offer to sell and/or to sell APS as set forth in this Part II.

         "Maximum Rate," on any Auction Date, shall mean:

                                    (i) in the case of any Auction Date which is
         not the Auction Date immediately prior to the first day of any proposed Special Dividend Period of more than 28 days designated by the Fund pursuant to Section 4 of Part I of the Certificate of Vote, the product of (A) the Reference Rate on such Auction Date for the next Rate Period and (B) the Applicable Percentage on such Auction Date, unless the APS has or had a Special Dividend Period (other than a Special Dividend Period of 28 Rate Period Days or less) and an Auction at which Sufficient Clearing Bids existed has not yet occurred for a Minimum Dividend Period after such Special Dividend Period, in which case the higher of:

                                             (A) the dividend rate on the APS
                  for the then-ending Rate Period, and

                                             (B) the product of (1) the higher
                  of (x) the "AA" Composite Commercial Paper Rate on such Auction Date for the then-ending Rate Period, if such Rate Period is less than one year, or the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or greater, and (y) the "AA" Composite Commercial Paper Rate on such Auction Date for such Special Dividend Period, if such Special Dividend Period is less than one year, or the Treasury Rate on such Auction Date for such Special Dividend Period, if such Special Dividend Period is one year or greater and (2) the Applicable Percentage on such Auction Date; or

                                    (ii) in the case of any Auction Date which
         is the Auction Date immediately prior to the first day of any proposed Special Dividend Period of more than 28 Rate Period Days designated by the Fund pursuant to Section 4 of Part I of the Certificate of Vote, the product of (A) the highest of (1) the Reference Rate on such Auction Date for the then-ending Rate Period, if such Rate Period is less than one year, or the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or greater, (2) the Reference Rate on such Auction Date for the Special Dividend Period for which the Auction is being held if such Special Dividend Period is less than one year or the Treasury Rate on such Auction Date for the Special Dividend Period for which the Auction is being held if such Special Dividend Period is one year or greater, and (3) the Reference Rate on such Auction Date for Minimum Dividend Periods and (B) the Applicable Percentage on such Auction Date.

         "Order" and "Orders" shall have the respective meanings specified in paragraph (a) of Section 2 of this Part II.

         "Outstanding" shall mean, as of any Auction Date of APS, the number of shares theretofore issued by the Fund except, without duplication, (i) any APS theretofore cancelled or delivered to the Auction Agent for cancellation or redeemed by the Fund or as to which a notice of redemption shall have been given by the Fund, (ii) any APS as to which the Fund or any Affiliate thereof shall be an Existing Holder and (iii) any APS represented by any certificate in lieu of which a new certificate has been executed and delivered by the Fund.

         "Person" shall mean and include an individual, a partnership, a fund, a trust, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

         "Potential Holder," with respect to the APS, shall mean any Person, including any Existing Holder of the APS, (i) who shall have executed a Master Purchaser's Letter and (ii) who may be interested in acquiring any APS (or, in the case of an Existing Holder of the APS, additional APS).

         "Securities Depository" shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Fund which agrees to follow the procedures required to be followed by such securities depository in connection with the APS.

         "Sell Order" and "Sell Orders" shall have the respective meanings specified in paragraph (a) of Section 2 of this Part II.

         "Service" means the Internal Revenue Service of the United States.

         "Submission Deadline" shall mean 1:30 p.m., New York City time, on any Auction Date or such other time on any Auction Date by which Brokers-Dealers are required to submit Orders to the Auction Agent as specified by the Auction Agent from time to time.

         "Submitted Bid" and "Submitted Bids" shall have the respective meanings specified in paragraph (a) of Section 4 of this Part II.

         "Submitted Hold Order" and "Submitted Hold Orders" shall have the respective meanings specified in paragraph (a) of Section 4 of this Part II.

         "Submitted Order" and "Submitted Orders" shall have the respective meanings specified in paragraph (a) of Section 4 of this Part II.

         "Submitted Sell Order" and "Submitted Sell Orders" shall have the respective meanings specified in paragraph (a) of Section 4 of this Part II.

         "Sufficient Clearing Bids" shall have the meaning specified in paragraph (a) of Section 4 of this Part II.\

         "Winning Bid Rate" shall have the meaning specified in paragraph (a) of
Section 4 of this Part II.

                  2. Orders by Existing Holders and Potential Holders. (a) Prior to the Submission Deadline on each Auction Date:

                                    (i) each Existing Holder of the APS subject
         to an Auction on such Auction Date may submit to a Broker-Dealer by telephone or otherwise information as to:

                                             (A) the number of Outstanding
                  shares, if any, of APS held by such Existing Holder which such Existing Holder desires to continue to hold without regard to the Applicable Rate for the next succeeding Rate Period;

                                             (B) the number of Outstanding
                  shares, if any, of APS which such Existing Holder offers to sell if the Applicable Rate for the next succeeding Rate Period shall be less than the rate per annum specified by such Existing Holder; and/or

                                             (C) the number of Outstanding
                  shares, if any, of APS held by such Existing Holder which such Existing Holder offers to sell without regard to the Applicable Rate for the next succeeding Rate Period;

and

                                    (ii) one or more Broker-Dealers, using lists
         of Potential Holders, shall in good faith for the purpose of conducting a competitive Auction in a commercially reasonable manner, contact Potential Holders (by telephone or otherwise), including Persons that are not Existing Holders, on such lists to determine the number of shares, if any, of APS which each such Potential Holder offers to purchase if the Applicable Rate for the next succeeding Rate Period shall not be less than the rate per annum specified by such Potential Holder.

For the purposes hereof, the communication to a Broker-Dealer of information referred to in clause (i)(A), (i)(B), (i)(C) or (ii) of this paragraph (a) is hereinafter referred to as an "Order" and collectively as "Orders" and each Existing Holder and each Potential Holder placing an Order is hereinafter referred to as a "Bidder" and collectively as "Bidders"; an Order containing the information referred to in clause (i)(A) of this paragraph (a) is hereinafter referred to as a "Hold Order" and collectively as "Hold Orders"; an Order containing the information referred to in clause (i)(B) or (ii) of this paragraph (a) is hereinafter referred to as a "Bid" and collectively as "Bids"; and an Order containing the information referred to in clause (i)(C) of this paragraph (a) is hereinafter referred to as a "Sell Order" and collectively as "Sell Orders."

                           (b) (i) A bid by an Existing Holder of APS subject to
an Auction on any Auction Date shall constitute an irrevocable offer to sell:

                                             (A) the number of Outstanding APS
                  specified in such Bid if the Applicable Rate determined on such Auction Date shall be less than the rate specified therein:

                                             (B) such number or a lesser number
                  of Outstanding APS to be determined as set forth in clause
                  (iv) of
                  paragraph (a) of Section 5 of this Part II if the Applicable Rate for such APS determined on such Auction Date shall be equal to the rate specified therein; or

                                             (C) the number of Outstanding APS
                  specified in such Bid if the rate specified therein shall be higher than the Maximum Rate, or such number or a lesser number of Outstanding APS to be determined as set forth in clause (iii) of paragraph (b) of Section 5 of this Part II if the rate specified therein shall be higher than the Maximum Rate and Sufficient Clearing Bids do not exist.

                                    (ii) A Sell Order by an Existing Holder of
         APS subject to an Auction on any Auction Date shall constitute an irrevocable offer to sell:

                                             (A) the number of Outstanding APS
                  specified in such Sell Order; or

                                             (B) such number or a lesser number
                  of Outstanding APS as set forth in clause (iii) of paragraph
                  (b) of Section 5 of this Part II if Sufficient Clearing Bids do not exist.

                                    (iii) A Bid by a Potential Holder of APS
         subject to an Auction on any Auction Date shall constitute an irrevocable offer to purchase:

                                             (A) the number of Outstanding APS
                  specified in such Bid if the Applicable Rate determined on such Auction Date shall be higher than the rate specified therein; or

                                             (B) such number or a lesser number
                  of Outstanding APS as set forth in clause (v) of paragraph (a) of Section 5 of this Part II if the Applicable Rate determined on such Auction Date shall be equal to the rate specified therein.

                           (c) No Order for any number of APS other than whole
shares shall be valid.

                  3. Submission of Orders by Broker-Dealers to Auction Agent.
(a) Each Broker-Dealer shall submit in writing to the Auction Agent prior to the Submission Deadline on each Auction Date all Orders for APS subject to an Auction on such Auction Date obtained by such Broker-Dealer and shall specify with respect to each Order for such shares:

                                    (i) the name of the Bidder placing such
         Order;
                                    (ii) the aggregate number of APS that are
         the subject of such Order;

                                    (iii) to the extent that such Bidder is an
         Existing Holder of APS:

                                             (A) the number of shares, if any,
                  of APS subject to any Hold Order placed by such Existing
                  Holder;

                                             (B) the number of shares, if any,
                  of APS subject to any Bid placed by such Existing Holder and the rate specified in such Bid; and

                                             (C) the number of shares, if any,
                  of APS subject to any Sell Order placed by such Existing Holder; and

                                    (iv) to the extent such Bidder is a
         Potential Holder of shares of APS, the rate and number of APS specified in such Potential Holder's Bid.

                           (b) If any rate specified in any Bid contains more
than three figures to the right of the decimal point, the Auction Agent shall round such rate up to the next highest one thousandth (.001) of 1%.

                           (c) If an Order or Orders covering all of the
Outstanding APS held by any Existing Holder is not submitted to the Auction Agent prior to the Submission Deadline, the Auction Agent shall deem a Hold Order to have been submitted on behalf of such Existing Holder covering the number of Outstanding APS held by such Existing Holder and not subject to Orders submitted to the Auction Agent.

                           (d) If any Existing Holder submits through a
Broker-Dealer to the Auction Agent one or more Orders covering in the aggregate more than the number of Outstanding APS subject to an Auction held by such Existing Holder, such Orders shall be considered valid in the following order of priority:

                                    (i) all Hold Orders for APS shall be
         considered valid, but only up to and including in the aggregate the number of Outstanding APS held by such Existing Holder, and if the number of APS subject to such Hold Orders exceeds the number of Outstanding APS held by such Existing Holder, the number of shares subject to each such Hold Order shall be reduced pro rata to cover the number of Outstanding APS held by such Existing Holder;

                                    (ii) (A) any Bid for APS shall be considered
         valid up to and including the excess of the number of Outstanding APS held by such Existing Holder over the number of APS subject to any Hold Orders referred to in clause (i) above;

                                             (B) subject to subclause (A), if
                  more than one Bid for APS with the same rate is submitted on behalf of such Existing Holder and the number of Outstanding APS subject to such Bids is greater than such excess, such Bids shall be considered valid up to and including the amount of such excess, and the number of APS subject to each Bid with the same rate shall be reduced pro rata to cover the number of APS equal to such excess;

                                             (C) subject to subclauses (A) and
                  (B), if more than one Bid for the APS with different rates is submitted on behalf of such Existing Holder, such Bids shall be considered valid in the ascending order of their respective rates up to and including the amount of such excess; and

                                             (D) in any such event, the number,
                  if any, of such Outstanding APS subject to any portion of Bids considered not valid in whole or in part under the clause (ii) shall be treated as the subject of a Bid for APS by a Potential Holder at the rate therein specified; and

                                    (iii) all Sell Orders for the APS shall be
         considered valid up to and including the excess of the number of Outstanding APS held by such Existing Holder over the sum of the APS subject to valid Hold Orders referred to in clause (i) above and valid Bids by such Existing Holder referred to in clause (ii) above.

                           (e) If more than one Bid for APS is submitted on
behalf of any Potential Holder, each such Bid submitted shall be a separate Bid with the rate and number of shares therein specified.

                           (f) An Order submitted by a Broker-Dealer to the
Auction Agent prior to the Submission Deadline on any Auction Date shall be irrevocable.

                  4. Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate. (a) Not earlier than the Submission Deadline on each Auction Date, the Auction Agent shall assemble all valid Orders submitted or deemed submitted to it by the Broker-Dealers (each such Order as submitted or deemed submitted by a Broker-Dealer being hereinafter referred to individually as a "Submitted Hold Order," a "Submitted Bid" or a "Submitted Sell Order," as the case may be, or as a "Submitted Order" and collectively as "Submitted Hold Orders," "Submitted Bids" or "Submitted Sell Orders," as the case may be, or as "Submitted Orders" and shall for APS for which an Auction is being held determine:

                                    (i) the excess of the number of Outstanding
         APS over the number of Outstanding APS subject to Submitted Hold Orders (such excess being hereinafter referred to as the "Available APS");

                                    (ii) from the Submitted Orders whether:

                                             (A) the number of Outstanding APS
                  subject to Submitted Bids by Potential Holders specifying one or more rates equal to or lower than the Maximum Rate exceeds or is equal to the sum of

                                             (B) the number of Outstanding APS
                  subject to Submitted Bids by Existing Holders specifying one or more rates higher than the Maximum Rate; and

                                             (C) the number of Outstanding APS
                  subject to Submitted Sell Orders

(in the event such excess or such equality exists (other than because the number of APS in subclauses (B) and (C) above is zero because all of the Outstanding APS are subject to Submitted Hold Orders), such Submitted Bids in subclause (A) above being hereinafter referred to collectively as "Sufficient Clearing Bids"); and

                                    (iii) if Sufficient Clearing Bids exist, the
         lowest rate specified in such Submitted Bids (the "Winning Bid Rate") which if:

                                             (A) (I) each such Submitted Bid
                  from Existing Holders specifying such lowest rate and (II) all other such Submitted Bids from Existing Holders specifying lower rates were rejected, thus entitling such Existing Holders to continue to hold the APS that are subject to such Submitted Bids; and

                                             (B) (I) each such Submitted Bid
                  from Potential Holders specifying such lowest rate and (II) all other such Submitted Bids from Potential Holders specifying lower rates were accepted;

would result in such Existing Holders described in subclause (A) above continuing to hold an aggregate number of Outstanding APS which, when added to the number of Outstanding APS to be purchased by such Potential Holders described in subclause (B) above, would equal not less than the Available APS.

                           (b) Promptly after the Auction Agent has made the
determinations pursuant to paragraph (a) of this Section 4, the Auction Agent shall advise the Fund of the Maximum Rate for which an Auction is being held on the Auction Date and, based on such determination, the Applicable Rate for the next succeeding Rate Period thereof as follows:

                                    (i) if Sufficient Clearing Bids exist, that
         the Applicable Rate for the next succeeding Rate Period thereof shall be equal to the Winning Bid Rate so determined;

                                    (ii) if Sufficient Clearing Bids do not
         exist (other than because all of the Outstanding APS are subject to Submitted Hold Orders), that the Applicable Rate for the next succeeding Rate Period, which shall be a Minimum Dividend Period, thereof shall be equal to the Maximum Rate; or

                                    (iii) if all of the Outstanding APS are
         subject to Submitted Hold Orders, that the Applicable Rate for such APS for the next succeeding Rate Period thereof shall be equal to the product of (A) (I) the "AA" Composite Commercial Paper Rate on such Auction Date for such Rate Period, if such Rate Period is less than one year or (II) the Treasury Rate on such Auction Date for such Rate Period, if such Rate Period is one year or greater and (B) 1 minus the maximum combined marginal regular federal and California individual income tax rate applicable to ordinary income (taking into account the federal income tax deductibility of state and local income tax paid or incurred) or the maximum marginal regular federal corporate income tax rate, whichever is greater; provided, however, that if the Fund has notified the Auction Agent of its intent to allocate to the APS in such Rate Period any net capital gains or other income taxable for federal income tax purposes, the Applicable Rate in respect of that portion of the dividend on the APS for such Rate Period that represents the allocation of net capital gains or other income taxable for federal income tax purposes will be the rate described in the preceding clause (A)(I) or
         (II), as applicable, without being multiplied by the factor set forth in the preceding clause (B).

                  5. Acceptance and Rejection of Submitted Bids and Submitted Sell Orders and Allocation of Shares. Existing Holders shall continue to hold the APS that are subject to Submitted Hold Orders, and, based on the determinations made pursuant to paragraph (a) of Section 4 of this Part II, the Submitted Bids and Submitted Sell Orders shall be accepted or rejected and the Auction Agent shall take such other action as set forth below:

                           (a) If Sufficient Clearing Bids for APS have been
made, all Submitted Sell Orders shall be accepted and, subject to the provisions of paragraphs (d) and (e) of this Section 5, Submitted Bids shall be accepted or rejected as follows in the following order of priority and all other Submitted Bids shall be rejected:

                                    (i) Existing Holders' Submitted Bids for APS
         specifying any rate that is higher than the Winning Bid Rate shall be accepted, thus requiring each such Existing Holder to sell the APS subject to such Submitted Bids;

                                    (ii) Existing Holders' Submitted Bids for
         APS specifying any rate that is lower than the Winning Bid Rate shall be rejected, thus entitling each such Existing Holder to continue to hold the APS subject to such Submitted Bids;

                                    (iii) Potential Holders' Submitted Bids for
         APS specifying any rate that is lower than the Winning Bid Rate shall be accepted;

                                    (iv) each Existing Holder's Submitted Bid
         for APS specifying a rate that is equal to the Winning Bid Rate shall be rejected, thus entitling such Existing Holder to continue to hold the APS subject to such Submitted Bid, unless the number of Outstanding APS subject to all such Submitted Bids shall be greater than the number of APS ("remaining shares") in the excess of the Available APS over the number of the APS subject to Submitted Bids described in clauses (ii) and (iii) of this paragraph (a), in which event such

         Submitted Bid of such Existing Holder shall be rejected in part, and such Existing Holder shall be entitled to continue to hold APS subject to such Submitted Bid, but only in an amount equal to the number of APS obtained by multiplying the number of remaining shares by a fraction, the numerator of which shall be the number of Outstanding APS held by such Existing Holder subject to such Submitted Bid and the denominator of which shall be the aggregate number of Outstanding APS subject to such Submitted Bids made by all such Existing Holders that specified a rate equal to the Winning Bid Rate; and

                                    (v) each Potential Holder's Submitted Bid
         for APS specifying a rate that is equal to the Winning Bid Rate shall be accepted but only in an amount equal to the number of APS obtained by multiplying the number of shares in the excess of the Available APS over the number of the APS subject to Submitted Bids described in clauses (ii) through (iv) of this paragraph (a) by a fraction, the numerator of which shall be the number of Outstanding APS subject to such Submitted Bid and the denominator of which shall be the aggregate number of Outstanding APS subject to such Submitted Bids made by all such Potential Holders that specified a rate equal to the Winning Bid Rate; and

                           (b) If Sufficient Clearing Bids have not been made
(other than because all of the Outstanding APS are subject to Submitted Hold Orders), subject to the provisions of paragraph (d) of this Section 5, Submitted Orders shall be accepted or rejected as follows in the following order of priority and all other Submitted Bids shall be rejected:

                                    (i) Existing Holders' Submitted Bids for APS
         specifying any rate that is equal to or lower than the Maximum Rate shall be rejected, thus entitling such Existing Holders to continue to hold the APS subject to such Submitted Bids;

                                    (ii) Potential Holders' Submitted Bids for
         APS specifying any rate that is equal to or lower than the Maximum Rate shall be accepted; and

                                    (iii) Each Existing Holder's Submitted Bid
         for APS specifying any rate that is higher than the Maximum Rate and the Submitted Sell Orders for APS of each Existing Holder shall be accepted, thus entitling each Existing Holder that submitted any such Submitted Bid or Submitted Sell Order to sell the APS subject to such Submitted Bid or Submitted Sell Order, but in both cases only in an amount equal to the number of APS obtained by multiplying the number of APS subject to Submitted Bids described in clause (ii) of this paragraph (b) by a fraction, the numerator of which shall be the number of Outstanding APS held by such Existing Holder subject to such Submitted Bid or Submitted Sell Order and the denominator of which shall be the aggregate number of Outstanding APS subject to all such Submitted Bids and Submitted Sell Orders.

                           (c) If all of the Outstanding APS are subject to
Submitted Hold Orders, all Submitted Bids shall be rejected.

                           (d) If, as a result of the procedures described in
clause (iv) or (v) of paragraph (a) or clause (iii) of paragraph (b) of this
Section 5, any Existing Holder would be entitled or required to sell, or any Potential Holder would be entitled or required to purchase, a fraction of a share of APS on any Auction Date, the Auction Agent shall, in such manner as it shall determine in its sole discretion, round up or down the number of APS to be purchased or sold by any Existing Holder or Potential Holder on such Auction Date as a result of such procedures so that the number so purchased or sold by each Existing Holder or Potential Holder on such Auction Date shall be whole shares of APS.

                           (e) If, as a result of the procedures described in
clause (v) of paragraph (a) of this Section 5, any Potential Holder would be entitled or required to purchase less than a whole share of APS on any Auction Date, the Auction Agent shall, in such manner as it shall determine in its sole discretion, allocate shares of APS for purchase among Potential Holders so that only whole shares of APS are purchased on such Auction Date as a result of such procedures by any Potential Holder, even if such allocation results in one or more Potential Holders not purchasing the APS on such Auction Date.

                           (f) Based on the results of each Auction, the Auction
Agent shall determine the aggregate number of APS to be purchased and the aggregate number of APS to be sold by Potential Holders and Existing Holders on whose behalf each Broker-Dealer submitted Bids or Sell Orders and, with respect to each Broker-Dealer, to the extent that such aggregate number of shares to be purchased and such aggregate number of shares to be sold differ, determine to which other Broker-Dealer or Broker-Dealers acting for one or more purchasers of APS such Broker-Dealer shall deliver, or from which other Broker-Dealer or Broker-Dealers acting for one or more sellers of APS such Broker-Dealer shall receive, as the case may be, of APS.

                  6. Notification of Allocations. In normal circumstances, whenever the Fund intends to include any net capital gains or other income taxable for Federal income tax purposes in any dividend on the APS, the Fund may notify the Auction Agent of the amount to be so included 15 days prior to the Auction Date on which the Applicable Rate for such dividend is to be established. Whenever the Auction Agent receives such notice from the Fund, it will in turn notify each Broker-Dealer, who, on or prior to such Auction Date, in accordance with its Broker-Dealer Agreement, will notify its Existing Holders and Potential Holders believed by it to be interested in submitting an Order in the Auction to be held on such Auction Date.

                  7. Miscellaneous. (a) To the extent permitted by applicable law, the Board of Trustees may interpret or adjust the provisions of this Certificate of Vote to resolve any inconsistency or ambiguity or to remedy any formal defect, and may amend this Certificate of Vote with respect to the APS prior to the issuance of the APS.

                           (b) An Existing Holder may sell, transfer or
otherwise dispose of APS only in whole shares and only pursuant to a Bid or Sell Order in accordance with the procedures described in this Part II or to or through a Broker-Dealer or to a Person that has delivered a signed copy of a Master Purchaser's Letter to the Auction Agent; provided that, in the case of all transfers other than pursuant to Auctions, such Existing Holder, its Broker-Dealer or its Agent Member advises the Auction Agent of such transfer.

                           (c) All of the APS outstanding from time to time
shall be represented by one global certificate registered in the name of the Securities Depository or its nominee.

                           (d) Neither the Fund nor any affiliate thereof may
submit an Order in any Auction, except that any Broker-Dealer that is an affiliate of the Fund may submit Orders in an Auction, but only if such Orders are not for its own account.

         IN WITNESS WHEREOF, the undersigned has caused this Certificate of Vote to be executed as of July 15, 1993.

                                        -----------------------------
                                        Weston B. Wetherell
                                        Assistant Secretary



State of             )
                     )       ss
County of            )




         Then personally appeared before me Weston B. Wetherell, who acknowledged the foregoing instrument to be his free act and deed and the free act and deed in his capacity as Assistant Secretary of Van Kampen Merritt California Value Municipal Income Trust.

                                        Before me,


                                        ------------------------------
                                        Notary Public


My commission expires:
                                        ------------------------------

                                   APPENDIX C

           ANNUAL REPORT OF THE ACQUIRING FUND, DATED OCTOBER 31, 2004




                           [To be filed by amendment]

                                   APPENDIX D

             ANNUAL REPORT OF VAN KAMPEN CALIFORNIA MUNICIPAL TRUST,
                               DATED JUNE 30, 2004



                           [To be filed by amendment]

                                   APPENDIX E

           SEMIANNUAL REPORT OF VAN KAMPEN CALIFORNIA MUNICIPAL TRUST,
                             DATED DECEMBER 31, 2004



                           [To be filed by amendment]

                                   APPENDIX F
              ANNUAL REPORT OF CALIFORNIA QUALITY MUNICIPAL TRUST,
                             DATED OCTOBER 31, 2004



                           [To be filed by amendment]

                                   APPENDIX G

        ANNUAL REPORT OF VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
                       MUNICIPALS, DATED OCTOBER 31, 2004


                           [To be filed by amendment]

                                   APPENDIX H

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.  POLICY STATEMENT

     Introduction -- Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Proxy Voting Policy and Procedures") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     Proxy Research Services -- To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     Voting Proxies for Certain Non-US Companies -- While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

     To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III.  GUIDELINES

A.  MANAGEMENT PROPOSALS

     1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

          - Selection or ratification of auditors.

          - Approval of financial statements, director and auditor reports.

          - General updating/corrective amendments to the charter.

          - Proposals to limit Directors' liability and/or broaden indemnification of Directors.

          - Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

          - Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

          - Proposals to eliminate cumulative voting.

          - Proposals to eliminate preemptive rights.

          - Proposals for confidential voting and independent tabulation of voting results.

          - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. Election of Directors. In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

        Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

             (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;

             (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

             (iii) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

     CAPITALIZATION CHANGES

          - Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          - Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          - Proposals to effect stock splits.

          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

     COMPENSATION

          - Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          - Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          - Proposals for the establishment of employee stock option Plans and other employee ownership plans.

          - Proposals for the establishment of employee retirement and severance plans

     ANTI-TAKEOVER MATTERS

          - Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          - Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

          - Proposals to establish cumulative voting rights in the election of directors.

          - Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          - Proposals to create "blank check" preferred stock.

          - Proposals relating to changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

          - Proposals to indemnify auditors.

     5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

     CORPORATE TRANSACTIONS

          - Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

          - Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          - Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

             (i) The stock option plan should be incentive based;

             (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

             (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

     ANTI-TAKEOVER PROVISIONS

          - Proposals requiring shareholder ratification of poison pills.

          - Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.  SHAREHOLDER PROPOSALS

     1. The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

          - Proposals requiring auditors to attend the annual meeting of shareholders.

          - Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

          - Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.

          - Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

          - Proposals requiring confidential voting.

          - Proposals to reduce or eliminate supermajority voting requirements.

          - Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

          - Proposals to require the company to expense stock options.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          - Proposals that limit tenure of directors.

          - Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          - Proposals that limit retirement benefits or executive compensation.

          - Proposals requiring shareholder approval for bylaw or charter amendments.

          - Proposals requiring shareholder approval of executive compensation.

          - Proposals requiring shareholder approval of golden parachutes.

          - Proposals to eliminate certain anti-takeover related provisions.

          - Proposals to prohibit payment of greenmail.

     3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

          - Proposals to declassify the Board of Directors (if management supports a classified board).

          - Proposals requiring a U.S. company to have a separate Chairman and CEO.

          - Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

          - Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

          - Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

IV.  ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.  PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

        (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

        (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

        (c) The Committee will meet at least monthly to (among other matters):
            (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy

           Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

        (d)The Committee will meet on an ad hoc basis to (among other matters):
           (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

        (e)In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chairman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

        (f)The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

        (g)The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.  IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

     1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

     2. A material conflict of interest could exist in the following situations, among others:

        (a)The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

        (b)The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

        (c)Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

C.  PROXY VOTING REPORTS

        (a)MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

        (b)MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

                                   APPENDIX I

                         PRO FORMA FINANCIAL STATEMENTS


The following presents the pro forma financial statements for the combination of the Van Kampen Trust for Investment Grade California, Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust and the Van Kampen California Value Municipal Income Trust. The statements are presented as of October 31, 2004, the most recent interim period for which financial information is currently available.

The unaudited Pro Forma Portfolio of Investments and Pro Forma Statement of Assets and Liabilities reflect the financial position as if the transaction occurred on October 31, 2004. The Pro Forma Statement of Operations reflects the expenses for the twelve months ended October 31, 2004. The pro forma statements give effect to the proposed exchange of Van Kampen California Value Municipal Income Trust shares for the assets and liabilities of the Van Kampen Trust for Investment Grade California, Van Kampen California Municipal Trust, and Van Kampen California Quality Municipal Trust, with Van Kampen California Value Municipal Income Trust being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that Van Kampen California Value Municipal Income Trust will sell any securities of Van Kampen Trust for Investment Grade California, Van Kampen California Municipal Trust and Van Kampen California Quality Municipal Trust acquired in the reorganization other than in the ordinary course of business.

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)



    VIC               VKC           VQC          VCV        PROFORMA
PAR AMOUNT        PAR AMOUNT    PAR AMOUNT   PAR AMOUNT    PAR AMOUNT
   (000)             (000)         (000)        (000)         (000)     DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  152.0%
CALIFORNIA  146.1%
$  1,020                                                   $ 1,020      A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                                              $ 2,000        2,000      A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                                                1,610        1,610      A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                    $ 1,000     $ 1,390         1,000        3,390      Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
                                                                        Med Ctr (AMBAC Insd)
                                    500                        500      Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
                                                                        Med Ctr (AMBAC Insd)
                      1,000                     1,000        2,000      Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln
                                                                        Glen Manor Sr Citizens (CA MTG Insd)
   1,000              1,000       1,000         1,000        4,000      Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
                                                                        Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)
                                                1,000        1,000      Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
                                                                        Utd Dominion Ser B Rfdg (Variable Rate Coupon) (Asset Gty
                                                                        Insd)
                      1,205                                  1,205      Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)
                      1,400                                  1,400      Alhambra, CA City Elem Sch Dist Ser A (FSA Insd)
                                                1,485        1,485      Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)
   3,540                                                     3,540      Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj
                                                                        Ser C (FSA Insd)
                                  1,000                      1,000      Bakersfield, CA Ctf Part Convention Ctr Expansion Proj
                                                                        (MBIA Insd)
   1,000                          1,790                      2,790      Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
                                                                        (Radian Insd)
                                  2,510                      2,510      Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA
                                                                        Insd) (c)
   2,000              1,000                     2,000        5,000      Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area
                                                                        Ser D
                                  1,000                      1,000      Benicia, CA Uni Sch Dist Ser B (MBIA Insd)
                                                2,500        2,500      Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)
                                  1,610                      1,610      Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc Ser A Rfdg
                                                                        (c)
                                  1,725                      1,725      Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (c)
                                  1,055                      1,055      Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition (c)
   3,535                                                     3,535      Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (c)
                                                1,390        1,390      Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
                                                                        Insd) (c)
                                                1,510        1,510      Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
                                                                        Insd) (c)
                                                2,000        2,000      Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                                                        (AMBAC Insd)
                                                1,500        1,500      Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                                                        (AMBAC Insd)
                                  2,060                      2,060      Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)
                                  2,060                      2,060      Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (c)
                                  1,000                      1,000      California Edl Fac Auth Rev Pooled College & Univ Ser B
   1,000                                        1,000        2,000      California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
   1,000                                        1,000        2,000      California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
     505                505       1,005           505        2,520      California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
                                                                        (MBIA Insd)
                      1,000       2,500                      3,500      California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A
     175                                                       175      California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                                                                        (CA MTG Insd)
     275                                                       275      California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                                                                        (CA MTG Insd)
   2,500                                                     2,500      California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A
                                                                        (CA MTG Insd)
     975                                                       975      California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)
   1,000              1,000                     1,000        3,000      California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
                                                                        (MBIA Insd)
                      1,000                                  1,000      California Infrastructure & Econ Dev Bk Rev (MBIA Insd)
                                                2,000        2,000      California Infrastructure & Econ Dev Bk Rev Bay Area Toll
                                                                        Brdgs First Lien Ser A (FGIC Insd)
                                                1,000        1,000      California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec
                                                                        Ser A Rfdg (MBIA Insd)
   2,000                                        3,000        5,000      California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas
                                                                        & Elec Ser A Rfdg (AMT) (FGIC Insd)



                                                                   VIC           VKC          VQC            VCV        PROFORMA
DESCRIPTION                                COUPON   MATURITY   MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                  *      08/01/17      $ 583,634                                               $ 583,634
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                  *      08/01/21                                                $ 904,260       904,260
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                  *      08/01/22                                                  682,559       682,559
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)   5.875%   12/01/19                  $ 1,144,590   $ 1,590,980     1,144,590     3,880,160
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)   6.000    12/01/29                                    565,575                     565,575
Abag Fin Auth For Nonprofit Corp CA Insd
Rev Ctf Lincoln
Glen Manor Sr Citizens (CA MTG Insd)       6.100    02/15/25                    1,081,310                   1,081,310     2,162,620
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser A
Rfdg (AMT) (Asset Gty Insd)                6.400    08/15/30      1,092,660     1,092,660     1,092,660     1,092,660     4,370,640
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser B
Rfdg (Variable Rate Coupon) (Asset Gty
Insd)                                      6.250    08/15/30                                                1,094,810     1,094,810
Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
Insd)                                      4.750    06/01/20                    1,236,655                                 1,236,655
Alhambra, CA City Elem Sch Dist Ser A
(FSA Insd)                                 5.600    09/01/24                    1,565,942                                 1,565,942
Anaheim, CA City Sch Dist Election 2002
(FGIC Insd)                                5.375    08/01/20                                                1,655,493     1,655,493
Anaheim, CA Pub Fin Auth Lease Rev Cap
Apprec Pub Impt Proj Ser C (FSA Insd)        *      09/01/32        798,341                                                 798,341
Bakersfield, CA Ctf Part Convention Ctr
Expansion Proj (MBIA Insd)                 5.875    04/01/22                                  1,090,340                   1,090,340
Banning, CA Cmnty Redev Agy Tax Alloc
Merged Downtown (Radian Insd)              5.000    08/01/23      1,027,530                   1,839,279                   2,866,809
Bay Area Govt Assn CA Lease West
Sacramento Ser A (XLCA Insd) (c)           5.000    09/01/24                                  2,634,195                   2,634,195
Bay Area Toll Auth CA Toll Brdg Rev San
Francisco Bay Area Ser D                   5.000    04/01/17      2,174,760     1,087,380                   2,174,760     5,436,900
Benicia, CA Uni Sch Dist Ser B (MBIA
Insd)                                        *      08/01/18                                    518,530                     518,530
Beverly Hills, CA Pub Fin Auth Lease Rev
Ser A (MBIA Insd)                          5.250    06/01/12                                                2,828,075     2,828,075
Blythe, CA Redev Agy Redev Proj No 1 Tax
Alloc Ser A Rfdg (c)                       7.500    05/01/23                                  1,676,332                   1,676,332
Bonita, CA Uni Sch Dist Election 2004 Ser
A (MBIA Insd) (c)                          5.250    08/01/22                                  1,891,066                   1,891,066
Borrego, CA Wtr Dist Ctf Part Wtr Sys
Acquisition (c)                            7.000    04/01/27                                  1,110,472                   1,110,472
Brea, CA Redev Agy Tax Alloc Ser A Rfdg
(AMBAC Insd) (c)                           5.500    08/01/20      3,964,891                                               3,964,891
Brea & Olinda, CA Uni Sch Dist Ctf Part
Ser A Rfdg (FSA Insd) (c)                  5.500    08/01/19                                                1,574,953     1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf Part
Ser A Rfdg (FSA Insd) (c)                  5.500    08/01/20                                                1,704,684     1,704,684
Burbank, CA Pub Fin Auth Rev Golden State
Redev Proj Ser A (AMBAC Insd)              5.250    12/01/19                                                2,207,300     2,207,300
Burbank, CA Pub Fin Auth Rev Golden State
Redev Proj Ser A (AMBAC Insd)              5.250    12/01/23                                                1,622,040     1,622,040
Burbank, CA Wastewtr Treatment Rev Ser A
(AMBAC Insd)                               5.000    06/01/29                                  2,125,652                   2,125,652
Calexico, CA Uni Sch Dist Ser A (MBIA
Insd) (c)                                  5.000    08/01/27                                  2,142,936                   2,142,936
California Edl Fac Auth Rev Pooled
College & Univ Ser B                       6.625    06/01/20                                  1,109,270                   1,109,270
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                  5.250    04/01/24      1,012,180                                 1,012,180     2,024,360
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                  6.750    06/01/30      1,087,360                                 1,087,360     2,174,720
California Edl Fac Auth Rev Student Ln
CA Ln Pgm Ser A  (AMT) (MBIA Insd)         6.000    03/01/16        536,628       536,628     1,067,943       536,628     2,677,827
California Hlth Fac Fin Auth Rev Cedars
Sinai Med Ctr Ser A                        6.125    12/01/19                    1,100,980     2,752,450                   3,853,430
California Hlth Fac Fin Auth Rev Hlth Fac
Small Fac Ln Ser A (CA MTG Insd)           6.700    03/01/11        175,464                                                 175,464
California Hlth Fac Fin Auth Rev Hlth Fac
Small Fac Ln Ser A (CA MTG Insd)           6.750    03/01/20        275,954                                                 275,954
California Hlth Fac Fin Auth Rev Insd
Hlth Fac Vlycare Ser A (CA MTG Insd)       6.125    05/01/12      2,505,075                                               2,505,075
California Hsg Fin Agy Rev Home Mtg Ser M
(AMT) (MBIA Insd)                          5.550    08/01/17      1,025,817                                               1,025,817
California Hsg Fin Agy Rev Multi-Family
Hsg III Ser A (AMT) (MBIA Insd)            5.850    08/01/17      1,048,140     1,048,140                   1,048,140     3,144,420
California Infrastructure & Econ Dev Bk
Rev (MBIA Insd)                            5.500    06/01/15                    1,128,210                                 1,128,210
California Infrastructure & Econ Dev Bk
Rev Bay Area Toll Brdgs First Lien Ser
A (FGIC Insd)                              5.000    07/01/29                                                2,064,500     2,064,500
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)  5.900    06/01/14                                                1,187,840     1,187,840
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Pacific Gas & Elec Ser A Rfdg
(AMT) (FGIC Insd)                          3.500    12/01/23      2,046,780                                 3,070,170     5,116,950



            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)



   VIC           VKC           VQC           VCV      PROFORMA
PAR AMOUNT    PAR AMOUNT   PAR AMOUNT    PAR AMOUNT  PAR AMOUNT
  (000)         (000)         (000)         (000)       (000)      DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
   4,500        1,000        6,200                       11,700    California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison
                                                                   Co (AMT) (AMBAC Insd)
                                              215           215    California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                                                                   Secs Pgm Ser B (AMT) (GNMA Collateralized)
                                               50            50    California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                                                                   Secs Pgm Ser C (AMT) (GNMA Collateralized)
                                               70            70    California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
                                                                   Secs Ser A2 (AMT) (GNMA Collateralized)
                               320                          320    California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser
                                                                   B (AMT) (GNMA Collateralized)
                   60           60                          120    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
                                                                   (AMT) (GNMA Collateralized)
                             1,060                        1,060    California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser
                                                                   KK (FSA Insd) (c)
   2,110                                                  2,110    California Spl Dists Fin Prog Ser 00 (MBIA Insd) (c)
                                            2,400         2,400    California St (AMBAC Insd)
   1,000                     1,000                        2,000    California St (CIFG Insd)
                2,000                       1,000         3,000    California St (FGIC Insd)
                                            1,000         1,000    California St (MBIA Insd)
                             2,005                        2,005    California St Cpn Muni Rcpts
                             2,555                        2,555    California St Cpn Muni Rcpts
   2,000                     2,000                        4,000    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)
   1,000                                                  1,000    California St Dept Wtr Res Wtr Ser W
                             9,600                        9,600    California St Prin Muni Rcpts (XLCA Insd)
                                            1,585         1,585    California St Pub Wks Brd Dept Corrections Ser C
                                            1,000         1,000    California St Pub Wks Brd Dept Corrections Ser C
                                            3,000         3,000    California St Pub Wks Brd Energy Efficiency Rev Ser A (FSA Insd)
                             2,205                        2,205    California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg
                                                                   (XLCA Insd)
                             1,000                        1,000    California St Pub Wks Brd Lease Rev Dept Hlth Svcs Ser A (MBIA
                                                                   Insd)
                             2,340                        2,340    California St Rfdg (FGIC Insd)
                                            1,255         1,255    California St Rfdg (XLCA Insd)
                1,000                                     1,000    California St Univ Fresno Assn Inc Rev Sr Aux Organization Event
                                                                   Ctr
   1,000                                                  1,000    California St Univ Fresno Assn Sr Aux Organization Event Ctr
                                            1,000         1,000    California St Univ Fresno Assn Sr Aux Organization Event Ctr
   1,000        1,000                       3,000         5,000    California St Vet Bd Ser BH (AMT) (FSA Insd)
   2,000        1,000        2,000          2,000         7,000    California St Vet Bd Ser BH (AMT) (FSA Insd)
                               960                          960    California St Vet Ser BJ (AMT)
                             2,000                        2,000    California Statewide Cmntys Dev Auth Ctf Part (Acquired
                                                                   11/23/99, Cost $2,000,000) (a)
                             1,325                        1,325    California Statewide Cmntys Dev Auth Wtr & Wastewtr Rev Pooled
                                                                   Fin Pgm Ser B (FSA Insd)
                             1,280                        1,280    California Statewide Cmntys Dev Auth Wtr Rev Pooled Fin Pgm Ser
                                                                   C (FSA Insd)
                                            1,000         1,000    California Statewide Cmntys Dev Huntington Mem Hosp (Connie Lee
                                                                   Insd)
                             2,000                        2,000    Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj Ser A
                             1,595                        1,595    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c )
                             1,675                        1,675    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c )
                               235                          235    Carson, CA Impt Bond Act 1915 Assmt Dist No 92-1
                             2,000                        2,000    Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)
                             1,085                        1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
                             1,085                        1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
   1,085                                                  1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
   1,085                                                  1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
                                            1,085         1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
                                            1,085         1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                                                   Insd) (c)
                                            2,000         2,000    Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice Gen
                                                                   Proj Rev (MBIA Insd)






                                                                    VIC           VKC           VQC           VCV        PROFORMA
DESCRIPTION                               COUPON    MATURITY   MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
California Pollutn Ctl Fin Auth
Pollutn Ctl Rev Southn CA Edison
Co (AMT) (AMBAC Insd)                      6.000    07/01/27      4,512,420     1,002,760     6,217,112                  11,732,292
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Pgm
Ser B (AMT) (GNMA Collateralized)          6.150    06/01/20                                                  219,038       219,038
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Pgm
Ser C (AMT) (GNMA Collateralized)          7.500    08/01/27                                                   51,692        51,692
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Ser
A2 (AMT) (GNMA Collateralized)             7.950    12/01/24                                                   70,701        70,701
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Pgm Ser B (AMT)
(GNMA Collateralized)                      6.250    12/01/31                                    326,144                     326,144
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Ser C (AMT)
(GNMA Collateralized)                      7.800    02/01/28                       62,071        62,071                     124,142
California Spl Dist Assn Fin Corp Ctf
Part Spl Dist Fin Pgm Ser KK (FSA Insd)
(c)                                        5.800    11/01/29                                  1,185,451                   1,185,451
California Spl Dists Fin Prog Ser 00
(MBIA Insd) (c)                            5.250    12/01/26      2,243,584                                               2,243,584
California St (AMBAC Insd)                 6.400    09/01/08                                                2,758,632     2,758,632
California St (CIFG Insd)                  5.000    10/01/22      1,055,820                   1,055,820                   2,111,640
California St (FGIC Insd)                  5.000    10/01/23                    2,067,000                   1,033,500     3,100,500
California St (MBIA Insd)                  5.000    02/01/26                                                1,039,820     1,039,820
California St Cpn Muni Rcpts                 *      03/01/08                                  1,831,146                   1,831,146
California St Cpn Muni Rcpts                 *      09/01/09                                  2,190,223                   2,190,223
California St Dept Wtr Res Pwr Ser A
(AMBAC Insd)                               5.500    05/01/16      2,284,560                   2,284,560                   4,569,120
California St Dept Wtr Res Wtr Ser W       5.500    12/01/17      1,130,590                                               1,130,590
California St Prin Muni Rcpts (XLCA Insd)    *      09/01/09                                  8,280,576                   8,280,576
California St Pub Wks Brd Dept
Corrections Ser C                          5.000    06/01/09                                                1,729,219     1,729,219
California St Pub Wks Brd Dept
Corrections Ser C                          5.500    06/01/23                                                1,089,060     1,089,060
California St Pub Wks Brd Energy
Efficiency Rev Ser A (FSA Insd)            5.250    05/01/08                                                3,038,310     3,038,310
California St Pub Wks Brd Lease Rev Dept
Corrections Ser E Rfdg (XLCA Insd)         5.000    06/01/18                                  2,402,017                   2,402,017
California St Pub Wks Brd Lease Rev Dept
Hlth Svcs Ser A (MBIA Insd)                5.750    11/01/24                                  1,125,020                   1,125,020
California St Rfdg (FGIC Insd)             5.000    02/01/23                                  2,456,087                   2,456,087
California St Rfdg (XLCA Insd)             5.500    03/01/11                                                1,421,062     1,421,062
California St Univ Fresno Assn Inc Rev
Sr Aux Organization Event Ctr              6.000    07/01/22                    1,060,320                                 1,060,320
California St Univ Fresno Assn Sr Aux
Organization Event Ctr                     6.000    07/01/26      1,064,900                                               1,064,900
California St Univ Fresno Assn Sr Aux
Organization Event Ctr                     6.000    07/01/31                                                1,055,770     1,055,770
California St Vet Bd Ser BH (AMT)
(FSA Insd)                                 5.400    12/01/15      1,025,850     1,025,850                   3,077,550     5,129,250
California St Vet Bd Ser BH (AMT)
(FSA Insd)                                 5.400    12/01/16      2,051,700     1,025,850     2,051,700     2,051,700     7,180,950
California St Vet Ser BJ (AMT)             5.700    12/01/32                                    984,922                     984,922
California Statewide Cmntys Dev Auth Ctf
Part (Acquired 11/23/99, Cost $2,000,000)
(a)                                        7.250    11/01/29                                  2,092,480                   2,092,480
California Statewide Cmntys Dev Auth Wtr
& Wastewtr Rev Pooled Fin Pgm Ser B (FSA
Insd)                                      5.250    10/01/23                                  1,433,226                   1,433,226
California Statewide Cmntys Dev Auth Wtr
Rev Pooled Fin Pgm Ser C (FSA Insd)        5.250    10/01/28                                  1,356,134                   1,356,134
California Statewide Cmntys Dev
Huntington Mem Hosp (Connie Lee Insd)      5.750    07/01/16                                                1,079,820     1,079,820
Campbell, CA Redev Agy Tax Alloc Ctr
Campbell Redev Proj Ser A                  6.550    10/01/32                                  2,163,960                   2,163,960
Cardiff, CA Sch Dist Cap Apprec (FGIC
Insd) (c )                                   *      08/01/24                                    590,341                     590,341
Cardiff, CA Sch Dist Cap Apprec (FGIC
Insd) (c )                                   *      08/01/25                                    581,242                     581,242
Carson, CA Impt Bond Act 1915 Assmt Dist
No 92-1                                    7.375    09/02/22                                    239,263                     239,263
Carson, CA Redev Agy Tax Alloc Ser A Rfdg
(MBIA Insd)                                5.000    10/01/23                                  2,129,000                   2,129,000
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/27                                    328,147                     328,147
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/28                                    309,192                     309,192
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/30        274,711                                                 274,711
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/31        259,228                                                 259,228
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/32                                                  244,928       244,928
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                 *      08/01/33                                                  231,615       231,615
Central Vly Fin Auth CA Cogeneration Proj
Rev Carson Ice Gen Proj Rev (MBIA Insd)    5.000    07/01/17                                                2,163,580     2,163,580


            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA  MUNICIPAL TRUST (VKC)
             VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC          VKC         VQC          VCV      PROFORMA
PAR AMOUNT  PAR AMOUNT  PAR AMOUNT   PAR AMOUNT  PAR AMOUNT
  (000)        (000)       (000)        (000)       (000)   DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                           3,140                   3,140    Cerritos, CA Cmnty College Dist Election 2004 Ser A (MBIA Insd) (c)
   1,000                                1,500      2,500    Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)
                                        1,440      1,440    Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
                                                            (AMBAC Insd)
   1,700                                           1,700    Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)
   2,000                                           2,000    Chula Vista, CA Indl Dev Rev San Diego Gas Ser A
                           2,385                   2,385    Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg
                           1,000                   1,000    Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg
   2,900                                           2,900    Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)
   1,000                   1,000                   2,000    Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj
                           2,000                   2,000    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmntys Ctr Proj (XLCA Insd)
               1,600                               1,600    Commerce, CA Jt Pwr Fin Cmnty Ctr Proj (XLCA Insd)
                                        1,580      1,580    Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (c) (d)
                                        1,230      1,230    Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                                        1,110      1,110    Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                                        1,965      1,965    Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg (MBIA Insd)
   1,000                                           1,000    Corona, CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)
                                        1,250      1,250    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                                        1,595      1,595    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                                        1,735      1,735    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (c)
   1,360                                           1,360    Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC - Citibank)
                                                            (MBIA Insd)
                             615                     615    Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A
   1,245                                           1,245    Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser A (AMT) (FNMA
                                                            Collateralized)
                           1,000                   1,000    Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg
               1,000       1,000                   2,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)
                           2,445        2,000      4,445    East Bay, CA Muni Util Dist Wtr Sys Rev Sub
               1,280                               1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg (AMT)
                                                            (MBIA Insd) (c)
                                        1,000      1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                                        1,000      1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                           1,220                   1,220    Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin
               1,000                               1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg Proj B (MBIA Insd)
   1,000                   1,000        1,000      3,000    Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New Sch
                                                            (FSA Insd)
                           2,155        3,000      5,155    Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)
   1,000       1,000       1,000                   3,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)
                                        1,010      1,010    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A
                                                            (AMBAC Insd) (c)
                                        1,060      1,060    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A
                                                            (AMBAC Insd) (c)
   1,950                                           1,950    Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj (MBIA Insd)
               1,000                               1,000    Fontana, CA Redev Agy Tax Alloc Southeast Indl Pk Proj Rfdg (MBIA Insd)
  10,000                                          10,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                          15,000                  15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg




                                                                   VIC           VKC          VQC            VCV          PROFORMA
DESCRIPTION                                  COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Cerritos, CA Cmnty College Dist Election
2004 Ser A (MBIA Insd) (c)                    5.000  08/01/27                               3,256,368                     3,256,368
Chaffey, CA Uni High Sch Dist Ser C
(FSA Insd)                                    5.000  05/01/27    1,036,080                                 1,554,120      2,590,200
Chino Basin, CA Regl Fin Auth Rev Muni
Wtr Dist Swr Sys Proj (AMBAC Insd)            7.000  08/01/08                                              1,680,293      1,680,293
Chino Vly Uni Sch Dist CA Ctf Part Ser
A Rfdg (FSA Insd)                             5.375  09/01/20    1,895,653                                                1,895,653
Chula Vista, CA Indl Dev Rev San Diego
Gas Ser A                                     5.300  07/01/21    2,144,880                                                2,144,880
Chula Vista, CA Redev Agy Tax Alloc Sr
Bayfront Ser D Rfdg                           8.625  09/01/24                               2,682,338                     2,682,338
Coachella, CA Redev Agy Tax Alloc Proj
Area No 3 Rfdg                                5.875  12/01/28                               1,023,010                     1,023,010
Colton, CA Jt Uni Sch Dist Ser A
(FGIC Insd)                                   5.500  08/01/22    3,248,261                                                3,248,261
Colton, CA Redev Agy Tax Alloc Mt Vernon
Corridor Redev Proj                           6.300  09/01/36    1,064,650                  1,064,650                     2,129,300
Commerce, CA Jt Pwr Fin Auth Lease Rev
Cmntys Ctr Proj (XLCA Insd)                   5.000  10/01/34                               2,039,920                     2,039,920
Commerce, CA Jt Pwr Fin Cmnty Ctr Proj
(XLCA Insd)                                   5.000  10/01/29                 1,639,568                                   1,639,568
Commerce, CA Refuse Energy Auth Rev Rfdg
(MBIA Insd) (c) (d)                           5.000  07/01/06                                              1,622,897      1,622,897
Compton, CA Uni Sch Dist Election of
2002 Ser B (MBIA Insd)                        5.500  06/01/25                                              1,364,833      1,364,833
Compton, CA Uni Sch Dist Election of
2002 Ser B (MBIA Insd)                        5.000  06/01/29                                              1,148,861      1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew
Mem Hosp Proj Rfdg (MBIA Insd)                5.500  11/01/22                                              2,153,424      2,153,424
Corona, CA Ctf Part Clearwater
Cogeneration Proj (MBIA Insd)                 5.000  09/01/17    1,086,590                                                1,086,590
Corona Norco, CA Uni Sch Dist Cap
Apprec Ser B (FSA Insd)                           *  09/01/16                                                754,075        754,075
Corona Norco, CA Uni Sch Dist Cap
Apprec Ser B (FSA Insd)                           *  09/01/17                                                909,325        909,325
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd) (c)                              *  09/01/18                                                934,055        934,055
Csuci Fin Auth Rev CA East Campus
Cmnty Ser A (LOC - Citibank) (MBIA Insd)      5.125  09/01/21    1,446,075                                                1,446,075
Davis, CA Pub Fac Fin Auth Loc Agy Rev
Mace Ranch Area Ser A                         6.500  09/01/15                                 656,445                       656,445
Duarte, CA Multi-Family Rev Hsg Heritage
Park Apt Ser A (AMT) (FNMA Collateralized     5.850  05/01/30    1,293,779                                                1,293,779
Duarte, CA Redev Agy Tax Alloc Davis
Addition Proj Area Rfdg                       6.700  09/01/14                               1,078,020                     1,078,020
East Bay, CA Muni Util Dist Wtr Sys Rev
(MBIA Insd)                                   5.000  06/01/21                 1,054,720     1,054,720                     2,109,440
East Bay, CA Muni Util Dist Wtr Sys Rev
Sub                                           5.250  06/01/19                               2,668,937      2,183,180      4,852,117
El Cerrito, CA Redev Agy Tax Alloc Redev
Proj Area Ser B Rfdg (AMT) (MBIA Insd) (c)    5.250  07/01/15                 1,411,725                                   1,411,725
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                  5.600  09/01/29                                              1,095,480      1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                  5.600  09/01/34                                              1,095,810      1,095,810
Emeryville, CA Pub Fin Auth Rev Assmt Dist
Refin                                         5.900  09/02/21                               1,244,998                     1,244,998
Emeryville, CA Pub Fin Auth Shellmound Pk
Redev & Hsg Proj B (MBIA Insd)                5.000  09/01/19                 1,074,820                                   1,074,820
Fairfield Suisun, CA Uni Sch Dist Spl Tax
Cmnty Fac Dist No 5 New Sch (FSA Insd)        5.375  08/15/29    1,065,440                  1,065,440      1,065,440      3,196,320
Florin, CA Res Consv Dist Cap Impt Elk
Grove Wtr Svc Ser A (MBIA Insd)               5.000  09/01/33                               2,209,996      3,076,560      5,286,556
Folsom, CA Spl Tax Cmnty Fac Dist No 2
Rfdg (Connie Lee Insd)                        5.250  12/01/19    1,102,130    1,102,130     1,102,130                     3,306,390
Folsom Cordova, CA Uni Sch Dist Fac Impt
Dist No 1 Cap Apprec Ser A (AMBAC Insd) (c)       *  10/01/19                                                511,252        511,252
Folsom Cordova, CA Uni Sch Dist Fac Impt
Dist No 1  Cap Apprec Ser A (AMBAC Insd) (c)      *  10/01/21                                                475,410        475,410
Fontana, CA Redev Agy Tax Alloc Southwest
Indl Pk Proj (MBIA Insd)                      5.200  09/01/30    2,044,380                                                2,044,380
Fontana, CA Redev Agy Tax Alloc Southeast
Indl Pk Proj Rfdg (MBIA Insd)                 5.000  09/01/22                 1,060,100                                   1,060,100
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                               *  01/15/25    3,046,400                                                3,046,400
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                               *  01/15/26                               4,312,650                     4,312,650

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
             VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC           VKC          VQC         VCV      PROFORMA
PAR AMOUNT   PAR AMOUNT   PAR AMOUNT  PAR AMOUNT  PAR AMOUNT
  (000)         (000)        (000)       (000)       (000)   DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
               1,000        4,000       6,000     11,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                                        5,000      5,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                                        2,950      2,950     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien Ser A
                                                             (Escrowed to Maturity)
                            2,500       3,000      5,500     Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)
  3,000        1,000        2,000                  6,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien
                                                             Ser A (Escrowed to Maturity) (b)
                                        1,000      1,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg
                                        1,000      1,000     Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg (MBIA
                                                             Insd)
                                        1,115      1,115     Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs Cap Impt Pgm
                                                             (FSA Insd)
                            1,000       1,500      2,500     Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)
  1,680                                            1,680     Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (c)
                            1,400                  1,400     Hawaii Desert, CA Mem Hlthcare Dist Rev Rfdg
                            1,000                  1,000     Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A
  1,000        1,000        1,000                  3,000     Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)
  1,000                                 2,000      3,000     Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl No 1 Rfdg (MBIA
                                                             Insd)
                                        1,000      1,000     Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin Proj Ser B
                                                             (AMT) (Prerefunded @ 08/01/06) (FSA Insd)
               1,000        1,435       1,000      3,435     Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC Insd)
                 800                                 800     Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus Ser A (AMBAC
                                                             Insd) (c)
  1,000                                            1,000     Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty
                                                             (AMBAC Insd)
                                        1,000      1,000     La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)
                                        1,420      1,420     La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)
                                        1,600      1,600     La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 Rfdg (MBIA Insd)
                            1,500                  1,500     La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)
  1,000                                            1,000     Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)
  1,105                                            1,105     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
                                        1,145      1,145     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
                                        1,020      1,020     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)
                                        1,255      1,255     Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
  1,000                                            1,000     Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (MBIA Insd)
                                        1,000      1,000     Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin Proj Ser A
                                                             (AMBAC Insd)
                                        1,685      1,685     Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A (AMBAC
                                                             Insd)
                            3,555                  3,555     Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)
  1,000                                 1,000      2,000     Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)
                                        1,000      1,000     Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A (AMBAC Insd)
  1,000                                 1,000      2,000     Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)
               1,000                               1,000     Los Angeles, CA Uni Sch Dist 1997 Election Ser E (Prerefunded @
                                                             07/01/12) (MBIA Insd)
               1,000                               1,000     Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)
                            2,000                  2,000     Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier Sr
                                                             Ser C Rfdg (AMBAC Insd)
  1,473                                            1,473     Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A (AMT)
                                                             (FNMA Collateralized)
                            1,850                  1,850     Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig Ser A (MBIA Insd)
               1,250                               1,250     Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA Cnty Sch
                                                             Pooled Fin Proj Ser A (FSA Insd)
                            1,200                  1,200     Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Part Cap Apprec
                                                             Pooled Fin Ser A (AMBAC Insd)
                 517                                 517     Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease Ltd (FSA Insd)


                                                                  VIC           VKC           VQC            VCV        PROFORMA
DESCRIPTION                                 COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                              *  01/15/30                  224,020        896,080      1,344,120    2,464,220
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                              *  01/15/31                                             1,053,350     1,053,350
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Sr Lien Ser A
(Escrowed to Maturity)                           *  01/01/27                                               977,364       977,364
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Conv Cap Apprec Rfdg (b)               0/5.875  01/15/27                               1,997,175      2,396,610    4,393,785
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Conv Cap Apprec Sr Lien Ser A
(Escrowed to Maturity) (b)                 0/7.050  01/01/10   3,559,140    1,186,380      2,372,760                   7,118,280
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Rfdg                                     5.750  01/15/40                                             1,011,950     1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch &
Elem Sch Ser A Rfdg (MBIA Insd)              5.750  11/01/16                                             1,121,580     1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs
Partn Wtr Svcs Cap Impt Pgm (FSA Insd)       5.000  12/15/23                                             1,183,662     1,183,662
Glendale, CA Uni Sch Dist Ser C Indl
No 1 (FSA Insd)                              5.500  09/01/19                               1,119,380      1,679,070    2,798,450
Glendale, CA Uni Sch Dist Ser D (MBIA
Insd) (c)                                    5.250  09/01/17   1,865,993                                               1,865,993
Hawaii Desert, CA Mem Hlthcare Dist Rev
Rfdg                                         5.500  10/01/19                               1,382,836                   1,382,836
Huntington Park, CA Pub Fin Auth Lease
Rev Wastewtr Sys Proj Ser A                  6.200  10/01/25                               1,044,610                   1,044,610
Imperial Irr Dist CA Ctf Part Elec Sys
Proj (FSA Insd)                              5.250  11/01/23   1,080,780    1,080,780      1,080,780                   3,242,340
Industry, CA Urban Dev Agy Tax Alloc
Civic Rev Indl No 1 Rfdg (MBIA Insd)         5.500  05/01/14   1,085,540                                  2,171,080    3,256,620
Inland Empire Solid Waste Fin Auth CA
Rev Landfill Impt Fin Proj Ser B (AMT)
(Prerefunded @ 08/01/06) (FSA Insd)          6.000  08/01/16                                             1,086,990     1,086,990
Irvine, CA Pub Fac & Infrastructure Auth
Assmt Rev Ser B (AMBAC Insd)                 5.000  09/02/22                1,037,190      1,488,368      1,037,190    3,562,748
Kern, CA Cmnty College Sch Fac Impt Dist
Mammoth Campus Ser A (AMBAC Insd) (c)        5.000  08/01/19                  861,760                                    861,760
Kern, CA Cmnty College Sch Fac Impt Dist
Mammoth Campus/Kern Cmnty (AMBAC Insd)           *  08/01/22      423,730                                                423,730
La Quinta, CA Fin Auth Loc Ser A (AMBAC
Insd)                                        5.250  09/01/24                                             1,083,430     1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 (AMBAC Insd)                  5.000  09/01/22                                             1,513,649     1,513,649
La Quinta, CA Redev Agy Tax Alloc Red
Area No 1 Rfdg (MBIA Insd)                   7.300  09/01/08                                             1,888,704     1,888,704
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 (AMBAC Insd)                  5.125  09/01/32                               1,560,705                   1,560,705
Laguna Hills, CA Ctf Part Cmnty Ctr Proj
(MBIA Insd)                                  5.000  12/01/18   1,081,170                                               1,081,170
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (c)                                  *  08/01/20      530,245                                                530,245
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (c)                                  *  08/01/21                                               517,609       517,609
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd)                                      *  08/01/24                                               377,522       377,522
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (c)                                  *  08/01/25                                               435,498       435,498
Loma Linda, CA Redev Agy Tax Loma Linda
Redev Proj Rfdg (MBIA Insd)                  5.125  07/01/30   1,050,100                                               1,050,100
Long Beach, CA Bd Fin Auth Lease Rev
Rainbow Harbor Refin Proj Ser A (AMBAC
Insd)                                        5.250  05/01/24                                             1,073,250     1,073,250
Long Beach, CA Bd Fin Auth North Long
Beach Redev Proj Ser A (AMBAC Insd)          5.375  08/01/21                                             1,855,303     1,855,303
Long Beach, CA Hbr Rev Ser A (AMT)
(FGIC Insd)                                  5.250  05/15/18                               3,766,985                   3,766,985
Los Angeles, CA Cmnty College Dist Ser A
(MBIA Insd)                                  5.000  06/01/26   1,030,250                                  1,030,250    2,060,500
Los Angeles, CA Ctf Part Dept Pub Social
Svcs Ser A (AMBAC Insd)                      5.500  08/01/31                                             1,083,490     1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick
Del Rio W L. A. (AMBAC Insd)                 6.000  11/01/19   1,158,960                                  1,158,960    2,317,920
Los Angeles, CA Uni Sch Dist 1997
Election SerE (Prerefunded @ 07/01/12)
(MBIA Insd)                                  5.500  07/01/17                1,137,100                                  1,137,100
Los Angeles, CA Uni Sch Dist Ser A
(FSA Insd)                                   5.250  07/01/20                1,097,310                                  1,097,310
Los Angeles Cnty, CA Met Tran Auth Sales
Tax Rev Prop A First Tier Sr Ser C Rfdg
(AMBAC Insd)                                 5.000  07/01/23                               2,079,900                   2,079,900
Los Angeles, CA Multi-Family Rev Hsg
Earthquake Rehab Proj Ser A (AMT) (FNMA
Collateralized)                              5.700  12/01/27   1,538,571                                               1,538,571
Los Angeles Cnty, CA Pension Oblig Ctf
Ltd Muni Oblig Ser A (MBIA Insd)             6.900  06/30/08                               2,147,313                   2,147,313
Los Angeles Cnty, CA Sch Regionalized
Business Svc Ctf LA Cnty Sch Pooled Fin
Proj Ser A (FSA Insd)                        5.000  09/01/28                1,289,113                                  1,289,113
Los Angeles Cnty, CA Sch Regionalized
Business Svc Ctf Part Cap Apprec Pooled
Fin Ser A (AMBAC Insd)                           *  08/01/26                                 387,408                     387,408
Los Angeles Cnty, CA Tran Comm Lease Rev
Dia RR
Lease Ltd (FSA Insd)                         7.375  12/15/06                  520,603                                    520,603

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)




   VIC           VKC          VQC          VCV      PROFORMA
PAR AMOUNT   PAR AMOUNT   PAR AMOUNT   PAR AMOUNT  PAR AMOUNT
  (000)         (000)        (000)        (000)       (000)     DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                            2,000                    2,000      Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker Hill
                                                                Proj Ser A (FSA Insd)
                            1,900                    1,900      Los Angeles, CA Ctf Part
                            1,000                    1,000      Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)
                2,000                                2,000      Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)
                            1,468                    1,468      Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A
                                                                (AMT) (FNMA Collateralized)
                              460                      460      Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT) (GNMA
                                                                Collateralized)
   1,000                                             1,000      Los Angeles, CA Wtr & Pwr Rev Ser A
                            1,000                    1,000      Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)
   1,000                                  1,000      2,000      Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA Insd)
                1,000                                1,000      Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)
                            1,190                    1,190      Lynwood, CA Util Auth Enterp Rev (FSA Insd) (c )
                                          3,650      3,650      Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
   1,000                    1,000                    2,000      Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)
   1,000                                  2,400      3,400      Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)
                            3,720                    3,720      Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd) (c)
                                          3,240      3,240      Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec Second
                                                                Issue (AMBAC Insd)
                            1,710                    1,710      Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA Insd)
                            2,000                    2,000      Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk
                                                                Proj
                1,405                                1,405      Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (c)
                            1,000                    1,000      Moorpark, CA Uni Sch Dist Ser A (FSA Insd)
                                          3,180      3,180      Mount Diablo, CA Uni Sch Dist (FSA Insd)
                            1,110                    1,110      Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D
                                                                (FSA Insd) (c )
                            1,730                    1,730      National City, CA Cmnty Dev Commn Tax Alloc National City Redev
                                                                Proj Ser A (AMBAC Insd) (c)
                            2,000                    2,000      Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A
   1,000                                             1,000      Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)
                            2,000                    2,000      Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy Retrofit Proj
                                                                (Prerefunded @ 11/15/06) (Acquired 5/24/96, Cost $1,908,220) (a)
                            1,000                    1,000      Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Om-Energy Retrofit
                                                                Proj (Prerefunded @ 11/15/05) (Acquired 1/22/02, Cost $1,153,610)
                                                                (a)
                            2,000         1,000      3,000      Oxnard, CA Harbor Dist Rev Ser B
   1,000                                             1,000      Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)
   1,965                                             1,965      Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (c)
                                          1,230      1,230      Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
                                                                (MBIA Insd) ( c)
                                          1,100      1,100      Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A (FGIC
                                                                Insd)
                              870                      870      Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West (Escrowed to
                                                                Maturity)
                            1,040                    1,040      Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (c)
                            1,000                    1,000      Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)
                1,000                                1,000      Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)
                            1,375                    1,375      Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
                                                                (AMBAC Insd)
   1,500                                             1,500      Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)
                                          1,000      1,000      Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)
                                          3,350      3,350      Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)
   3,000                                             3,000      Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)






                                                                     VIC           VKC           VQC           VCV        PROFORMA
DESCRIPTION                                COUPON    MATURITY   MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Cmnty Redev Agy Cmnty
Redev Fin Auth Rev Bunker Hill Proj Ser
A (FSA Insd)                               5.000    12/01/27                                   2,074,540                   2,074,540
Los Angeles, CA Ctf Part                   5.700    02/01/18                                   1,996,862                   1,996,862
Los Angeles, CA Ctf Part Sr Sonnenblick
Del Rio W L. A. (AMBAC Insd)               6.000    11/01/19                                   1,158,960                   1,158,960
Los Angeles, CA Dept Wtr & Pwr Sys Ser C
(MBIA Insd)                                5.000    07/01/26                     2,089,580                                 2,089,580
Los Angeles, CA Multi-Family Rev Hsg
Earthquake Rehab Proj Ser A (AMT) (FNMA
Collateralized)                            5.700    12/01/27                                   1,533,347                   1,533,347
Los Angeles, CA Single Family Home Mtg
Rev Pgm Ser A (AMT) (GNMA Collateralized)  6.875    06/01/25                                     460,193                     460,193
Los Angeles, CA Wtr & Pwr Rev Ser A        5.250    07/01/18       1,038,800                                               1,038,800
Los Angeles, CA Wtr & Pwr Rev Sys Ser A
(MBIA Insd)                                5.375    07/01/18                                   1,114,440                   1,114,440
Los Gatos, CA Jt Uni High Sch Election of
1998 Ser C (FSA Insd)                      5.000    06/01/27       1,036,340                                 1,036,340     2,072,680
Lucia Mar Uni Sch Dist Election 2004 Ser
A (FGIC Insd)                              5.000    08/01/25                     1,050,750                                 1,050,750
Lynwood, CA Util Auth Enterp Rev (FSA
Insd) (c)                                  5.000    06/01/25                                   1,241,860                   1,241,860
Manhattan Beach, CA Uni Sch Dist Cap
Apprec Ser B (FGIC Insd)                     *      09/01/22                                                 1,540,373     1,540,373
Mendocino Cnty, CA Ctf Part Cnty Pub
Fac Corp (MBIA Insd)                       5.250    06/01/30       1,054,700                   1,054,700                   2,109,400
Metropolitan Wtr Dist Southn CA Auth Ser
B2 (FGIC Insd)                             5.000    10/01/26       1,041,970                                 2,500,728     3,542,698
Midpeninsula Regl Open Space Dist CA Fin
Auth Rev (AMBAC Insd) (c )                   *      08/01/27                                   1,038,215                   1,038,215
Midpeninsula Regl Open Space Dist CA Fin
Auth Rev Cap Apprec Second Issue (AMBAC
Insd)                                        *      08/01/26                                                   962,118       962,118
Modesto, CA Irr Dist Ctf Part Cap Impts
Ser A (FSA Insd)                           5.250    07/01/17                                   1,897,125                   1,897,125
Montclair, CA Redev Agy Mobile Home Pk
Rev Hacienda Mobile Home Pk Proj           6.000    11/15/22                                   1,998,840                   1,998,840
Moorpark, CA Uni Sch Dist Ser A (FSA
Insd) (c)                                  5.375    08/01/18                     1,581,285                                 1,581,285
Moorpark, CA Uni Sch Dist Ser A (FSA
Insd)                                      5.000    08/01/23                                   1,052,490                   1,052,490
Mount Diablo, CA Uni Sch Dist (FSA
Insd)                                      5.000    08/01/26                                                 3,298,709     3,298,709
Mountain View Los Altos, CA Uni High Sch
Dist Cap Apprec Ser D (FSA Insd) (c)         *      08/01/24                                     410,833                     410,833
National City, CA Cmnty Dev Commn Tax
Alloc National City Redev Proj Ser A
(AMBAC Insd) (c)                           5.500    08/01/32                                   1,881,358                   1,881,358
Needles, CA Pub Util Auth Util Sys
Acquisition Proj Ser A                     6.500    02/01/22                                   2,059,860                   2,059,860
Oakland, CA Uni Sch Dist Alameda Cnty
(FSA Insd)                                 5.000    08/01/17       1,049,360                                               1,049,360
Oakland, CA Uni Sch Dist Alameda Cnty
Ctf Part Energy Retrofit Proj (Prerefunded
@ 11/15/06) (Acquired 5/24/96, Cost
$1,908,220) (a)                            6.750    11/15/14                                   2,230,560                   2,230,560
Oakland, CA Uni Sch Dist Alameda Cnty Ctf
Part Om-Energy Retrofit Proj (Prerefunded
@ 11/15/05) (Acquired 1/22/02, Cost
$1,153,610) (a)                            7.000    11/15/11                                   1,073,350                   1,073,350
Oxnard, CA Harbor Dist Rev Ser B           6.000    08/01/24                                   2,114,800     1,057,400     3,172,200
Oxnard, CA Uni High Sch Dist Ser A Rfdg
(MBIA Insd)                                6.200    08/01/30       1,159,430                                               1,159,430
Pacifica, CA Wastewater Rev Rfdg (AMBAC
 Insd) (c )                                5.250    10/01/22       2,150,142                                               2,150,142
Palm Desert, CA Fin Auth Tax Alloc Rev
Proj Area No 2 Ser A Rfdg (MBIA Insd)
(c)                                        5.000    08/01/21                                                 1,318,708     1,318,708
Pasadena, CA Area Cmnty College Dist
Election of 2002 Ser A (FGIC Insd)         5.000    06/01/21                                                 1,175,548     1,175,548
Pasadena, CA Spl Tax Cmnty Fac Dist No 1
Civic Ctr West (Escrowed to Maturity)        *      12/01/07                                     749,775                     749,775
Perris, CA Pub Fin Auth Rev Tax Alloc
Ser A (MBIA Insd) (c )                     5.000    10/01/24                                   1,096,118                   1,096,118
Perris, CA Pub Fin Auth Rev Tax Alloc
Ser A (MBIA Insd)                          5.000    10/01/31                                   1,027,130                   1,027,130
Pico Rivera, CA Wtr Auth Rev Wtr Sys
Proj Ser A (MBIA Insd)                     5.500    05/01/19                     1,163,280                                 1,163,280
Pittsburg, CA Redev Agy Tax Alloc Los
Medanos Cmnty Dev Proj (AMBAC Insd)          *      08/01/26                                     444,469                     444,469
Placentia-Yorba Linda, CA Uni Ser A
(FGIC Insd)                                5.000    08/01/26       1,555,995                                               1,555,995
Pomona, CA Ctf Part Mission Promenade
Proj Ser AE (AMBAC Insd)                   5.375    10/01/32                                                 1,064,830     1,064,830
Port Oakland, CA Port Rev Ser G (AMT)
(MBIA Insd)                                5.375    11/01/25                                                 3,537,031     3,537,031
Port Oakland, CA Ser N Rfdg (AMT)
(MBIA Insd)                                5.000    11/01/22       3,113,160                                               3,113,160


            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
             VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


       VIC           VKC          VQC          VCV            PROFORMA
   PAR AMOUNT    PAR AMOUNT    PAR AMOUNT   PAR AMOUNT       PAR AMOUNT
      (000)         (000)        (000)        (000)            (000)     DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                                 1,000                         1,000     Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A
                                                                         (MBIA Insd)
                                 2,000                         2,000     Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1
                                                                         Sunridge Anatolia
                                             1,000             1,000     Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
                                                                         Redev Proj (FSA Insd)
        1,220                                                  1,220     Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj
                                                                         Ser A 1 (MBIA Insd)
                                 2,540                         2,540     Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984
                                                                         Proj Ser A-E (MBIA Insd)
                                 1,800                         1,800     Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
                                                                         (MBIA Insd)
                                 1,000                         1,000     Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev
                                                                         Proj
        1,000                                                  1,000     Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)
        1,000       1,000                                      2,000     Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
                                                                         (MBIA Insd)
                                 4,000                         4,000     Redwood City, CA Sch Dist (FGIC Insd)
                                 3,000                         3,000     Redwood City, CA Sch Dist (FGIC Insd)
                                 1,000                         1,000     Richmond, CA Rev YMCA East Bay Proj Rfdg
        1,650                                                  1,650     Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)
                                 1,400       2,000             3,400     Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
                                             2,000             2,000     Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg
                                                                         (AMBAC Insd)
                                             1,360             1,360     Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr
                                                                         Sys Proj (AMBAC Insd) ( c)
                                 2,000                         2,000     Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A
                                                                         (FSA Insd)
                                 1,750       2,000             3,750     Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)
                                               700               700     Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
                                                                         Proctor & Gamble Proj
        1,000                                                  1,000     Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)
                                 2,000                         2,000     Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)
        1,000                                                  1,000     San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA
                                                                         Insd)
                                             2,000             2,000     San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)
                                 2,500                         2,500     San Bernardino, CA Redev Agy Tax Alloc San Sevaine
                                                                         Redev Proj Ser A
                                 6,000                         6,000     San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B
                                                                         (Inverse Fltg) (Prerefunded @ 04/27/06) (Variable Rate
                                                                         Coupon) (MBIA Insd)  (e)
                      955                                        955     San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA
                                                                         Collateralized)
                                             1,000             1,000     San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)
        1,500                    1,000                         2,500     San Diego, CA Redev Agy Centre City Redev Proj Ser A
        1,000                                                  1,000     San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)
                    1,000                                      1,000     San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A
                                                                         (FSA Insd)
                                 1,000                         1,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                                                                         Second Ser Issue 12-A (AMT) (FGIC Insd)
        1,185                                                  1,185     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                                                                         Second Ser Issue 15B (MBIA Insd)
        1,685                                                  1,685     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl
                                                                         Fac Lease Ser A (AMT) (FSA Insd)
        1,000                    1,000                         2,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second
                                                                         Ser 27A Rfdg (AMT) (MBIA Insd)
                                 3,000                         3,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second
                                                                         Ser 27A Rfdg (AMT) (MBIA Insd)
        1,000                                1,500             2,500     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                                                                         Second Ser 30 Rfdg (XLCA Insd)
                                             2,000             2,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
                                                                         Second Ser Issue 12-A (AMT) (FGIC Insd)
                                 3,225                         3,225     San Francisco, CA City & Cnty Redev Agy Lease Rev George
                                                                         Moscone (XLCA Insd)
                                 2,130                         2,130     San Francisco, CA City & Cnty Redev Agy Lease Rev George
                                                                         Moscone (XLCA Insd)
                    2,000        5,000       1,000             8,000     San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F
                                                                         Rfdg (MBIA Insd)






                                                                               VIC       VKC        VQC          VCV      PROFORMA
                                                                              MARKET    MARKET     MARKET       MARKET     MARKET
DESCRIPTION                                              COUPON   MATURITY     VALUE     VALUE      VALUE        VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A
(MBIA Insd)                                                5.000  06/15/33                         1,022,090              1,022,090
Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1
Sunridge Anatolia                                          6.000  09/01/24                         2,058,980              2,058,980
Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
Redev Proj (FSA Insd)                                      5.250  09/01/20                                    1,092,040   1,092,040
Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj
Ser A 1 (MBIA Insd)                                        5.000  04/01/26   1,260,028                                    1,260,028
Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984
Proj Ser A-E (MBIA Insd)                                   5.250  04/01/33                         2,654,910              2,654,910
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
(MBIA Insd)                                                4.750  08/01/21                         1,848,654              1,848,654
Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev
Proj                                                       7.000  07/01/16                         1,060,240              1,060,240
Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)        5.000  09/01/17   1,086,590                                    1,086,590
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
(MBIA Insd)                                                4.750  08/01/21   1,027,030  1,027,030                         2,054,060

Redwood City, CA Sch Dist (FGIC Insd)                      5.000  07/15/23                         4,208,680              4,208,680
Redwood City, CA Sch Dist (FGIC Insd)                      5.000  07/15/27                         3,099,570              3,099,570
Richmond, CA Rev YMCA East Bay Proj Rfdg                   7.250  06/01/17                         1,044,450              1,044,450
Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)           *  06/01/20     789,855                                      789,855
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A          5.875  12/01/27                         1,470,952  2,101,360   3,572,312
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg
(AMBAC Insd)                                               5.500  12/01/16                                    2,338,680   2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr
Sys Proj (AMBAC Insd) ( c)                                 5.000  06/01/17                                    1,482,237   1,482,237
Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A
(FSA Insd)                                                 5.000  12/01/28                         2,058,220              2,058,220
Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)     5.000  12/01/33                         1,796,865  2,053,560   3,850,425
Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
Proctor & Gamble Proj                                      6.375  07/01/10                                      727,174     727,174
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)    5.250  08/01/27   1,040,600                                    1,040,600
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)    5.250  08/01/31                         2,070,000              2,070,000
San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA
Insd)                                                      5.000  08/01/28   1,033,120                                    1,033,120
San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)   5.500  09/01/20                                    2,241,500   2,241,500
San Bernardino, CA Redev Agy Tax Alloc San Sevaine
Redev Proj Ser A                                           7.000  09/01/24                         2,710,150              2,710,150
San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B
(Inverse Fltg) (Prerefunded @ 04/27/06) (Variable
Rate Coupon)(MBIA Insd)  (e)                               0.820  04/08/21              7,001,280                         7,001,280
San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA
Collateralized)                                            5.000  07/20/18                998,806                           998,806
San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)         5.000  05/15/20                                    1,021,850   1,021,850
San Diego, CA Redev Agy Centre City Redev Proj Ser A       6.400  09/01/25   1,598,100             1,065,400              2,663,500
San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)          5.000  09/01/24   1,057,680                                    1,057,680
San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A
(FSA Insd)                                                 5.000  09/01/16              1,087,220                         1,087,220
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
Second Ser Issue 12-A (AMT) (FGIC Insd)                    5.800  05/01/21                         1,048,590              1,048,590
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
Second Ser Issue 15B (MBIA Insd)                           4.800  05/01/17   1,236,832                                    1,236,832
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
Spl Fac Lease Ser A (AMT) (FSA Insd)                       6.125  01/01/27   1,859,971                                    1,859,971
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                      5.250  05/01/26   1,032,500             1,032,500              2,065,000
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                      5.250  05/01/31                         3,080,550              3,080,550
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
Second Ser 30 Rfdg (XLCA Insd)                             5.250  05/01/16   1,120,660                        1,680,990   2,801,650
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
Second Ser Issue 12-A (AMT) (FGIC Insd)                    5.800  05/01/21                                    2,097,180   2,097,180
San Francisco, CA City & Cnty Redev Agy Lease Rev George
Moscone (XLCA Insd)                                           *   07/01/12                         2,415,106              2,415,106
San Francisco, CA City & Cnty Redev Agy Lease Rev
George Moscone (XLCA Insd)                                    *   07/01/14                         1,441,179              1,441,179
San Jose, CA Fin Auth Lease Rev Convention Ctr Proj
Ser F Rfdg (MBIA Insd)                                     5.000  09/01/17              2,172,340  5,430,850  1,086,170   8,689,360

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
             VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


        VIC            VKC          VQC             VCV             PROFORMA
    PAR AMOUNT     PAR AMOUNT    PAR AMOUNT      PAR AMOUNT        PAR AMOUNT
       (000)          (000)        (000)           (000)              (000)   DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                                   1,000                              1,000   San Jose, CA Single Family Mtg Rev Cap Accumulator
                                                                              (Escrowed to Maturity) (GEMIC Insd)
                                                    1,600             1,600   San Leandro, CA Ctf Part Lib & Fire Stations Fin
                                                                              (AMBAC Insd)
                                   2,000                              2,000   San Leandro, CA Ctf Part Lib & Fire Stations Fin
                                                                              (AMBAC Insd)
                                   1,000                              1,000   San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj
                                                                              Area 3 Ser A
                                   2,725                              2,725   San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)
       1,000                       3,000            1,000             5,000   San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)
       1,000          1,000                                           2,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)
       1,500                       1,000                              2,500   Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol
                                                                              Apts Ser B
                                                                              (AMT) (FNMA Collateralized)
                      1,350                                           1,350   Santa Ana, CA Uni Sch Dist (MBIA Insd) (c)
       2,000                       2,820                              4,820   Santa Ana, CA Uni Sch Dist (MBIA Insd)
       1,000                                                          1,000   Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin
                                                                              Proj (FSA Insd)
                      1,000        3,200                              4,200   Semitropic Impt Dist Semitropic Wtr Storage Dist
                                                                              CA Wtr Ser A (XLCA Insd)
                                   1,005                              1,005   Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II
                                                                              Rfdg (Acquired 7/28/98, Cost $1,0,005,000) (a)
                                                    1,220             1,220   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                                              West End Proj Rfdg (FGIC Insd) (c)
                                                    1,285             1,285   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                                              West End Proj Rfdg (FGIC Insd) (c)
                                                    1,350             1,350   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                                              West End Proj Rfdg (FGIC Insd) (c)
       2,000          1,305                                           3,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev
                                                                              (FSA Insd)
                                   1,640                              1,640   South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev
                                                                              Proj Area 1-A Rfdg (FSA Insd)
          35                                                             35   Southern CA Home Fin Auth Single Family Mtg Rev
                                                                              Ser A (AMT) (GNMA Collateralized)
                                   5,000                              5,000   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
                        600                                             600   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
                                                      945               945   Stanton, CA Multi-Family Rev Hsg Contl Garden Apts
                                                                              (AMT) (Variable Rate Coupon) (FNMA Collateralized)
                      1,000        1,745                              2,745   State Center, CA Cmnty Election 2002 Ser A
                                                                              (MBIA Insd)
                                   1,000                              1,000   Stockton, CA South Stockton Cmnty Fac Dist Spl Tax
                                                                              No 90-1 Rfdg
                                                    1,260             1,260   Sweetwater, CA Auth Wtr Rev (FSA Insd)
                      1,325                                           1,325   Sweetwater, CA Auth Wtr Rev (FSA Insd)
       1,300                                                          1,300   Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (c)
       2,000                                        2,000             4,000   University of CA Ctf Part San Diego Campus Proj
                                                                              Ser A
       4,000                       6,000                             10,000   University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC
                                                                              Insd)
                      1,000                                           1,000   University of CA Rev Multi Purp Proj Ser M (FGIC
                                                                              Insd)
                                                    1,000             1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)
       1,200                       1,000                              2,200   Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)
                                   2,000                              2,000   Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)
                                   1,000                              1,000   Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile
                                                                              Home Ser A (Prerefunded @ 02/01/25)
       1,000                                                          1,000   Vista, CA Uni Sch Dist Ser A (FSA Insd)
       2,000                                                          2,000   William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty
                                                                              Fac Rfdg (FSA Insd)
       1,000                                        1,000             2,000   Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
                                                                              (XLCA Insd)




                                      PUERTO RICO    4.1%
                                                    5,000             5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
                                                                              Rfdg (FSA Insd)
                                                    1,000             1,000   Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub
                                                                              (FGIC Insd)
                                   2,000            2,000             4,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II
                                                                              (XLCA Insd)



                                                                 VIC           VKC            VQC           VCV          PROFORMA
DESCRIPTION                              OUPON  MATURITY    MARKET VALUE  MARKET VALUE   MARKET VALUE  MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
San Jose, CA Single Family Mtg Rev Cap
Accumulator (Escrowed to Maturity)
(GEMIC Insd)                               *    04/01/16                                    620,290                       620,290
San Leandro, CA Ctf Part Lib & Fire
Stations Fin (AMBAC Insd)                5.700  11/01/20                                                 1,819,184      1,819,184
San Leandro, CA Ctf Part Lib & Fire
Stations Fin
(AMBAC Insd)                             5.750  11/01/29                                  2,226,960                     2,226,960
San Marcos, CA Pub Fac Auth Sub Tax
Incrmnt Proj
Area 3 Ser A                             6.750  10/01/30                                  1,088,030                     1,088,030
San Mateo, CA Uni High Sch Dist Rfdg
(FSA Insd)                               5.000  09/01/23                                  2,910,845                     2,910,845
San Ramon Vly, CA Sch Dist Election
2002 (FSA Insd)                          5.000  08/01/24      1,057,270                   3,171,810      1,057,270      5,286,350
Sanger, CA Uni Sch Dist Rfdg (MBIA
Insd)                                    5.600  08/01/23      1,178,240     1,178,240                                   2,356,480
Santa Ana, CA Multi-Family Hsg Rev
Villa Del Sol Apts Ser B (AMT)
(FNMA Collateralized)                    5.650  11/01/21      1,522,785                   1,015,190                     2,537,975
Santa Ana, CA Uni Sch Dist (MBIA
Insd) (c)                                5.375  08/01/21                    1,496,327                                   1,496,327
Santa Ana, CA Uni Sch Dist (MBIA
Insd)                                    5.375  08/01/27      2,148,900                   3,029,949                     5,178,849
Santa Ana, CA Uni Sch Dist Ctf
Part Cap Apprec Fin Proj (FSA Insd)        *    04/01/36        190,160                                                   190,160
Semitropic Impt Dist Semitropic Wtr
Storage Dist CA Wtr Ser A (XLCA Insd)    5.125  12/01/35                    1,040,730     3,330,336                     4,371,066
Simi Vly, CA Cmnty Dev Agy Coml
Sycamore Plaza II Rfdg (Acquired
7/28/98, Cost $1,0,005,000) (a)          6.000  09/01/12                                  1,051,933                     1,051,933
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg
(FGIC Insd) (c)                          5.250  09/01/20                                                 1,335,863      1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg
(FGIC Insd) (c)                          5.250  09/01/21                                                 1,401,036      1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg
(FGIC Insd) (c)                          5.250  09/01/22                                                 1,464,588      1,464,588
South Orange Cnty, CA Pub Fin
Auth Reassmt Rev (FSA Insd)              5.800  09/02/18      2,279,980     1,487,687                                   3,767,667
South Tahoe, CA Jt Pwr Fin Auth
Rev S Tahoe Redev Proj Area 1-A
Rfdg (FSA Insd)                          5.000  10/01/29                                  1,692,398                     1,692,398
Southern CA Home Fin Auth Single
Family Mtg Rev
Ser A (AMT) (GNMA Collateralized)        6.750  09/01/22         35,013                                                    35,013
Southern CA Pub Pwr Auth Pwr Proj
Rev Multi-Projs                          6.750  07/01/12                                  6,026,900                     6,026,900
Southern CA Pub Pwr Auth Pwr Proj
Rev Multi-Projs                          5.500  07/01/20                      600,882                                     600,882
Stanton, CA Multi-Family Rev
Hsg Contl Garden Apts (AMT)
(Variable Rate Coupon) (FNMA
Collateralized)                          5.625  08/01/29                                                 1,011,585      1,011,585
State Center, CA Cmnty Election
2002 Ser A (MBIA Insd)                   5.500  08/01/28                    1,098,490     1,916,865                     3,015,355
Stockton, CA South Stockton Cmnty
Fac Dist Spl Tax No 90-1 Rfdg            6.400  09/01/15                                  1,048,830                     1,048,830
Sweetwater, CA Auth Wtr Rev
 (FSA Insd)                              5.500  04/01/17                                                 1,406,185      1,406,185
Sweetwater, CA Auth Wtr Rev
(FSA Insd)                               5.500  04/01/18                    1,478,726                                   1,478,726
Taft, CA City Elem Sch Dist
 Ser A (MBIA Insd) (c)                     *    08/01/22        550,849                                                   550,849
University of CA Ctf Part
San Diego Campus Proj Ser A              5.250  01/01/32      2,079,120                                  2,079,120      4,158,240
University of CA Rev Hosp
UCLA Med Ctr Ser A (AMBAC Insd)          5.250  05/15/30      4,215,120                   6,322,680                    10,537,800
University of CA Rev Multi
Purp Proj Ser M (FGIC Insd)              5.125  09/01/17                    1,094,100                                   1,094,100
University of CA Rev Resh
Fac Ser E (AMBAC Insd)                   5.000  09/01/19                                                 1,077,290      1,077,290
Ventura Cnty, CA Cmnty
College Ser A (MBIA Insd)                5.500  08/01/23      1,337,952                   1,114,960                     2,452,912
Ventura Cnty, CA Ctf Part Pub
Fin Auth I (FSA Insd)                    5.250  08/15/15                                  2,198,060                     2,198,060
Vista, CA Mobile Home Pk Rev
Estrella De Oro Mobile Home
Ser A (Prerefunded @ 02/01/25)           5.875  02/01/28                                  1,106,370                     1,106,370
Vista, CA Uni Sch Dist Ser
A (FSA Insd)                             5.000  08/01/23      1,052,490                                                 1,052,490
William S Hart CA Jt Sch
Fin Auth Spl Tax Rev Cmnty
Fac Rfdg (FSA Insd)                      6.500  09/01/14      2,115,200                                                 2,115,200
Woodland, CA Fin Auth Lease
 Rev Cap Proj Rfdg (XLCA Insd)           5.000  03/01/25      1,034,640                                  1,034,640      2,069,280
                                                          -----------------------------------------------------------------------
                                                            118,277,956    53,689,138   232,868,883    149,937,242    554,773,219
                                                          -----------------------------------------------------------------------


Puerto Rico Comwlth Hwy & Tran
Auth Hwy Rev Ser Y Rfdg (FSA Insd)       6.250  07/01/21                                                 6,341,300      6,341,300
Puerto Rico Comwlth Hwy & Tran Rev
Tran Rev Sub (FGIC Insd)                 5.250  07/01/16                                                 1,127,080      1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II (XLCA Insd)                       5.375  07/01/17                                  2,243,380      2,243,380      4,486,760


            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
             VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC) -
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                  (UNAUDITED)


        VIC            VKC          VQC                VCV             PROFORMA
    PAR AMOUNT     PAR AMOUNT    PAR AMOUNT         PAR AMOUNT        PAR AMOUNT
       (000)          (000)        (000)              (000)              (000)   DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                      3,000                                              3,000   Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA
                                                                                 Insd)(d)





                                         U. S. VIRGIN ISLANDS    1.8%
       1,000                       1,000               1,000             3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
                                                                                 Ln Nt Ser A
                                   1,000               1,000             2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
                                                                                 Ln Nt Ser A
                                   1,000                                 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
                                                                                 Ln Nt Ser A (ACA Insd)

                                                             VIC            VKC              VQC            VCV          PROFORMA
DESCRIPTION                          COUPON  MATURITY   MARKET VALUE   MARKET VALUE     MARKET VALUE   MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Rev Ser
QQ (XLCA Insd)(d)                    5.500  07/01/18                    3,459,150                                         3,459,150
                                                      -----------------------------------------------------------------------------
                                                                 0      3,459,150       2,243,380       9,711,760        15,414,290
                                                      -----------------------------------------------------------------------------



Virgin Islands Pub Fin Auth Rev
Gross Rcpt Taxes Ln Nt Ser A         6.375  10/01/19     1,158,180                      1,158,180       1,158,180         3,474,540
Virgin Islands Pub Fin Auth Rev
Gross Rcpt Taxes Ln Nt Ser A         6.500  10/01/24                                    1,161,490       1,161,490         2,322,980
Virgin Islands Pub Fin Auth Rev
Gross Rcpt Taxes Ln Nt Ser A
(ACA Insd)                           6.125  10/01/29                                    1,120,460                         1,120,460
                                                      -----------------------------------------------------------------------------
                                                         1,158,180              0       3,440,130       2,319,670         6,917,980
                                                      -----------------------------------------------------------------------------

                                                              VIC          VKC            VQC            VCV          PROFORMA
                                                         MARKET VALUE  MARKET VALUE   MARKET VALUE   MARKET VALUE   MARKET VALUE
                                                        ------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  152.0%                      119,436,136     57,148,288    238,552,393    161,968,672    577,105,489
      (Cost $531,753,055)..............................

TOTAL SHORT-TERM INVESTMENTS  0.4%                           900,000        200,000              -       200,000       1,300,000
                                                        ------------------------------------------------------------------------
      (Cost $1,300,000)................................

TOTAL INVESTMENTS  152.4%                                120,336,136     57,348,288    238,552,393    162,168,672    578,405,489
      (Cost $533,053,055)..............................

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%                1,388,985     (2,918,369)     2,529,735        277,279      1,277,630

PREFERRED SHARES (INCLUDING ACCRUED
  DISTRIBUTIONS)  (52.7%)                                (45,016,950)   (20,014,576)   (75,015,404)   (60,010,848)  (200,057,778)
                                                        ------------------------------------------------------------------------

NET ASSETS  100.0%                                      $ 76,708,171   $ 34,415,343  $ 166,066,724  $ 102,435,103  $ 379,625,341 (f)
                                                        ========================================================================

Percentages are calculated as a percentage of net assets applicable to common shares.
*  Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.0%, 0.0%, 3.9%, 0.0% and 1.7% of net assets applicable to common shares of Van Kampen Trust for Investment Grade California, Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust, Van Kampen California Value Municipal Income Trust and Proforma, respectively.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) The Trust owns 100% of the bond issuance.
(d)  Securities purchased on a when-issued or delayed delivery basis.
(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(f) Does not reflect a non-recurring cost associated with this transaction of approximately $519,000. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                                                            Approximate Cost    Cost Per Share
                                                           -------------------------------------
Van Kampen Trust for Investment Grade California            $ 166,080           $ 0.036
Van Kampen California Municipal Trust                         155,700             0.048
Van Kampen California Quality Municipal Trust                  15,570             0.002
Van Kampen California Value Municipal Income Trust            181,650             0.030
                                                           -----------
                                                            $ 519,000
                                                           ===========

ACA -- American Capital Access Insurance Co.
AMBAC -- AMBAC Indemnity Corp.
AMT- Alternative Minimum Tax
Asset Gty - Asset Guaranty Insurance Co.
CA MTG - California Mortgage Insurance
CIFG - CDC IXIS Financial Guaranty
Connie Lee -- Connie Lee Insurance Co.
FGIC -- Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
GEMIC - General Electric Mortgage Insurance Corp.
GNMA -- Government National Mortgage Association
LOC - Letter of Credit
MBIA -- Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

                 VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                  (UNAUDITED)


      VKC                 VQC                VCV             PROFORMA
 PAR AMOUNT           PAR AMOUNT         PAR AMOUNT         PAR AMOUNT
     (000)               (000)              (000)              (000)          DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS  151.1%
 CALIFORNIA  144.1%
                                          $ 2,000             $ 2,000         A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                                            1,610               1,610         A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
    $ 1,000             $ 1,390             1,000               3,390         Abag Fin Auth For Nonprofit Corp CA Ctf Part
                                                                              Childrens Hosp Med Ctr (AMBAC Insd)
                            500                                   500         Abag Fin Auth For Nonprofit Corp CA Ctf Part
                                                                              Childrens Hosp Med Ctr (AMBAC Insd)
      1,000                                 1,000               2,000         Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
                                                                              Lincoln Glen Manor Sr Citizens (CA MTG Insd)
      1,000               1,000             1,000               3,000         Abag Fin Auth For Nonprofit Corp CA Multi-Family
                                                                              Rev Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty
                                                                              Insd)
                                            1,000               1,000         Abag Fin Auth For Nonprofit Corp CA Multi-Family
                                                                              Rev Hsg Utd Dominion Ser B Rfdg (Variable Rate
                                                                              Coupon) (Asset Gty Insd)
      1,205                                                     1,205         Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)
      1,400                                                     1,400         Alhambra, CA City Elem Sch Dist Ser A (FSA Insd)
                                            1,485               1,485         Anaheim, CA City Sch Dist Election 2002 (FGIC
                                                                              Insd)
                          1,000                                 1,000         Bakersfield, CA Ctf Part Convention Ctr Expansion
                                                                              Proj (MBIA Insd)
                          1,790                                 1,790         Banning, CA Cmnty Redev Agy Tax Alloc Merged
                                                                              Downtown (Radian Insd)
                          2,510                                 2,510         Bay Area Govt Assn CA Lease West Sacramento Ser A
                                                                               (XLCA Insd) (c)
      1,000                                 2,000               3,000         Bay Area Toll Auth CA Toll Brdg Rev San Francisco
                                                                               Bay Area Ser D
                          1,000                                 1,000         Benicia, CA Uni Sch Dist Ser B (MBIA Insd)
                                            2,500               2,500         Beverly Hills, CA Pub Fin Auth Lease Rev Ser A
                                                                              (MBIA Insd)
                          1,610                                 1,610         Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc
                                                                              Ser A Rfdg (c)
                          1,725                                 1,725         Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA
                                                                              Insd) (c)
                          1,055                                 1,055         Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition
                                                                              (c)
                                            1,390               1,390         Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A
                                                                              Rfdg (FSA Insd) ( c)
                                            1,510               1,510         Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A
                                                                              Rfdg (FSA Insd) ( c)
                                            2,000               2,000         Burbank, CA Pub Fin Auth Rev Golden State Redev
                                                                              Proj Ser A (AMBAC Insd)
                                            1,500               1,500         Burbank, CA Pub Fin Auth Rev Golden State Redev
                                                                              Proj Ser A (AMBAC Insd)
                          2,060                                 2,060         Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC
                                                                              Insd)
                          2,060                                 2,060         Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (c)
                          1,000                                 1,000         California Edl Fac Auth Rev Pooled College & Univ
                                                                              Ser B
                                            1,000               1,000         California Edl Fac Auth Rev Pooled College & Univ
                                                                              Proj Ser B
                                            1,000               1,000         California Edl Fac Auth Rev Pooled College & Univ
                                                                              Proj Ser B
        505               1,005               505               2,015         California Edl Fac Auth Rev Student Ln CA Ln Pgm
                                                                              Ser A (AMT) (MBIA Insd)
      1,000               2,500                                 3,500         California Hlth Fac Fin Auth Rev Cedars Sinai Med
                                                                              Ctr Ser A
      1,000                                 1,000               2,000         California Hsg Fin Agy Rev Multi-Family Hsg III
                                                                              Ser A (AMT) (MBIA Insd)
      1,000                                                     1,000         California Infrastructure & Econ Dev Bk Rev (MBIA
                                                                              Insd)
                                            2,000               2,000         California Infrastructure & Econ Dev Bk Rev Bay
                                                                              Area Toll Brdgs First Lien Ser A (FGIC Insd)
                                            1,000               1,000         California Pollutn Ctl Fin Auth Pollutn Ctl Rev
                                                                              Gas & Elec Ser A Rfdg (MBIA Insd)
                                            3,000               3,000         California Pollutn Ctl Fin Auth Pollutn Ctl Rev
                                                                              Pacific Gas & Elec Ser A Rfdg (AMT) (FGIC Insd)



                                                                           VKC             VQC            VCV          PROFORMA
DESCRIPTION                                       COUPON    MATURITY   MARKET VALUE    MARKET VALUE   MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                            *    08/01/21                                    $  904,260     $  904,260
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                            *    08/01/22                                       682,559        682,559
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)           5.875%   12/01/19    $ 1,144,590    $ 1,590,980       1,144,590      3,880,160
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)           6.000    12/01/29                       565,575                        565,575
Abag Fin Auth For Nonprofit Corp CA Insd
Rev Ctf Lincoln Glen Manor Sr Citizens
(CA MTG Insd)                                      6.100    02/15/25      1,081,310                      1,081,310      2,162,620
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser A
Rfdg (AMT) (Asset Gty Insd)                        6.400    08/15/30      1,092,660      1,092,660       1,092,660      3,277,980
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser B
Rfdg (Variable Rate Coupon) (Asset Gty
Insd)                                              6.250    08/15/30                                     1,094,810      1,094,810
Alameda Cnty, CA Wtr Dist Rev Rfdg
(MBIA Insd)                                        4.750    06/01/20      1,236,655                                     1,236,655
Alhambra, CA City Elem Sch Dist Ser A
(FSA Insd)                                         5.600    09/01/24      1,565,942                                     1,565,942
Anaheim, CA City Sch Dist Election 2002
(FGIC Insd)                                        5.375    08/01/20                                     1,655,493      1,655,493
Bakersfield, CA Ctf Part Convention
Ctr Expansion Proj (MBIA Insd)                     5.875    04/01/22                     1,090,340                      1,090,340
Banning, CA Cmnty Redev Agy Tax Alloc
Merged Downtown (Radian Insd)                      5.000    08/01/23                     1,839,279                      1,839,279
Bay Area Govt Assn CA Lease West
Sacramento Ser A (XLCA Insd) (c)                   5.000    09/01/24                     2,634,195                      2,634,195
Bay Area Toll Auth CA Toll Brdg Rev
San Francisco Bay Area Ser D                       5.000    04/01/17      1,087,380                      2,174,760      3,262,140
Benicia, CA Uni Sch Dist Ser B (MBIA
Insd)                                                  *    08/01/18                       518,530                        518,530
Beverly Hills, CA Pub Fin Auth Lease
Rev Ser A (MBIA Insd)                              5.250    06/01/12                                     2,828,075      2,828,075
Blythe, CA Redev Agy Redev Proj No 1
Tax Alloc Ser A Rfdg (c)                           7.500    05/01/23                     1,676,332                      1,676,332
Bonita, CA Uni Sch Dist Election 2004
Ser A (MBIA Insd) (c)                              5.250    08/01/22                     1,891,066                      1,891,066
Borrego, CA Wtr Dist Ctf Part Wtr Sys
Acquisition (c)                                    7.000    04/01/27                     1,110,472                      1,110,472
Brea & Olinda, CA Uni Sch Dist Ctf
Part Ser A Rfdg (FSA Insd) (c)                     5.500    08/01/19                                     1,574,953      1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf
Part Ser A Rfdg (FSA Insd) (c)                     5.500    08/01/20                                     1,704,684      1,704,684
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)                5.250    12/01/19                                     2,207,300      2,207,300
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)                5.250    12/01/23                                     1,622,040      1,622,040
Burbank, CA Wastewtr Treatment Rev
Ser A (AMBAC Insd)                                 5.000    06/01/29                     2,125,652                      2,125,652
Calexico, CA Uni Sch Dist Ser A
(MBIA Insd) (c)                                    5.000    08/01/27                     2,142,936                      2,142,936
California Edl Fac Auth Rev Pooled
College & Univ Ser B                               6.625    06/01/20                     1,109,270                      1,109,270
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                          5.250    04/01/24                                     1,012,180      1,012,180
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                          6.750    06/01/30                                     1,087,360      1,087,360
California Edl Fac Auth Rev Student
Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)               6.000    03/01/16        536,628      1,067,943         536,628      2,141,199
California Hlth Fac Fin Auth Rev
Cedars Sinai Med Ctr Ser A                         6.125    12/01/19      1,100,980      2,752,450                      3,853,430
California Hsg Fin Agy Rev Multi-Family
Hsg III Ser A (AMT) (MBIA Insd)                    5.850    08/01/17      1,048,140                      1,048,140      2,096,280
California Infrastructure & Econ Dev Bk
Rev (MBIA Insd)                                    5.500    06/01/15      1,128,210                                     1,128,210
California Infrastructure & Econ Dev Bk
Rev Bay Area Toll Brdgs First Lien Ser
A (FGIC Insd)                                      5.000    07/01/29                                     2,064,500      2,064,500
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)          5.900    06/01/14                                     1,187,840      1,187,840
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Pacific Gas & Elec Ser A Rfdg
(AMT) (FGIC Insd)                                  3.500    12/01/23                                     3,070,170      3,070,170



                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

         VKC           VQC          VCV        PROFORMA
      PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
        (000)         (000)        (000)        (000)     DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
         1,000         6,200                     7,200    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
                                                          Southn CA Edison Co (AMT) (AMBAC Insd)
                                     215           215    California Rural Home Mtg Fin Auth Single Family Mtg
                                                          Rev Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)
                                      50            50    California Rural Home Mtg Fin Auth Single Family Mtg
                                                          Rev Mtg Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)
                                      70            70    California Rural Home Mtg Fin Auth Single Family Mtg
                                                          Rev Mtg Bkd Secs Ser A2 (AMT) (GNMA Collateralized)
                         320                       320    California Rural Home Mtg Fin Auth Single Family Mtg
                                                          Rev Pgm Ser B (AMT) (GNMA Collateralized)
            60            60                       120    California Rural Home Mtg Fin Auth Single Family Mtg
                                                          Rev Ser C (AMT) (GNMA Collateralized)
                       1,060                     1,060    California Spl Dist Assn Fin Corp Ctf Part Spl Dist
                                                          Fin Pgm Ser KK (FSA Insd) (c)
                                   2,400         2,400    California St (AMBAC Insd)
                       1,000                     1,000    California St (CIFG Insd)
         2,000                     1,000         3,000    California St (FGIC Insd)
                                   1,000         1,000    California St (MBIA Insd)
                       2,005                     2,005    California St Cpn Muni Rcpts
                       2,555                     2,555    California St Cpn Muni Rcpts
                       2,000                     2,000    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)
                       9,600                     9,600    California St Prin Muni Rcpts (XLCA Insd)
                                   1,585         1,585    California St Pub Wks Brd Dept Corrections Ser C
                                   1,000         1,000    California St Pub Wks Brd Dept Corrections Ser C
                                   3,000         3,000    California St Pub Wks Brd Energy Efficiency Rev Ser A
                                                          (FSA Insd)
                       2,205                     2,205    California St Pub Wks Brd Lease Rev Dept Corrections
                                                          Ser E Rfdg (XLCA Insd)
                       1,000                     1,000    California St Pub Wks Brd Lease Rev Dept Hlth Svcs
                                                          Ser A (MBIA Insd)
                       2,340                     2,340    California St Rfdg (FGIC Insd)
                                   1,255         1,255    California St Rfdg (XLCA Insd)
         1,000                                   1,000    California St Univ Fresno Assn Inc Rev Sr Aux
                                                          Organization Event Ctr
                                   1,000         1,000    California St Univ Fresno Assn Sr Aux Organization
                                                          Event Ctr
         1,000                     3,000         4,000    California St Vet Bd Ser BH (AMT) (FSA Insd)
         1,000         2,000       2,000         5,000    California St Vet Bd Ser BH (AMT) (FSA Insd)
                         960                       960    California St Vet Ser BJ (AMT)
                       2,000                     2,000    California Statewide Cmntys Dev Auth Ctf Part
                                                          (Acquired 11/23/99, Cost $2,000,000) (a)
                       1,325                     1,325    California Statewide Cmntys Dev Auth Wtr & Wastewtr
                                                          Rev Pooled Fin Pgm Ser B (FSA Insd)
                       1,280                     1,280    California Statewide Cmntys Dev Auth Wtr Rev Pooled
                                                          Fin Pgm Ser C (FSA Insd)
                                   1,000         1,000    California Statewide Cmntys Dev Huntington Mem Hosp
                                                          (Connie Lee Insd)
                       2,000                     2,000    Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev
                                                          Proj Ser A
                       1,595                     1,595    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)
                       1,675                     1,675    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)
                         235                       235    Carson, CA Impt Bond Act 1915 Assmt Dist No 92-1
                       2,000                     2,000    Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)
                       1,085                     1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                                          (MBIA Insd) (c)
                       1,085                     1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                                          (MBIA Insd) (c)
                                   1,085         1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                                          (MBIA Insd) (c)


                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
California Pollutn Ctl Fin Auth Pollutn Ctl Rev
Southn CA Edison Co (AMT) (AMBAC Insd)                   6.000   07/01/27      1,002,760    6,217,112                     7,219,872
California Rural Home Mtg Fin Auth Single Family Mtg
Rev Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)   6.150   06/01/20                                    219,038        219,038
California Rural Home Mtg Fin Auth Single Family Mtg
Rev Mtg Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)   7.500   08/01/27                                     51,692         51,692
California Rural Home Mtg Fin Auth Single Family Mtg
Rev Mtg Bkd Secs Ser A2 (AMT) (GNMA Collateralized)      7.950   12/01/24                                     70,701         70,701
California Rural Home Mtg Fin Auth Single Family Mtg
Rev Pgm Ser B (AMT) (GNMA Collateralized)                6.250   12/01/31                     326,144                       326,144
California Rural Home Mtg Fin Auth Single Family Mtg
Rev Ser C (AMT) (GNMA Collateralized)                    7.800   02/01/28         62,071       62,071                       124,142
California Spl Dist Assn Fin Corp Ctf Part Spl Dist
Fin Pgm Ser KK (FSA Insd) (c)                            5.800   11/01/29                   1,185,451                     1,185,451
California St (AMBAC Insd)                               6.400   09/01/08                                  2,758,632      2,758,632
California St (CIFG Insd)                                5.000   10/01/22                   1,055,820                     1,055,820
California St (FGIC Insd)                                5.000   10/01/23      2,067,000                   1,033,500      3,100,500
California St (MBIA Insd)                                5.000   02/01/26                                  1,039,820      1,039,820
California St Cpn Muni Rcpts                                 *   03/01/08                   1,831,146                     1,831,146
California St Cpn Muni Rcpts                                 *   09/01/09                   2,190,223                     2,190,223
California St Dept Wtr Res Pwr Ser A (AMBAC Insd)        5.500   05/01/16                   2,284,560                     2,284,560
California St Prin Muni Rcpts (XLCA Insd)                    *   09/01/09                   8,280,576                     8,280,576
California St Pub Wks Brd Dept Corrections Ser C         5.000   06/01/09                                  1,729,219      1,729,219
California St Pub Wks Brd Dept Corrections Ser C         5.500   06/01/23                                  1,089,060      1,089,060
California St Pub Wks Brd Energy Efficiency Rev Ser A
(FSA Insd)                                               5.250   05/01/08                                  3,038,310      3,038,310
California St Pub Wks Brd Lease Rev Dept Corrections
Ser E Rfdg (XLCA Insd)                                   5.000   06/01/18                   2,402,017                     2,402,017
California St Pub Wks Brd Lease Rev Dept Hlth Svcs
Ser A (MBIA Insd)                                        5.750   11/01/24                   1,125,020                     1,125,020
California St Rfdg (FGIC Insd)                           5.000   02/01/23                   2,456,087                     2,456,087
California St Rfdg (XLCA Insd)                           5.500   03/01/11                                  1,421,062      1,421,062
California St Univ Fresno Assn Inc Rev Sr Aux
Organization Event Ctr                                   6.000   07/01/22      1,060,320                                  1,060,320
California St Univ Fresno Assn Sr Aux Organization
Event Ctr                                                6.000   07/01/31                                  1,055,770      1,055,770
California St Vet Bd Ser BH (AMT) (FSA Insd)             5.400   12/01/15      1,025,850                   3,077,550      4,103,400
California St Vet Bd Ser BH (AMT) (FSA Insd)             5.400   12/01/16      1,025,850    2,051,700      2,051,700      5,129,250
California St Vet Ser BJ (AMT)                           5.700   12/01/32                     984,922                       984,922
California Statewide Cmntys Dev Auth Ctf Part
(Acquired 11/23/99, Cost $2,000,000) (a)                 7.250   11/01/29                   2,092,480                     2,092,480
California Statewide Cmntys Dev Auth Wtr & Wastewtr
Rev Pooled Fin Pgm Ser B (FSA Insd)                      5.250   10/01/23                   1,433,226                     1,433,226
California Statewide Cmntys Dev Auth Wtr Rev Pooled
Fin Pgm Ser C (FSA Insd)                                 5.250   10/01/28                   1,356,134                     1,356,134
California Statewide Cmntys Dev Huntington Mem Hosp
(Connie Lee Insd)                                        5.750   07/01/16                                  1,079,820      1,079,820
Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev
Proj Ser A                                               6.550   10/01/32                   2,163,960                     2,163,960
Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)              *   08/01/24                     590,341                       590,341
Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)              *   08/01/25                     581,242                       581,242
Carson, CA Impt Bond Act 1915 Assmt Dist No 92-1         7.375   09/02/22                     239,263                       239,263
Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)    5.000   10/01/23                   2,129,000                     2,129,000
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (c)                                              *   08/01/27                     328,147                       328,147
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (c)                                              *   08/01/28                     309,192                       309,192
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (c)                                              *   08/01/32                                    244,928        244,928

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


          VKC           VQC          VCV        PROFORMA
      PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
         (000)         (000)        (000)        (000)    DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
                                   1,085         1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                                          (MBIA Insd) (c)
                                   2,000         2,000    Central Vly Fin Auth CA Cogeneration Proj Rev Carson
                                                          Ice Gen Proj Rev (MBIA Insd)
                       3,140                     3,140    Cerritos, CA Cmnty College Dist Election 2004 Ser A
                                                          (MBIA Insd) (c)
                                   1,500         1,500    Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)
                                   1,440         1,440    Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr
                                                          Sys Proj (AMBAC Insd)
                       2,385                     2,385    Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D
                                                          Rfdg
                       1,000                     1,000    Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg
                       1,000                     1,000    Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor
                                                          Redev Proj
                       2,000                     2,000    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmntys Ctr
                                                          Proj (XLCA Insd)
         1,600                                   1,600    Commerce, CA Jt Pwr Fin Cmnty Ctr Proj (XLCA Insd)
                                   1,580         1,580    Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd)
                                                          (c) (d)
                                   1,230         1,230    Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
                                                          Insd)
                                   1,110         1,110    Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
                                                          Insd)
                                   1,965         1,965    Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp
                                                          Proj Rfdg (MBIA Insd)
                                   1,250         1,250    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
                                                          Insd)
                                   1,595         1,595    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
                                                          Insd)
                                   1,735         1,735    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
                                                          Insd) (c)
                         615                       615    Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch
                                                          Area Ser A
                       1,000                     1,000    Duarte, CA Redev Agy Tax Alloc Davis Addition Proj
                                                          Area Rfdg
         1,000         1,000                     2,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)
                       2,445       2,000         4,445    East Bay, CA Muni Util Dist Wtr Sys Rev Sub
         1,280                                   1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area
                                                          Ser B Rfdg (AMT) (MBIA Insd) (c)
                                   1,000         1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                                   1,000         1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                       1,220                     1,220    Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin
         1,000                                   1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg
                                                          Proj B (MBIA Insd)
                       1,000       1,000         2,000    Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac
                                                          Dist No 5 New Sch (FSA Insd)
                       2,155       3,000         5,155    Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc
                                                          Ser A (MBIA Insd)
         1,000         1,000                     2,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie
                                                          Lee Insd)
                                   1,010         1,010    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
                                                          Cap Apprec Ser A (AMBAC Insd) (c)
                                   1,060         1,060    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
                                                          Cap Apprec Ser A (AMBAC Insd) (c)
         1,000                                   1,000    Fontana, CA Redev Agy Tax Alloc Southeast Indl Pk
                                                          Proj Rfdg (MBIA Insd)
                      15,000                    15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
                                                          Apprec Rfdg

                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (c)                                              *   08/01/33                                    231,615        231,615
Central Vly Fin Auth CA Cogeneration Proj Rev Carson
Ice Gen Proj Rev (MBIA Insd)                             5.000   07/01/17                                  2,163,580      2,163,580
Cerritos, CA Cmnty College Dist Election 2004 Ser A
(MBIA Insd) (c)                                          5.000   08/01/27                   3,256,368                     3,256,368
Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)           5.000   05/01/27                                  1,554,120      1,554,120
Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr
Sys Proj (AMBAC Insd)                                    7.000   08/01/08                                  1,680,293      1,680,293
Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D
Rfdg                                                     8.625   09/01/24                   2,682,338                     2,682,338
Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg    5.875   12/01/28                   1,023,010                     1,023,010
Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor
Redev Proj                                               6.300   09/01/36                   1,064,650                     1,064,650
Commerce, CA Jt Pwr Fin Auth Lease Rev Cmntys Ctr
Proj (XLCA Insd)                                         5.000   10/01/34                   2,039,920                     2,039,920
Commerce, CA Jt Pwr Fin Cmnty Ctr Proj (XLCA Insd)       5.000   10/01/29      1,639,568                                  1,639,568
Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd)
(c) (d)                                                  5.000   07/01/06                                  1,622,897      1,622,897
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
Insd)                                                    5.500   06/01/25                                  1,364,833      1,364,833
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA
Insd)                                                    5.000   06/01/29                                  1,148,861      1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp
Proj Rfdg (MBIA Insd)                                    5.500   11/01/22                                  2,153,424      2,153,424
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
Insd)                                                        *   09/01/16                                    754,075        754,075
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
Insd)                                                        *   09/01/17                                    909,325        909,325
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA
Insd) (c)                                                    *   09/01/18                                    934,055        934,055
Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch
Area Ser A                                               6.500   09/01/15                     656,445                       656,445
Duarte, CA Redev Agy Tax Alloc Davis Addition Proj
Area Rfdg                                                6.700   09/01/14                   1,078,020                     1,078,020
East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)      5.000   06/01/21      1,054,720    1,054,720                     2,109,440
East Bay, CA Muni Util Dist Wtr Sys Rev Sub              5.250   06/01/19                   2,668,937      2,183,180      4,852,117
El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area
Ser B Rfdg (AMT) (MBIA Insd) (c)                         5.250   07/01/15      1,411,725                                  1,411,725
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)      5.600   09/01/29                                  1,095,480      1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)      5.600   09/01/34                                  1,095,810      1,095,810
Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin         5.900   09/02/21                   1,244,998                     1,244,998
Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg
Proj B (MBIA Insd)                                       5.000   09/01/19      1,074,820                                  1,074,820
Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac
Dist No 5 New Sch (FSA Insd)                             5.375   08/15/29                   1,065,440      1,065,440      2,130,880
Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc
Ser A (MBIA Insd)                                        5.000   09/01/33                   2,209,996      3,076,560      5,286,556
Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie
Lee Insd)                                                5.250   12/01/19      1,102,130    1,102,130                     2,204,260
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
Cap Apprec Ser A (AMBAC Insd) (c)                            *   10/01/19                                    511,252        511,252
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
Cap Apprec Ser A (AMBAC Insd) (c)                            *   10/01/21                                    475,410        475,410
Fontana, CA Redev Agy Tax Alloc Southeast Indl Pk
Proj Rfdg (MBIA Insd)                                    5.000   09/01/22      1,060,100                                  1,060,100
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
Apprec Rfdg                                                  *   01/15/26                   4,312,650                     4,312,650

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

          VKC           VQC          VCV        PROFORMA
       PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
         (000)         (000)        (000)        (000)    DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
         1,000         4,000       6,000        11,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
                                                          Apprec Rfdg
                                   5,000         5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
                                                          Apprec Rfdg
                                   2,950         2,950    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
                                                          Apprec Sr Lien Ser A (Escrowed to Maturity)
                       2,500       3,000         5,500    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                                                          Apprec Rfdg (b)
         1,000         2,000                     3,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                                                          Apprec Sr Lien Ser A (Escrowed to Maturity) (b)
                                   1,000         1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg
                                   1,000         1,000    Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser
                                                          A Rfdg (MBIA Insd)
                                   1,115         1,115    Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs
                                                          Cap Impt Pgm (FSA Insd)
                       1,000       1,500         2,500    Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)
                       1,400                     1,400    Hawaii Desert, CA Mem Hlthcare Dist Rev Rfdg
                       1,000                     1,000    Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr
                                                          Sys Proj Ser A
         1,000         1,000                     2,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)
                                   2,000         2,000    Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl
                                                          No 1 Rfdg (MBIA Insd)
                                   1,000         1,000    Inland Empire Solid Waste Fin Auth CA Rev Landfill
                                                          Impt Fin Proj Ser B (AMT) (Prerefunded @ 08/01/06)
                                                          (FSA Insd)
         1,000         1,435       1,000         3,435    Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev
                                                          Ser B (AMBAC Insd)
           800                                     800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
                                                          Campus Ser A (AMBAC Insd) (c)
                                   1,000         1,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)
                                   1,420         1,420    La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
                                                          1 (AMBAC Insd)
                                   1,600         1,600    La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
                                                          1 Rfdg (MBIA Insd)
                       1,500                     1,500    La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
                                                          1 (AMBAC Insd)
                                   1,145         1,145    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
                                                          c)
                                   1,020         1,020    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)
                                   1,255         1,255    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
                                   1,000         1,000    Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor
                                                          Refin Proj Ser A (AMBAC Insd)
                                   1,685         1,685    Long Beach, CA Bd Fin Auth North Long Beach Redev
                                                          Proj Ser A (AMBAC Insd)
                       3,555                     3,555    Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)
                                   1,000         1,000    Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)
                                   1,000         1,000    Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A
                                                          (AMBAC Insd)
                                   1,000         1,000    Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L.
                                                          A. (AMBAC Insd)
         1,000                                   1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
                                                          (Prerefunded @ 07/01/12) (MBIA Insd)
         1,000                                   1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)
                       2,000                     2,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop
                                                          A First Tier Sr Ser C Rfdg (AMBAC Insd)
                       1,850                     1,850    Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig
                                                          Ser A (MBIA Insd)
         1,250                                   1,250    Los Angeles Cnty, CA Sch Regionalized Business Svc
                                                          Ctf LA Cnty Sch Pooled Fin Proj Ser A (FSA Insd)


                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
Apprec Rfdg                                                  *   01/15/30        224,020      896,080      1,344,120      2,464,220
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
Apprec Rfdg                                                  *   01/15/31                                  1,053,350      1,053,350
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
Apprec Sr Lien Ser A (Escrowed to Maturity)                  *   01/01/27                                    977,364        977,364
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
Apprec Rfdg (b)                                        0/5.875   01/15/27                   1,997,175      2,396,610      4,393,785
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
Apprec Sr Lien Ser A (Escrowed to Maturity) (b)        0/7.050   01/01/10      1,186,380    2,372,760                     3,559,140
Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg        5.750   01/15/40                                  1,011,950      1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser
A Rfdg (MBIA Insd)                                       5.750   11/01/16                                  1,121,580      1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs
Cap Impt Pgm (FSA Insd)                                  5.000   12/15/23                                  1,183,662      1,183,662
Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)     5.500   09/01/19                   1,119,380      1,679,070      2,798,450
Hawaii Desert, CA Mem Hlthcare Dist Rev Rfdg             5.500   10/01/19                   1,382,836                     1,382,836
Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr
Sys Proj Ser A                                           6.200   10/01/25                   1,044,610                     1,044,610
Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)   5.250   11/01/23      1,080,780    1,080,780                     2,161,560
Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl
No 1 Rfdg (MBIA Insd)                                    5.500   05/01/14                                  2,171,080      2,171,080
Inland Empire Solid Waste Fin Auth CA Rev Landfill
Impt Fin Proj Ser B (AMT) (Prerefunded @ 08/01/06)
(FSA Insd)                                               6.000   08/01/16                                  1,086,990      1,086,990
Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev
Ser B (AMBAC Insd)                                       5.000   09/02/22      1,037,190    1,488,368      1,037,190      3,562,748
Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
Campus Ser A (AMBAC Insd) (c)                            5.000   08/01/19        861,760                                    861,760
La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)            5.250   09/01/24                                  1,083,430      1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
1 (AMBAC Insd)                                           5.000   09/01/22                                  1,513,649      1,513,649
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
1 Rfdg (MBIA Insd)                                       7.300   09/01/08                                  1,888,704      1,888,704
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No
1 (AMBAC Insd)                                           5.125   09/01/32                   1,560,705                     1,560,705
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
c)                                                           *   08/01/21                                    517,609        517,609
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)           *   08/01/24                                    377,522        377,522
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)       *   08/01/25                                    435,498        435,498
Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor
Refin Proj Ser A (AMBAC Insd)                            5.250   05/01/24                                  1,073,250      1,073,250
Long Beach, CA Bd Fin Auth North Long Beach Redev
Proj Ser A (AMBAC Insd)                                  5.375   08/01/21                                  1,855,303      1,855,303
Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)           5.250   05/15/18                   3,766,985                     3,766,985
Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)     5.000   06/01/26                                  1,030,250      1,030,250
Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A
(AMBAC Insd)                                             5.500   08/01/31                                  1,083,490      1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L.
A. (AMBAC Insd)                                          6.000   11/01/19                                  1,158,960      1,158,960
Los Angeles, CA Uni Sch Dist 1997 Election Ser E
(Prerefunded @ 07/01/12) (MBIA Insd)                     5.500   07/01/17      1,137,100                                  1,137,100
Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)            5.250   07/01/20      1,097,310                                  1,097,310
Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop
A First Tier Sr Ser C Rfdg (AMBAC Insd)                  5.000   07/01/23                   2,079,900                     2,079,900
Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig
Ser A (MBIA Insd)                                        6.900   06/30/08                   2,147,313                     2,147,313
Los Angeles Cnty, CA Sch Regionalized Business Svc
Ctf LA Cnty Sch Pooled Fin Proj Ser A (FSA Insd)         5.000   09/01/28      1,289,113                                  1,289,113

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


        VKC           VQC          VCV        PROFORMA
     PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
       (000)         (000)        (000)        (000)      DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
                       1,200                     1,200    Los Angeles Cnty, CA Sch Regionalized Business Svc
                                                          Ctf Part Cap Apprec Pooled Fin Ser A (AMBAC Insd)
           517                                     517    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease
                                                          Ltd (FSA Insd)
                       2,000                     2,000    Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth
                                                          Rev Bunker Hill Proj Ser A (FSA Insd)
                       1,900                     1,900    Los Angeles, CA Ctf Part
                       1,000                     1,000    Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W
                                                          L.A. (AMBAC Insd)
         2,000                                   2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)
                       1,468                     1,468    Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab
                                                          Proj Ser A (AMT) (FNMA Collateralized)
                         460                       460    Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A
                                                          (AMT) (GNMA Collateralized)
                       1,000                     1,000    Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)
                                   1,000         1,000    Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C
                                                          (FSA Insd)
         1,000                                   1,000    Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)
                       1,190                     1,190    Lynwood, CA Util Auth Enterp Rev (FSA Insd) (c)
                                   3,650         3,650    Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B
                                                          (FGIC Insd)
                       1,000                     1,000    Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA
                                                          Insd)
                                   2,400         2,400    Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC
                                                          Insd)
                       3,720                     3,720    Midpeninsula Regl Open Space Dist CA Fin Auth Rev
                                                          (AMBAC Insd) (c)
                                   3,240         3,240    Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap
                                                          Apprec Second Issue (AMBAC Insd)
                       1,710                     1,710    Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA
                                                          Insd)
                       2,000                     2,000    Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda
                                                          Mobile Home Pk Proj
         1,405                                   1,405    Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (c)
                       1,000                     1,000    Moorpark, CA Uni Sch Dist Ser A (FSA Insd)
                                   3,180         3,180    Mount Diablo, CA Uni Sch Dist (FSA Insd)
                       1,110                     1,110    Mountain View Los Altos, CA Uni High Sch Dist Cap
                                                          Apprec Ser D (FSA Insd) (c)
                       1,730                     1,730    National City, CA Cmnty Dev Commn Tax Alloc National
                                                          City Redev Proj Ser A (AMBAC Insd) (c)
                       2,000                     2,000    Needles, CA Pub Util Auth Util Sys Acquisition Proj
                                                          Ser A
                       2,000                     2,000    Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy
                                                          Retrofit Proj (Prerefunded @ 11/15/06) (Acquired
                                                          5/24/96, Cost $1,908,220) (a)
                       1,000                     1,000    Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part
                                                          Om-Energy Retrofit Proj (Prerefunded @ 11/15/05)
                                                          (Acquired 1/22/02, Cost $1,153,610) (a)
                       2,000       1,000         3,000    Oxnard, CA Harbor Dist Rev Ser B
                                   1,230         1,230    Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2
                                                          Ser A Rfdg (MBIA Insd) (c)
                                   1,100         1,100    Pasadena, CA Area Cmnty College Dist Election of 2002
                                                          Ser A (FGIC Insd)
                         870                       870    Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr
                                                          West (Escrowed to Maturity)
                       1,040                     1,040    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA
                                                          Insd) (c)
                       1,000                     1,000    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA
                                                          Insd)
         1,000                                   1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA
                                                          Insd)
                       1,375                     1,375    Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty
                                                          Dev Proj (AMBAC Insd)




                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty, CA Sch Regionalized Business Svc
Ctf Part Cap Apprec Pooled Fin Ser A (AMBAC Insd)            *   08/01/26                     387,408                       387,408
Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease
Ltd (FSA Insd)                                           7.375   12/15/06        520,603                                    520,603
Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth
Rev Bunker Hill Proj Ser A (FSA Insd)                    5.000   12/01/27                   2,074,540                     2,074,540
Los Angeles, CA Ctf Part                                 5.700   02/01/18                   1,996,862                     1,996,862
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L.
A. (AMBAC Insd)                                          6.000   11/01/19                   1,158,960                     1,158,960
Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)     5.000   07/01/26      2,089,580                                  2,089,580
Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab
Proj Ser A (AMT) (FNMA Collateralized)                   5.700   12/01/27                   1,533,347                     1,533,347
Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A
(AMT) (GNMA Collateralized)                              6.875   06/01/25                     460,193                       460,193
Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)      5.375   07/01/18                   1,114,440                     1,114,440
Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C
(FSA Insd)                                               5.000   06/01/27                                  1,036,340      1,036,340
Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)   5.000   08/01/25      1,050,750                                  1,050,750
Lynwood, CA Util Auth Enterp Rev (FSA Insd) (c)          5.000   06/01/25                   1,241,860                     1,241,860
Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                                  *   09/01/22                                  1,540,373      1,540,373
Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA      5.250   06/01/30                   1,054,700                     1,054,700
Insd)
Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC
Insd)                                                    5.000   10/01/26                                  2,500,728      2,500,728
Midpeninsula Regl Open Space Dist CA Fin Auth Rev            *   08/01/27                   1,038,215                     1,038,215
(AMBAC Insd) (c)
Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap
Apprec Second Issue (AMBAC Insd)                             *   08/01/26                                    962,118        962,118
Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA
Insd)                                                    5.250   07/01/17                   1,897,125                     1,897,125
Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda
Mobile Home Pk Proj                                      6.000   11/15/22                   1,998,840                     1,998,840
Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (c)           5.375   08/01/18      1,581,285                                  1,581,285
Moorpark, CA Uni Sch Dist Ser A (FSA Insd)               5.000   08/01/23                   1,052,490                     1,052,490
Mount Diablo, CA Uni Sch Dist (FSA Insd)                 5.000   08/01/26                                  3,298,709      3,298,709
Mountain View Los Altos, CA Uni High Sch Dist Cap
Apprec Ser D (FSA Insd) (c)                                  *   08/01/24                     410,833                       410,833
National City, CA Cmnty Dev Commn Tax Alloc National
City Redev Proj Ser A (AMBAC Insd) (c)                   5.500   08/01/32                   1,881,358                     1,881,358
Needles, CA Pub Util Auth Util Sys Acquisition Proj
Ser A                                                    6.500   02/01/22                   2,059,860                     2,059,860
Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy
Retrofit Proj (Prerefunded @ 11/15/06) (Acquired
5/24/96, Cost $1,908,220) (a)                            6.750   11/15/14                   2,230,560                     2,230,560
Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part
Om-Energy Retrofit Proj (Prerefunded @ 11/15/05)
(Acquired 1/22/02, Cost $1,153,610) (a)                  7.000   11/15/11                   1,073,350                     1,073,350
Oxnard, CA Harbor Dist Rev Ser B                         6.000   08/01/24                   2,114,800      1,057,400      3,172,200
Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2
Ser A Rfdg (MBIA Insd) (c)                               5.000   08/01/21                                  1,318,708      1,318,708
Pasadena, CA Area Cmnty College Dist Election of 2002
Ser A (FGIC Insd)                                        5.000   06/01/21                                  1,175,548      1,175,548
Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr
West (Escrowed to Maturity)                                  *   12/01/07                     749,775                       749,775
Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA
Insd) (c)                                                5.000   10/01/24                   1,096,118                     1,096,118
Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA
Insd)                                                    5.000   10/01/31                   1,027,130                     1,027,130
Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA
Insd)                                                    5.500   05/01/19      1,163,280                                  1,163,280
Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty
Dev Proj (AMBAC Insd)                                        *   08/01/26                     444,469                       444,469


                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


         VKC           VQC          VCV        PROFORMA
      PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
        (000)         (000)        (000)        (000)     DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
                                   1,000         1,000    Pomona, CA Ctf Part Mission Promenade Proj Ser AE
                                                          (AMBAC Insd)
                                   3,350         3,350    Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)
                       1,000                     1,000    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A
                                                          (MBIA Insd)
                       2,000                     2,000    Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1
                                                          Sunridge Anatolia
                                   1,000         1,000    Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev
                                                          Proj (FSA Insd)
                       2,540                     2,540    Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984
                                                          Proj Ser A-E (MBIA Insd)
                       1,800                     1,800    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
                                                          Rfdg (MBIA Insd)
                       1,000                     1,000    Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr
                                                          Redev Proj
         1,000                                   1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
                                                          Rfdg (MBIA Insd)
                       4,000                     4,000    Redwood City, CA Sch Dist (FGIC Insd)
                       3,000                     3,000    Redwood City, CA Sch Dist (FGIC Insd)
                       1,000                     1,000    Richmond, CA Rev YMCA East Bay Proj Rfdg
                       1,400       2,000         3,400    Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
                                   2,000         2,000    Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
                                                          Rfdg (AMBAC Insd)
                                   1,360         1,360    Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41
                                                          Wtr Sys Proj (AMBAC Insd) (c)
                       2,000                     2,000    Sacramento, CA City Fin Auth City Hall & Redev Proj
                                                          Ser A (FSA Insd)
                       1,750       2,000         3,750    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)
                                     700           700    Sacramento, CA Cogeneration Auth Cogeneration Proj
                                                          Rev Proctor & Gamble Proj
                       2,000                     2,000    Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC
                                                          Insd)
                                   2,000         2,000    San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA
                                                          Insd)
                       2,500                     2,500    San Bernardino, CA Redev Agy Tax Alloc San Sevaine
                                                          Redev Proj Ser A
                       6,000                     6,000    San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B
                                                          (Inverse Fltg) (Prerefunded @ 04/27/06) (Variable
                                                          Rate Coupon) (MBIA Insd)  (e)
           955                                     955    San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT)
                                                          (GNMA Collateralized)
                                   1,000         1,000    San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)
                       1,000                     1,000    San Diego, CA Redev Agy Centre City Redev Proj Ser A
         1,000                                   1,000    San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser
                                                          A (FSA Insd)
                       1,000                     1,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt
                                                          Rev Second Ser Issue 12-A (AMT) (FGIC Insd)
                       1,000                     1,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt
                                                          Second Ser 27A Rfdg (AMT) (MBIA Insd)
                       3,000                     3,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt
                                                          Second Ser 27A Rfdg (AMT) (MBIA Insd)
                                   1,500         1,500    San Francisco, CA City & Cnty Arpt Commn Intl Arpt
                                                          Rev Second Ser 30 Rfdg (XLCA Insd)
                                   2,000         2,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt
                                                          Rev Second Ser Issue 12-A (AMT) (FGIC Insd)
                       3,225                     3,225    San Francisco, CA City & Cnty Redev Agy Lease Rev
                                                          George Moscone (XLCA Insd)
                       2,130                     2,130    San Francisco, CA City & Cnty Redev Agy Lease Rev
                                                          George Moscone (XLCA Insd)





                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA Ctf Part Mission Promenade Proj Ser AE
(AMBAC Insd)                                             5.375   10/01/32                                  1,064,830      1,064,830
Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)        5.375   11/01/25                                  3,537,031      3,537,031
Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A
(MBIA Insd)                                              5.000   06/15/33                   1,022,090                     1,022,090
Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1
Sunridge Anatolia                                        6.000   09/01/24                   2,058,980                     2,058,980
Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev
Proj (FSA Insd)                                          5.250   09/01/20                                  1,092,040      1,092,040
Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984
Proj Ser A-E (MBIA Insd)                                 5.250   04/01/33                   2,654,910                     2,654,910
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
Rfdg (MBIA Insd)                                         4.750   08/01/21                   1,848,654                     1,848,654
Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr
Redev Proj                                               7.000   07/01/16                   1,060,240                     1,060,240
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
Rfdg (MBIA Insd)                                         4.750   08/01/21      1,027,030                                  1,027,030
Redwood City, CA Sch Dist (FGIC Insd)                    5.000   07/15/23                   4,208,680                     4,208,680
Redwood City, CA Sch Dist (FGIC Insd)                    5.000   07/15/27                   3,099,570                     3,099,570
Richmond, CA Rev YMCA East Bay Proj Rfdg                 7.250   06/01/17                   1,044,450                     1,044,450
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A        5.875   12/01/27                   1,470,952      2,101,360      3,572,312
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
Rfdg (AMBAC Insd)                                        5.500   12/01/16                                  2,338,680      2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41
Wtr Sys Proj (AMBAC Insd) (c)                            5.000   06/01/17                                  1,482,237      1,482,237
Sacramento, CA City Fin Auth City Hall & Redev Proj
Ser A (FSA Insd)                                         5.000   12/01/28                   2,058,220                     2,058,220
Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)   5.000   12/01/33                   1,796,865      2,053,560      3,850,425
Sacramento, CA Cogeneration Auth Cogeneration Proj
Rev Proctor & Gamble Proj                                6.375   07/01/10                                    727,174        727,174
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC
Insd)                                                    5.250   08/01/31                   2,070,000                     2,070,000
San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA
Insd)                                                    5.500   09/01/20                                  2,241,500      2,241,500
San Bernardino, CA Redev Agy Tax Alloc San Sevaine
Redev Proj Ser A                                         7.000   09/01/24                   2,710,150                     2,710,150
San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B
(Inverse Fltg) (Prerefunded @ 04/27/06) (Variable
Rate Coupon) (MBIA Insd)  (e)                           10.820   04/08/21                   7,001,280                     7,001,280
San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT)
(GNMA Collateralized)                                    5.000   07/20/18        998,806                                    998,806
San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)       5.000   05/15/20                                  1,021,850      1,021,850
San Diego, CA Redev Agy Centre City Redev Proj Ser A     6.400   09/01/25                   1,065,400                     1,065,400
San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser
A (FSA Insd)                                             5.000   09/01/16      1,087,220                                  1,087,220
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser Issue 12-A (AMT) (FGIC Insd)              5.800   05/01/21                   1,048,590                     1,048,590
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                    5.250   05/01/26                   1,032,500                     1,032,500
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                    5.250   05/01/31                   3,080,550                     3,080,550
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser 30 Rfdg (XLCA Insd)                       5.250   05/01/16                                  1,680,990      1,680,990
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser Issue 12-A (AMT) (FGIC Insd)              5.800   05/01/21                                  2,097,180      2,097,180
San Francisco, CA City & Cnty Redev Agy Lease Rev
George Moscone (XLCA Insd)                                   *   07/01/12                   2,415,106                     2,415,106
San Francisco, CA City & Cnty Redev Agy Lease Rev
George Moscone (XLCA Insd)                                   *   07/01/14                   1,441,179                     1,441,179

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

         VKC           VQC          VCV        PROFORMA
     PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
        (000)         (000)        (000)        (000)     DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
         2,000         5,000       1,000         8,000    San Jose, CA Fin Auth Lease Rev Convention Ctr Proj
                                                          Ser F Rfdg (MBIA Insd)
                       1,000                     1,000    San Jose, CA Single Family Mtg Rev Cap Accumulator
                                                          (Escrowed to Maturity) (GEMIC Insd)
                                   1,600         1,600    San Leandro, CA Ctf Part Lib & Fire Stations Fin
                                                          (AMBAC Insd)
                       2,000                     2,000    San Leandro, CA Ctf Part Lib & Fire Stations Fin
                                                          (AMBAC Insd)
                       1,000                     1,000    San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area
                                                          3 Ser A
                       2,725                     2,725    San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)
                       3,000       1,000         4,000    San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)
         1,000                                   1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)
                       1,000                     1,000    Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts
                                                          Ser B (AMT) (FNMA Collateralized)
         1,350                                   1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd) (c)
                       2,820                     2,820    Santa Ana, CA Uni Sch Dist (MBIA Insd)
         1,000         3,200                     4,200    Semitropic Impt Dist Semitropic Wtr Storage Dist CA
                                                          Wtr Ser A (XLCA Insd)
                       1,005                     1,005    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II
                                                          Rfdg (Acquired 7/28/98, Cost $1,005,000) (a)
                                   1,220         1,220    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                          West End Proj Rfdg (FGIC Insd) (c)
                                   1,285         1,285    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                          West End Proj Rfdg (FGIC Insd) (c)
                                   1,350         1,350    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
                                                          West End Proj Rfdg (FGIC Insd) (c)
         1,305                                   1,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA
                                                          Insd)
                       1,640                     1,640    South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev
                                                          Proj Area 1-A Rfdg (FSA Insd)
                       5,000                     5,000    Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
           600                                     600    Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
                                     945           945    Stanton, CA Multi-Family Rev Hsg Contl Garden Apts
                                                          (AMT) (Variable Rate Coupon) (FNMA Collateralized)
         1,000         1,745                     2,745    State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)
                       1,000                     1,000    Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No
                                                          90-1 Rfdg
                                   1,260         1,260    Sweetwater, CA Auth Wtr Rev (FSA Insd)
         1,325                                   1,325    Sweetwater, CA Auth Wtr Rev (FSA Insd)
                                   2,000         2,000    University of CA Ctf Part San Diego Campus Proj Ser A
                       6,000                     6,000    University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC
                                                          Insd)
         1,000                                   1,000    University of CA Rev Multi Purp Proj Ser M (FGIC Insd)
                                   1,000         1,000    University of CA Rev Resh Fac Ser E (AMBAC Insd)
                       1,000                     1,000    Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)
                       2,000                     2,000    Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)
                       1,000                     1,000    Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile
                                                          Home Ser A (Prerefunded @ 02/01/25)
                                   1,000         1,000    Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA
                                                          Insd)




                            PUERTO RICO    5.1%




                                                                               VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
San Jose, CA Fin Auth Lease Rev Convention Ctr Proj
Ser F Rfdg (MBIA Insd)                                   5.000   09/01/17      2,172,340    5,430,850      1,086,170      8,689,360
San Jose, CA Single Family Mtg Rev Cap Accumulator
(Escrowed to Maturity) (GEMIC Insd)                          *   04/01/16                     620,290                       620,290
San Leandro, CA Ctf Part Lib & Fire Stations Fin
(AMBAC Insd)                                             5.700   11/01/20                                  1,819,184      1,819,184
San Leandro, CA Ctf Part Lib & Fire Stations Fin
(AMBAC Insd)                                             5.750   11/01/29                   2,226,960                     2,226,960
San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area
3 Ser A                                                  6.750   10/01/30                   1,088,030                     1,088,030
San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)          5.000   09/01/23                   2,910,845                     2,910,845
San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)      5.000   08/01/24                   3,171,810      1,057,270      4,229,080
Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                 5.600   08/01/23      1,178,240                                  1,178,240
Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts
Ser B (AMT) (FNMA Collateralized)                        5.650   11/01/21                   1,015,190                     1,015,190
Santa Ana, CA Uni Sch Dist (MBIA Insd) (c)               5.375   08/01/21      1,496,327                                  1,496,327
Santa Ana, CA Uni Sch Dist (MBIA Insd)                   5.375   08/01/27                   3,029,949                     3,029,949
Semitropic Impt Dist Semitropic Wtr Storage Dist CA
Wtr Ser A (XLCA Insd)                                    5.125   12/01/35      1,040,730    3,330,336                     4,371,066
Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II
Rfdg (Acquired 7/28/98, Cost $1,005,000) (a)             6.000   09/01/12                   1,051,933                     1,051,933
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                       5.250   09/01/20                                  1,335,863      1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                       5.250   09/01/21                                  1,401,036      1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                       5.250   09/01/22                                  1,464,588      1,464,588
South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA
Insd)                                                    5.800   09/02/18      1,487,687                                  1,487,687
South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev
Proj Area 1-A Rfdg (FSA Insd)                            5.000   10/01/29                   1,692,398                     1,692,398
Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs        6.750   07/01/12                   6,026,900                     6,026,900
Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs        5.500   07/01/20        600,882                                    600,882
Stanton, CA Multi-Family Rev Hsg Contl Garden Apts
(AMT) (Variable Rate Coupon) (FNMA Collateralized)       5.625   08/01/29                                  1,011,585      1,011,585
State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)   5.500   08/01/28      1,098,490    1,916,865                     3,015,355
Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No
90-1 Rfdg                                                6.400   09/01/15                   1,048,830                     1,048,830
Sweetwater, CA Auth Wtr Rev (FSA Insd)                   5.500   04/01/17                                  1,406,185      1,406,185
Sweetwater, CA Auth Wtr Rev (FSA Insd)                   5.500   04/01/18      1,478,726                                  1,478,726
University of CA Ctf Part San Diego Campus Proj Ser A    5.250   01/01/32                                  2,079,120      2,079,120
University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC
Insd)                                                    5.250   05/15/30                   6,322,680                     6,322,680
University of CA Rev Multi Purp Proj Ser M (FGIC Insd)   5.125   09/01/17      1,094,100                                  1,094,100
University of CA Rev Resh Fac Ser E (AMBAC Insd)         5.000   09/01/19                                  1,077,290      1,077,290
Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)         5.500   08/01/23                   1,114,960                     1,114,960
Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)      5.250   08/15/15                   2,198,060                     2,198,060
Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile
Home Ser A (Prerefunded @ 02/01/25)                      5.875   02/01/28                   1,106,370                     1,106,370
Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA
Insd)                                                    5.000   03/01/25                                  1,034,640      1,034,640
                                                                          ----------------------------------------------------------
                                                                              53,689,138  232,868,883    149,937,242    436,495,263
                                                                          ----------------------------------------------------------

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


          VKC           VQC          VCV        PROFORMA
       PAR AMOUNT    PAR AMOUNT   PAR AMOUNT   PAR AMOUNT
         (000)         (000)        (000)        (000)    DESCRIPTION
----------------------------------------------------------------------------------------------------------------
                                   5,000         5,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
                                                          Rfdg (FSA Insd)
                                   1,000         1,000    Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC
                                                          Insd)
                       2,000       2,000         4,000    Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)
         3,000                                   3,000    Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd) (d)





                            U. S. VIRGIN ISLANDS   1.9%
                       1,000       1,000         2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
                                                          Nt Ser A
                       1,000       1,000         2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
                                                          Nt Ser A
                       1,000                     1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
                                                          Nt Ser A (ACA Insd)


                                                                                VKC            VQC            VCV        PROFORMA
DESCRIPTION                                            COUPON   MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
Rfdg (FSA Insd)                                          6.250   07/01/21                                  6,341,300      6,341,300
Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC
Insd)                                                    5.250   07/01/16                                  1,127,080      1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)     5.375   07/01/17                   2,243,380      2,243,380      4,486,760
Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd) (d)     5.500   07/01/18      3,459,150                                  3,459,150
                                                                          ----------------------------------------------------------
                                                                               3,459,150    2,243,380      9,711,760     15,414,290
                                                                          ----------------------------------------------------------



Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A                                                 6.375   10/01/19                   1,158,180      1,158,180      2,316,360
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A                                                 6.500   10/01/24                   1,161,490      1,161,490      2,322,980
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A (ACA Insd)                                      6.125   10/01/29                   1,120,460                     1,120,460
                                                                          ----------------------------------------------------------
                                                                                       0    3,440,130      2,319,670      5,759,800
                                                                          ----------------------------------------------------------

                                                                           VKC             VQC            VCV         PROFORMA
                                                                      MARKET VALUE    MARKET VALUE   MARKET VALUE   MARKET VALUE
                                                                     ------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  151.1%
      (Cost $419,871,260).................................              57,148,288     238,552,393    161,968,672    457,669,353

TOTAL SHORT-TERM INVESTMENTS  0.1%
      (Cost $400,000).....................................                 200,000              -         200,000        400,000
                                                                     ------------------------------------------------------------
TOTAL INVESTMENTS  151.2%
      (Cost $420,271,260).................................              57,348,288    238,552,393     162,168,672    458,069,353

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.0)%                          (2,918,369)     2,529,735         277,279       (111,355)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (51.2%)             (20,014,576)   (75,015,404)    (60,010,848)  (155,040,828)
                                                                     ------------------------------------------------------------

NET ASSETS  100.0%                                                    $ 34,415,343  $ 166,066,724   $ 102,435,103  $ 302,917,170 (f)
                                                                     ============================================================

Percentages are calculated as a percentage of net assets applicable to common shares.
* Zero coupon bond
(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.0%, 3.9%, 0.0% and 2.1% of net assets applicable to common shares of Van Kampen California Municipal Trust, Van Kampen California Quality Municipal Trust, Van Kampen California Value Municipal Income Trust and Proforma, respectively.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) The Trust owns 100% of the bond issuance.
(d) Securities purchased on a when-issued or delayed delivery basis.
(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(f) Does not reflect a non-recurring cost associated with this transaction of approximately $352,920. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


                                                             Approximate Cost                   Cost Per Share
                                                         ---------------------------------------------------------
Van Kampen California Municipal Trust                     $               155,700                    $0.048
Van Kampen California Quality Municipal Trust                              15,570                     0.002
Van Kampen California Value Municipal Income Trust                        181,650                     0.030
                                                         -------------------------
                                                          $               352,920
                                                         =========================

                  VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)





 ACA -- American Capital Access Insurance Co.
 AMBAC -- AMBAC Indemnity Corp.
 AMT- Alternative Minimum Tax
 Asset Gty - Asset Guaranty Insurance Co.
 CA MTG - California Mortgage Insurance
 CIFG - CDC IXIS Financial Guaranty
 Connie Lee -- Connie Lee Insurance Co.
 FGIC -- Financial Guaranty Insurance Co.
 FNMA - Federal National Mortgage Association
 FSA -- Financial Security Assurance Inc.
 GEMIC - General Electric Mortgage Insurance Corp.
 GNMA -- Government National Mortgage Association
 LOC - Letter of Credit
 MBIA -- Municipal Bond Investors Assurance Corp.
 Radian - Radian Asset Assurance
 XLCA - XL Capital Assurance Inc.

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)



       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)              DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 158.5%
California  150.7%
            $1,020                                                 $1,020       A B C CA Uni Sch Dist Cap Apprec Ser B
                                                                                (FGIC Insd)
                                                $2,000              2,000       A B C CA Uni Sch Dist Cap Apprec Ser B
                                                                                (FGIC Insd)
                                                 1,610              1,610       A B C CA Uni Sch Dist Cap Apprec Ser B
                                                                                (FGIC Insd)
                              $1,000             1,000              2,000       Abag Fin Auth For Nonprofit Corp CA Ctf
                                                                                Part Childrens Hosp Med Ctr (AMBAC Insd)
                               1,000             1,000              2,000       Abag Fin Auth For Nonprofit Corp CA Insd
                                                                                Rev Ctf Lincoln Glen Manor Sr Citizens
                                                                                (CA MTG Insd)
             1,000             1,000             1,000              3,000       Abag Fin Auth For Nonprofit Corp CA
                                                                                Multi-Family Rev Hsg Utd Dominion Ser A
                                                                                Rfdg (AMT) (Asset Gty Insd)
                                                 1,000              1,000       Abag Fin Auth For Nonprofit Corp CA
                                                                                Multi-Family Rev Hsg Utd Dominion Ser B
                                                                                Rfdg (Variable Rate Coupon) (Asset Gty
                                                                                Insd)
                               1,205                                1,205       Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
                                                                                Insd)
                               1,400                                1,400       Alhambra, CA City Elem Sch Dist Ser A
                                                                                (FSA Insd)
                                                 1,485              1,485       Anaheim, CA City Sch Dist Election 2002
                                                                                (FGIC Insd)
             3,540                                                  3,540       Anaheim, CA Pub Fin Auth Lease Rev Cap
                                                                                Apprec Pub Impt Proj Ser C (FSA Insd)
             1,000                                                  1,000       Banning, CA Cmnty Redev Agy Tax Alloc
                                                                                Merged Downtown (Radian Insd)
             2,000             1,000             2,000              5,000       Bay Area Toll Auth CA Toll Brdg Rev San
                                                                                Francisco Bay Area Ser D
                                                 2,500              2,500       Beverly Hills, CA Pub Fin Auth Lease Rev
                                                                                Ser A (MBIA Insd)
             3,535                                                  3,535       Brea, CA Redev Agy Tax Alloc Ser A Rfdg
                                                                                (AMBAC Insd) (b)
                                                 1,390              1,390       Brea & Olinda, CA Uni Sch Dist Ctf Part
                                                                                Ser A Rfdg (FSA Insd) (b)
                                                 1,510              1,510       Brea & Olinda, CA Uni Sch Dist Ctf Part
                                                                                Ser A Rfdg (FSA Insd) (b)
                                                 2,000              2,000       Burbank, CA Pub Fin Auth Rev Golden
                                                                                State Redev Proj Ser A (AMBAC Insd)
                                                 1,500              1,500       Burbank, CA Pub Fin Auth Rev Golden
                                                                                State Redev Proj Ser A (AMBAC Insd)
             1,000                               1,000              2,000       California Edl Fac Auth Rev Pooled
                                                                                College & Univ Proj Ser B
             1,000                               1,000              2,000       California Edl Fac Auth Rev Pooled
                                                                                College & Univ Proj Ser B
               505               505               505              1,515       California Edl Fac Auth Rev Student Ln
                                                                                CA Ln Pgm Ser A (AMT) (MBIA Insd)
                               1,000                                1,000       California Hlth Fac Fin Auth Rev Cedars
                                                                                Sinai Med Ctr Ser A
               175                                                    175       California Hlth Fac Fin Auth Rev Hlth
                                                                                Fac Small Fac Ln Ser A (CA MTG Insd)
               275                                                    275       California Hlth Fac Fin Auth Rev Hlth
                                                                                Fac Small Fac Ln Ser A (CA MTG Insd)
             2,500                                                  2,500       California Hlth Fac Fin Auth Rev Insd
                                                                                Hlth Fac Vlycare Ser A (CA MTG Insd)
               975                                                    975       California Hsg Fin Agy Rev Home Mtg Ser
                                                                                M (AMT) (MBIA Insd)
             1,000             1,000             1,000              3,000       California Hsg Fin Agy Rev Multi-Family
                                                                                Hsg III Ser A (AMT) (MBIA Insd)
                               1,000                                1,000       California Infrastructure & Econ Dev Bk
                                                                                Rev (MBIA Insd)
                                                 2,000              2,000       California Infrastructure & Econ Dev Bk
                                                                                Rev Bay Area Toll Brdgs First Lien Ser A
                                                                                (FGIC Insd)
                                                 1,000              1,000       California Pollutn Ctl Fin Auth Pollutn
                                                                                Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)
             2,000                               3,000              5,000       California Pollutn Ctl Fin Auth Pollutn
                                                                                Ctl Rev Pacific Gas & Elec Ser A Rfdg
                                                                                (AMT) (FGIC Insd)
             4,500             1,000                                5,500       California Pollutn Ctl Fin Auth Pollutn
                                                                                Ctl Rev Southn CA Edison Co (AMT) (AMBAC
                                                                                Insd)
                                                   215                215       California Rural Home Mtg Fin Auth
                                                                                Single Family Mtg Rev Mtg Bkd Secs Pgm
                                                                                Ser B (AMT) (GNMA Collateralized)
                                                    50                 50       California Rural Home Mtg Fin Auth
                                                                                Single Family Mtg Rev Mtg Bkd Secs Pgm
                                                                                Ser C (AMT) (GNMA Collateralized)
                                                    70                 70       California Rural Home Mtg Fin Auth
                                                                                Single Family Mtg Rev Mtg Bkd Secs Ser
                                                                                A2 (AMT) (GNMA Collateralized)

                                                                    VIC              VKC              VCV             PROFORMA
DESCRIPTION                               COUPON   MATURITY    MARKET VALUE     MARKET VALUE     MARKET VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec
Ser B (FGIC Insd)                                *   08/01/17       $583,634                                              $583,634
A B C CA Uni Sch Dist Cap Apprec
Ser B (FGIC Insd)                                *   08/01/21                                         $904,260             904,260
A B C CA Uni Sch Dist Cap Apprec
Ser B (FGIC Insd)                                *   08/01/22                                          682,559             682,559
Abag Fin Auth For Nonprofit Corp CA
Ctf Part Childrens Hosp Med Ctr
(AMBAC Insd)                                5.875%   12/01/19                     $ 1,144,590        1,144,590           2,289,180
Abag Fin Auth For Nonprofit Corp CA
Insd Rev Ctf Lincoln Glen Manor Sr
Citizens (CA MTG Insd)                       6.100   02/15/25                       1,081,310        1,081,310           2,162,620
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion
Ser A Rfdg (AMT) (Asset Gty Insd)            6.400   08/15/30      1,092,660        1,092,660        1,092,660           3,277,980
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion
Ser B Rfdg (Variable Rate Coupon)
(Asset Gty Insd)                             6.250   08/15/30                                        1,094,810           1,094,810
Alameda Cnty, CA Wtr Dist Rev Rfdg
(MBIA Insd)                                  4.750   06/01/20                       1,236,655                            1,236,655
Alhambra, CA City Elem Sch Dist Ser
A (FSA Insd)                                 5.600   09/01/24                       1,565,942                            1,565,942
Anaheim, CA City Sch Dist Election
2002 (FGIC Insd)                             5.375   08/01/20                                        1,655,493           1,655,493
Anaheim, CA Pub Fin Auth Lease Rev
Cap Apprec Pub Impt Proj Ser C (FSA
Insd)                                            *   09/01/32        798,341                                               798,341
Banning, CA Cmnty Redev Agy Tax
Alloc Merged Downtown (Radian Insd)          5.000   08/01/23      1,027,530                                             1,027,530
Bay Area Toll Auth CA Toll Brdg Rev
San Francisco Bay Area Ser D                 5.000   04/01/17      2,174,760        1,087,380        2,174,760           5,436,900
Beverly Hills, CA Pub Fin Auth
Lease Rev Ser A (MBIA Insd)                  5.250   06/01/12                                        2,828,075           2,828,075
Brea, CA Redev Agy Tax Alloc Ser A
Rfdg (AMBAC Insd) (b)                        5.500   08/01/20      3,964,891                                             3,964,891
Brea & Olinda, CA Uni Sch Dist Ctf
Part Ser A Rfdg (FSA Insd) (b)               5.500   08/01/19                                        1,574,953           1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf
Part Ser A Rfdg (FSA Insd) (b)               5.500   08/01/20                                        1,704,684           1,704,684
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)          5.250   12/01/19                                        2,207,300           2,207,300
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)          5.250   12/01/23                                        1,622,040           1,622,040
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                    5.250   04/01/24      1,012,180                         1,012,180           2,024,360
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                    6.750   06/01/30      1,087,360                         1,087,360           2,174,720
California Edl Fac Auth Rev Student
Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)         6.000   03/01/16        536,628          536,628          536,628           1,609,884
California Hlth Fac Fin Auth Rev
Cedars Sinai Med Ctr Ser A                   6.125   12/01/19                       1,100,980                            1,100,980
California Hlth Fac Fin Auth Rev
Hlth Fac Small Fac Ln Ser A (CA MTG
Insd)                                        6.700   03/01/11        175,464                                               175,464
California Hlth Fac Fin Auth Rev
Hlth Fac Small Fac Ln Ser A (CA MTG
Insd)                                        6.750   03/01/20        275,954                                               275,954
California Hlth Fac Fin Auth Rev
Insd Hlth Fac Vlycare Ser A (CA MTG
Insd)                                        6.125   05/01/12      2,505,075                                             2,505,075
California Hsg Fin Agy Rev Home Mtg
Ser M (AMT) (MBIA Insd)                      5.550   08/01/17      1,025,817                                             1,025,817
California Hsg Fin Agy Rev
Multi-Family Hsg III Ser A (AMT)
(MBIA Insd)                                  5.850   08/01/17      1,048,140        1,048,140        1,048,140           3,144,420
California Infrastructure & Econ
Dev Bk Rev (MBIA Insd)                       5.500   06/01/15                       1,128,210                            1,128,210
California Infrastructure & Econ
Dev Bk Rev Bay Area Toll Brdgs
First Lien Ser A (FGIC Insd)                 5.000   07/01/29                                        2,064,500           2,064,500
California Pollutn Ctl Fin Auth
Pollutn Ctl Rev Gas & Elec Ser A
Rfdg (MBIA Insd)                             5.900   06/01/14                                        1,187,840           1,187,840
California Pollutn Ctl Fin Auth
Pollutn Ctl Rev Pacific Gas & Elec
Ser A Rfdg (AMT) (FGIC Insd)                 3.500   12/01/23      2,046,780                         3,070,170           5,116,950
California Pollutn Ctl Fin Auth
Pollutn Ctl Rev Southn CA Edison Co
(AMT) (AMBAC Insd)                           6.000   07/01/27      4,512,420        1,002,760                            5,515,180
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs
Pgm Ser B (AMT) (GNMA
Collateralized)                              6.150   06/01/20                                          219,038             219,038
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs
Pgm Ser C (AMT) (GNMA
Collateralized)                              7.500   08/01/27                                           51,692              51,692
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs
Ser A2 (AMT) (GNMA Collateralized)           7.950   12/01/24                                           70,701              70,701

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)         DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                               60                                   60     California Rural Home Mtg Fin Auth Single
                                                                           Family Mtg Rev Ser C (AMT) (GNMA
                                                                           Collateralized)
          2,110                                                  2,110     California Spl Dists Fin Prog Ser 00 (MBIA
                                                                           Insd) (b)
                                              2,400              2,400     California St (AMBAC Insd)
          1,000                                                  1,000     California St (CIFG Insd)
                            2,000             1,000              3,000     California St (FGIC Insd)
                                              1,000              1,000     California St (MBIA Insd)
          2,000                                                  2,000     California St Dept Wtr Res Pwr Ser A
                                                                           (AMBAC Insd)
          1,000                                                  1,000     California St Dept Wtr Res Wtr Ser W
                                              1,585              1,585     California St Pub Wks Brd Dept Corrections
                                                                           Ser C
                                              1,000              1,000     California St Pub Wks Brd Dept Corrections
                                                                           Ser C
                                              3,000              3,000     California St Pub Wks Brd Energy
                                                                           Efficiency Rev Ser A (FSA Insd)
                                              1,255              1,255     California St Rfdg (XLCA Insd)
                            1,000                                1,000     California St Univ Fresno Assn Inc Rev Sr
                                                                           Aux Organization Event Ctr
          1,000                                                  1,000     California St Univ Fresno Assn Sr Aux
                                                                           Organization Event Ctr
                                              1,000              1,000     California St Univ Fresno Assn Sr Aux
                                                                           Organization Event Ctr
          1,000             1,000             3,000              5,000     California St Vet Bd Ser BH (AMT) (FSA
                                                                           Insd)
          2,000             1,000             2,000              5,000     California St Vet Bd Ser BH (AMT) (FSA
                                                                           Insd)
                                              1,000              1,000     California Statewide Cmntys Dev Huntington
                                                                           Mem Hosp (Connie Lee Insd)
          1,085                                                  1,085     Cathedral City, CA Pub Fin Auth Rev Cap
                                                                           Apprec Ser A (MBIA Insd) (b)
          1,085                                                  1,085     Cathedral City, CA Pub Fin Auth Rev Cap
                                                                           Apprec Ser A (MBIA Insd) (b)
                                              1,085              1,085     Cathedral City, CA Pub Fin Auth Rev Cap
                                                                           Apprec Ser A (MBIA Insd) (b)
                                              1,085              1,085     Cathedral City, CA Pub Fin Auth Rev Cap
                                                                           Apprec Ser A (MBIA Insd) (b)
                                              2,000              2,000     Central Vly Fin Auth CA Cogeneration Proj
                                                                           Rev Carson Ice Gen Proj Rev (MBIA Insd)
          1,000                               1,500              2,500     Chaffey, CA Uni High Sch Dist Ser C (FSA
                                                                           Insd)
                                              1,440              1,440     Chino Basin, CA Regl Fin Auth Rev Muni Wtr
                                                                           Dist Swr Sys Proj (AMBAC Insd)
          1,700                                                  1,700     Chino Vly Uni Sch Dist CA Ctf Part Ser A
                                                                           Rfdg (FSA Insd)
          2,000                                                  2,000     Chula Vista, CA Indl Dev Rev San Diego Gas
                                                                           Ser A
          2,900                                                  2,900     Colton, CA Jt Uni Sch Dist Ser A (FGIC
                                                                           Insd)
          1,000                                                  1,000     Colton, CA Redev Agy Tax Alloc Mt Vernon
                                                                           Corridor Redev Proj
                            1,600                                1,600     Commerce, CA Jt Pwr Fin Cmnty Ctr Proj
                                                                           (XLCA Insd)
                                              1,580              1,580     Commerce, CA Refuse Energy Auth Rev Rfdg
                                                                           (MBIA Insd) (b) (c)
                                              1,230              1,230     Compton, CA Uni Sch Dist Election of 2002
                                                                           Ser B (MBIA Insd)
                                              1,110              1,110     Compton, CA Uni Sch Dist Election of 2002
                                                                           Ser B (MBIA Insd)
                                              1,965              1,965     Contra Costa Cnty, CA Ctf Part Merrithew
                                                                           Mem Hosp Proj Rfdg (MBIA Insd)
          1,000                                                  1,000     Corona, CA Ctf Part Clearwater
                                                                           Cogeneration Proj (MBIA Insd)
                                              1,250              1,250     Corona Norco, CA Uni Sch Dist Cap Apprec
                                                                           Ser B (FSA Insd)
                                              1,595              1,595     Corona Norco, CA Uni Sch Dist Cap Apprec
                                                                           Ser B (FSA Insd)
                                              1,735              1,735     Corona Norco, CA Uni Sch Dist Cap Apprec
                                                                           Ser B (FSA Insd) (b)
          1,360                                                  1,360     Csuci Fin Auth Rev CA East Campus Cmnty
                                                                           Ser A (LOC - Citibank) (MBIA Insd)
          1,245                                                  1,245     Duarte, CA Multi-Family Rev Hsg Heritage
                                                                           Park Apt Ser A (AMT) (FNMA Collateralized)

                                                                        VIC              VKC              VCV            PROFORMA
DESCRIPTION                                   COUPON   MATURITY    MARKET VALUE     MARKET VALUE     MARKET VALUE      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mtg Fin Auth Single      7.800   02/01/28                            62,071                          62,071
Family Mtg Rev Ser C (AMT) (GNMA
Collateralized)
California Spl Dists Fin Prog Ser 00           5.250   12/01/26        2,243,584                                        2,243,584
(MBIA Insd) (b)
California St (AMBAC Insd)                     6.400   09/01/08                                         2,758,632       2,758,632
California St (CIFG Insd)                      5.000   10/01/22        1,055,820                                        1,055,820
California St (FGIC Insd)                      5.000   10/01/23                         2,067,000       1,033,500       3,100,500
California St (MBIA Insd)                      5.000   02/01/26                                         1,039,820       1,039,820
California St Dept Wtr Res Pwr Ser A           5.500   05/01/16        2,284,560                                        2,284,560
(AMBAC Insd)
California St Dept Wtr Res Wtr Ser W           5.500   12/01/17        1,130,590                                        1,130,590
California St Pub Wks Brd Dept                 5.000   06/01/09                                         1,729,219       1,729,219
Corrections Ser C
California St Pub Wks Brd Dept                 5.500   06/01/23                                         1,089,060       1,089,060
Corrections Ser C
California St Pub Wks Brd Energy               5.250   05/01/08                                         3,038,310       3,038,310
Efficiency Rev Ser A (FSA Insd)
California St Rfdg (XLCA Insd)                 5.500   03/01/11                                         1,421,062       1,421,062
California St Univ Fresno Assn Inc Rev Sr      6.000   07/01/22                         1,060,320                       1,060,320
Aux Organization Event Ctr
California St Univ Fresno Assn Sr Aux          6.000   07/01/26        1,064,900                                        1,064,900
Organization Event Ctr
California St Univ Fresno Assn Sr Aux          6.000   07/01/31                                         1,055,770       1,055,770
Organization Event Ctr
California St Vet Bd Ser BH (AMT) (FSA         5.400   12/01/15        1,025,850        1,025,850       3,077,550       5,129,250
Insd)
California St Vet Bd Ser BH (AMT) (FSA         5.400   12/01/16        2,051,700        1,025,850       2,051,700       5,129,250
Insd)
California Statewide Cmntys Dev                5.750   07/01/16                                         1,079,820       1,079,820
Huntington Mem Hosp (Connie Lee Insd)
Cathedral City, CA Pub Fin Auth Rev Cap            *   08/01/30          274,711                                          274,711
Apprec Ser A (MBIA Insd) (b)
Cathedral City, CA Pub Fin Auth Rev Cap            *   08/01/31          259,228                                          259,228
Apprec Ser A (MBIA Insd) (b)
Cathedral City, CA Pub Fin Auth Rev Cap            *   08/01/32                                           244,928         244,928
Apprec Ser A (MBIA Insd) (b)
Cathedral City, CA Pub Fin Auth Rev Cap            *   08/01/33                                           231,615         231,615
Apprec Ser A (MBIA Insd) (b)
Central Vly Fin Auth CA Cogeneration Proj      5.000   07/01/17                                         2,163,580       2,163,580
Rev Carson Ice Gen Proj Rev (MBIA Insd)
Chaffey, CA Uni High Sch Dist Ser C (FSA       5.000   05/01/27        1,036,080                        1,554,120       2,590,200
Insd)
Chino Basin, CA Regl Fin Auth Rev Muni         7.000   08/01/08                                         1,680,293       1,680,293
Wtr Dist Swr Sys Proj (AMBAC Insd)
Chino Vly Uni Sch Dist CA Ctf Part Ser A       5.375   09/01/20        1,895,653                                        1,895,653
Rfdg (FSA Insd)
Chula Vista, CA Indl Dev Rev San Diego         5.300   07/01/21        2,144,880                                        2,144,880
Gas Ser A
Colton, CA Jt Uni Sch Dist Ser A (FGIC         5.500   08/01/22        3,248,261                                        3,248,261
Insd)
Colton, CA Redev Agy Tax Alloc Mt Vernon       6.300   09/01/36        1,064,650                                        1,064,650
Corridor Redev Proj
Commerce, CA Jt Pwr Fin Cmnty Ctr Proj         5.000   10/01/29                         1,639,568                       1,639,568
(XLCA Insd)
Commerce, CA Refuse Energy Auth Rev Rfdg       5.000   07/01/06                                         1,622,897       1,622,897
(MBIA Insd) (b) (c)
Compton, CA Uni Sch Dist Election of 2002      5.500   06/01/25                                         1,364,833       1,364,833
Ser B (MBIA Insd)
Compton, CA Uni Sch Dist Election of 2002      5.000   06/01/29                                         1,148,861       1,148,861
Ser B (MBIA Insd)
Contra Costa Cnty, CA Ctf Part Merrithew       5.500   11/01/22                                         2,153,424       2,153,424
Mem Hosp Proj Rfdg (MBIA Insd)
Corona, CA Ctf Part Clearwater                 5.000   09/01/17        1,086,590                                        1,086,590
Cogeneration Proj (MBIA Insd)
Corona Norco, CA Uni Sch Dist Cap Apprec           *   09/01/16                                           754,075         754,075
Ser B (FSA Insd)
Corona Norco, CA Uni Sch Dist Cap Apprec           *   09/01/17                                           909,325         909,325
Ser B (FSA Insd)
Corona Norco, CA Uni Sch Dist Cap Apprec           *   09/01/18                                           934,055         934,055
Ser B (FSA Insd) (b)
Csuci Fin Auth Rev CA East Campus Cmnty        5.125   09/01/21        1,446,075                                        1,446,075
Ser A (LOC - Citibank) (MBIA Insd)
Duarte, CA Multi-Family Rev Hsg Heritage       5.850   05/01/30        1,293,779                                        1,293,779
Park Apt Ser A (AMT) (FNMA Collateralized)

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)              DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                               1,000                                1,000       East Bay, CA Muni Util Dist Wtr
                                                                                Sys Rev (MBIA Insd)
                                                 2,000              2,000       East Bay, CA Muni Util Dist Wtr
                                                                                Sys Rev Sub
                               1,280                                1,280       El Cerrito, CA Redev Agy Tax Alloc
                                                                                Redev Proj Area Ser B Rfdg (AMT)
                                                                                (MBIA Insd) (b)
                                                 1,000              1,000       El Monte, CA Wtr Auth Rev Wtr Sys
                                                                                Proj (AMBAC Insd)
                                                 1,000              1,000       El Monte, CA Wtr Auth Rev Wtr Sys
                                                                                Proj (AMBAC Insd)
                               1,000                                1,000       Emeryville, CA Pub Fin Auth
                                                                                Shellmound Pk Redev & Hsg Proj B
                                                                                (MBIA Insd)
             1,000                               1,000              2,000       Fairfield Suisun, CA Uni Sch Dist
                                                                                Spl Tax Cmnty Fac Dist No 5 New
                                                                                Sch (FSA Insd)
                                                 3,000              3,000       Florin, CA Res Consv Dist Cap Impt
                                                                                Elk Grove Wtr Svc Ser A (MBIA Insd)
             1,000             1,000                                2,000       Folsom, CA Spl Tax Cmnty Fac Dist
                                                                                No 2 Rfdg (Connie Lee Insd)
                                                 1,010              1,010       Folsom Cordova, CA Uni Sch Dist
                                                                                Fac Impt Dist No 1 Cap Apprec Ser
                                                                                A (AMBAC Insd) (b)
                                                 1,060              1,060       Folsom Cordova, CA Uni Sch Dist
                                                                                Fac Impt Dist No 1 Cap Apprec Ser
                                                                                A (AMBAC Insd) (b)
             1,950                                                  1,950       Fontana, CA Redev Agy Tax Alloc
                                                                                Southwest Indl Pk Proj (MBIA Insd)
                               1,000                                1,000       Fontana, CA Redev Agy Tax Alloc
                                                                                Southeast Indl Pk Proj Rfdg (MBIA
                                                                                Insd)
            10,000                                                 10,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Cap Apprec Rfdg
                               1,000             6,000              7,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Cap Apprec Rfdg
                                                 5,000              5,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Cap Apprec Rfdg
                                                 2,950              2,950       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Cap Apprec Sr Lien Ser
                                                                                A (Escrowed to Maturity)
                                                 3,000              3,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Conv Cap Apprec Rfdg
                                                                                (a)
             3,000             1,000                                4,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Conv Cap Apprec Sr
                                                                                Lien Ser A (Escrowed to Maturity)
                                                                                (a)
                                                 1,000              1,000       Foothill/Eastern Corridor Agy CA
                                                                                Toll Rd Rev Rfdg
                                                 1,000              1,000       Galt Schs Jt Pwrs Auth CA Rev High
                                                                                Sch & Elem Sch Ser A Rfdg (MBIA
                                                                                Insd)
                                                 1,115              1,115       Garden Grove, CA Pub Fin Auth Rev
                                                                                Ctfs Partn Wtr Svcs Cap Impt Pgm
                                                                                (FSA Insd)
                                                 1,500              1,500       Glendale, CA Uni Sch Dist Ser C
                                                                                Indl No 1 (FSA Insd)
             1,680                                                  1,680       Glendale, CA Uni Sch Dist Ser D
                                                                                (MBIA Insd) (b)
             1,000             1,000                                2,000       Imperial Irr Dist CA Ctf Part Elec
                                                                                Sys Proj (FSA Insd)
             1,000                               2,000              3,000       Industry, CA Urban Dev Agy Tax
                                                                                Alloc Civic Rev Indl No 1 Rfdg
                                                                                (MBIA Insd)
                                                 1,000              1,000       Inland Empire Solid Waste Fin Auth
                                                                                CA Rev Landfill Impt Fin Proj Ser
                                                                                B (AMT) (Prerefunded @ 08/01/06)
                                                                                (FSA Insd)
                               1,000             1,000              2,000       Irvine, CA Pub Fac &
                                                                                Infrastructure Auth Assmt Rev Ser
                                                                                B (AMBAC Insd)
                                 800                                  800       Kern, CA Cmnty College Sch Fac
                                                                                Impt Dist Mammoth Campus Ser A
                                                                                (AMBAC Insd) (b)
             1,000                                                  1,000       Kern, CA Cmnty College Sch Fac
                                                                                Impt Dist Mammoth Campus/Kern
                                                                                Cmnty (AMBAC Insd)
                                                 1,000              1,000       La Quinta, CA Fin Auth Loc Ser A
                                                                                (AMBAC Insd)
                                                 1,420              1,420       La Quinta, CA Redev Agy Tax Alloc
                                                                                Redev Proj Area No 1 (AMBAC Insd)
                                                 1,600              1,600       La Quinta, CA Redev Agy Tax Alloc
                                                                                Redev Proj Area No 1 Rfdg (MBIA
                                                                                Insd)
             1,000                                                  1,000       Laguna Hills, CA Ctf Part Cmnty
                                                                                Ctr Proj (MBIA Insd)
             1,105                                                  1,105       Larkspur, CA Sch Dist Cap Apprec
                                                                                Ser A (FGIC Insd) (b)

                                                                         VIC              VKC              VCV           PROFORMA
DESCRIPTION                                    COUPON    MATURITY    MARKET VALUE     MARKET VALUE     MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
East Bay, CA Muni Util Dist Wtr Sys Rev
(MBIA Insd)                                       5.000   06/01/21                     1,054,720                         1,054,720
East Bay, CA Muni Util Dist Wtr Sys Rev
Sub                                               5.250   06/01/19                                      2,183,180        2,183,180
El Cerrito, CA Redev Agy Tax Alloc
Redev Proj Area Ser B Rfdg (AMT) (MBIA
Insd) (b)                                         5.250   07/01/15                     1,411,725                         1,411,725
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                      5.600   09/01/29                                      1,095,480        1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                      5.600   09/01/34                                      1,095,810        1,095,810
Emeryville, CA Pub Fin Auth Shellmound
Pk Redev & Hsg Proj B (MBIA Insd)                 5.000   09/01/19                     1,074,820                         1,074,820
Fairfield Suisun, CA Uni Sch Dist Spl
Tax Cmnty Fac Dist No 5 New Sch (FSA
Insd)                                             5.375   08/15/29        1,065,440                     1,065,440        2,130,880
Florin, CA Res Consv Dist Cap Impt Elk
Grove Wtr Svc Ser A (MBIA Insd)                   5.000   09/01/33                                      3,076,560        3,076,560
Folsom, CA Spl Tax Cmnty Fac Dist No 2
Rfdg (Connie Lee Insd)                            5.250   12/01/19        1,102,130    1,102,130                         2,204,260
Folsom Cordova, CA Uni Sch Dist Fac
Impt Dist No 1 Cap Apprec Ser A (AMBAC
Insd) (b)                                             *   10/01/19                                        511,252          511,252
Folsom Cordova, CA Uni Sch Dist Fac
Impt Dist No 1 Cap Apprec Ser A (AMBAC
Insd) (b)                                             *   10/01/21                                        475,410          475,410
Fontana, CA Redev Agy Tax Alloc
Southwest Indl Pk Proj (MBIA Insd)                5.200   09/01/30        2,044,380                                      2,044,380
Fontana, CA Redev Agy Tax Alloc
Southeast Indl Pk Proj Rfdg (MBIA Insd)           5.000   09/01/22                     1,060,100                         1,060,100
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Cap Apprec Rfdg                                *   01/15/25        3,046,400                                      3,046,400
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Cap Apprec Rfdg                                *   01/15/30                       224,020        1,344,120        1,568,140
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Cap Apprec Rfdg                                *   01/15/31                                      1,053,350        1,053,350
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Cap Apprec Sr Lien Ser A
(Escrowed to Maturity)                                *   01/01/27                                        977,364          977,364
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Conv Cap Apprec Rfdg (a)                 0/5.875   01/15/27                                      2,396,610        2,396,610
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Conv Cap Apprec Sr Lien Ser A
(Escrowed to Maturity) (a)                      0/7.050   01/01/10        3,559,140    1,186,380                         4,745,520
Foothill/Eastern Corridor Agy CA Toll
Rd Rev Rfdg                                       5.750   01/15/40                                      1,011,950        1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch
& Elem Sch Ser A Rfdg (MBIA Insd)                 5.750   11/01/16                                      1,121,580        1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs
Partn Wtr Svcs Cap Impt Pgm (FSA Insd)            5.000   12/15/23                                      1,183,662        1,183,662
Glendale, CA Uni Sch Dist Ser C Indl No
1 (FSA Insd)                                      5.500   09/01/19                                      1,679,070        1,679,070
Glendale, CA Uni Sch Dist Ser D (MBIA
Insd) (b)                                         5.250   09/01/17        1,865,993                                      1,865,993
Imperial Irr Dist CA Ctf Part Elec Sys
Proj (FSA Insd)                                   5.250   11/01/23        1,080,780    1,080,780                         2,161,560
Industry, CA Urban Dev Agy Tax Alloc
Civic Rev Indl No 1 Rfdg (MBIA Insd)              5.500   05/01/14        1,085,540                     2,171,080        3,256,620
Inland Empire Solid Waste Fin Auth CA
Rev Landfill Impt Fin Proj Ser B (AMT)
(Prerefunded @ 08/01/06) (FSA Insd)               6.000   08/01/16                                      1,086,990        1,086,990
Irvine, CA Pub Fac & Infrastructure
Auth Assmt Rev Ser B (AMBAC Insd)                 5.000   09/02/22                     1,037,190        1,037,190        2,074,380
Kern, CA Cmnty College Sch Fac Impt
Dist Mammoth Campus Ser A (AMBAC Insd)
(b)                                               5.000   08/01/19                       861,760                           861,760
Kern, CA Cmnty College Sch Fac Impt
Dist Mammoth Campus/Kern Cmnty (AMBAC
Insd)                                                 *   08/01/22          423,730                                        423,730
La Quinta, CA Fin Auth Loc Ser A (AMBAC
Insd)                                             5.250   09/01/24                                      1,083,430        1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 (AMBAC Insd)                       5.000   09/01/22                                      1,513,649        1,513,649
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 Rfdg (MBIA Insd)                   7.300   09/01/08                                      1,888,704        1,888,704
Laguna Hills, CA Ctf Part Cmnty Ctr
Proj (MBIA Insd)                                  5.000   12/01/18        1,081,170                                      1,081,170
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (b)                                       *   08/01/20          530,245                                        530,245

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)            DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,145          1,145         Larkspur, CA Sch Dist Cap Apprec Ser
                                                                              A (FGIC Insd) (b)
                                                 1,020          1,020         Larkspur, CA Sch Dist Cap Apprec Ser
                                                                              A (FGIC Insd)
                                                 1,255          1,255         Larkspur, CA Sch Dist Cap Apprec Ser
                                                                              A (FGIC Insd) (b)
             1,000                                              1,000         Loma Linda, CA Redev Agy Tax Loma
                                                                              Linda Redev Proj Rfdg (MBIA Insd)
                                                 1,000          1,000         Long Beach, CA Bd Fin Auth Lease Rev
                                                                              Rainbow Harbor Refin Proj Ser A
                                                                              (AMBAC Insd)
                                                 1,685          1,685         Long Beach, CA Bd Fin Auth North
                                                                              Long Beach Redev Proj Ser A (AMBAC
                                                                              Insd)
             1,000                               1,000          2,000         Los Angeles, CA Cmnty College Dist
                                                                              Ser A (MBIA Insd)
                                                 1,000          1,000         Los Angeles, CA Ctf Part Dept Pub
                                                                              Social Svcs Ser A (AMBAC Insd)
             1,000                               1,000          2,000         Los Angeles, CA Ctf Part Sr
                                                                              Sonnenblick Del Rio W L. A. (AMBAC
                                                                              Insd)
                               1,000                            1,000         Los Angeles, CA Uni Sch Dist 1997
                                                                              Election Ser E (Prerefunded @
                                                                              07/01/12) (MBIA Insd)
                               1,000                            1,000         Los Angeles, CA Uni Sch Dist Ser A
                                                                              (FSA Insd)
             1,473                                              1,473         Los Angeles, CA Multi-Family Rev Hsg
                                                                              Earthquake Rehab Proj Ser A (AMT)
                                                                              (FNMA Collateralized)
                               1,250                            1,250         Los Angeles Cnty, CA Sch
                                                                              Regionalized Business Svc Ctf LA
                                                                              Cnty Sch Pooled Fin Proj Ser A (FSA
                                                                              Insd)
                                 517                              517         Los Angeles Cnty, CA Tran Comm Lease
                                                                              Rev Dia RR Lease Ltd (FSA Insd)
                               2,000                            2,000         Los Angeles, CA Dept Wtr & Pwr Sys
                                                                              Ser C (MBIA Insd)
             1,000                                              1,000         Los Angeles, CA Wtr & Pwr Rev Ser A
             1,000                               1,000          2,000         Los Gatos, CA Jt Uni High Sch
                                                                              Election of 1998 Ser C (FSA Insd)
                               1,000                            1,000         Lucia Mar Uni Sch Dist Election 2004
                                                                              Ser A (FGIC Insd)
                                                 3,650          3,650         Manhattan Beach, CA Uni Sch Dist Cap
                                                                              Apprec Ser B (FGIC Insd)
             1,000                                              1,000         Mendocino Cnty, CA Ctf Part Cnty Pub
                                                                              Fac Corp (MBIA Insd)
             1,000                               2,400          3,400         Metropolitan Wtr Dist Southn CA Auth
                                                                              Ser B2 (FGIC Insd)
                                                 3,240          3,240         Midpeninsula Regl Open Space Dist CA
                                                                              Fin Auth Rev Cap Apprec Second Issue
                                                                              (AMBAC Insd)
                               1,405                            1,405         Moorpark, CA Uni Sch Dist Ser A (FSA
                                                                              Insd) (b)
                                                 3,180          3,180         Mount Diablo, CA Uni Sch Dist (FSA
                                                                              Insd)
             1,000                                              1,000         Oakland, CA Uni Sch Dist Alameda
                                                                              Cnty (FSA Insd)
                                                 1,000          1,000         Oxnard, CA Harbor Dist Rev Ser B
             1,000                                              1,000         Oxnard, CA Uni High Sch Dist Ser A
                                                                              Rfdg (MBIA Insd)
             1,965                                              1,965         Pacifica, CA Wastewater Rev Rfdg
                                                                              (AMBAC Insd) (b)
                                                 1,230          1,230         Palm Desert, CA Fin Auth Tax Alloc
                                                                              Rev Proj Area No 2 Ser A Rfdg (MBIA
                                                                              Insd) (b)
                                                 1,100          1,100         Pasadena, CA Area Cmnty College Dist
                                                                              Election of 2002 Ser A (FGIC Insd)
                               1,000                            1,000         Pico Rivera, CA Wtr Auth Rev Wtr Sys
                                                                              Proj Ser A (MBIA Insd)
             1,500                                              1,500         Placentia-Yorba Linda, CA Uni Ser A
                                                                              (FGIC Insd)
                                                 1,000          1,000         Pomona, CA Ctf Part Mission
                                                                              Promenade Proj Ser AE (AMBAC Insd)
                                                 3,350          3,350         Port Oakland, CA Port Rev Ser G
                                                                              (AMT) (MBIA Insd)
             3,000                                              3,000         Port Oakland, CA Ser N Rfdg (AMT)
                                                                              (MBIA Insd)
                                                 1,000          1,000         Rancho Cucamonga, CA Redev Agy Tax
                                                                              Alloc Rancho Redev Proj (FSA Insd)
             1,220                                              1,220         Rancho Mirage, CA Redev Agy Tax
                                                                              Redev Plan 1984 Proj Ser A 1 (MBIA
                                                                              Insd)
             1,000                                              1,000         Redlands, CA Lease Rev Ctfs Partn
                                                                              Rfdg (AMBAC Insd)


                                                                            VIC              VKC              VCV           PROFORMA
DESCRIPTION                                      COUPON   MATURITY     MARKET VALUE     MARKET VALUE     MARKET VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Larkspur, CA Sch Dist Cap Apprec Ser A                  *   08/01/21                                           517,609      517,609
(FGIC Insd) (b)
Larkspur, CA Sch Dist Cap Apprec Ser A                  *   08/01/24                                           377,522      377,522
(FGIC Insd)
Larkspur, CA Sch Dist Cap Apprec Ser A                  *   08/01/25                                           435,498      435,498
(FGIC Insd) (b)
Loma Linda, CA Redev Agy Tax Loma Linda             5.125   07/01/30        1,050,100                                     1,050,100
Redev Proj Rfdg (MBIA Insd)
Long Beach, CA Bd Fin Auth Lease Rev                5.250   05/01/24                                         1,073,250    1,073,250
Rainbow Harbor Refin Proj Ser A (AMBAC
Insd)
Long Beach, CA Bd Fin Auth North Long               5.375   08/01/21                                         1,855,303    1,855,303
Beach Redev Proj Ser A (AMBAC Insd)
Los Angeles, CA Cmnty College Dist Ser A            5.000   06/01/26        1,030,250                        1,030,250    2,060,500
(MBIA Insd)
Los Angeles, CA Ctf Part Dept Pub Social            5.500   08/01/31                                         1,083,490    1,083,490
Svcs Ser A (AMBAC Insd)
Los Angeles, CA Ctf Part Sr Sonnenblick             6.000   11/01/19        1,158,960                        1,158,960    2,317,920
Del Rio W L. A. (AMBAC Insd)
Los Angeles, CA Uni Sch Dist 1997                   5.500   07/01/17                         1,137,100                    1,137,100
Election Ser E (Prerefunded @ 07/01/12)
(MBIA Insd)
Los Angeles, CA Uni Sch Dist Ser A (FSA             5.250   07/01/20                         1,097,310                    1,097,310
Insd)
Los Angeles, CA Multi-Family Rev Hsg                5.700   12/01/27        1,538,571                                     1,538,571
Earthquake Rehab Proj Ser A (AMT) (FNMA
Collateralized)
Los Angeles Cnty, CA Sch Regionalized               5.000   09/01/28                         1,289,113                    1,289,113
Business Svc Ctf LA Cnty Sch Pooled Fin
Proj Ser A (FSA Insd)
Los Angeles Cnty, CA Tran Comm Lease Rev            7.375   12/15/06                           520,603                      520,603
Dia RR Lease Ltd (FSA Insd)
Los Angeles, CA Dept Wtr & Pwr Sys Ser C            5.000   07/01/26                         2,089,580                    2,089,580
(MBIA Insd)
Los Angeles, CA Wtr & Pwr Rev Ser A                 5.250   07/01/18        1,038,800                                     1,038,800
Los Gatos, CA Jt Uni High Sch Election of           5.000   06/01/27        1,036,340                        1,036,340    2,072,680
1998 Ser C (FSA Insd)
Lucia Mar Uni Sch Dist Election 2004 Ser            5.000   08/01/25                         1,050,750                    1,050,750
A (FGIC Insd)
Manhattan Beach, CA Uni Sch Dist Cap                    *   09/01/22                                         1,540,373    1,540,373
Apprec Ser B (FGIC Insd)
Mendocino Cnty, CA Ctf Part Cnty Pub Fac            5.250   06/01/30        1,054,700                                     1,054,700
Corp (MBIA Insd)
Metropolitan Wtr Dist Southn CA Auth Ser            5.000   10/01/26        1,041,970                        2,500,728    3,542,698
B2 (FGIC Insd)
Midpeninsula Regl Open Space Dist CA Fin                *   08/01/26                                           962,118      962,118
Auth Rev Cap Apprec Second Issue (AMBAC
Insd)
Moorpark, CA Uni Sch Dist Ser A (FSA                5.375   08/01/18                         1,581,285                    1,581,285
Insd) (b)
Mount Diablo, CA Uni Sch Dist (FSA Insd)            5.000   08/01/26                                         3,298,709    3,298,709
Oakland, CA Uni Sch Dist Alameda Cnty               5.000   08/01/17        1,049,360                                     1,049,360
(FSA Insd)
Oxnard, CA Harbor Dist Rev Ser B                    6.000   08/01/24                                         1,057,400    1,057,400
Oxnard, CA Uni High Sch Dist Ser A Rfdg             6.200   08/01/30        1,159,430                                     1,159,430
(MBIA Insd)
Pacifica, CA Wastewater Rev Rfdg (AMBAC             5.250   10/01/22        2,150,142                                     2,150,142
Insd) (b)
Palm Desert, CA Fin Auth Tax Alloc Rev              5.000   08/01/21                                         1,318,708    1,318,708
Proj Area No 2 Ser A Rfdg (MBIA Insd) (b)
Pasadena, CA Area Cmnty College Dist                5.000   06/01/21                                         1,175,548    1,175,548
Election of 2002 Ser A (FGIC Insd)
Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj           5.500   05/01/19                         1,163,280                    1,163,280
Ser A (MBIA Insd)
Placentia-Yorba Linda, CA Uni Ser A (FGIC           5.000   08/01/26        1,555,995                                     1,555,995
Insd)
Pomona, CA Ctf Part Mission Promenade               5.375   10/01/32                                         1,064,830    1,064,830
Proj Ser AE (AMBAC Insd)
Port Oakland, CA Port Rev Ser G (AMT)               5.375   11/01/25                                         3,537,031    3,537,031
(MBIA Insd)
Port Oakland, CA Ser N Rfdg (AMT) (MBIA             5.000   11/01/22        3,113,160                                     3,113,160
Insd)
Rancho Cucamonga, CA Redev Agy Tax Alloc            5.250   09/01/20                                         1,092,040    1,092,040
Rancho Redev Proj (FSA Insd)
Rancho Mirage, CA Redev Agy Tax Redev               5.000   04/01/26        1,260,028                                     1,260,028
Plan 1984 Proj Ser A 1 (MBIA Insd)
Redlands, CA Lease Rev Ctfs Partn Rfdg              5.000   09/01/17        1,086,590                                     1,086,590
(AMBAC Insd)

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

       VIC                 VKC               VCV             PROFORMA
    PAR AMOUNT          PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)               (000)             (000)              (000)          DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
             1,000             1,000                                2,000     Redlands, CA Redev Agy Tax Alloc
                                                                              Redev Proj Ser A Rfdg (MBIA Insd)
             1,650                                                  1,650     Roseville, CA Jt Uni High Sch Dist
                                                                              Ser B (FGIC Insd)
                                                 2,000              2,000     Sacramento Cnty, CA Santn Dist Fin
                                                                              Auth Rev Ser A
                                                 2,000              2,000     Sacramento Cnty, CA Santn Dist Fin
                                                                              Auth Rev Ser A Rfdg (AMBAC Insd)
                                                 1,360              1,360     Sacramento Cnty, CA Wtr Fin Auth Rev
                                                                              Agy Zones 40 41 Wtr Sys Proj (AMBAC
                                                                              Insd) (b)
                                                 2,000              2,000     Sacramento, CA City Fin Auth Rev Cap
                                                                              Impt (AMBAC Insd)
                                                   700                700     Sacramento, CA Cogeneration Auth
                                                                              Cogeneration Proj Rev Proctor &
                                                                              Gamble Proj
             1,000                                                  1,000     Salinas Vly, CA Solid Waste Auth Rev
                                                                              (AMT) (AMBAC Insd)
             1,000                                                  1,000     San Bernardino Cnty, CA Ctf Part Med
                                                                              Cent Fin Proj (MBIA Insd)
                                                 2,000              2,000     San Bernardino, CA Jt Pwrs Fin Auth
                                                                              Ctf Part (MBIA Insd)
                                 955                                  955     San Diego, CA Hsg Auth Multi-Family
                                                                              Hsg Rev (AMT) (GNMA Collateralized)
                                                 1,000              1,000     San Diego, CA Pub Fac Fin Auth Swr
                                                                              Rev (FGIC Insd)
             1,500                                                  1,500     San Diego, CA Redev Agy Centre City
                                                                              Redev Proj Ser A
             1,000                                                  1,000     San Diego, CA Uni Port Dist Rev Ser
                                                                              B (MBIA Insd)
                               1,000                                1,000     San Dimas, CA Redev Agy Tax Alloc
                                                                              Creative Growth Ser A (FSA Insd)
             1,185                                                  1,185     San Francisco, CA City & Cnty Arpt
                                                                              Commn Intl Arpt Rev Second Ser Issue
                                                                              15B (MBIA Insd)
             1,685                                                  1,685     San Francisco, CA City & Cnty Arpt
                                                                              Commn Intl Arpt Rev Spl Fac Lease
                                                                              Ser A (AMT) (FSA Insd)
             1,000                                                  1,000     San Francisco, CA City & Cnty Arpt
                                                                              Commn Intl Arpt Second Ser 27A Rfdg
                                                                              (AMT) (MBIA Insd)
             1,000                               1,500              2,500     San Francisco, CA City & Cnty Arpt
                                                                              Commn Intl Arpt Rev Second Ser 30
                                                                              Rfdg (XLCA Insd)
                                                 2,000              2,000     San Francisco, CA City & Cnty Arpt
                                                                              Commn Intl Arpt Rev Second Ser Issue
                                                                              12-A (AMT) (FGIC Insd)
                               2,000             1,000              3,000     San Jose, CA Fin Auth Lease Rev
                                                                              Convention Ctr Proj Ser F Rfdg (MBIA
                                                                              Insd)
                                                 1,600              1,600     San Leandro, CA Ctf Part Lib & Fire
                                                                              Stations Fin (AMBAC Insd)
             1,000                               1,000              2,000     San Ramon Vly, CA Sch Dist Election
                                                                              2002 (FSA Insd)
             1,000             1,000                                2,000     Sanger, CA Uni Sch Dist Rfdg (MBIA
                                                                              Insd)
             1,500                                                  1,500     Santa Ana, CA Multi-Family Hsg Rev
                                                                              Villa Del Sol Apts Ser B (AMT) (FNMA
                                                                              Collateralized)
                               1,350                                1,350     Santa Ana, CA Uni Sch Dist (MBIA
                                                                              Insd) (b)
             2,000                                                  2,000     Santa Ana, CA Uni Sch Dist (MBIA
                                                                              Insd)
             1,000                                                  1,000     Santa Ana, CA Uni Sch Dist Ctf Part
                                                                              Cap Apprec Fin Proj (FSA Insd)
                               1,000                                1,000     Semitropic Impt Dist Semitropic Wtr
                                                                              Storage Dist CA Wtr Ser A (XLCA Insd)
                                                 1,220              1,220     Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                                              Tapo Canyon & West End Proj Rfdg
                                                                              (FGIC Insd) (b)
                                                 1,285              1,285     Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                                              Tapo Canyon & West End Proj Rfdg
                                                                              (FGIC Insd) (b)
                                                 1,350              1,350     Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                                              Tapo Canyon & West End Proj Rfdg
                                                                              (FGIC Insd) (b)
             2,000             1,305                                3,305     South Orange Cnty, CA Pub Fin Auth
                                                                              Reassmt Rev (FSA Insd)
                35                                                     35     Southern CA Home Fin Auth Single
                                                                              Family Mtg Rev Ser A (AMT) (GNMA
                                                                              Collateralized)
                                 600                                  600     Southern CA Pub Pwr Auth Pwr Proj
                                                                              Rev Multi-Projs
                                                   945                945     Stanton, CA Multi-Family Rev Hsg
                                                                              Contl Garden Apts (AMT) (Variable
                                                                              Rate Coupon) (FNMA Collateralized)
                               1,000                                1,000     State Center, CA Cmnty Election 2002
                                                                              Ser A (MBIA Insd)

                                                                        VIC              VKC              VCV          PROFORMA
DESCRIPTION                                   COUPON   MATURITY    MARKET VALUE     MARKET VALUE     MARKET VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Redlands, CA Redev Agy Tax Alloc Redev         4.750   08/01/21        1,027,030       1,027,030                        2,054,060
Proj Ser A Rfdg (MBIA Insd)
Roseville, CA Jt Uni High Sch Dist Ser             *   06/01/20          789,855                                          789,855
B (FGIC Insd)
Sacramento Cnty, CA Santn Dist Fin Auth        5.875   12/01/27                                         2,101,360       2,101,360
Rev Ser A
Sacramento Cnty, CA Santn Dist Fin Auth        5.500   12/01/16                                         2,338,680       2,338,680
Rev Ser A Rfdg (AMBAC Insd)
Sacramento Cnty, CA Wtr Fin Auth Rev           5.000   06/01/17                                         1,482,237       1,482,237
Agy Zones 40 41 Wtr Sys Proj (AMBAC
Insd) (b)
Sacramento, CA City Fin Auth Rev Cap           5.000   12/01/33                                         2,053,560       2,053,560
Impt (AMBAC Insd)
Sacramento, CA Cogeneration Auth               6.375   07/01/10                                           727,174         727,174
Cogeneration Proj Rev Proctor & Gamble
Proj
Salinas Vly, CA Solid Waste Auth Rev           5.250   08/01/27        1,040,600                                        1,040,600
(AMT) (AMBAC Insd)
San Bernardino Cnty, CA Ctf Part Med           5.000   08/01/28        1,033,120                                        1,033,120
Cent Fin Proj (MBIA Insd)
San Bernardino, CA Jt Pwrs Fin Auth Ctf        5.500   09/01/20                                         2,241,500       2,241,500
Part (MBIA Insd)
San Diego, CA Hsg Auth Multi-Family Hsg        5.000   07/20/18                          998,806                          998,806
Rev (AMT) (GNMA Collateralized)
San Diego, CA Pub Fac Fin Auth Swr Rev         5.000   05/15/20                                         1,021,850       1,021,850
(FGIC Insd)
San Diego, CA Redev Agy Centre City            6.400   09/01/25        1,598,100                                        1,598,100
Redev Proj Ser A
San Diego, CA Uni Port Dist Rev Ser B          5.000   09/01/24        1,057,680                                        1,057,680
(MBIA Insd)
San Dimas, CA Redev Agy Tax Alloc              5.000   09/01/16                        1,087,220                        1,087,220
Creative Growth Ser A (FSA Insd)
San Francisco, CA City & Cnty Arpt             4.800   05/01/17        1,236,832                                        1,236,832
Commn Intl Arpt Rev Second Ser Issue
15B (MBIA Insd)
San Francisco, CA City & Cnty Arpt             6.125   01/01/27        1,859,971                                        1,859,971
Commn Intl Arpt Rev Spl Fac Lease Ser A
(AMT) (FSA Insd)
San Francisco, CA City & Cnty Arpt             5.250   05/01/26        1,032,500                                        1,032,500
Commn Intl Arpt Second Ser 27A Rfdg
(AMT) (MBIA Insd)
San Francisco, CA City & Cnty Arpt             5.250   05/01/16        1,120,660                        1,680,990       2,801,650
Commn Intl Arpt Rev Second Ser 30 Rfdg
(XLCA Insd)
San Francisco, CA City & Cnty Arpt             5.800   05/01/21                                         2,097,180       2,097,180
Commn Intl Arpt Rev Second Ser Issue
12-A (AMT) (FGIC Insd)
San Jose, CA Fin Auth Lease Rev                5.000   09/01/17                        2,172,340        1,086,170       3,258,510
Convention Ctr Proj Ser F Rfdg (MBIA
Insd)
San Leandro, CA Ctf Part Lib & Fire            5.700   11/01/20                                         1,819,184       1,819,184
Stations Fin (AMBAC Insd)
San Ramon Vly, CA Sch Dist Election            5.000   08/01/24        1,057,270                        1,057,270       2,114,540
2002 (FSA Insd)
Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)       5.600   08/01/23        1,178,240       1,178,240                        2,356,480
Santa Ana, CA Multi-Family Hsg Rev             5.650   11/01/21        1,522,785                                        1,522,785
Villa Del Sol Apts Ser B (AMT) (FNMA
Collateralized)
Santa Ana, CA Uni Sch Dist (MBIA Insd)         5.375   08/01/21                        1,496,327                        1,496,327
(b)
Santa Ana, CA Uni Sch Dist (MBIA Insd)         5.375   08/01/27        2,148,900                                        2,148,900
Santa Ana, CA Uni Sch Dist Ctf Part Cap            *   04/01/36          190,160                                          190,160
Apprec Fin Proj (FSA Insd)
Semitropic Impt Dist Semitropic Wtr            5.125   12/01/35                        1,040,730                        1,040,730
Storage Dist CA Wtr Ser A (XLCA Insd)
Simi Vly, CA Cmnty Dev Agy Tax Alloc           5.250   09/01/20                                         1,335,863       1,335,863
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (b)
Simi Vly, CA Cmnty Dev Agy Tax Alloc           5.250   09/01/21                                         1,401,036       1,401,036
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (b)
Simi Vly, CA Cmnty Dev Agy Tax Alloc           5.250   09/01/22                                         1,464,588       1,464,588
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (b)
South Orange Cnty, CA Pub Fin Auth             5.800   09/02/18        2,279,980       1,487,687                        3,767,667
Reassmt Rev (FSA Insd)
Southern CA Home Fin Auth Single Family        6.750   09/01/22           35,013                                           35,013
Mtg Rev Ser A (AMT) (GNMA
Collateralized)
Southern CA Pub Pwr Auth Pwr Proj Rev          5.500   07/01/20                          600,882                          600,882
Multi-Projs
Stanton, CA Multi-Family Rev Hsg Contl         5.625   08/01/29                                         1,011,585       1,011,585
Garden Apts (AMT) (Variable Rate
Coupon) (FNMA Collateralized)
State Center, CA Cmnty Election 2002           5.500   08/01/28                        1,098,490                        1,098,490
Ser A (MBIA Insd)

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)               DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,260           1,260           Sweetwater, CA Auth Wtr Rev (FSA Insd)
                               1,325                             1,325           Sweetwater, CA Auth Wtr Rev (FSA Insd)
             1,300                                               1,300           Taft, CA City Elem Sch Dist Ser A
                                                                                 (MBIA Insd) (b)
             2,000                               2,000           4,000           University of CA Ctf Part San Diego
                                                                                 Campus Proj Ser A
             4,000                                               4,000           University of CA Rev Hosp UCLA Med Ctr
                                                                                 Ser A (AMBAC Insd)
                               1,000                             1,000           University of CA Rev Multi Purp Proj
                                                                                 Ser M (FGIC Insd)
                                                 1,000           1,000           University of CA Rev Resh Fac Ser E
                                                                                 (AMBAC Insd)
             1,200                                               1,200           Ventura Cnty, CA Cmnty College Ser A
                                                                                 (MBIA Insd)
             1,000                                               1,000           Vista, CA Uni Sch Dist Ser A (FSA Insd)
             2,000                                               2,000           William S Hart CA Jt Sch Fin Auth Spl
                                                                                 Tax Rev Cmnty Fac Rfdg (FSA Insd)
             1,000                               1,000           2,000           Woodland, CA Fin Auth Lease Rev Cap
                                                                                 Proj Rfdg (XLCA Insd)


                                    Puerto Rico    6.2%
                                                 5,000           5,000           Puerto Rico Comwlth Hwy & Tran Auth
                                                                                 Hwy Rev Ser Y Rfdg (FSA Insd)
                                                 1,000           1,000           Puerto Rico Comwlth Hwy & Tran Rev
                                                                                 Tran Rev Sub (FGIC Insd)
                                                 2,000           2,000           Puerto Rico Elec Pwr Auth Pwr Rev Ser
                                                                                 II (XLCA Insd)
                               3,000                             3,000           Puerto Rico Elec Pwr Auth Rev Ser QQ
                                                                                 (XLCA Insd) (c)



                                    U. S. Virgin Islands 1.6%
             1,000                               1,000           2,000           Virgin Islands Pub Fin Auth Rev Gross
                                                                                 Rcpt Taxes Ln Nt Ser A
                                                 1,000           1,000           Virgin Islands Pub Fin Auth Rev Gross
                                                                                 Rcpt Taxes Ln Nt Ser A

                                                                    VIC              VKC              VCV             PROFORMA
DESCRIPTION                               COUPON   MATURITY    MARKET VALUE     MARKET VALUE     MARKET VALUE       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Sweetwater, CA Auth Wtr Rev (FSA
Insd)                                      5.500   04/01/17                                          1,406,185          1,406,185
Sweetwater, CA Auth Wtr Rev (FSA
Insd)                                      5.500   04/01/18                         1,478,726                           1,478,726
Taft, CA City Elem Sch Dist Ser A
(MBIA Insd) (b)                                *   08/01/22          550,849                                              550,849
University of CA Ctf Part San
Diego Campus Proj Ser A                    5.250   01/01/32        2,079,120                         2,079,120          4,158,240
University of CA Rev Hosp UCLA
Med Ctr Ser A (AMBAC Insd)                 5.250   05/15/30        4,215,120                                            4,215,120
University of CA Rev Multi Purp
Proj Ser M (FGIC Insd)                     5.125   09/01/17                         1,094,100                           1,094,100
University of CA Rev Resh Fac Ser
E (AMBAC Insd)                             5.000   09/01/19                                          1,077,290          1,077,290
Ventura Cnty, CA Cmnty College
Ser A (MBIA Insd)                          5.500   08/01/23        1,337,952                                            1,337,952
Vista, CA Uni Sch Dist Ser A (FSA
Insd)                                      5.000   08/01/23        1,052,490                                            1,052,490
William S Hart CA Jt Sch Fin Auth
Spl Tax Rev Cmnty Fac Rfdg (FSA
Insd)                                      6.500   09/01/14        2,115,200                                            2,115,200
Woodland, CA Fin Auth Lease Rev
Cap Proj Rfdg (XLCA Insd)                  5.000   03/01/25        1,034,640                         1,034,640          2,069,280
                                                                ------------------------------------------------------------------
                                                                 118,277,956       53,689,138      149,937,242        321,904,336
                                                                ------------------------------------------------------------------


Puerto Rico Comwlth Hwy & Tran
Auth Hwy Rev Ser Y Rfdg (FSA
Insd)                                      6.250   07/01/21                                          6,341,300          6,341,300
Puerto Rico Comwlth Hwy & Tran
Rev Tran Rev Sub (FGIC Insd)               5.250   07/01/16                                          1,127,080          1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II (XLCA Insd)                         5.375   07/01/17                                          2,243,380          2,243,380
Puerto Rico Elec Pwr Auth Rev Ser
QQ (XLCA Insd) (c)                         5.500   07/01/18                         3,459,150                           3,459,150
                                                                ------------------------------------------------------------------
                                                                           0        3,459,150        9,711,760         13,170,910
                                                                ------------------------------------------------------------------



Virgin Islands Pub Fin Auth Rev
Gross Rcpt Taxes Ln Nt Ser A               6.375   10/01/19        1,158,180                         1,158,180          2,316,360
Virgin Islands Pub Fin Auth Rev
Gross Rcpt Taxes Ln Nt Ser A               6.500   10/01/24                                          1,161,490          1,161,490
                                                                ------------------------------------------------------------------
                                                                   1,158,180                0        2,319,670          3,477,850
                                                                ------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  158.5%
      (Cost $313,974,560)....................................    119,436,136       57,148,288      161,968,672        338,553,096

TOTAL SHORT-TERM INVESTMENTS  0.6%
      (Cost $1,300,000)......................................        900,000          200,000          200,000          1,300,000
                                                                ------------------------------------------------------------------
TOTAL INVESTMENTS  159.1%
      (Cost $315,274,560)....................................    120,336,136       57,348,288      162,168,672        339,853,096

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.6)%                     1,388,985      (2,918,369)          277,279        (1,252,105)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (58.5%)      (45,016,950)     (20,014,576)     (60,010,848)      (125,042,374)
                                                                ------------------------------------------------------------------
NET ASSETS  100.0%                                              $76,708,171      $34,415,343    $ 102,435,103       $213,558,617(d)
                                                                ------------------------------------------------------------------


Percentages are calculated as a percentage of net assets applicable to common shares.

*        Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b)      The Trust owns 100% of the bond issuance.

(c)   Securities purchased on a when-issued or delayed delivery basis.

(d) Does not reflect a non-recurring cost associated with this transaction of approximately $503,430. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                             MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


       VIC               VKC               VCV             PROFORMA
    PAR AMOUNT        PAR AMOUNT        PAR AMOUNT        PAR AMOUNT
      (000)             (000)             (000)              (000)         DESCRIPTION
------------------------------------------------------------------------------------------------------------


                                                        Approximate Cost                      Cost Per Share
                                                        ----------------------------------------------------
Van Kampen Trust for Investment Grade California         $   166,080                              $0.036
Van Kampen California Municipal Trust                        155,700                               0.048
Van Kampen California Value Municipal Income Trust           181,650                               0.030
                                                        ------------
                                                          $  503,430
                                                        ------------



                          VIC               VKC               VCV          PROFORMA
  COUPON MATURITY     MARKET VALUE      MARKET VALUE      MARKET VALUE   MARKET VALUE
 -----------------------------------------------------------------------------------------------------------


 AMBAC -- AMBAC Indemnity Corp.
 AMT- Alternative Minimum Tax
 Asset Gty - Asset Guaranty Insurance Co.
 CA MTG - California Mortgage Insurance
 CIFG - CDC IXIS Financial Guaranty
 Connie Lee -- Connie Lee Insurance Co.
 FGIC -- Financial Guaranty Insurance Co.
 FNMA - Federal National Mortgage Association
 FSA -- Financial Security Assurance Inc.
 GNMA -- Government National Mortgage Association
 LOC - Letter of Credit
 MBIA -- Municipal Bond Investors Assurance Corp.
 Radian - Radian Asset Assurance
 XLCA - XL Capital Assurance Inc.

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                         QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                  (UNAUDITED)

    VIC           VQC        VCV         PROFORMA
 PAR AMOUNT    PAR AMOUNT  PAR AMOUNT    PAR AMOUNT
    (000)         (000)     (000)         (000)                   DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds  150.6%
California  145.1%
     1,020                              $ 1,020     A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                          $ 2,000         2,000     A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                            1,610         1,610     A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                $ 1,390     1,000         2,390     Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr (AMBAC Insd)
                    500                     500     Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr (AMBAC Insd)
                            1,000         1,000     Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Citizens
                                                        (CA MTG Insd)
     1,000        1,000     1,000         3,000     Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion Ser A
                                                        Rfdg (AMT) (Asset Gty Insd)
                            1,000         1,000     Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion Ser B
                                                        Rfdg (Variable Rate Coupon) (Asset Gty Insd)
                            1,485         1,485     Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)
     3,540                                3,540     Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj Ser C (FSA Insd)
                  1,000                   1,000     Bakersfield, CA Ctf Part Convention Ctr Expansion Proj (MBIA Insd)
     1,000        1,790                   2,790     Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)
                  2,510                   2,510     Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (c)
     2,000                  2,000         4,000     Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D
                  1,000                   1,000     Benicia, CA Uni Sch Dist Ser B (MBIA Insd)
                            2,500         2,500     Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)
                  1,610                   1,610     Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc Ser A Rfdg (c)
                  1,725                   1,725     Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (c)
                  1,055                   1,055     Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition (c)
     3,535                                3,535     Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (c)
                            1,390         1,390     Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd) (c)
                            1,510         1,510     Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd) (c)
                            2,000         2,000     Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A (AMBAC Insd)
                            1,500         1,500     Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A (AMBAC Insd)
                  2,060                   2,060     Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)
                  2,060                   2,060     Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (c)
                  1,000                   1,000     California Edl Fac Auth Rev Pooled College & Univ Ser B
     1,000                  1,000         2,000     California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
     1,000                  1,000         2,000     California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
       505        1,005       505         2,015     California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)
                  2,500                   2,500     California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A
       175                                  175     California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)
       275                                  275     California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)
     2,500                                2,500     California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A (CA MTG Insd)
       975                                  975     California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)

                                                                                    VIC          VQC         VCV          PROFORMA
                                                                                   MARKET       MARKET      MARKET         MARKET
DESCRIPTION                                                   COUPON  MATURITY     VALUE        VALUE       VALUE          VALUE
------------                                                 -------  --------  ------------  ----------  ----------     ----------
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)               *    08/01/17  $   583,634                             $  583,634
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)               *    08/01/21                            $  904,260       904,260
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)               *    08/01/22                               682,559       682,559
Abag Fin Auth For Nonprofit Corp CA Ctf Part
Childrens Hosp Med Ctr (AMBAC Insd)                          5.875%   12/01/19                $ 1,590,980  1,144,590     2,735,570
Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens
Hosp Med Ctr (AMBAC Insd)                                    6.000    12/01/29                    565,575                  565,575
Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln
Glen Manor Sr Citizens (CA MTG Insd)                         6.100    02/15/25                             1,081,310     1,081,310
Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)               6.400    08/15/30    1,092,660     1,092,660  1,092,660     3,277,980
Abag Fin Auth For Nonprofit Corp CA Multi-Family
Rev Hsg Utd Dominion Ser B Rfdg (Variable Rate Coupon)
(Asset Gty Insd)                                             6.250    08/15/30                             1,094,810     1,094,810
Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)          5.375    08/01/20                             1,655,493     1,655,493
Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt
Proj Ser C (FSA Insd)                                            *    09/01/32      798,341                                798,341
Bakersfield, CA Ctf Part Convention Ctr Expansion Proj
(MBIA Insd)                                                  5.875    04/01/22                  1,090,340                1,090,340
Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
(Radian Insd)                                                5.000    08/01/23    1,027,530     1,839,279                2,866,809
Bay Area Govt Assn CA Lease West Sacramento Ser A
(XLCA Insd) (c)                                              5.000    09/01/24                  2,634,195                2,634,195
Bay Area Toll Auth CA Toll Brdg Rev San Francisco
Bay Area Ser D                                               5.000    04/01/17    2,174,760                2,174,760     4,349,520
Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                       *    08/01/18                    518,530                  518,530
Beverly Hills, CA Pub Fin Auth Lease Rev Ser A
(MBIA Insd)                                                  5.250    06/01/12                             2,828,075     2,828,075
 Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc
Ser A Rfdg (c)                                               7.500    05/01/23                 1,676,332                 1,676,332
Bonita, CA Uni Sch Dist Election 2004 Ser A
(MBIA Insd) (c)                                              5.250    08/01/22                 1,891,066                 1,891,066
 Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition (c)       7.000    04/01/27                 1,110,472                 1,110,472
 Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (c)    5.500    08/01/20    3,964,891                              3,964,891
 Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
(FSA Insd) (c)                                               5.500    08/01/19                            1,574,953      1,574,953
 Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
(FSA Insd) (c)                                               5.500    08/01/20                            1,704,684      1,704,684
 Burbank, CA Pub Fin Auth Rev Golden State Redev Proj
Ser A (AMBAC Insd)                                           5.250    12/01/19                            2,207,300      2,207,300
 Burbank, CA Pub Fin Auth Rev Golden State Redev Proj
Ser A (AMBAC Insd)                                           5.250    12/01/23                            1,622,040      1,622,040
 Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)       5.000    06/01/29                 2,125,652                 2,125,652
 Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (c )            5.000    08/01/27                 2,142,936                 2,142,936
 California Edl Fac Auth Rev Pooled College & Univ Ser B     6.625    06/01/20                 1,109,270                 1,109,270
 California Edl Fac Auth Rev Pooled College & Univ Proj
    Ser B                                                    5.250    04/01/24    1,012,180                1,012,180     2,024,360
 California Edl Fac Auth Rev Pooled College & Univ Proj
    Ser B                                                    6.750    06/01/30    1,087,360                1,087,360     2,174,720
 California Edl Fac Auth Rev Student Ln CA Ln Pgm
    Ser A (AMT) (MBIA Insd)                                  6.000    03/01/16      536,628    1,067,943     536,628     2,141,199
 California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr
    Ser A                                                    6.125    12/01/19                 2,752,450                 2,752,450
 California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln
     Ser A (CA MTG Insd)                                     6.700    03/01/11      175,464                                175,464
 California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln
     Ser A (CA MTG Insd)                                     6.750    03/01/20      275,954                                275,954
 California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare
     Ser A (CA MTG Insd)                                     6.125    05/01/12    2,505,075                              2,505,075
 California Hsg Fin Agy Rev Home Mtg Ser M (AMT)
     (MBIA Insd)                                             5.550    08/01/17    1,025,817                              1,025,817

 VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) - VAN KAMPEN CALIFORNIA
                         QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                  (UNAUDITED)


      VIC        VQC         VCV         PROFORMA
   PAR AMOUNT  PAR AMOUNT  PAR AMOUNT   PAR AMOUNT
     (000)       (000)      (000)         (000)     DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
     1,000                  1,000         2,000     California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT) (MBIA Insd)
                            2,000         2,000     California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdgs First Lien
                                                    Ser A (FGIC Insd)
                            1,000         1,000     California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Ser A Rfdg
                                                    (MBIA Insd)
     2,000                  3,000         5,000     California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas & Elec Ser A Rfdg
                                                    (AMT) (FGIC Insd)
     4,500        6,200                  10,700     California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison Co (AMT)
                                                    (AMBAC Insd)
                              215           215     California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Pgm Ser B
                                                    (AMT) (GNMA Collateralized)
                               50            50     California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Pgm Ser C
                                                    (AMT) (GNMA Collateralized)
                               70            70     California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Ser A2
                                                    (AMT) (GNMA Collateralized)
                    320                     320     California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser B (AMT) (GNMA
                                                    Collateralized)
                     60                      60     California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT) (GNMA
                                                    Collateralized)
                  1,060                   1,060     California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser KK (FSA Insd)(c)
     2,110                                2,110     California Spl Dists Fin Prog Ser 00 (MBIA Insd) (c)
                            2,400         2,400     California St (AMBAC Insd)
     1,000        1,000                   2,000     California St (CIFG Insd)
                            1,000         1,000     California St (FGIC Insd)
                            1,000         1,000     California St (MBIA Insd)
                  2,005                   2,005     California St Cpn Muni Rcpts
                  2,555                   2,555     California St Cpn Muni Rcpts
     2,000        2,000                   4,000     California St Dept Wtr Res Pwr Ser A (AMBAC Insd)
     1,000                                1,000     California St Dept Wtr Res Wtr Ser W
                  9,600                   9,600     California St Prin Muni Rcpts (XLCA Insd)
                            1,585         1,585     California St Pub Wks Brd Dept Corrections Ser C
                            1,000         1,000     California St Pub Wks Brd Dept Corrections Ser C
                            3,000         3,000     California St Pub Wks Brd Energy Efficiency Rev Ser A (FSA Insd)
                  2,205                   2,205     California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg (XLCA Insd)
                  1,000                   1,000     California St Pub Wks Brd Lease Rev Dept Hlth Svcs Ser A (MBIA Insd)
                  2,340                   2,340     California St Rfdg (FGIC Insd)
                            1,255         1,255     California St Rfdg (XLCA Insd)
     1,000                                1,000     California St Univ Fresno Assn Sr Aux Organization Event Ctr
                            1,000         1,000     California St Univ Fresno Assn Sr Aux Organization Event Ctr
     1,000                  3,000         4,000     California St Vet Bd Ser BH (AMT) (FSA Insd)
     2,000        2,000     2,000         6,000     California St Vet Bd Ser BH (AMT) (FSA Insd)
                    960                     960     California St Vet Ser BJ (AMT)
                  2,000                   2,000     California Statewide Cmntys Dev Auth Ctf Part (Acquired 11/23/99,
                                                    Cost $2,000,000) (a)
                  1,325                   1,325     California Statewide Cmntys Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm Ser B
                                                    (FSA Insd)
                  1,280                   1,280     California Statewide Cmntys Dev Auth Wtr Rev Pooled Fin Pgm Ser C (FSA Insd)
                            1,000         1,000     California Statewide Cmntys Dev Huntington Mem Hosp (Connie Lee Insd)
                  2,000                   2,000     Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj Ser A
                  1,595                   1,595     Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c )

                                                                                    VIC          VQC         VCV          PROFORMA
                                                                                   MARKET      MARKET       MARKET         MARKET
DESCRIPTION                                                   COUPON  MATURITY     VALUE        VALUE       VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
California Hsg Fin Agy Rev Multi-Family Hsg III Ser A
(AMT) (MBIA Insd)                                            5.850    08/01/17    1,048,140               1,048,140      2,096,280
California Infrastructure & Econ Dev Bk Rev Bay Area
Toll Brdgs First Lien Ser A (FGIC Insd)                      5.000    07/01/29                            2,064,500      2,064,500
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas &
Elec Ser A Rfdg (MBIA Insd)                                  5.900    06/01/14                            1,187,840      1,187,840
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific
Gas & Elec Ser A Rfdg (AMT) (FGIC Insd)                      3.500    12/01/23    2,046,780               3,070,170      5,116,950
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn
CA Edison Co (AMT) (AMBAC Insd)                              6.000    07/01/27    4,512,420    6,217,112                10,729,532
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)           6.150    06/01/20                              219,038        219,038
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Mtg Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)           7.500    08/01/27                               51,692         51,692
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Mtg Bkd Secs Ser A2 (AMT) (GNMA Collateralized)              7.950    12/01/24                               70,701         70,701
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Pgm Ser B (AMT) (GNMA Collateralized)                        6.250    12/01/31                   326,144                   326,144
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Ser C (AMT) (GNMA Collateralized)                            7.800    02/01/28                    62,071                    62,071
California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin
Pgm Ser KK (FSA Insd) (c)                                    5.800    11/01/29                 1,185,451                 1,185,451
California Spl Dists Fin Prog Ser 00 (MBIA Insd) (c)         5.250    12/01/26    2,243,584                              2,243,584
California St (AMBAC Insd)                                   6.400    09/01/08                            2,758,632      2,758,632
California St (CIFG Insd)                                    5.000    10/01/22    1,055,820    1,055,820                 2,111,640
California St (FGIC Insd)                                    5.000    10/01/23                            1,033,500      1,033,500
California St (MBIA Insd)                                    5.000    02/01/26                            1,039,820      1,039,820
California St Cpn Muni Rcpts                                     *    03/01/08                 1,831,146                 1,831,146
California St Cpn Muni Rcpts                                     *    09/01/09                 2,190,223                 2,190,223
California St Dept Wtr Res Pwr Ser A (AMBAC Insd)            5.500    05/01/16    2,284,560    2,284,560                 4,569,120
California St Dept Wtr Res Wtr Ser W                         5.500    12/01/17    1,130,590                              1,130,590
California St Prin Muni Rcpts (XLCA Insd)                        *    09/01/09                 8,280,576                 8,280,576
California St Pub Wks Brd Dept Corrections Ser C             5.000    06/01/09                            1,729,219      1,729,219
California St Pub Wks Brd Dept Corrections Ser C             5.500    06/01/23                            1,089,060      1,089,060
California St Pub Wks Brd Energy Efficiency Rev Ser A
(FSA Insd)                                                   5.250    05/01/08                            3,038,310      3,038,310
California St Pub Wks Brd Lease Rev Dept Corrections Ser
E Rfdg (XLCA Insd)                                           5.000    06/01/18                 2,402,017                 2,402,017
California St Pub Wks Brd Lease Rev Dept Hlth Svcs Ser A
(MBIA Insd)                                                  5.750    11/01/24                 1,125,020                 1,125,020
California St Rfdg (FGIC Insd)                               5.000    02/01/23                 2,456,087                 2,456,087
California St Rfdg (XLCA Insd)                               5.500    03/01/11                            1,421,062      1,421,062
California St Univ Fresno Assn Sr Aux Organization Event
Ctr                                                          6.000    07/01/26    1,064,900                              1,064,900
California St Univ Fresno Assn Sr Aux Organization Event
Ctr                                                          6.000    07/01/31                            1,055,770      1,055,770
California St Vet Bd Ser BH (AMT) (FSA Insd)                 5.400    12/01/15    1,025,850               3,077,550      4,103,400
California St Vet Bd Ser BH (AMT) (FSA Insd)                 5.400    12/01/16    2,051,700    2,051,700  2,051,700      6,155,100
California St Vet Ser BJ (AMT)                               5.700    12/01/32                   984,922                 984,922
California Statewide Cmntys Dev Auth Ctf Part (Acquired
11/23/99, Cost $2,000,000) (a)                               7.250    11/01/29                 2,092,480                 2,092,480
California Statewide Cmntys Dev Auth Wtr & Wastewtr Rev
Pooled Fin Pgm Ser B (FSA Insd)                              5.250    10/01/23                 1,433,226                 1,433,226
California Statewide Cmntys Dev Auth Wtr Rev Pooled Fin
Pgm Ser C (FSA Insd)                                         5.250    10/01/28                 1,356,134                 1,356,134
California Statewide Cmntys Dev Huntington Mem Hosp
Connie Lee Insd)                                             5.750    07/01/16                            1,079,820      1,079,820
Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj
Ser A                                                        6.550    10/01/32                 2,163,960                 2,163,960
Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)                  *    08/01/24                   590,341                   590,341

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                       PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                  (UNAUDITED)



    VIC                VQC             VCV        PROFORMA
PAR AMOUNT         PAR AMOUNT       PAR AMOUNT   PAR AMOUNT
    (000)            (000)           (000)         (000)        DESCRIPTION
----------------------------------------------------------------------------------------------------------------------------------
                         1,675                           1,675      Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)
                           235                             235      Carson, CA Impt Bond Act 1915 Assmt Dist No 92-1
                         2,000                           2,000      Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)
                         1,085                           1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
                         1,085                           1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
          1,085                                          1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
          1,085                                          1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
                                         1,085           1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
                                         1,085           1,085      Cathedral City, CA Pub Fin Auth Rev Cap
                                                                    Apprec Ser A (MBIA Insd) (c)
                                         2,000           2,000      Central Vly Fin Auth CA Cogeneration Proj
                                                                    Rev Carson Ice Gen Proj Rev (MBIA Insd)
                         3,140                           3,140      Cerritos, CA Cmnty College Dist Election
                                                                    2004 Ser A (MBIA Insd) (c)
          1,000                          1,500           2,500      Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)
                                         1,440           1,440      Chino Basin, CA Regl Fin Auth Rev Muni Wtr
                                                                    Dist Swr Sys Proj (AMBAC Insd)
          1,700                                          1,700      Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)
          2,000                                          2,000      Chula Vista, CA Indl Dev Rev San Diego Gas Ser A
                         2,385                           2,385      Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg
                         1,000                           1,000      Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg
          2,900                                          2,900      Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)
          1,000          1,000                           2,000      Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj
                         2,000                           2,000      Commerce, CA Jt Pwr Fin Auth Lease Rev
                                                                    Cmntys Ctr Proj (XLCA Insd)
                                         1,580           1,580      Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (c) (d)
                                         1,230           1,230      Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                                         1,110           1,110      Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                                         1,965           1,965      Contra Costa Cnty, CA Ctf Part Merrithew Mem
                                                                    Hosp Proj Rfdg (MBIA Insd)
          1,000                                          1,000      Corona, CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)
                                         1,250           1,250      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                                         1,595           1,595      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                                         1,735           1,735      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (c)
          1,360                                          1,360      Csuci Fin Auth Rev CA East Campus Cmnty Ser
                                                                    A (LOC - Citibank) (MBIA Insd)
                           615                             615      Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace
                                                                    Ranch Area Ser A
          1,245                                          1,245      Duarte, CA Multi-Family Rev Hsg Heritage
                                                                    Park Apt Ser A (AMT) (FNMA Collateralized)
                         1,000                           1,000      Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg
                         1,000                           1,000      East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)
                         2,445           2,000           4,445      East Bay, CA Muni Util Dist Wtr Sys Rev Sub

                                                                         VIC          VQC           VCV             PROFORMA
                                                                        MARKET       MARKET         MARKET          MARKET
DESCRIPTION                                       COUPON  MATURITY      VALUE        VALUE          VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (c)        *  08/01/25                       581,242                       581,242
Carson, CA Impt Bond Act 1915 Assmt Dist
No 92-1                                            7.375  09/02/22                       239,263                       239,263
Carson, CA Redev Agy Tax Alloc Ser A Rfdg
(MBIA Insd)                                        5.000  10/01/23                     2,129,000                     2,129,000
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/27                       328,147                       328,147
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/28                       309,192                       309,192
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/30       274,711                                       274,711
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/31       259,228                                       259,228
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/32                                    244,928          244,928
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                           *  08/01/33                                    231,615          231,615
Central Vly Fin Auth CA Cogeneration Proj
Rev Carson Ice Gen Proj Rev (MBIA Insd)            5.000  07/01/17                                  2,163,580        2,163,580
Cerritos, CA Cmnty College Dist Election
2004 Ser A (MBIA Insd) (c)                         5.000  08/01/27                     3,256,368                     3,256,368
Chaffey, CA Uni High Sch Dist Ser C (FSA
Insd)                                              5.000  05/01/27      1,036,080                   1,554,120        2,590,200
Chino Basin, CA Regl Fin Auth Rev Muni
Wtr Dist Swr Sys Proj (AMBAC Insd)                 7.000  08/01/08                                  1,680,293        1,680,293
Chino Vly Uni Sch Dist CA Ctf Part Ser A
Rfdg (FSA Insd)                                    5.375  09/01/20      1,895,653                                    1,895,653
Chula Vista, CA Indl Dev Rev San Diego
Gas Ser A                                          5.300  07/01/21      2,144,880                                    2,144,880
Chula Vista, CA Redev Agy Tax Alloc Sr
Bayfront Ser D Rfdg                                8.625  09/01/24                     2,682,338                     2,682,338
Coachella, CA Redev Agy Tax Alloc Proj
Area No 3 Rfdg                                     5.875  12/01/28                     1,023,010                     1,023,010
Colton, CA Jt Uni Sch Dist Ser A (FGIC
Insd)                                              5.500  08/01/22      3,248,261                                    3,248,261
Colton, CA Redev Agy Tax Alloc Mt Vernon
Corridor Redev Proj                                6.300  09/01/36      1,064,650      1,064,650                     2,129,300
Commerce, CA Jt Pwr Fin Auth Lease Rev
Cmntys Ctr Proj (XLCA Insd)                        5.000  10/01/34                     2,039,920                     2,039,920
Commerce, CA Refuse Energy Auth Rev Rfdg
(MBIA Insd) (c) (d)                                5.000  07/01/06                                  1,622,897        1,622,897
Compton, CA Uni Sch Dist Election of 2002
Ser B (MBIA Insd)                                  5.500  06/01/25                                  1,364,833        1,364,833
Compton, CA Uni Sch Dist Election of 2002
Ser B (MBIA Insd)                                  5.000  06/01/29                                  1,148,861        1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew
Mem Hosp Proj Rfdg (MBIA Insd)                     5.500  11/01/22                                  2,153,424        2,153,424
Corona, CA Ctf Part Clearwater
Cogeneration Proj (MBIA Insd)                      5.000  09/01/17      1,086,590                                    1,086,590
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd)                                       *  09/01/16                                    754,075          754,075
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd)                                       *  09/01/17                                    909,325          909,325
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd) (c)                                   *  09/01/18                                    934,055          934,055
Csuci Fin Auth Rev CA East Campus Cmnty
Ser A (LOC - Citibank) (MBIA Insd)                 5.125  09/01/21      1,446,075                                    1,446,075
Davis, CA Pub Fac Fin Auth Loc Agy Rev
Mace Ranch Area Ser A                              6.500  09/01/15                       656,445                       656,445
Duarte, CA Multi-Family Rev Hsg Heritage
Park Apt Ser A (AMT) (FNMA Collateralized)         5.850  05/01/30      1,293,779                                    1,293,779
Duarte, CA Redev Agy Tax Alloc Davis
Addition Proj Area Rfdg                            6.700  09/01/14                     1,078,020                     1,078,020
East Bay, CA Muni Util Dist Wtr Sys Rev
(MBIA Insd)                                        5.000  06/01/21                     1,054,720                     1,054,720
East Bay, CA Muni Util Dist Wtr Sys Rev Sub        5.250  06/01/19                     2,668,937   2,183,180         4,852,117

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)



    VIC                VQC             VCV        PROFORMA
PAR AMOUNT         PAR AMOUNT       PAR AMOUNT   PAR AMOUNT
    (000)              (000)           (000)        (000)        DESCRIPTION
----------------------------------------------------------------------------------------------------------------------------------
                                       1,000           1,000      El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                                       1,000           1,000      El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                        1,220                          1,220      Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin
          1,000         1,000          1,000           3,000      Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty
                                                                  Fac Dist No 5 New Sch (FSA Insd)
                        2,155          3,000           5,155      Florin, CA Res Consv Dist Cap Impt Elk Grove
                                                                  Wtr Svc Ser A (MBIA Insd)
          1,000         1,000                          2,000      Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)
                                       1,010           1,010      Folsom Cordova, CA Uni Sch Dist Fac Impt Dist
                                                                  No 1 Cap Apprec Ser A (AMBAC Insd) (c)
                                       1,060           1,060      Folsom Cordova, CA Uni Sch Dist Fac Impt Dist
                                                                  No 1 Cap Apprec Ser A (AMBAC Insd) (c)
          1,950                                        1,950      Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj
                                                                  (MBIA Insd)
         10,000                                       10,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                       15,000                         15,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                        4,000          6,000          10,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                                       5,000           5,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                                       2,950           2,950      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien
                                                                  Ser A (Escrowed to Maturity)
                        2,500          3,000           5,500      Foothill/Eastern Corridor Agy CA Toll Rd Rev
                                                                  Conv Cap Apprec Rfdg (b)
          3,000         2,000                          5,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev
                                                                  Conv Cap Apprec Sr Lien Ser A (Escrowed to Maturity) (b)
                                       1,000           1,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg
                                       1,000           1,000      Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem
                                                                  Sch Ser A Rfdg (MBIA Insd)
                                       1,115           1,115      Garden Grove, CA Pub Fin Auth Rev Ctfs Partn
                                                                  Wtr Svcs Cap Impt Pgm (FSA Insd)
                        1,000          1,500           2,500      Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)
          1,680                                        1,680      Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (c)
                        1,400                          1,400      Hawaii Desert, CA Mem Hlthcare Dist Rev Rfdg
                        1,000                          1,000      Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr Sys
                                                                  Proj Ser A
          1,000         1,000                          2,000      Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)
          1,000                        2,000           3,000      Industry, CA Urban Dev Agy Tax Alloc Civic Rev
                                                                  Indl No 1 Rfdg (MBIA Insd)
                                       1,000           1,000      Inland Empire Solid Waste Fin Auth CA Rev
                                                                  Landfill Impt Fin Proj Ser B (AMT) (Prerefunded
                                                                  @ 08/01/06) (FSA Insd)
                        1,435          1,000           2,435      Irvine, CA Pub Fac & Infrastructure Auth Assmt
                                                                  Rev Ser B (AMBAC Insd)
          1,000                                        1,000      Kern, CA Cmnty College Sch Fac Impt Dist
                                                                  Mammoth Campus/Kern Cmnty (AMBAC Insd)
                                       1,000           1,000      La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)
                                       1,420           1,420      La Quinta, CA Redev Agy Tax Alloc Redev Proj
                                                                  Area No 1 (AMBAC Insd)
                                       1,600           1,600      La Quinta, CA Redev Agy Tax Alloc Redev Proj
                                                                  Area No 1 Rfdg (MBIA Insd)
                        1,500                          1,500      La Quinta, CA Redev Agy Tax Alloc Redev Proj
                                                                  Area No 1 (AMBAC Insd)
          1,000                                        1,000      Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)
          1,105                                        1,105      Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)

                                                                  VIC         VQC            VCV           PROFORMA
                                                                 MARKET      MARKET        MARKET           MARKET
DESCRIPTION                             COUPON     MATURITY      VALUE       VALUE          VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
El Monte, CA Wtr Auth Rev Wtr Sys        5.600    09/01/29                                1,095,480        1,095,480
Proj (AMBAC Insd)
El Monte, CA Wtr Auth Rev Wtr Sys        5.600    09/01/34                                1,095,810        1,095,810
Proj (AMBAC Insd)
Emeryville, CA Pub Fin Auth Rev
Assmt Dist Refin                         5.900    09/02/21                   1,244,998                     1,244,998
Fairfield Suisun, CA Uni Sch Dist        5.375    08/15/29     1,065,440     1,065,440    1,065,440        3,196,320
Spl Tax Cmnty Fac Dist No 5 New
Sch (FSA Insd)
Florin, CA Res Consv Dist Cap
Impt Elk Grove Wtr Svc Ser A
(MBIA Insd)                              5.000    09/01/33                   2,209,996    3,076,560        5,286,556
Folsom, CA Spl Tax Cmnty Fac Dist
No 2 Rfdg (Connie Lee Insd)              5.250    12/01/19     1,102,130     1,102,130                     2,204,260
Folsom Cordova, CA Uni Sch Dist
Fac Impt Dist No 1 Cap Apprec Ser
A (AMBAC Insd) (c)                           *    10/01/19                                  511,252          511,252
Folsom Cordova, CA Uni Sch Dist
Fac Impt Dist No 1 Cap Apprec Ser
A (AMBAC Insd) (c)                           *    10/01/21                                  475,410          475,410
Fontana, CA Redev Agy Tax Alloc
Southwest Indl Pk Proj (MBIA Insd)       5.200    09/01/30     2,044,380                                   2,044,380
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Cap Apprec Rfdg                  *    01/15/25     3,046,400                                   3,046,400
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Cap Apprec Rfdg                  *    01/15/26                   4,312,650                     4,312,650
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Cap Apprec Rfdg                  *    01/15/30                     896,080    1,344,120        2,240,200
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Cap Apprec Rfdg                  *    01/15/31                                1,053,350        1,053,350
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Cap Apprec Sr Lien
Ser A (Escrowed to Maturity)                 *    01/01/27                                  977,364          977,364
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Conv Cap Apprec Rfdg (b)   0/5.875    01/15/27                   1,997,175    2,396,610        4,393,785
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Conv Cap Apprec Sr
Lien Ser A (Escrowed to Maturity) (b)  0/7.050    01/01/10     3,559,140     2,372,760                     5,931,900
Foothill/Eastern Corridor Agy CA
Toll Rd Rev Rfdg                         5.750    01/15/40                                1,011,950        1,011,950
Galt Schs Jt Pwrs Auth CA Rev
High Sch & Elem Sch Ser A Rfdg
(MBIA Insd)                              5.750    11/01/16                                1,121,580        1,121,580
Garden Grove, CA Pub Fin Auth Rev
Ctfs Partn Wtr Svcs Cap Impt Pgm
(FSA Insd)                               5.000    12/15/23                                1,183,662        1,183,662
Glendale, CA Uni Sch Dist Ser C
Indl No 1 (FSA Insd)                     5.500    09/01/19                   1,119,380    1,679,070        2,798,450
Glendale, CA Uni Sch Dist Ser D
(MBIA Insd) (c)                          5.250    09/01/17     1,865,993                                   1,865,993
Hawaii Desert, CA Mem Hlthcare
Dist Rev Rfdg                            5.500    10/01/19                   1,382,836                     1,382,836
Huntington Park, CA Pub Fin Auth
Lease Rev Wastewtr Sys Proj Ser A        6.200    10/01/25                   1,044,610                     1,044,610
Imperial Irr Dist CA Ctf Part
Elec Sys Proj (FSA Insd)                 5.250    11/01/23     1,080,780     1,080,780                     2,161,560
Industry, CA Urban Dev Agy Tax
Alloc Civic Rev Indl No 1 Rfdg
(MBIA Insd)                              5.500    05/01/14     1,085,540                  2,171,080        3,256,620
Inland Empire Solid Waste Fin
Auth CA Rev Landfill Impt Fin
Proj Ser B (AMT) (Prerefunded @
08/01/06) (FSA Insd)                     6.000    08/01/16                                1,086,990        1,086,990
Irvine, CA Pub Fac &
Infrastructure Auth Assmt Rev Ser
B (AMBAC Insd)                           5.000    09/02/22                   1,488,368    1,037,190        2,525,558
Kern, CA Cmnty College Sch Fac
Impt Dist Mammoth Campus/Kern
Cmnty (AMBAC Insd)                           *    08/01/22       423,730                                     423,730
La Quinta, CA Fin Auth Loc Ser A
(AMBAC Insd)                             5.250    09/01/24                                1,083,430        1,083,430
La Quinta, CA Redev Agy Tax Alloc
Redev Proj Area No 1 (AMBAC Insd)        5.000    09/01/22                                1,513,649        1,513,649
La Quinta, CA Redev Agy Tax Alloc
Redev Proj Area No 1 Rfdg (MBIA Insd)    7.300    09/01/08                                1,888,704        1,888,704
La Quinta, CA Redev Agy Tax Alloc
Redev Proj Area No 1 (AMBAC Insd)        5.125    09/01/32                   1,560,705                     1,560,705
Laguna Hills, CA Ctf Part Cmnty
Ctr Proj (MBIA Insd)                     5.000    12/01/18     1,081,170                                   1,081,170
Larkspur, CA Sch Dist Cap Apprec
Ser A (FGIC Insd) (c)                        *    08/01/20       530,245                                     530,245

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC              VQC             VCV            PROFORMA
PAR AMOUNT       PAR AMOUNT      PAR AMOUNT       PAR AMOUNT
  (000)            (000)           (000)             (000)         DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                                   1,145             1,145         Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
                                   1,020             1,020         Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)
                                   1,255             1,255         Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (c)
  1,000                                              1,000         Loma Linda, CA Redev Agy Tax Loma Linda Redev
                                                                     Proj Rfdg (MBIA Insd)
                                   1,000             1,000         Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin
                                                                     Proj Ser A (AMBAC Insd)
                                   1,685             1,685         Long Beach, CA Bd Fin Auth North Long Beach Redev
                                                                     Proj Ser A (AMBAC Insd)
                    3,555                            3,555         Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)
  1,000                            1,000             2,000         Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)
                                   1,000             1,000         Los Angeles, CA Ctf Part Dept Pub Social Svcs
                                                                     Ser A (AMBAC Insd)
  1,000                            1,000             2,000         Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
                                                                     (AMBAC Insd)
                    2,000                            2,000         Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
                                                                     Prop A First Tier Sr Ser C Rfdg (AMBAC Insd)
  1,473                                              1,473         Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab
                                                                     Proj Ser A (AMT) (FNMA Collateralized)
                    1,850                            1,850         Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig
                                                                     Ser A (MBIA Insd)
                    1,200                            1,200         Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf
                                                                     Part Cap Apprec Pooled Fin Ser A (AMBAC Insd)
                    2,000                            2,000         Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev
                                                                     Bunker Hill Proj Ser A (FSA Insd)
                    1,900                            1,900         Los Angeles, CA Ctf Part
                    1,000                            1,000         Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
                                                                     (AMBAC Insd)
                    1,468                            1,468         Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab
                                                                     Proj Ser A (AMT) (FNMA Collateralized)
                      460                              460         Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT)
                                                                     (GNMA Collateralized)
  1,000                                              1,000         Los Angeles, CA Wtr & Pwr Rev Ser A
                    1,000                            1,000         Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)
  1,000                            1,000             2,000         Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA Insd)
                    1,190                            1,190         Lynwood, CA Util Auth Enterp Rev (FSA Insd) (c)
                                   3,650             3,650         Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
  1,000             1,000                            2,000         Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)
  1,000                            2,400             3,400         Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)
                    3,720                            3,720         Midpeninsula Regl Open Space Dist CA Fin Auth Rev
                                                                     (AMBAC Insd) (c)
                                   3,240             3,240         Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec
                                                                     Second Issue (AMBAC Insd)
                    1,710                            1,710         Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA Insd)
                    2,000                            2,000         Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile
                                                                     Home Pk Proj
                    1,000                            1,000         Moorpark, CA Uni Sch Dist Ser A (FSA Insd)
                                   3,180             3,180         Mount Diablo, CA Uni Sch Dist (FSA Insd)
                    1,110                            1,110         Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec
                                                                     Ser D (FSA Insd) (c)

                                                                                  VIC           VQC            VCV         PROFORMA
                                                                                MARKET        MARKET         MARKET         MARKET
DESCRIPTION                                             COUPON    MATURITY       VALUE         VALUE          VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Larkspur, CA Sch Dist Cap Apprec Ser A
  (FGIC Insd) (c)                                            *    08/01/21                                    517,609       517,609
Larkspur, CA Sch Dist Cap Apprec Ser A
  (FGIC Insd)                                                *    08/01/24                                    377,522       377,522
Larkspur, CA Sch Dist Cap Apprec Ser A
  (FGIC Insd) (c)                                            *    08/01/25                                    435,498       435,498
Loma Linda, CA Redev Agy Tax Loma Linda
  Redev Proj Rfdg (MBIA Insd)                            5.125    07/01/30     1,050,100                                  1,050,100
Long Beach, CA Bd Fin Auth Lease Rev Rainbow
  Harbor Refin Proj Ser A (AMBAC Insd)                   5.250    05/01/24                                  1,073,250     1,073,250
Long Beach, CA Bd Fin Auth North Long Beach
  Redev Proj Ser A (AMBAC Insd)                          5.375    08/01/21                                  1,855,303     1,855,303
Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)           5.250    05/15/18                   3,766,985                    3,766,985
Los Angeles, CA Cmnty College Dist Ser A
  (MBIA Insd)                                            5.000    06/01/26     1,030,250                    1,030,250     2,060,500
Los Angeles, CA Ctf Part Dept Pub Social Svcs
  Ser A (AMBAC Insd)                                     5.500    08/01/31                                  1,083,490     1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio
  W L. A. (AMBAC Insd)                                   6.000    11/01/19     1,158,960                    1,158,960     2,317,920
Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
  Prop A First Tier Sr Ser C Rfdg (AMBAC Insd)           5.000    07/01/23                   2,079,900                    2,079,900
Los Angeles, CA Multi-Family Rev Hsg Earthquake
  Rehab Proj Ser A (AMT) (FNMA Collateralized)           5.700    12/01/27     1,538,571                                  1,538,571
Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni
  Oblig Ser A (MBIA Insd)                                6.900    06/30/08                   2,147,313                    2,147,313
Los Angeles Cnty, CA Sch Regionalized Business Svc
  Ctf Part Cap Apprec Pooled Fin Ser A (AMBAC Insd)          *    08/01/26                     387,408                      387,408
Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin
  Auth Rev Bunker Hill Proj Ser A (FSA Insd)             5.000    12/01/27                   2,074,540                    2,074,540
Los Angeles, CA Ctf Part                                 5.700    02/01/18                   1,996,862                    1,996,862
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio
  W L. A. (AMBAC Insd)                                   6.000    11/01/19                   1,158,960                    1,158,960
Los Angeles, CA Multi-Family Rev Hsg Earthquake
  Rehab Proj Ser A (AMT) (FNMA Collateralized)           5.700    12/01/27                   1,533,347                    1,533,347
Los Angeles, CA Single Family Home Mtg Rev Pgm
  Ser A (AMT) (GNMA Collateralized)                      6.875    06/01/25                     460,193                      460,193
Los Angeles, CA Wtr & Pwr Rev Ser A                      5.250    07/01/18     1,038,800                                  1,038,800
Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)      5.375    07/01/18                   1,114,440                    1,114,440
Los Gatos, CA Jt Uni High Sch Election of 1998
  Ser C (FSA Insd)                                       5.000    06/01/27     1,036,340                   1,036,340      2,072,680
Lynwood, CA Util Auth Enterp Rev (FSA Insd) (c)          5.000    06/01/25                   1,241,860                    1,241,860
Manhattan Beach, CA Uni Sch Dist Cap Apprec
  Ser B (FGIC Insd)                                          *    09/01/22                                 1,540,373      1,540,373
Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp
  (MBIA Insd)                                            5.250    06/01/30     1,054,700     1,054,700                    2,109,400
Metropolitan Wtr Dist Southn CA Auth Ser B2
  (FGIC Insd)                                            5.000    10/01/26     1,041,970                   2,500,728      3,542,698
Midpeninsula Regl Open Space Dist CA Fin Auth
  Rev (AMBAC Insd) (c)                                       *    08/01/27                   1,038,215                    1,038,215
Midpeninsula Regl Open Space Dist CA Fin Auth
  Rev Cap Apprec Second Issue (AMBAC Insd)                   *    08/01/26                                   962,118        962,118
Modesto, CA Irr Dist Ctf Part Cap Impts Ser A
  (FSA Insd)                                             5.250    07/01/17                   1,897,125                    1,897,125
Montclair, CA Redev Agy Mobile Home Pk Rev
  Hacienda Mobile Home Pk Proj                           6.000    11/15/22                   1,998,840                    1,998,840
Moorpark, CA Uni Sch Dist Ser A (FSA Insd)               5.000    08/01/23                   1,052,490                    1,052,490
Mount Diablo, CA Uni Sch Dist (FSA Insd)                 5.000    08/01/26                                  3,298,709     3,298,709
Mountain View Los Altos, CA Uni High Sch Dist
   Cap Apprec Ser D (FSA Insd) (c)                           *    08/01/24                     410,833                      410,833

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC              VQC             VCV            PROFORMA
PAR AMOUNT       PAR AMOUNT      PAR AMOUNT       PAR AMOUNT
  (000)            (000)           (000)             (000)         DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                   1,730                             1,730         National City, CA Cmnty Dev Commn Tax Alloc National City Redev
                                                                     Proj Ser A (AMBAC Insd) (c)
                   2,000                             2,000         Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A
  1,000                                              1,000         Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)
                   2,000                             2,000         Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy Retrofit
                                                                     Proj (Prerefunded @ 11/15/06) (Acquired 5/24/96, Cost
                                                                     $1,908,220) (a)
                   1,000                             1,000         Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Om-Energy
                                                                     Retrofit Proj (Prerefunded @ 11/15/05) (Acquired 1/22/02, Cost
                                                                     $1,153,610) (a)
                   2,000           1,000             3,000         Oxnard, CA Harbor Dist Rev Ser B
  1,000                                              1,000         Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)
  1,965                                              1,965         Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (c)
                                   1,230             1,230         Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
                                                                     (MBIA Insd) (c)
                                   1,100             1,100         Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A
                                                                     (FGIC Insd)
                     870                               870         Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West
                                                                     (Escrowed to Maturity)
                   1,040                             1,040         Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (c)
                   1,000                             1,000         Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)
                   1,375                             1,375         Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
                                                                     (AMBAC Insd)
  1,500                                              1,500         Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)
                                   1,000             1,000         Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)
                                   3,350             3,350         Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)
  3,000                                              3,000         Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)
                   1,000                             1,000         Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A
                                                                     (MBIA Insd)
                   2,000                             2,000         Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge
                                                                     Anatolia
                                   1,000             1,000         Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj
                                                                     (FSA Insd)
  1,220                                              1,220         Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1
                                                                     (MBIA Insd)
                   2,540                             2,540         Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj Ser
                                                                     A-E (MBIA Insd)
                   1,800                             1,800         Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
                                                                     (MBIA Insd)
                   1,000                             1,000         Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj
  1,000                                              1,000         Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)
  1,000                                              1,000         Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
                                                                     (MBIA Insd)
                   4,000                             4,000         Redwood City, CA Sch Dist (FGIC Insd)
                   3,000                             3,000         Redwood City, CA Sch Dist (FGIC Insd)
                   1,000                             1,000         Richmond, CA Rev YMCA East Bay Proj Rfdg
  1,650                                              1,650         Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)
                   1,400           2,000             3,400         Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
                                   2,000             2,000         Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg
                                                                     (AMBAC Insd)
                                   1,360             1,360         Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys
                                                                     Proj (AMBAC Insd) (c)

                                                                                  VIC           VQC            VCV        PROFORMA
                                                                                MARKET        MARKET         MARKET        MARKET
DESCRIPTION                                             COUPON    MATURITY       VALUE         VALUE          VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
National City, CA Cmnty Dev Commn Tax Alloc
  National City Redev Proj Ser A (AMBAC Insd) (c)        5.500     08/01/32                   1,881,358                   1,881,358
Needles, CA Pub Util Auth Util Sys Acquisition
  Proj Ser A                                             6.500     02/01/22                   2,059,860                   2,059,860
Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)         5.000     08/01/17     1,049,360                                 1,049,360
Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part
  Energy Retrofit Proj (Prerefunded @ 11/15/06)
  (Acquired 5/24/96, Cost $1,908,220) (a)                6.750     11/15/14                   2,230,560                   2,230,560
Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part
  Om-Energy Retrofit Proj (Prerefunded @ 11/15/05)
  (Acquired 1/22/02, Cost $1,153,610) (a)                7.000     11/15/11                   1,073,350                   1,073,350
Oxnard, CA Harbor Dist Rev Ser B                         6.000     08/01/24                   2,114,800      1,057,400    3,172,200
Oxnard, CA Uni High Sch Dist Ser A Rfdg
  (MBIA Insd)                                            6.200     08/01/30     1,159,430                                 1,159,430
Pacifica, CA Wastewater Rev Rfdg
  (AMBAC Insd) (c)                                       5.250     10/01/22     2,150,142                                 2,150,142
Palm Desert, CA Fin Auth Tax Alloc Rev Proj
  Area No 2 Ser A Rfdg (MBIA Insd) (c)                   5.000     08/01/21                                  1,318,708    1,318,708
Pasadena, CA Area Cmnty College Dist Election
  of 2002 Ser A (FGIC Insd)                              5.000     06/01/21                                  1,175,548    1,175,548
Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic
  Ctr West (Escrowed to Maturity)                            *     12/01/07                     749,775                     749,775
Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
  (MBIA Insd) (c)                                        5.000     10/01/24                   1,096,118                   1,096,118
Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
  (MBIA Insd)                                            5.000     10/01/31                   1,027,130                   1,027,130
Pittsburg, CA Redev Agy Tax Alloc Los Medanos
  Cmnty Dev Proj (AMBAC Insd)                                *     08/01/26                     444,469                     444,469
Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)          5.000     08/01/26     1,555,995                                 1,555,995
Pomona, CA Ctf Part Mission Promenade Proj Ser
  AE (AMBAC Insd)                                        5.375     10/01/32                                  1,064,830    1,064,830
Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)        5.375     11/01/25                                  3,537,031    3,537,031
Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)            5.000     11/01/22     3,113,160                                 3,113,160
Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
  Ser A (MBIA Insd)                                      5.000     06/15/33                   1,022,090                   1,022,090
Rancho Cordova Cmnty Fac Dist CA Spl Tax No
  2003-1 Sunridge Anatolia                               6.000     09/01/24                   2,058,980                   2,058,980
Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
  Redev Proj (FSA Insd)                                  5.250     09/01/20                                  1,092,040    1,092,040
Rancho Mirage, CA Redev Agy Tax Redev Plan 1984
  Proj Ser A 1 (MBIA Insd)                               5.000     04/01/26     1,260,028                                 1,260,028
Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan
  1984 Proj Ser A-E (MBIA Insd)                          5.250     04/01/33                   2,654,910                   2,654,910
Redlands, CA Redev Agy Tax Alloc Redev Proj
  Ser A Rfdg (MBIA Insd)                                 4.750     08/01/21                   1,848,654                   1,848,654
Redondo Beach, CA Pub Fin Auth Rev South Bay
  Ctr Redev Proj                                         7.000     07/01/16                   1,060,240                   1,060,240
Redlands, CA Lease Rev Ctfs Partn Rfdg
  (AMBAC Insd)                                           5.000     09/01/17     1,086,590                                 1,086,590
Redlands, CA Redev Agy Tax Alloc Redev Proj
  Ser A Rfdg (MBIA Insd)                                 4.750     08/01/21     1,027,030                                 1,027,030
Redwood City, CA Sch Dist (FGIC Insd)                    5.000     07/15/23                   4,208,680                   4,208,680
Redwood City, CA Sch Dist (FGIC Insd)                    5.000     07/15/27                   3,099,570                   3,099,570
Richmond, CA Rev YMCA East Bay Proj Rfdg                 7.250     06/01/17                   1,044,450                   1,044,450
Roseville, CA Jt Uni High Sch Dist Ser B
  (FGIC Insd)                                                *     06/01/20       789,855                                   789,855
Sacramento Cnty, CA Santn Dist Fin Auth Rev
  Ser A                                                  5.875     12/01/27                   1,470,952      2,101,360    3,572,312
Sacramento Cnty, CA Santn Dist Fin Auth Rev
  Ser A Rfdg (AMBAC Insd)                                5.500     12/01/16                                  2,338,680    2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones
  40 41 Wtr Sys Proj (AMBAC Insd) (c)                    5.000     06/01/17                                  1,482,237    1,482,237

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

      VIC        VQC         VCV         PROFORMA
   PAR AMOUNT  PAR AMOUNT  PAR AMOUNT   PAR AMOUNT
     (000)       (000)      (000)         (000)                   DESCRIPTION
----------------------------------------------------------------------------------------------------------------------------------
                  2,000                   2,000     Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A (FSA Insd)
                  1,750     2,000         3,750     Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)
                              700           700     Sacramento, CA Cogeneration Auth Cogeneration Proj Rev Proctor & Gamble Proj
     1,000                                1,000     Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)
                  2,000                   2,000     Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)
     1,000                                1,000     San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA Insd)
                            2,000         2,000     San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)
                  2,500                   2,500     San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev Proj Ser A
                  6,000                   6,000     San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B (Inverse Fltg) (Prerefunded
                                                    @ 04/27/06) (Variable Rate Coupon) (MBIA Insd)  (e)
                            1,000         1,000     San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)
     1,500        1,000                   2,500     San Diego, CA Redev Agy Centre City Redev Proj Ser A
     1,000                                1,000     San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)
                  1,000                   1,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser Issue 12-A
                                                    (AMT) (FGIC Insd)
     1,185                                1,185     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser Issue 15B
                                                    (MBIA Insd)
     1,685                                1,685     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease Ser A
                                                    (AMT) (FSA Insd)
     1,000        1,000                   2,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A Rfdg (AMT)
                                                    (MBIA Insd)
                  3,000                   3,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A Rfdg (AMT)
                                                    (MBIA Insd)
     1,000                  1,500         2,500     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser 30 Rfdg
                                                    (XLCA Insd)
                            2,000         2,000     San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser Issue 12-A
                                                    (AMT) (FGIC Insd)
                  3,225                   3,225     San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone (XLCA Insd)
                  2,130                   2,130     San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone (XLCA Insd)
                  5,000     1,000         6,000     San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg (MBIA Insd)
                  1,000                   1,000     San Jose, CA Single Family Mtg Rev Cap Accumulator (Escrowed to Maturity)
                                                    (GEMIC Insd)
                            1,600         1,600     San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)
                  2,000                   2,000     San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)
                  1,000                   1,000     San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area 3 Ser A
                  2,725                   2,725     San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)
     1,000        3,000     1,000         5,000     San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)
     1,000                                1,000     Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)
     1,500        1,000                   2,500     Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts Ser B (AMT) (FNMA
                                                    Collateralized)
     2,000        2,820                   4,820     Santa Ana, CA Uni Sch Dist (MBIA Insd)
     1,000                                1,000     Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj (FSA Insd)
                  3,200                   3,200     Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A (XLCA Insd)

                                                                                    VIC          VQC         VCV          PROFORMA
                                                                                   MARKET       MARKET      MARKET         MARKET
DESCRIPTION                                                  COUPON   MATURITY     VALUE        VALUE       VALUE          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA City Fin Auth City Hall & Redev Proj
Ser A (FSA Insd)                                             5.000    12/01/28                 2,058,220                 2,058,220
Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)       5.000    12/01/33                 1,796,865  2,053,560      3,850,425
Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
Proctor & Gamble Proj                                        6.375    07/01/10                              727,174        727,174
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)      5.250    08/01/27    1,040,600                              1,040,600
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)      5.250    08/01/31                 2,070,000                 2,070,000
San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA
Insd)                                                        5.000    08/01/28    1,033,120                              1,033,120
San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)     5.500    09/01/20                            2,241,500      2,241,500
San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev
Proj Ser A                                                   7.000    09/01/24                 2,710,150                 2,710,150
San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B
(Inverse Fltg) (Prerefunded @ 04/27/06) (Variable Rate
Coupon) (MBIA Insd)(e)                                      10.820    04/08/21                 7,001,280                 7,001,280
San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)           5.000    05/15/20                            1,021,850      1,021,850
San Diego, CA Redev Agy Centre City Redev Proj Ser A         6.400    09/01/25    1,598,100    1,065,400                 2,663,500
San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)            5.000    09/01/24    1,057,680                              1,057,680
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser Issue 12-A (AMT) (FGIC Insd)                  5.800    05/01/21                 1,048,590                 1,048,590
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser Issue 15B (MBIA Insd)                         4.800    05/01/17    1,236,832                              1,236,832
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Spl Fac Lease Ser A (AMT) (FSA Insd)                     6.125    01/01/27    1,859,971                              1,859,971
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                        5.250    05/01/26    1,032,500    1,032,500                 2,065,000
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Second Ser 27A Rfdg (AMT) (MBIA Insd)                        5.250    05/01/31                 3,080,550                 3,080,550
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser 30 Rfdg (XLCA Insd)                           5.250    05/01/16    1,120,660               1,680,990      2,801,650
San Francisco, CA City & Cnty Arpt Commn Intl Arpt
Rev Second Ser Issue 12-A (AMT) (FGIC Insd)                  5.800    05/01/21                            2,097,180      2,097,180
San Francisco, CA City & Cnty Redev Agy Lease Rev
George Moscone (XLCA Insd)                                       *    07/01/12                 2,415,106                 2,415,106
San Francisco, CA City & Cnty Redev Agy Lease Rev
George Moscone (XLCA Insd)                                       *    07/01/14                 1,441,179                 1,441,179
San Jose, CA Fin Auth Lease Rev Convention Ctr Proj
Ser F Rfdg (MBIA Insd)                                       5.000    09/01/17                 5,430,850  1,086,170      6,517,020
San Jose, CA Single Family Mtg Rev Cap Accumulator
(Escrowed to Maturity) (GEMIC Insd)                              *    04/01/16                   620,290                   620,290
San Leandro, CA Ctf Part Lib & Fire Stations Fin
(AMBAC Insd)                                                 5.700    11/01/20                            1,819,184      1,819,184
San Leandro, CA Ctf Part Lib & Fire Stations Fin
(AMBAC Insd)                                                 5.750    11/01/29                 2,226,960                 2,226,960
San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj
Area 3 Ser A                                                 6.750    10/01/30                 1,088,030                 1,088,030
San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)              5.000    09/01/23                 2,910,845                 2,910,845
San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)          5.000    08/01/24    1,057,270    3,171,810  1,057,270      5,286,350
Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                     5.600    08/01/23    1,178,240                              1,178,240
Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol
Apts Ser B (AMT) (FNMA Collateralized)                       5.650    11/01/21    1,522,785    1,015,190                 2,537,975
Santa Ana, CA Uni Sch Dist (MBIA Insd)                       5.375    08/01/27    2,148,900    3,029,949                 5,178,849
Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin
Proj (FSA Insd)                                                  *    04/01/36      190,160                                190,160
Semitropic Impt Dist Semitropic Wtr Storage Dist CA
Wtr Ser A (XLCA Insd)                                        5.125    12/01/35                 3,330,336                 3,330,336

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
              VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


      VIC        VQC         VCV         PROFORMA
   PAR AMOUNT  PAR AMOUNT  PAR AMOUNT   PAR AMOUNT
     (000)       (000)      (000)         (000)                   DESCRIPTION
----------------------------------------------------------------------------------------------------------------------------------

                  1,005                   1,005     Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg (Acquired 7/28/98, Cost
                                                    $1,005,000) (a)
                            1,220         1,220     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                                                    (FGIC Insd) (c)
                            1,285         1,285     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                                                    (FGIC Insd) (c)
                            1,350         1,350     Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                                                    (FGIC Insd) (c)
     2,000                                2,000     South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)
                  1,640                   1,640     South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev Proj Area 1-A Rfdg (FSA Insd)
        35                                   35     Southern CA Home Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA
                                                    Collateralized)
                  5,000                   5,000     Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
                              945           945     Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT) (Variable Rate Coupon)
                                                    (FNMA Collateralized)
                  1,745                   1,745     State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)
                  1,000                   1,000     Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No 90-1 Rfdg
                            1,260         1,260     Sweetwater, CA Auth Wtr Rev (FSA Insd)
     1,300                                1,300     Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (c)
     2,000                  2,000         4,000     University of CA Ctf Part San Diego Campus Proj Ser A
     4,000        6,000                  10,000     University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)
                            1,000         1,000     University of CA Rev Resh Fac Ser E (AMBAC Insd)
     1,200        1,000                   2,200     Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)
                  2,000                   2,000     Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)
                  1,000                   1,000     Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home Ser A (Prerefunded @
                                                    02/01/25)
     1,000                                1,000     Vista, CA Uni Sch Dist Ser A (FSA Insd)
     2,000                                2,000     William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg (FSA Insd)
     1,000                  1,000         2,000     Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)


                        PUERTO RICO    3.5%
                            5,000         5,000     Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)
                            1,000         1,000     Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)
                  2,000     2,000         4,000     Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)


                        U. S. VIRGIN ISLANDS    2.0%
     1,000        1,000     1,000         3,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                  1,000     1,000         2,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                  1,000                   1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)


                                                                                    VIC          VQC         VCV          PROFORMA
                                                                                   MARKET      MAKRET       MARKET         MARKET
Description                                                   Coupon  Maturity     VALUE        VALUE       VALUE          VALUE
------------                                                 -------  --------    ----------   ---------  ---------      ----------

Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II
Rfdg (Acquired 7/28/98, Cost $1,005,000) (a)                 6.000    09/01/12               1,051,933                    1,051,933
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                           5.250    09/01/20                             1,335,863      1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                           5.250    09/01/21                             1,401,036      1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon &
West End Proj Rfdg (FGIC Insd) (c)                           5.250    09/01/22                             1,464,588      1,464,588
South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)    5.800    09/02/18    2,279,980                               2,279,980
South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev
Proj Area 1-A Rfdg (FSA Insd)                                5.000    10/01/29               1,692,398                    1,692,398
Southern CA Home Fin Auth Single Family Mtg Rev Ser A
(AMT) (GNMA Collateralized)                                  6.750    09/01/22       35,013                                  35,013
Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs            6.750    07/01/12               6,026,900                    6,026,900
Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
 (Variable Rate Coupon) (FNMA Collateralized)                5.625    08/01/29                             1,011,585      1,011,585
State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)       5.500    08/01/28               1,916,865                    1,916,865
Stockton, CA South Stockton Cmnty Fac Dist Spl Tax
No 90-1 Rfdg                                                 6.400    09/01/15               1,048,830                    1,048,830
Sweetwater, CA Auth Wtr Rev (FSA Insd)                       5.500    04/01/17                             1,406,185      1,406,185
Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (c)                *    08/01/22      550,849                                 550,849
University of CA Ctf Part San Diego Campus Proj Ser A        5.250    01/01/32    2,079,120                2,079,120      4,158,240
University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)    5.250    05/15/30    4,215,120  6,322,680                   10,537,800
University of CA Rev Resh Fac Ser E (AMBAC Insd)             5.000    09/01/19                             1,077,290      1,077,290
Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)             5.500    08/01/23    1,337,952  1,114,960                    2,452,912
Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)          5.250    08/15/15               2,198,060                    2,198,060
Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home
Ser A (Prerefunded @ 02/01/25)                               5.875    02/01/28               1,106,370                    1,106,370
Vista, CA Uni Sch Dist Ser A (FSA Insd)                      5.000    08/01/23    1,052,490                               1,052,490
William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac
Rfdg (FSA Insd)                                              6.500    09/01/14    2,115,200                               2,115,200
Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)    5.000    03/01/25    1,034,640                1,034,640      2,069,280
                                                                               ----------------------------------------------------
                                                                                118,277,956 232,868,883  149,937,242    501,084,081
                                                                               ----------------------------------------------------



Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg
(FSA Insd)                                                   6.250    07/01/21                             6,341,300      6,341,300
Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC
Insd)                                                        5.250    07/01/16                             1,127,080      1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)         5.375    07/01/17               2,243,380     2,243,380      4,486,760
                                                                               ----------------------------------------------------
                                                                                          0  2,243,380     9,711,760     11,955,140
                                                                               ----------------------------------------------------




Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A                                                     6.375    10/01/19    1,158,180  1,158,180     1,158,180      3,474,540
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A                                                     6.500    10/01/24               1,161,490     1,161,490      2,322,980
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
Nt Ser A (ACA Insd)                                          6.125    10/01/29               1,120,460                    1,120,460
                                                                               ----------------------------------------------------
                                                                                  1,158,180  3,440,130     2,319,670      6,917,980

            VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC) -
               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

                                                                      VIC                 VQC              VCV            PROFORMA
                                                                    MARKET              MARKET           MARKET            MARKET
DESCRIPTION                                                          VALUE              VALUE             VALUE             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  150.6%
      (Cost $479,224,102)...........................              119,436,136        238,552,393       161,968,672      519,957,201

TOTAL SHORT-TERM INVESTMENTS  0.3%
      (Cost $1,100,000).............................                 900,000                 --           200,000        1,100,000
                                                                -------------------------------------------------------------------

TOTAL INVESTMENTS  150.9%
      (Cost $480,324,102)...........................             120,336,136        238,552,393       162,168,672      521,057,201

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%                        1,388,985          2,529,735           277,279        4,195,999

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)
  (52.1%)                                                        (45,016,950)       (75,015,404)      (60,010,848)    (180,043,202)
                                                                -------------------------------------------------------------------
NET ASSETS  100.0%
                                                                $ 76,708,171       $166,066,724      $102,435,103     $345,209,998
                                                                ===================================================================

Percentages are calculated as a percentage of net assets applicable to common shares.
* Zero coupon bond
(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.0%, 3.9%, 0.0% and 1.9% of net assets applicable to common shares of Van Kampen Trust for Investment Grade California, Van Kampen California Quality Municipal Trust, Van Kampen California Value Municipal Income Trust and Proforma, respectively.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) The Trust owns 100% of the bond issuance.
(d) Securities purchased on a when-issued or delayed delivery basis.
(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.
(f) Does not reflect a non-recurring cost associated with this transaction of approximately $363,300. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                Approximate Cost      Cost Per Share
                                                                ------------------------------------
Van Kampen Trust for Investment Grade California                   $ 166,080             $0.036
Van Kampen California Quality Municipal Trust                         15,570              0.002
Van Kampen California Value Municipal Income Trust                   181,650              0.030
                                                                   ---------
                                                                   $ 363,300
                                                                   =========

ACA -- American Capital Access Insurance Co.
AMBAC -- AMBAC Indemnity Corp.
AMT -- Alternative Minimum Tax
Asset Gty -- Asset Guaranty Insurance Co.
CA MTG -- California Mortgage Insurance
CIFG -- CDC IXIS Financial Guaranty
Connie Lee -- Connie Lee Insurance Co.
FGIC -- Financial Guaranty Insurance Co.
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
GEMIC -- General Electric Mortgage Insurance Corp.
GNMA -- Government National Mortgage Association
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance Corp.
Radian -- Radian Asset Assurance
XLCA -- XL Capital Assurance Inc.

                   VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

      VKC           VCV        PROFORMA
  PAR AMOUNT     PAR AMOUNT   PAR AMOUNT
     (000)         (000)        (000)      DESCRIPTION
----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  160.1%
CALIFORNIA  148.8%
                   $2,000      $2,000      A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                    1,610       1,610      A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
      $1,000        1,000       2,000      Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
                                           Med Ctr (AMBAC Insd)
       1,000        1,000       2,000      Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen
                                           Manor Sr Citizens (CA MTG Insd)
       1,000        1,000       2,000      Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
                                           Dominion Ser A Rfdg (AMT) (Asset Gty Insd)
                    1,000       1,000      Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
                                           Dominion Ser B Rfdg (Variable Rate Coupon) (Asset Gty Insd)
       1,205                    1,205      Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)
       1,400                    1,400      Alhambra, CA City Elem Sch Dist Ser A (FSA Insd)
                    1,485       1,485      Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)
       1,000        2,000       3,000      Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area
                                           Ser D
                    2,500       2,500      Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)
                    1,390       1,390      Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)
                                           (b)
                    1,510       1,510      Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)
                                           (b)
                    2,000       2,000      Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                           (AMBAC Insd)
                    1,500       1,500      Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                           (AMBAC Insd)
                    1,000       1,000      California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
                    1,000       1,000      California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
         505          505       1,010      California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
                                           (MBIA Insd)
       1,000                    1,000      California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A
       1,000        1,000       2,000      California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
                                           (MBIA Insd)
       1,000                    1,000      California Infrastructure & Econ Dev Bk Rev (MBIA Insd)
                    2,000       2,000      California Infrastructure & Econ Dev Bk Rev Bay Area Toll
                                           Brdgs First Lien Ser A (FGIC Insd)
                    1,000       1,000      California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec
                                           Ser A Rfdg (MBIA Insd)
                    3,000       3,000      California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas &
                                           Elec Ser A Rfdg (AMT) (FGIC Insd)
       1,000                    1,000      California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA
                                           Edison Co (AMT) (AMBAC Insd)
                      215         215      California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
                                           Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)
                       50          50      California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
                                           Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)
                       70          70      California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
                                           Bkd Secs Ser A2 (AMT) (GNMA Collateralized)
          60                       60      California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser
                                           C (AMT) (GNMA Collateralized)
                    2,400       2,400      California St (AMBAC Insd)
       2,000        1,000       3,000      California St (FGIC Insd)
                    1,000       1,000      California St (MBIA Insd)
                    1,585       1,585      California St Pub Wks Brd Dept Corrections Ser C
                    1,000       1,000      California St Pub Wks Brd Dept Corrections Ser C
                    3,000       3,000      California St Pub Wks Brd Energy Efficiency Rev Ser A (FSA
                                           Insd)
                    1,255       1,255      California St Rfdg (XLCA Insd)
       1,000                    1,000      California St Univ Fresno Assn Inc Rev Sr Aux Organization
                                           Event Ctr
                    1,000       1,000      California St Univ Fresno Assn Sr Aux Organization Event Ctr
       1,000        3,000       4,000      California St Vet Bd Ser BH (AMT) (FSA Insd)
       1,000        2,000       3,000      California St Vet Bd Ser BH (AMT) (FSA Insd)
                    1,000       1,000      California Statewide Cmntys Dev Huntington Mem Hosp (Connie
                                           Lee Insd)
                    1,085       1,085      Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                           Insd) (b)
                    1,085       1,085      Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
                                           Insd) (b)
                    2,000       2,000      Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice Gen
                                           Proj Rev (MBIA Insd)
                    1,500       1,500      Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)
                    1,440       1,440      Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
                                           (AMBAC Insd)
       1,600                    1,600      Commerce, CA Jt Pwr Fin Cmnty Ctr Proj (XLCA Insd)
                    1,580       1,580      Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (b) (c)
                    1,230       1,230      Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                    1,110       1,110      Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                    1,965       1,965      Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg
                                           (MBIA Insd)
                    1,250       1,250      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                    1,595       1,595      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                    1,735       1,735      Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (b)
       1,000                    1,000      East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)





                                                                                           VKC             VCV         PROFORMA
DESCRIPTION                                                        COUPON   MATURITY    MARKET VALUE   MARKET VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                      *   08/01/21                      $904,260      $904,260
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                      *   08/01/22                       682,559       682,559
Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
Med Ctr (AMBAC Insd)                                               5.875%   12/01/19     $1,144,590      1,144,590     2,289,180
Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen
Manor Sr Citizens (CA MTG Insd)                                     6.100   02/15/25      1,081,310      1,081,310     2,162,620
Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
Dominion Ser A Rfdg (AMT) (Asset Gty Insd)                          6.400   08/15/30      1,092,660      1,092,660     2,185,320
Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
Dominion Ser B Rfdg (Variable Rate Coupon) (Asset Gty Insd)         6.250   08/15/30                     1,094,810     1,094,810
Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)                      4.750   06/01/20      1,236,655                    1,236,655
Alhambra, CA City Elem Sch Dist Ser A (FSA Insd)                    5.600   09/01/24      1,565,942                    1,565,942
Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)                 5.375   08/01/20                     1,655,493     1,655,493
Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area
Ser D                                                               5.000   04/01/17      1,087,380      2,174,760     3,262,140
Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)          5.250   06/01/12                     2,828,075     2,828,075
Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)
(b)                                                                 5.500   08/01/19                     1,574,953     1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)
(b)                                                                 5.500   08/01/20                     1,704,684     1,704,684
Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
(AMBAC Insd)                                                        5.250   12/01/19                     2,207,300     2,207,300
Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
(AMBAC Insd)                                                        5.250   12/01/23                     1,622,040     1,622,040
California Edl Fac Auth Rev Pooled College & Univ Proj Ser B        5.250   04/01/24                     1,012,180     1,012,180
California Edl Fac Auth Rev Pooled College & Univ Proj Ser B        6.750   06/01/30                     1,087,360     1,087,360
California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
(MBIA Insd)                                                         6.000   03/01/16        536,628        536,628     1,073,256
California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A         6.125   12/01/19      1,100,980                    1,100,980
California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
(MBIA Insd)                                                         5.850   08/01/17      1,048,140      1,048,140     2,096,280
California Infrastructure & Econ Dev Bk Rev (MBIA Insd)             5.500   06/01/15      1,128,210                    1,128,210
California Infrastructure & Econ Dev Bk Rev Bay Area Toll
Brdgs First Lien Ser A (FGIC Insd)                                  5.000   07/01/29                     2,064,500     2,064,500
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec
Ser A Rfdg (MBIA Insd)                                              5.900   06/01/14                     1,187,840     1,187,840
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas &
Elec Ser A Rfdg (AMT) (FGIC Insd)                                   3.500   12/01/23                     3,070,170     3,070,170
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA
Edison Co (AMT) (AMBAC Insd)                                        6.000   07/01/27      1,002,760                    1,002,760
California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)                      6.150   06/01/20                       219,038       219,038
California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)                      7.500   08/01/27                        51,692        51,692
California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
Bkd Secs Ser A2 (AMT) (GNMA Collateralized)                         7.950   12/01/24                        70,701        70,701
California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser
C (AMT) (GNMA Collateralized)                                       7.800   02/01/28         62,071                       62,071
California St (AMBAC Insd)                                          6.400   09/01/08                     2,758,632     2,758,632
California St (FGIC Insd)                                           5.000   10/01/23      2,067,000      1,033,500     3,100,500
California St (MBIA Insd)                                           5.000   02/01/26                     1,039,820     1,039,820
California St Pub Wks Brd Dept Corrections Ser C                    5.000   06/01/09                     1,729,219     1,729,219
California St Pub Wks Brd Dept Corrections Ser C                    5.500   06/01/23                     1,089,060     1,089,060
California St Pub Wks Brd Energy Efficiency Rev Ser A (FSA
Insd)                                                               5.250   05/01/08                     3,038,310     3,038,310
California St Rfdg (XLCA Insd)                                      5.500   03/01/11                     1,421,062     1,421,062
California St Univ Fresno Assn Inc Rev Sr Aux Organization
Event Ctr                                                           6.000   07/01/22      1,060,320                    1,060,320
California St Univ Fresno Assn Sr Aux Organization Event Ctr        6.000   07/01/31                     1,055,770     1,055,770
California St Vet Bd Ser BH (AMT) (FSA Insd)                        5.400   12/01/15      1,025,850      3,077,550     4,103,400
California St Vet Bd Ser BH (AMT) (FSA Insd)                        5.400   12/01/16      1,025,850      2,051,700     3,077,550
California Statewide Cmntys Dev Huntington Mem Hosp (Connie
Lee Insd)                                                           5.750   07/01/16                     1,079,820     1,079,820
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
Insd) (b)                                                               *   08/01/32                       244,928       244,928
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA
Insd) (b)                                                               *   08/01/33                       231,615       231,615
Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice Gen
Proj Rev (MBIA Insd)                                                5.000   07/01/17                     2,163,580     2,163,580
Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                      5.000   05/01/27                     1,554,120     1,554,120
Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
(AMBAC Insd)                                                        7.000   08/01/08                     1,680,293     1,680,293
Commerce, CA Jt Pwr Fin Cmnty Ctr Proj (XLCA Insd)                  5.000   10/01/29      1,639,568                    1,639,568
Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (b) (c)        5.000   07/01/06                     1,622,897     1,622,897
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)         5.500   06/01/25                     1,364,833     1,364,833
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)         5.000   06/01/29                     1,148,861     1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg
(MBIA Insd)                                                         5.500   11/01/22                     2,153,424     2,153,424
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)               *   09/01/16                       754,075       754,075
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)               *   09/01/17                       909,325       909,325
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (b)           *   09/01/18                       934,055       934,055
East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                 5.000   06/01/21      1,054,720                    1,054,720


                   VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


        VKC         VCV       PROFORMA
    PAR AMOUNT  PAR AMOUNT   PAR AMOUNT
      (000)        (000)       (000)           DESCRIPTION
--------------------------------------------------------------------------------------------------------------
                    2,000       2,000          East Bay, CA Muni Util Dist Wtr Sys Rev Sub
       1,280                    1,280          El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg
                                               (AMT) (MBIA Insd) (b)
                    1,000       1,000          El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                    1,000       1,000          El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
       1,000                    1,000          Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg Proj B
                                               (MBIA Insd)
                    1,000       1,000          Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5
                                               New Sch (FSA Insd)
                    3,000       3,000          Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
                                               (MBIA Insd)
       1,000                    1,000          Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)
                    1,010       1,010          Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
                                               Ser A (AMBAC Insd) (b)
                    1,060       1,060          Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
                                               Ser A (AMBAC Insd) (b)
       1,000                    1,000          Fontana, CA Redev Agy Tax Alloc Southeast Indl Pk Proj Rfdg
                                               (MBIA Insd)
       1,000        6,000       7,000          Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                    5,000       5,000          Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                    2,950       2,950          Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr
                                               Lien Ser A (Escrowed to Maturity)
                    3,000       3,000          Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
                                               Rfdg (a)
       1,000                    1,000          Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
                                               Sr Lien Ser A (Escrowed to Maturity) (a)
                    1,000       1,000          Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg
                    1,000       1,000          Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg
                                               (MBIA Insd)
                    1,115       1,115          Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs Cap
                                               Impt Pgm (FSA Insd)
                    1,500       1,500          Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)
       1,000                    1,000          Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)
                    2,000       2,000          Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl No 1 Rfdg
                                               (MBIA Insd)
                    1,000       1,000          Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin
                                               Proj Ser B (AMT) (Prerefunded @ 08/01/06) (FSA Insd)
       1,000        1,000       2,000          Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
                                               (AMBAC Insd)
         800                      800          Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus Ser A
                                               (AMBAC Insd) (b)
                    1,000       1,000          La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)
                    1,420       1,420          La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC
                                               Insd)
                    1,600       1,600          La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 Rfdg
                                               (MBIA Insd)
                    1,145       1,145          Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)
                    1,020       1,020          Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)
                    1,255       1,255          Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)
                    1,000       1,000          Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin
                                               Proj Ser A (AMBAC Insd)
                    1,685       1,685          Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
                                               (AMBAC Insd)
                    1,000       1,000          Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)
                    1,000       1,000          Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A (AMBAC
                                               Insd)
                    1,000       1,000          Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
                                               (AMBAC Insd)
       1,000                    1,000          Los Angeles, CA Uni Sch Dist 1997 Election Ser E (Prerefunded
                                               @ 07/01/12) (MBIA Insd)
       1,000                    1,000          Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)
       1,250                    1,250          Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA
                                               Cnty Sch Pooled Fin Proj Ser A (FSA Insd)
         517                      517          Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease Ltd
                                               (FSA Insd)
       2,000                    2,000          Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)
                    1,000       1,000          Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA
                                               Insd)
       1,000                    1,000          Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)
                    3,650       3,650          Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                    2,400       2,400          Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)
                    3,240       3,240          Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec
                                               Second Issue (AMBAC Insd)
       1,405                    1,405          Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (b)
                    3,180       3,180          Mount Diablo, CA Uni Sch Dist (FSA Insd)
                    1,000       1,000          Oxnard, CA Harbor Dist Rev Ser B
                    1,230       1,230          Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A
                                               Rfdg (MBIA Insd) (b)
                    1,100       1,100          Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A
                                               (FGIC Insd)
       1,000                    1,000          Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)
                    1,000       1,000          Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)
                    3,350       3,350          Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)


                                                                                           VKC           VCV        PROFORMA
DESCRIPTION                                                     COUPON    MATURITY    MARKET VALUE   MARKET VALUE  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
East Bay, CA Muni Util Dist Wtr Sys Rev Sub                       5.250   06/01/19                     2,183,180     2,183,180
El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg
(AMT) (MBIA Insd) (b)                                             5.250   07/01/15      1,411,725                    1,411,725
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)               5.600   09/01/29                     1,095,480     1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)               5.600   09/01/34                     1,095,810     1,095,810
Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg Proj B
(MBIA Insd)                                                       5.000   09/01/19      1,074,820                    1,074,820
Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5
New Sch (FSA Insd)                                                5.375   08/15/29                     1,065,440     1,065,440
Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
(MBIA Insd)                                                       5.000   09/01/33                     3,076,560     3,076,560
Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)     5.250   12/01/19      1,102,130                    1,102,130
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
Ser A (AMBAC Insd) (b)                                                *   10/01/19                       511,252       511,252
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec
Ser A (AMBAC Insd) (b)                                                *   10/01/21                       475,410       475,410
Fontana, CA Redev Agy Tax Alloc Southeast Indl Pk Proj Rfdg
(MBIA Insd)                                                       5.000   09/01/22      1,060,100                    1,060,100
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg          *   01/15/30        224,020      1,344,120     1,568,140
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg          *   01/15/31                     1,053,350     1,053,350
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr
Lien Ser A (Escrowed to Maturity)                                     *   01/01/27                       977,364       977,364
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
Rfdg (a)                                                        0/5.875   01/15/27                     2,396,610     2,396,610
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec
Sr Lien Ser A (Escrowed to Maturity) (a)                        0/7.050   01/01/10      1,186,380                    1,186,380
Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                 5.750   01/15/40                     1,011,950     1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg
(MBIA Insd)                                                       5.750   11/01/16                     1,121,580     1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs Cap
Impt Pgm (FSA Insd)                                               5.000   12/15/23                     1,183,662     1,183,662
Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)              5.500   09/01/19                     1,679,070     1,679,070
Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)            5.250   11/01/23      1,080,780                    1,080,780
Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl No 1 Rfdg
(MBIA Insd)                                                       5.500   05/01/14                     2,171,080     2,171,080
Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin
Proj Ser B (AMT) (Prerefunded @ 08/01/06) (FSA Insd)              6.000   08/01/16                     1,086,990     1,086,990
Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
(AMBAC Insd)                                                      5.000   09/02/22      1,037,190      1,037,190     2,074,380
Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus Ser A
(AMBAC Insd) (b)                                                  5.000   08/01/19        861,760                      861,760
La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                     5.250   09/01/24                     1,083,430     1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC
Insd)                                                             5.000   09/01/22                     1,513,649     1,513,649
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 Rfdg
(MBIA Insd)                                                       7.300   09/01/08                     1,888,704     1,888,704
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)                *   08/01/21                       517,609       517,609
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                    *   08/01/24                       377,522       377,522
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)                *   08/01/25                       435,498       435,498
Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin
Proj Ser A (AMBAC Insd)                                           5.250   05/01/24                     1,073,250     1,073,250
Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
(AMBAC Insd)                                                      5.375   08/01/21                     1,855,303     1,855,303
Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)              5.000   06/01/26                     1,030,250     1,030,250
Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A (AMBAC
Insd)                                                             5.500   08/01/31                     1,083,490     1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
(AMBAC Insd)                                                      6.000   11/01/19                     1,158,960     1,158,960
Los Angeles, CA Uni Sch Dist 1997 Election Ser E (Prerefunded
@ 07/01/12) (MBIA Insd)                                           5.500   07/01/17      1,137,100                    1,137,100
Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                     5.250   07/01/20      1,097,310                    1,097,310
Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA
Cnty Sch Pooled Fin Proj Ser A (FSA Insd)                         5.000   09/01/28      1,289,113                    1,289,113
Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease Ltd
(FSA Insd)                                                        7.375   12/15/06        520,603                      520,603
Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)              5.000   07/01/26      2,089,580                    2,089,580
Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA
Insd)                                                             5.000   06/01/27                     1,036,340     1,036,340
Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)            5.000   08/01/25      1,050,750                    1,050,750
Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)         *   09/01/22                     1,540,373     1,540,373
Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)           5.000   10/01/26                     2,500,728     2,500,728
Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec
Second Issue (AMBAC Insd)                                             *   08/01/26                       962,118       962,118
Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (b)                    5.375   08/01/18      1,581,285                    1,581,285
Mount Diablo, CA Uni Sch Dist (FSA Insd)                          5.000   08/01/26                     3,298,709     3,298,709
Oxnard, CA Harbor Dist Rev Ser B                                  6.000   08/01/24                     1,057,400     1,057,400
Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A
Rfdg (MBIA Insd) (b)                                              5.000   08/01/21                     1,318,708     1,318,708
Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A
(FGIC Insd)                                                       5.000   06/01/21                     1,175,548     1,175,548
Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)       5.500   05/01/19      1,163,280                    1,163,280
Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)    5.375   10/01/32                     1,064,830     1,064,830
Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                 5.375   11/01/25                     3,537,031     3,537,031

                   VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

         VKC          VCV      PROFORMA
     PAR AMOUNT  PAR AMOUNT  PAR AMOUNT
        (000)        (000)      (000)           DESCRIPTION
----------------------------------------------------------------------------------------------------------------
                    1,000       1,000           Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj
                                                (FSA Insd)
       1,000                    1,000           Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA
                                                Insd)
                    2,000       2,000           Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A
                    2,000       2,000           Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC
                                                Insd)
                    1,360       1,360           Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys
                                                Proj (AMBAC Insd) (b)
                    2,000       2,000           Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)
                      700         700           Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
                                                Proctor & Gamble Proj
                    2,000       2,000           San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)
         955                      955           San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA
                                                Collateralized)
                    1,000       1,000           San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)
       1,000                    1,000           San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A (FSA
                                                Insd)
                    1,500       1,500           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
                                                Ser 30 Rfdg (XLCA Insd)
                    2,000       2,000           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
                                                Ser Issue 12-A (AMT) (FGIC Insd)
       2,000        1,000       3,000           San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F
                                                Rfdg (MBIA Insd)
                    1,600       1,600           San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)
                    1,000       1,000           San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)
       1,000                    1,000           Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)
       1,350                    1,350           Santa Ana, CA Uni Sch Dist (MBIA Insd) (b)
       1,000                    1,000           Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
                                                (XLCA Insd)
                    1,220       1,220           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
                                                Proj Rfdg (FGIC Insd) (b)
                    1,285       1,285           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
                                                Proj Rfdg (FGIC Insd) (b)
                    1,350       1,350           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
                                                Proj Rfdg (FGIC Insd) (b)
       1,305                    1,305           South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)
         600                      600           Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs
                      945         945           Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
                                                (Variable Rate Coupon) (FNMA Collateralized)
       1,000                    1,000           State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)
                    1,260       1,260           Sweetwater, CA Auth Wtr Rev (FSA Insd)
       1,325                    1,325           Sweetwater, CA Auth Wtr Rev (FSA Insd)
                    2,000       2,000           University of CA Ctf Part San Diego Campus Proj Ser A
       1,000                    1,000           University of CA Rev Multi Purp Proj Ser M (FGIC Insd)
                    1,000       1,000           University of CA Rev Resh Fac Ser E (AMBAC Insd)
                    1,000       1,000           Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)




            PUERTO RICO 9.6%
                    5,000       5,000           Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA
                                                Insd)
                    1,000       1,000           Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)
                    2,000       2,000           Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)
       3,000                    3,000           Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd) (c)





            U. S. VIRGIN ISLANDS 1.7%
                    1,000       1,000           Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                    1,000       1,000           Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                                                Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
                                                (ACA Insd)

                                                                                         VKC             VCV         PROFORMA
DESCRIPTION                                                     COUPON    MATURITY   MARKET VALUE   MARKET VALUE   MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj
(FSA Insd)                                                        5.250   09/01/20                     1,092,040     1,092,040
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA
Insd)                                                             4.750   08/01/21      1,027,030                    1,027,030
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A                 5.875   12/01/27                     2,101,360     2,101,360
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC
Insd)                                                             5.500   12/01/16                     2,338,680     2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys
Proj (AMBAC Insd) (b)                                             5.000   06/01/17                     1,482,237     1,482,237
Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)            5.000   12/01/33                     2,053,560     2,053,560
Sacramento, CA Cogeneration Auth Cogeneration Proj Rev
Proctor & Gamble Proj                                             6.375   07/01/10                       727,174       727,174
San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)          5.500   09/01/20                     2,241,500     2,241,500
San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA
Collateralized)                                                   5.000   07/20/18        998,806                      998,806
San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                5.000   05/15/20                     1,021,850     1,021,850
San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A (FSA
Insd)                                                             5.000   09/01/16      1,087,220                    1,087,220
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
Ser 30 Rfdg (XLCA Insd)                                           5.250   05/01/16                     1,680,990     1,680,990
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
Ser Issue 12-A (AMT) (FGIC Insd)                                  5.800   05/01/21                     2,097,180     2,097,180
San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F
Rfdg (MBIA Insd)                                                  5.000   09/01/17      2,172,340      1,086,170     3,258,510
San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)     5.700   11/01/20                     1,819,184     1,819,184
San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)               5.000   08/01/24                     1,057,270     1,057,270
Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                          5.600   08/01/23      1,178,240                    1,178,240
Santa Ana, CA Uni Sch Dist (MBIA Insd) (b)                        5.375   08/01/21      1,496,327                    1,496,327
Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
(XLCA Insd)                                                       5.125   12/01/35      1,040,730                    1,040,730
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
Proj Rfdg (FGIC Insd) (b)                                         5.250   09/01/20                     1,335,863     1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
Proj Rfdg (FGIC Insd) (b)                                         5.250   09/01/21                     1,401,036     1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End
Proj Rfdg (FGIC Insd) (b)                                         5.250   09/01/22                     1,464,588     1,464,588
South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)         5.800   09/02/18      1,487,687                    1,487,687
Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                 5.500   07/01/20        600,882                      600,882
Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
(Variable Rate Coupon) (FNMA Collateralized)                      5.625   08/01/29                     1,011,585     1,011,585
State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)            5.500   08/01/28      1,098,490                    1,098,490
Sweetwater, CA Auth Wtr Rev (FSA Insd)                            5.500   04/01/17                     1,406,185     1,406,185
Sweetwater, CA Auth Wtr Rev (FSA Insd)                            5.500   04/01/18      1,478,726                    1,478,726
University of CA Ctf Part San Diego Campus Proj Ser A             5.250   01/01/32                     2,079,120     2,079,120
University of CA Rev Multi Purp Proj Ser M (FGIC Insd)            5.125   09/01/17      1,094,100                    1,094,100
University of CA Rev Resh Fac Ser E (AMBAC Insd)                  5.000   09/01/19                     1,077,290     1,077,290
Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)         5.000   03/01/25                     1,034,640     1,034,640
                                                                                     ------------------------------------------
                                                                                       53,689,138    149,937,242   203,626,380
                                                                                     ------------------------------------------


Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA
Insd)                                                             6.250   07/01/21                     6,341,300     6,341,300
Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)       5.250   07/01/16                     1,127,080     1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)              5.375   07/01/17                     2,243,380     2,243,380
Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd) (c)              5.500   07/01/18      3,459,150                    3,459,150
                                                                                     ------------------------------------------
                                                                                        3,459,150      9,711,760    13,170,910
                                                                                     ------------------------------------------




Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A      6.375   10/01/19                     1,158,180     1,158,180
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A      6.500   10/01/24                     1,161,490     1,161,490
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
(ACA Insd)                                                        6.125   10/01/29                                           -
                                                                                     ------------------------------------------
                                                                                                0      2,319,670     2,319,670
                                                                                     ------------------------------------------

                                                                                 VKC                 VCV            PROFORMA
                                                                             MARKET VALUE       MARKET VALUE      MARKET VALUE
                                                                          -----------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  160.1%                                            57,148,288        161,968,672       219,116,960
      (Cost $202,092,765).......................................

TOTAL SHORT-TERM INVESTMENTS  0.3%                                                200,000            200,000           400,000
                                                                          -----------------------------------------------------
      (Cost $400,000)...........................................

TOTAL INVESTMENTS  160.4%                                                      57,348,288        162,168,672       219,516,960
      (Cost $202,492,765).......................................

LIABILITIES IN EXCESS OF OTHER ASSETS   (1.9)%                                 (2,918,369)           277,279        (2,641,090)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (58.5%)                    (20,014,576)       (60,010,848)      (80,025,424)
                                                                          -----------------------------------------------------

NET ASSETS  100.0%                                                           $ 34,415,343      $ 102,435,103     $ 136,850,446
                                                                          =====================================================

                   VAN KAMPEN CALIFORNIA MUNICIPAL TRUST (VKC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)




Percentages are calculated as a percentage of net assets applicable to common shares.
* Zero coupon bond
(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(b) The Trust owns 100% of the bond issuance.
(c) Securities purchased on a when-issued or delayed delivery basis.
(d) Does not reflect a non-recurring cost associated with this transaction of approximately $337,350. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                                                                    Approximate Cost                          Cost Per Share
                                                              --------------------------------------------------------------
Van Kampen California Municipal Trust                                   $155,700                               $      0.048
Van Kampen California Value Municipal Income Trust                       181,650                                      0.030
                                                              -----------------------------------------
                                                                        $337,350
                                                              =========================================


 ACA -- American Capital Access Insurance Co.
 AMBAC -- AMBAC Indemnity Corp.
 AMT- Alternative Minimum Tax
 Asset Gty - Asset Guaranty Insurance Co.
 CA MTG - California Mortgage Insurance
 Connie Lee -- Connie Lee Insurance Co.
 FGIC -- Financial Guaranty Insurance Co.
 FNMA - Federal National Mortgage Association
 FSA -- Financial Security Assurance Inc.
 GNMA -- Government National Mortgage Association
 MBIA -- Municipal Bond Investors Assurance Corp.
 XLCA - XL Capital Assurance Inc.

               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


       VQC              VCV         PROFORMA
    PAR AMOUNT      PAR AMOUNT     PAR AMOUNT
      (000)            (000)         (000)        DESCRIPTION
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS  149.2%
CALIFORNIA  142.6%

                           $2,000        $2,000   A B C CA Uni Sch Dist Cap Apprec Ser B
                                                  (FGIC Insd)
                            1,610         1,610   A B C CA Uni Sch Dist Cap Apprec Ser B
                                                  (FGIC Insd)
            $1,390          1,000         2,390   Abag Fin Auth For Nonprofit Corp CA Ctf
                                                  Part Childrens Hosp Med Ctr (AMBAC Insd)
               500                          500   Abag Fin Auth For Nonprofit Corp CA Ctf
                                                  Part Childrens Hosp Med Ctr (AMBAC Insd)
                            1,000         1,000   Abag Fin Auth For Nonprofit Corp CA Insd
                                                  Rev Ctf Lincoln Glen Manor Sr Citizens
                                                  (CA MTG Insd)
             1,000          1,000         2,000   Abag Fin Auth For Nonprofit Corp CA
                                                  Multi-Family Rev Hsg Utd Dominion Ser A
                                                  Rfdg (AMT) (Asset Gty Insd)
                            1,000         1,000   Abag Fin Auth For Nonprofit Corp CA
                                                  Multi-Family Rev Hsg Utd Dominion Ser B
                                                  Rfdg (Variable Rate Coupon) (Asset Gty
                                                  Insd)
                            1,485         1,485   Anaheim, CA City Sch Dist Election 2002
                                                  (FGIC Insd)
             1,000                        1,000   Bakersfield, CA Ctf Part Convention Ctr
                                                  Expansion Proj (MBIA Insd)
             1,790                        1,790   Banning, CA Cmnty Redev Agy Tax Alloc
                                                  Merged Downtown (Radian Insd)
             2,510                        2,510   Bay Area Govt Assn CA Lease West
                                                  Sacramento Ser A (XLCA Insd) (c )
                            2,000         2,000   Bay Area Toll Auth CA Toll Brdg Rev San
                                                  Francisco Bay Area Ser D
             1,000                        1,000   Benicia, CA Uni Sch Dist Ser B (MBIA
                                                  Insd)
                            2,500         2,500   Beverly Hills, CA Pub Fin Auth Lease Rev
                                                  Ser A (MBIA Insd)
             1,610                        1,610   Blythe, CA Redev Agy Redev Proj No 1 Tax
                                                  Alloc Ser A Rfdg ( c)
             1,725                        1,725   Bonita, CA Uni Sch Dist Election 2004
                                                  Ser A (MBIA Insd) (c )
             1,055                        1,055   Borrego, CA Wtr Dist Ctf Part Wtr Sys
                                                  Acquisition (c )
                            1,390         1,390   Brea & Olinda, CA Uni Sch Dist Ctf Part
                                                  Ser A Rfdg (FSA Insd) ( c)
                            1,510         1,510   Brea & Olinda, CA Uni Sch Dist Ctf Part
                                                  Ser A Rfdg (FSA Insd) ( c)
                            2,000         2,000   Burbank, CA Pub Fin Auth Rev Golden
                                                  State Redev Proj Ser A (AMBAC Insd)
                            1,500         1,500   Burbank, CA Pub Fin Auth Rev Golden
                                                  State Redev Proj Ser A (AMBAC Insd)
             2,060                        2,060   Burbank, CA Wastewtr Treatment Rev Ser A
                                                  (AMBAC Insd)
             2,060                        2,060   Calexico, CA Uni Sch Dist Ser A (MBIA
                                                  Insd) (c )
             1,000                        1,000   California Edl Fac Auth Rev Pooled
                                                  College & Univ Ser B
                            1,000         1,000   California Edl Fac Auth Rev Pooled
                                                  College & Univ Proj Ser B
                            1,000         1,000   California Edl Fac Auth Rev Pooled
                                                  College & Univ Proj Ser B
             1,005            505         1,510   California Edl Fac Auth Rev Student Ln
                                                  CA Ln Pgm Ser A (AMT) (MBIA Insd)
             2,500                        2,500   California Hlth Fac Fin Auth Rev Cedars
                                                  Sinai Med Ctr Ser A
                            1,000         1,000   California Hsg Fin Agy Rev Multi-Family
                                                  Hsg III Ser A (AMT) (MBIA Insd)
                            2,000         2,000   California Infrastructure & Econ Dev Bk
                                                  Rev Bay Area Toll Brdgs First Lien Ser A
                                                  (FGIC Insd)
                            1,000         1,000   California Pollutn Ctl Fin Auth Pollutn
                                                  Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)
                            3,000         3,000   California Pollutn Ctl Fin Auth Pollutn
                                                  Ctl Rev Pacific Gas & Elec Ser A Rfdg
                                                  (AMT) (FGIC Insd)
             6,200                        6,200   California Pollutn Ctl Fin Auth Pollutn
                                                  Ctl Rev Southn CA Edison Co (AMT) (AMBAC
                                                  Insd)
                              215           215   California Rural Home Mtg Fin Auth
                                                  Single Family Mtg Rev Mtg Bkd Secs Pgm
                                                  Ser B (AMT) (GNMA Collateralized)
                               50            50   California Rural Home Mtg Fin Auth
                                                  Single Family Mtg Rev Mtg Bkd Secs Pgm
                                                  Ser C (AMT) (GNMA Collateralized)
                               70            70   California Rural Home Mtg Fin Auth
                                                  Single Family Mtg Rev Mtg Bkd Secs Ser
                                                  A2 (AMT) (GNMA Collateralized)
               320                          320   California Rural Home Mtg Fin Auth
                                                  Single Family Mtg Rev Pgm Ser B (AMT)
                                                  (GNMA Collateralized)
                60                           60   California Rural Home Mtg Fin Auth
                                                  Single Family Mtg Rev Ser C (AMT) (GNMA
                                                  Collateralized)
             1,060                        1,060   California Spl Dist Assn Fin Corp Ctf
                                                  Part Spl Dist Fin Pgm Ser KK (FSA Insd)
                                                  (c)
                            2,400         2,400   California St (AMBAC Insd)
             1,000                        1,000   California St (CIFG Insd)
                            1,000         1,000   California St (FGIC Insd)
                            1,000         1,000   California St (MBIA Insd)
             2,005                        2,005   California St Cpn Muni Rcpts
             2,555                        2,555   California St Cpn Muni Rcpts
             2,000                        2,000   California St Dept Wtr Res Pwr Ser A
                                                  (AMBAC Insd)
             9,600                        9,600   California St Prin Muni Rcpts (XLCA Insd)
                            1,585         1,585   California St Pub Wks Brd Dept
                                                  Corrections Ser C
                            1,000         1,000   California St Pub Wks Brd Dept
                                                  Corrections Ser C
                            3,000         3,000   California St Pub Wks Brd Energy
                                                  Efficiency Rev Ser A (FSA Insd)
             2,205                        2,205   California St Pub Wks Brd Lease Rev Dept
                                                  Corrections Ser E Rfdg (XLCA Insd)
             1,000                        1,000   California St Pub Wks Brd Lease Rev Dept
                                                  Hlth Svcs Ser A (MBIA Insd)
             2,340                        2,340   California St Rfdg (FGIC Insd)
                            1,255         1,255   California St Rfdg (XLCA Insd)
                            1,000         1,000   California St Univ Fresno Assn Sr Aux
                                                  Organization Event Ctr
                            3,000         3,000   California St Vet Bd Ser BH (AMT) (FSA
                                                  Insd)

                                                                      VQC            VCV           PROFORMA
DESCRIPTION                               COUPON    MATURITY      MARKET VALUE   MARKET VALUE    MARKET VALUE
-------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                      *  08/01/21                        $904,260        $904,260
A B C CA Uni Sch Dist Cap Apprec Ser B
(FGIC Insd)                                      *  08/01/22                         682,559         682,559
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)    5.875%  12/01/19       $1,590,980      1,144,590       2,735,570
Abag Fin Auth For Nonprofit Corp CA Ctf
Part Childrens Hosp Med Ctr (AMBAC Insd)     6.000  12/01/29          565,575                        565,575
Abag Fin Auth For Nonprofit Corp CA Insd
Rev Ctf Lincoln Glen Manor Sr Citizens
(CA MTG Insd)                                6.100  02/15/25                       1,081,310       1,081,310
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser A
Rfdg (AMT) (Asset Gty Insd)                  6.400  08/15/30        1,092,660      1,092,660       2,185,320
Abag Fin Auth For Nonprofit Corp CA
Multi-Family Rev Hsg Utd Dominion Ser B
Rfdg (Variable Rate Coupon) (Asset Gty
Insd)                                        6.250  08/15/30                       1,094,810       1,094,810
Anaheim, CA City Sch Dist Election 2002
(FGIC Insd)                                  5.375  08/01/20                       1,655,493       1,655,493
Bakersfield, CA Ctf Part Convention Ctr
Expansion Proj (MBIA Insd)                   5.875  04/01/22        1,090,340                      1,090,340
Banning, CA Cmnty Redev Agy Tax Alloc
Merged Downtown (Radian Insd)                5.000  08/01/23        1,839,279                      1,839,279
Bay Area Govt Assn CA Lease West
Sacramento Ser A (XLCA Insd) (c )            5.000  09/01/24        2,634,195                      2,634,195
Bay Area Toll Auth CA Toll Brdg Rev San
Francisco Bay Area Ser D                     5.000  04/01/17                       2,174,760       2,174,760
Benicia, CA Uni Sch Dist Ser B (MBIA
Insd)                                            *  08/01/18          518,530                        518,530
Beverly Hills, CA Pub Fin Auth Lease Rev
Ser A (MBIA Insd)                            5.250  06/01/12                       2,828,075       2,828,075
Blythe, CA Redev Agy Redev Proj No 1 Tax
Alloc Ser A Rfdg ( c)                        7.500  05/01/23        1,676,332                      1,676,332
Bonita, CA Uni Sch Dist Election 2004
Ser A (MBIA Insd) (c )                       5.250  08/01/22        1,891,066                      1,891,066
Borrego, CA Wtr Dist Ctf Part Wtr Sys
Acquisition (c )                             7.000  04/01/27        1,110,472                      1,110,472
Brea & Olinda, CA Uni Sch Dist Ctf Part
Ser A Rfdg (FSA Insd) ( c)                   5.500  08/01/19                       1,574,953       1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf Part
Ser A Rfdg (FSA Insd) ( c)                   5.500  08/01/20                       1,704,684       1,704,684
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)          5.250  12/01/19                       2,207,300       2,207,300
Burbank, CA Pub Fin Auth Rev Golden
State Redev Proj Ser A (AMBAC Insd)          5.250  12/01/23                       1,622,040       1,622,040
Burbank, CA Wastewtr Treatment Rev Ser A
(AMBAC Insd)                                 5.000  06/01/29        2,125,652                      2,125,652
Calexico, CA Uni Sch Dist Ser A (MBIA
Insd) (c )                                   5.000  08/01/27        2,142,936                      2,142,936
California Edl Fac Auth Rev Pooled
College & Univ Ser B                         6.625  06/01/20        1,109,270                      1,109,270
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                    5.250  04/01/24                       1,012,180       1,012,180
California Edl Fac Auth Rev Pooled
College & Univ Proj Ser B                    6.750  06/01/30                       1,087,360       1,087,360
California Edl Fac Auth Rev Student Ln
CA Ln Pgm Ser A (AMT) (MBIA Insd)            6.000  03/01/16        1,067,943        536,628       1,604,571
California Hlth Fac Fin Auth Rev Cedars
Sinai Med Ctr Ser A                          6.125  12/01/19        2,752,450                      2,752,450
California Hsg Fin Agy Rev Multi-Family
Hsg III Ser A (AMT) (MBIA Insd)              5.850  08/01/17                       1,048,140       1,048,140
California Infrastructure & Econ Dev Bk
Rev Bay Area Toll Brdgs First Lien Ser A
(FGIC Insd)                                  5.000  07/01/29                       2,064,500       2,064,500
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)    5.900  06/01/14                       1,187,840       1,187,840
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Pacific Gas & Elec Ser A Rfdg
(AMT) (FGIC Insd)                            3.500  12/01/23                       3,070,170       3,070,170
California Pollutn Ctl Fin Auth Pollutn
Ctl Rev Southn CA Edison Co (AMT) (AMBAC
Insd)                                        6.000  07/01/27        6,217,112                      6,217,112
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Pgm
Ser B (AMT) (GNMA Collateralized)            6.150  06/01/20                         219,038         219,038
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Pgm
Ser C (AMT) (GNMA Collateralized)            7.500  08/01/27                          51,692          51,692
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Mtg Bkd Secs Ser
A2 (AMT) (GNMA Collateralized)               7.950  12/01/24                          70,701          70,701
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Pgm Ser B (AMT)
(GNMA Collateralized)                        6.250  12/01/31          326,144                        326,144
California Rural Home Mtg Fin Auth
Single Family Mtg Rev Ser C (AMT) (GNMA
Collateralized)                              7.800  02/01/28           62,071                         62,071
California Spl Dist Assn Fin Corp Ctf
Part Spl Dist Fin Pgm Ser KK (FSA Insd)
(c)                                          5.800  11/01/29        1,185,451                      1,185,451
California St (AMBAC Insd)                   6.400  09/01/08                       2,758,632       2,758,632
California St (CIFG Insd)                    5.000  10/01/22        1,055,820                      1,055,820
California St (FGIC Insd)                    5.000  10/01/23                       1,033,500       1,033,500
California St (MBIA Insd)                    5.000  02/01/26                       1,039,820       1,039,820
California St Cpn Muni Rcpts                     *  03/01/08        1,831,146                      1,831,146
California St Cpn Muni Rcpts                     *  09/01/09        2,190,223                      2,190,223
California St Dept Wtr Res Pwr Ser A
(AMBAC Insd)                                 5.500  05/01/16        2,284,560                      2,284,560
California St Prin Muni Rcpts (XLCA Insd)        *  09/01/09        8,280,576                      8,280,576
California St Pub Wks Brd Dept
Corrections Ser C                            5.000  06/01/09                       1,729,219       1,729,219
California St Pub Wks Brd Dept
Corrections Ser C                            5.500  06/01/23                       1,089,060       1,089,060
California St Pub Wks Brd Energy
Efficiency Rev Ser A (FSA Insd)              5.250  05/01/08                       3,038,310       3,038,310
California St Pub Wks Brd Lease Rev Dept
Corrections Ser E Rfdg (XLCA Insd)           5.000  06/01/18        2,402,017                      2,402,017
California St Pub Wks Brd Lease Rev Dept
Hlth Svcs Ser A (MBIA Insd)                  5.750  11/01/24        1,125,020                      1,125,020
California St Rfdg (FGIC Insd)               5.000  02/01/23        2,456,087                      2,456,087
California St Rfdg (XLCA Insd)               5.500  03/01/11                       1,421,062       1,421,062
California St Univ Fresno Assn Sr Aux
Organization Event Ctr                       6.000  07/01/31                       1,055,770       1,055,770
California St Vet Bd Ser BH (AMT) (FSA
Insd)                                        5.400  12/01/15                       3,077,550       3,077,550

               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


            VQC             VCV        PROFORMA
        PAR AMOUNT       PAR AMOUNT   PAR AMOUNT
           (000)           (000)        (000)     DESCRIPTION
----------------------------------------------------------------------------------------------
             2,000          2,000         4,000   California St Vet Bd Ser BH (AMT) (FSA
                                                  Insd)
               960                          960   California St Vet Ser BJ (AMT)
             2,000                        2,000   California Statewide Cmntys Dev Auth Ctf
                                                  Part (Acquired 11/23/99, Cost
                                                  $2,000,000) (a)
             1,325                        1,325   California Statewide Cmntys Dev Auth Wtr
                                                  & Wastewtr Rev Pooled Fin Pgm Ser B (FSA
                                                  Insd)
             1,280                        1,280   California Statewide Cmntys Dev Auth Wtr
                                                  Rev Pooled Fin Pgm Ser C (FSA Insd)
                            1,000         1,000   California Statewide Cmntys Dev
                                                  Huntington Mem Hosp (Connie Lee Insd)
             2,000                        2,000   Campbell, CA Redev Agy Tax Alloc Ctr
                                                  Campbell Redev Proj Ser A
             1,595                        1,595   Cardiff, CA Sch Dist Cap Apprec (FGIC
                                                  Insd) (c)
             1,675                        1,675   Cardiff, CA Sch Dist Cap Apprec (FGIC
                                                  Insd) (c)
               235                          235   Carson, CA Impt Bond Act 1915 Assmt Dist
                                                  No 92-1
             2,000                        2,000   Carson, CA Redev Agy Tax Alloc Ser A
                                                  Rfdg (MBIA Insd)
             1,085                        1,085   Cathedral City, CA Pub Fin Auth Rev Cap
                                                  Apprec Ser A (MBIA Insd) (c)
             1,085                        1,085   Cathedral City, CA Pub Fin Auth Rev Cap
                                                  Apprec Ser A (MBIA Insd) (c)
                            1,085         1,085   Cathedral City, CA Pub Fin Auth Rev Cap
                                                  Apprec Ser A (MBIA Insd) (c)
                            1,085         1,085   Cathedral City, CA Pub Fin Auth Rev Cap
                                                  Apprec Ser A (MBIA Insd) (c)
                            2,000         2,000   Central Vly Fin Auth CA Cogeneration
                                                  Proj Rev Carson Ice Gen Proj Rev (MBIA
                                                  Insd)
             3,140                        3,140   Cerritos, CA Cmnty College Dist Election
                                                  2004 Ser A (MBIA Insd) (c)
                            1,500         1,500   Chaffey, CA Uni High Sch Dist Ser C (FSA
                                                  Insd)
                            1,440         1,440   Chino Basin, CA Regl Fin Auth Rev Muni
                                                  Wtr Dist Swr Sys Proj (AMBAC Insd)
             2,385                        2,385   Chula Vista, CA Redev Agy Tax Alloc Sr
                                                  Bayfront Ser D Rfdg
             1,000                        1,000   Coachella, CA Redev Agy Tax Alloc Proj
                                                  Area No 3 Rfdg
             1,000                        1,000   Colton, CA Redev Agy Tax Alloc Mt Vernon
                                                  Corridor Redev Proj
             2,000                        2,000   Commerce, CA Jt Pwr Fin Auth Lease Rev
                                                  Cmntys Ctr Proj (XLCA Insd)
                            1,580         1,580   Commerce, CA Refuse Energy Auth Rev Rfdg
                                                  (MBIA Insd) (c) (d)
                            1,230         1,230   Compton, CA Uni Sch Dist Election of
                                                  2002 Ser B (MBIA Insd)
                            1,110         1,110   Compton, CA Uni Sch Dist Election of
                                                  2002 Ser B (MBIA Insd)
                            1,965         1,965   Contra Costa Cnty, CA Ctf Part Merrithew
                                                  Mem Hosp Proj Rfdg (MBIA Insd)
                            1,250         1,250   Corona Norco, CA Uni Sch Dist Cap Apprec
                                                  Ser B (FSA Insd)
                            1,595         1,595   Corona Norco, CA Uni Sch Dist Cap Apprec
                                                  Ser B (FSA Insd)
                            1,735         1,735   Corona Norco, CA Uni Sch Dist Cap Apprec
                                                  Ser B (FSA Insd) (c)
               615                          615   Davis, CA Pub Fac Fin Auth Loc Agy Rev
                                                  Mace Ranch Area Ser A
             1,000                        1,000   Duarte, CA Redev Agy Tax Alloc Davis
                                                  Addition Proj Area Rfdg
             1,000                        1,000   East Bay, CA Muni Util Dist Wtr Sys Rev
                                                  (MBIA Insd)
             2,445          2,000         4,445   East Bay, CA Muni Util Dist Wtr Sys Rev
                                                  Sub
                            1,000         1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj
                                                  (AMBAC Insd)
                            1,000         1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj
                                                  (AMBAC Insd)
             1,220                        1,220   Emeryville, CA Pub Fin Auth Rev Assmt
                                                  Dist Refin
             1,000          1,000         2,000   Fairfield Suisun, CA Uni Sch Dist Spl
                                                  Tax Cmnty Fac Dist No 5 New Sch (FSA
                                                  Insd)
             2,155          3,000         5,155   Florin, CA Res Consv Dist Cap Impt Elk
                                                  Grove Wtr Svc Ser A (MBIA Insd)
             1,000                        1,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2
                                                  Rfdg (Connie Lee Insd)
                            1,010         1,010   Folsom Cordova, CA Uni Sch Dist Fac Impt
                                                  Dist No 1 Cap Apprec Ser A (AMBAC Insd)
                                                  (c)
                            1,060         1,060   Folsom Cordova, CA Uni Sch Dist Fac Impt
                                                  Dist No 1 Cap Apprec Ser A (AMBAC Insd)
                                                  (c)
            15,000                       15,000   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Cap Apprec Rfdg
             4,000          6,000        10,000   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Cap Apprec Rfdg
                            5,000         5,000   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Cap Apprec Rfdg
                            2,950         2,950   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Cap Apprec Sr Lien Ser A (Escrowed
                                                  to Maturity)
             2,500          3,000         5,500   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Conv Cap Apprec Rfdg (b)
             2,000                        2,000   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Conv Cap Apprec Sr Lien Ser A
                                                  (Escrowed to Maturity) (b)
                            1,000         1,000   Foothill/Eastern Corridor Agy CA Toll Rd
                                                  Rev Rfdg
                            1,000         1,000   Galt Schs Jt Pwrs Auth CA Rev High Sch &
                                                  Elem Sch Ser A Rfdg (MBIA Insd)
                            1,115         1,115   Garden Grove, CA Pub Fin Auth Rev Ctfs
                                                  Partn Wtr Svcs Cap Impt Pgm (FSA Insd)
             1,000          1,500         2,500   Glendale, CA Uni Sch Dist Ser C Indl No
                                                  1 (FSA Insd)





                                                                              VQC            VCV            PROFORMA
DESCRIPTION                                     COUPON      MATURITY      MARKET VALUE   MARKET VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
California St Vet Bd Ser BH (AMT) (FSA
Insd)                                            5.400      12/01/16        2,051,700      2,051,700       4,103,400
California St Vet Ser BJ (AMT)                   5.700      12/01/32          984,922                        984,922
California Statewide Cmntys Dev Auth Ctf
Part (Acquired 11/23/99, Cost
$2,000,000) (a)                                  7.250      11/01/29        2,092,480                      2,092,480
California Statewide Cmntys Dev Auth Wtr
& Wastewtr Rev Pooled Fin Pgm Ser B (FSA
Insd)                                            5.250      10/01/23        1,433,226                      1,433,226
California Statewide Cmntys Dev Auth Wtr
Rev Pooled Fin Pgm Ser C (FSA Insd)              5.250      10/01/28        1,356,134                      1,356,134
California Statewide Cmntys Dev
Huntington Mem Hosp (Connie Lee Insd)            5.750      07/01/16                       1,079,820       1,079,820
Campbell, CA Redev Agy Tax Alloc Ctr
Campbell Redev Proj Ser A                        6.550      10/01/32        2,163,960                      2,163,960
Cardiff, CA Sch Dist Cap Apprec (FGIC
Insd) (c)                                            *      08/01/24          590,341                        590,341
Cardiff, CA Sch Dist Cap Apprec (FGIC
Insd) (c)                                            *      08/01/25          581,242                        581,242
Carson, CA Impt Bond Act 1915 Assmt Dist
No 92-1                                          7.375      09/02/22          239,263                        239,263
Carson, CA Redev Agy Tax Alloc Ser A
Rfdg (MBIA Insd)                                 5.000      10/01/23        2,129,000                      2,129,000
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                         *      08/01/27          328,147                        328,147
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                         *      08/01/28          309,192                        309,192
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                         *      08/01/32                         244,928         244,928
Cathedral City, CA Pub Fin Auth Rev Cap
Apprec Ser A (MBIA Insd) (c)                         *      08/01/33                         231,615         231,615
Central Vly Fin Auth CA Cogeneration
Proj Rev Carson Ice Gen Proj Rev (MBIA
Insd)                                            5.000      07/01/17                       2,163,580       2,163,580
Cerritos, CA Cmnty College Dist Election
2004 Ser A (MBIA Insd) (c)                       5.000      08/01/27        3,256,368                      3,256,368
Chaffey, CA Uni High Sch Dist Ser C (FSA
Insd)                                            5.000      05/01/27                       1,554,120       1,554,120
Chino Basin, CA Regl Fin Auth Rev Muni
Wtr Dist Swr Sys Proj (AMBAC Insd)               7.000      08/01/08                       1,680,293       1,680,293
Chula Vista, CA Redev Agy Tax Alloc Sr
Bayfront Ser D Rfdg                              8.625      09/01/24        2,682,338                      2,682,338
Coachella, CA Redev Agy Tax Alloc Proj
Area No 3 Rfdg                                   5.875      12/01/28        1,023,010                      1,023,010
Colton, CA Redev Agy Tax Alloc Mt Vernon
Corridor Redev Proj                              6.300      09/01/36        1,064,650                      1,064,650
Commerce, CA Jt Pwr Fin Auth Lease Rev
Cmntys Ctr Proj (XLCA Insd)                      5.000      10/01/34        2,039,920                      2,039,920
Commerce, CA Refuse Energy Auth Rev Rfdg
(MBIA Insd) (c) (d)                              5.000      07/01/06                       1,622,897       1,622,897
Compton, CA Uni Sch Dist Election of
2002 Ser B (MBIA Insd)                           5.500      06/01/25                       1,364,833       1,364,833
Compton, CA Uni Sch Dist Election of
2002 Ser B (MBIA Insd)                           5.000      06/01/29                       1,148,861       1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew
Mem Hosp Proj Rfdg (MBIA Insd)                   5.500      11/01/22                       2,153,424       2,153,424
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd)                                     *      09/01/16                         754,075         754,075
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd)                                     *      09/01/17                         909,325         909,325
Corona Norco, CA Uni Sch Dist Cap Apprec
Ser B (FSA Insd) (c)                                 *      09/01/18                         934,055         934,055
Davis, CA Pub Fac Fin Auth Loc Agy Rev
Mace Ranch Area Ser A                            6.500      09/01/15          656,445                        656,445
Duarte, CA Redev Agy Tax Alloc Davis
Addition Proj Area Rfdg                          6.700      09/01/14        1,078,020                      1,078,020
East Bay, CA Muni Util Dist Wtr Sys Rev
(MBIA Insd)                                      5.000      06/01/21        1,054,720                      1,054,720
East Bay, CA Muni Util Dist Wtr Sys Rev
Sub                                              5.250      06/01/19        2,668,937      2,183,180       4,852,117
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                     5.600      09/01/29                       1,095,480       1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj
(AMBAC Insd)                                     5.600      09/01/34                       1,095,810       1,095,810
Emeryville, CA Pub Fin Auth Rev Assmt
Dist Refin                                       5.900      09/02/21        1,244,998                      1,244,998
Fairfield Suisun, CA Uni Sch Dist Spl
Tax Cmnty Fac Dist No 5 New Sch (FSA
Insd)                                            5.375      08/15/29        1,065,440      1,065,440       2,130,880
Florin, CA Res Consv Dist Cap Impt Elk
Grove Wtr Svc Ser A (MBIA Insd)                  5.000      09/01/33        2,209,996      3,076,560       5,286,556
Folsom, CA Spl Tax Cmnty Fac Dist No 2
Rfdg (Connie Lee Insd)                           5.250      12/01/19        1,102,130                      1,102,130
Folsom Cordova, CA Uni Sch Dist Fac Impt
Dist No 1 Cap Apprec Ser A (AMBAC Insd)
(c)                                                  *      10/01/19                         511,252         511,252
Folsom Cordova, CA Uni Sch Dist Fac Impt
Dist No 1 Cap Apprec Ser A (AMBAC Insd)
(c)                                                  *      10/01/21                         475,410         475,410
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                                  *      01/15/26        4,312,650                      4,312,650
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                                  *      01/15/30          896,080      1,344,120       2,240,200
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Rfdg                                  *      01/15/31                       1,053,350       1,053,350
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Cap Apprec Sr Lien Ser A (Escrowed
to Maturity)                                         *      01/01/27                         977,364         977,364
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Conv Cap Apprec Rfdg (b)                   0/5.875      01/15/27        1,997,175      2,396,610       4,393,785
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Conv Cap Apprec Sr Lien Ser A
(Escrowed to Maturity) (b)                     0/7.050      01/01/10        2,372,760                      2,372,760
Foothill/Eastern Corridor Agy CA Toll Rd
Rev Rfdg                                         5.750      01/15/40                       1,011,950       1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch &
Elem Sch Ser A Rfdg (MBIA Insd)                  5.750      11/01/16                       1,121,580       1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs
Partn Wtr Svcs Cap Impt Pgm (FSA Insd)           5.000      12/15/23                       1,183,662       1,183,662
Glendale, CA Uni Sch Dist Ser C Indl No
1 (FSA Insd)                                     5.500      09/01/19        1,119,380      1,679,070       2,798,450


               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


             VQC            VCV         PROFORMA
         PAR AMOUNT      PAR AMOUNT    PAR AMOUNT
            (000)           (000)         (000)   DESCRIPTION
--------------------------------------------------------------------------------------------
             1,400                        1,400   Hawaii Desert, CA Mem Hlthcare Dist Rev
                                                  Rfdg
             1,000                        1,000   Huntington Park, CA Pub Fin Auth Lease
                                                  Rev Wastewtr Sys Proj Ser A
             1,000                        1,000   Imperial Irr Dist CA Ctf Part Elec Sys
                                                  Proj (FSA Insd)
                            2,000         2,000   Industry, CA Urban Dev Agy Tax Alloc
                                                  Civic Rev Indl No 1 Rfdg (MBIA Insd)
                            1,000         1,000   Inland Empire Solid Waste Fin Auth CA
                                                  Rev Landfill Impt Fin Proj Ser B (AMT)
                                                  (Prerefunded @ 08/01/06) (FSA Insd)
             1,435          1,000         2,435   Irvine, CA Pub Fac & Infrastructure Auth
                                                  Assmt Rev Ser B (AMBAC Insd)
                            1,000         1,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC
                                                  Insd)
                            1,420         1,420   La Quinta, CA Redev Agy Tax Alloc Redev
                                                  Proj Area No 1 (AMBAC Insd)
                            1,600         1,600   La Quinta, CA Redev Agy Tax Alloc Redev
                                                  Proj Area No 1 Rfdg (MBIA Insd)
             1,500                        1,500   La Quinta, CA Redev Agy Tax Alloc Redev
                                                  Proj Area No 1 (AMBAC Insd)
                            1,145         1,145   Larkspur, CA Sch Dist Cap Apprec Ser A
                                                  (FGIC Insd) (c)
                            1,020         1,020   Larkspur, CA Sch Dist Cap Apprec Ser A
                                                  (FGIC Insd)
                            1,255         1,255   Larkspur, CA Sch Dist Cap Apprec Ser A
                                                  (FGIC Insd) (c)
                            1,000         1,000   Long Beach, CA Bd Fin Auth Lease Rev
                                                  Rainbow Harbor Refin Proj Ser A (AMBAC
                                                  Insd)
                            1,685         1,685   Long Beach, CA Bd Fin Auth North Long
                                                  Beach Redev Proj Ser A (AMBAC Insd)
             3,555                        3,555   Long Beach, CA Hbr Rev Ser A (AMT) (FGIC
                                                  Insd)
                            1,000         1,000   Los Angeles, CA Cmnty College Dist Ser A
                                                  (MBIA Insd)
                            1,000         1,000   Los Angeles, CA Ctf Part Dept Pub Social
                                                  Svcs Ser A (AMBAC Insd)
                            1,000         1,000   Los Angeles, CA Ctf Part Sr Sonnenblick
                                                  Del Rio W L. A. (AMBAC Insd)
             2,000                        2,000   Los Angeles Cnty, CA Met Tran Auth Sales
                                                  Tax Rev Prop A First Tier Sr Ser C Rfdg
                                                  (AMBAC Insd)
             1,850                        1,850   Los Angeles Cnty, CA Pension Oblig Ctf
                                                  Ltd Muni Oblig Ser A (MBIA Insd)
             1,200                        1,200   Los Angeles Cnty, CA Sch Regionalized
                                                  Business Svc Ctf Part Cap Apprec Pooled
                                                  Fin Ser A (AMBAC Insd)
             2,000                        2,000   Los Angeles, CA Cmnty Redev Agy Cmnty
                                                  Redev Fin Auth Rev Bunker Hill Proj Ser
                                                  A (FSA Insd)
             1,900                        1,900   Los Angeles, CA Ctf Part
             1,000                        1,000   Los Angeles, CA Ctf Part Sr Sonnenblick
                                                  Del Rio W L. A. (AMBAC Insd)
             1,468                        1,468   Los Angeles, CA Multi-Family Rev Hsg
                                                  Earthquake Rehab Proj Ser A (AMT) (FNMA
                                                  Collateralized)
               460                          460   Los Angeles, CA Single Family Home Mtg
                                                  Rev Pgm Ser A (AMT) (GNMA Collateralized)
             1,000                        1,000   Los Angeles, CA Wtr & Pwr Rev Sys Ser A
                                                  (MBIA Insd)
                            1,000         1,000   Los Gatos, CA Jt Uni High Sch Election
                                                  of 1998 Ser C (FSA Insd)
             1,190                        1,190   Lynwood, CA Util Auth Enterp Rev (FSA
                                                  Insd) (c)
                            3,650         3,650   Manhattan Beach, CA Uni Sch Dist Cap
                                                  Apprec Ser B (FGIC Insd)
             1,000                        1,000   Mendocino Cnty, CA Ctf Part Cnty Pub Fac
                                                  Corp (MBIA Insd)
                            2,400         2,400   Metropolitan Wtr Dist Southn CA Auth Ser
                                                  B2 (FGIC Insd)
             3,720                        3,720   Midpeninsula Regl Open Space Dist CA Fin
                                                  Auth Rev (AMBAC Insd) (c)
                            3,240         3,240   Midpeninsula Regl Open Space Dist CA Fin
                                                  Auth Rev Cap Apprec Second Issue (AMBAC
                                                  Insd)
             1,710                        1,710   Modesto, CA Irr Dist Ctf Part Cap Impts
                                                  Ser A (FSA Insd)
             2,000                        2,000   Montclair, CA Redev Agy Mobile Home Pk
                                                  Rev Hacienda Mobile Home Pk Proj
             1,000                        1,000   Moorpark, CA Uni Sch Dist Ser A (FSA
                                                  Insd)
                            3,180         3,180   Mount Diablo, CA Uni Sch Dist (FSA Insd)
             1,110                        1,110   Mountain View Los Altos, CA Uni High Sch
                                                  Dist Cap Apprec Ser D (FSA Insd) (c)
             1,730                        1,730   National City, CA Cmnty Dev Commn Tax
                                                  Alloc National City Redev Proj Ser A
                                                  (AMBAC Insd) (c)
             2,000                        2,000   Needles, CA Pub Util Auth Util Sys
                                                  Acquisition Proj Ser A
             2,000                        2,000   Oakland, CA Uni Sch Dist Alameda Cnty
                                                  Ctf Part Energy Retrofit Proj
                                                  (Prerefunded @ 11/15/06) (Acquired
                                                  5/24/96, Cost $1,908,220) (a)
             1,000                        1,000   Oakland, CA Uni Sch Dist Alameda Cnty
                                                  Ctf Part Om-Energy Retrofit Proj
                                                  (Prerefunded @ 11/15/05) (Acquired
                                                  1/22/02, Cost $1,153,610) (a)
             2,000          1,000         3,000   Oxnard, CA Harbor Dist Rev Ser B
                            1,230         1,230   Palm Desert, CA Fin Auth Tax Alloc Rev
                                                  Proj Area No 2 Ser A Rfdg (MBIA Insd)
                                                  (c)
                            1,100         1,100   Pasadena, CA Area Cmnty College Dist
                                                  Election of 2002 Ser A (FGIC Insd)
               870                          870   Pasadena, CA Spl Tax Cmnty Fac Dist No 1
                                                  Civic Ctr West (Escrowed to Maturity)
             1,040                        1,040   Perris, CA Pub Fin Auth Rev Tax Alloc
                                                  Ser A (MBIA Insd) (c)
             1,000                        1,000   Perris, CA Pub Fin Auth Rev Tax Alloc
                                                  Ser A (MBIA Insd)
             1,375                        1,375   Pittsburg, CA Redev Agy Tax Alloc Los
                                                  Medanos Cmnty Dev Proj (AMBAC Insd)
                            1,000         1,000   Pomona, CA Ctf Part Mission Promenade
                                                  Proj Ser AE (AMBAC Insd)
                            3,350         3,350   Port Oakland, CA Port Rev Ser G (AMT)
                                                  (MBIA Insd)


                                                                      VQC            VCV           PROFORMA
DESCRIPTION                               COUPON    MATURITY      MARKET VALUE   MARKET VALUE    MARKET VALUE
-------------------------------------------------------------------------------------------------------------
Hawaii Desert, CA Mem Hlthcare Dist Rev
Rfdg                                         5.500  10/01/19        1,382,836                      1,382,836
Huntington Park, CA Pub Fin Auth Lease
Rev Wastewtr Sys Proj Ser A                  6.200  10/01/25        1,044,610                      1,044,610
Imperial Irr Dist CA Ctf Part Elec Sys
Proj (FSA Insd)                              5.250  11/01/23        1,080,780                      1,080,780
Industry, CA Urban Dev Agy Tax Alloc
Civic Rev Indl No 1 Rfdg (MBIA Insd)         5.500  05/01/14                       2,171,080       2,171,080
Inland Empire Solid Waste Fin Auth CA
Rev Landfill Impt Fin Proj Ser B (AMT)
(Prerefunded @ 08/01/06) (FSA Insd)          6.000  08/01/16                       1,086,990       1,086,990
Irvine, CA Pub Fac & Infrastructure Auth
Assmt Rev Ser B (AMBAC Insd)                 5.000  09/02/22        1,488,368      1,037,190       2,525,558
La Quinta, CA Fin Auth Loc Ser A (AMBAC
Insd)                                        5.250  09/01/24                       1,083,430       1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 (AMBAC Insd)                  5.000  09/01/22                       1,513,649       1,513,649
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 Rfdg (MBIA Insd)              7.300  09/01/08                       1,888,704       1,888,704
La Quinta, CA Redev Agy Tax Alloc Redev
Proj Area No 1 (AMBAC Insd)                  5.125  09/01/32        1,560,705                      1,560,705
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (c)                                  *  08/01/21                         517,609         517,609
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd)                                      *  08/01/24                         377,522         377,522
Larkspur, CA Sch Dist Cap Apprec Ser A
(FGIC Insd) (c)                                  *  08/01/25                         435,498         435,498
Long Beach, CA Bd Fin Auth Lease Rev
Rainbow Harbor Refin Proj Ser A (AMBAC
Insd)                                        5.250  05/01/24                       1,073,250       1,073,250
Long Beach, CA Bd Fin Auth North Long
Beach Redev Proj Ser A (AMBAC Insd)          5.375  08/01/21                       1,855,303       1,855,303
Long Beach, CA Hbr Rev Ser A (AMT) (FGIC
Insd)                                        5.250  05/15/18        3,766,985                      3,766,985
Los Angeles, CA Cmnty College Dist Ser A
(MBIA Insd)                                  5.000  06/01/26                       1,030,250       1,030,250
Los Angeles, CA Ctf Part Dept Pub Social
Svcs Ser A (AMBAC Insd)                      5.500  08/01/31                       1,083,490       1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick
Del Rio W L. A. (AMBAC Insd)                 6.000  11/01/19                       1,158,960       1,158,960
Los Angeles Cnty, CA Met Tran Auth Sales
Tax Rev Prop A First Tier Sr Ser C Rfdg
(AMBAC Insd)                                 5.000  07/01/23        2,079,900                      2,079,900
Los Angeles Cnty, CA Pension Oblig Ctf
Ltd Muni Oblig Ser A (MBIA Insd)             6.900  06/30/08        2,147,313                      2,147,313
Los Angeles Cnty, CA Sch Regionalized
Business Svc Ctf Part Cap Apprec Pooled
Fin Ser A (AMBAC Insd)                           *  08/01/26          387,408                        387,408
Los Angeles, CA Cmnty Redev Agy Cmnty
Redev Fin Auth Rev Bunker Hill Proj Ser
A (FSA Insd)                                 5.000  12/01/27        2,074,540                      2,074,540
Los Angeles, CA Ctf Part                     5.700  02/01/18        1,996,862                      1,996,862
Los Angeles, CA Ctf Part Sr Sonnenblick
Del Rio W L. A. (AMBAC Insd)                 6.000  11/01/19        1,158,960                      1,158,960
Los Angeles, CA Multi-Family Rev Hsg
Earthquake Rehab Proj Ser A (AMT) (FNMA
Collateralized)                              5.700  12/01/27        1,533,347                      1,533,347
Los Angeles, CA Single Family Home Mtg
Rev Pgm Ser A (AMT) (GNMA Collateralized)    6.875  06/01/25          460,193                        460,193
Los Angeles, CA Wtr & Pwr Rev Sys Ser A
(MBIA Insd)                                  5.375  07/01/18        1,114,440                      1,114,440
Los Gatos, CA Jt Uni High Sch Election
of 1998 Ser C (FSA Insd)                     5.000  06/01/27                       1,036,340       1,036,340
Lynwood, CA Util Auth Enterp Rev (FSA
Insd) (c)                                    5.000  06/01/25        1,241,860                      1,241,860
Manhattan Beach, CA Uni Sch Dist Cap
Apprec Ser B (FGIC Insd)                         *  09/01/22                       1,540,373       1,540,373
Mendocino Cnty, CA Ctf Part Cnty Pub Fac
Corp (MBIA Insd)                             5.250  06/01/30        1,054,700                      1,054,700
Metropolitan Wtr Dist Southn CA Auth Ser
B2 (FGIC Insd)                               5.000  10/01/26                       2,500,728       2,500,728
Midpeninsula Regl Open Space Dist CA Fin
Auth Rev (AMBAC Insd) (c)                        *  08/01/27        1,038,215                      1,038,215
Midpeninsula Regl Open Space Dist CA Fin
Auth Rev Cap Apprec Second Issue (AMBAC
Insd)                                            *  08/01/26                         962,118         962,118
Modesto, CA Irr Dist Ctf Part Cap Impts
Ser A (FSA Insd)                             5.250  07/01/17        1,897,125                      1,897,125
Montclair, CA Redev Agy Mobile Home Pk
Rev Hacienda Mobile Home Pk Proj             6.000  11/15/22        1,998,840                      1,998,840
Moorpark, CA Uni Sch Dist Ser A (FSA
Insd)                                        5.000  08/01/23        1,052,490                      1,052,490
Mount Diablo, CA Uni Sch Dist (FSA Insd)     5.000  08/01/26                       3,298,709       3,298,709
Mountain View Los Altos, CA Uni High Sch
Dist Cap Apprec Ser D (FSA Insd) (c)             *  08/01/24          410,833                        410,833
National City, CA Cmnty Dev Commn Tax
Alloc National City Redev Proj Ser A
(AMBAC Insd) (c)                             5.500  08/01/32        1,881,358                      1,881,358
Needles, CA Pub Util Auth Util Sys
Acquisition Proj Ser A                       6.500  02/01/22        2,059,860                      2,059,860
Oakland, CA Uni Sch Dist Alameda Cnty
Ctf Part Energy Retrofit Proj
(Prerefunded @ 11/15/06) (Acquired
5/24/96, Cost $1,908,220) (a)                6.750  11/15/14        2,230,560                      2,230,560
Oakland, CA Uni Sch Dist Alameda Cnty
Ctf Part Om-Energy Retrofit Proj
(Prerefunded @ 11/15/05) (Acquired
1/22/02, Cost $1,153,610) (a)                7.000  11/15/11        1,073,350                      1,073,350
Oxnard, CA Harbor Dist Rev Ser B             6.000  08/01/24        2,114,800      1,057,400       3,172,200
Palm Desert, CA Fin Auth Tax Alloc Rev
Proj Area No 2 Ser A Rfdg (MBIA Insd)
(c)                                          5.000  08/01/21                       1,318,708       1,318,708
Pasadena, CA Area Cmnty College Dist
Election of 2002 Ser A (FGIC Insd)           5.000  06/01/21                       1,175,548       1,175,548
Pasadena, CA Spl Tax Cmnty Fac Dist No 1
Civic Ctr West (Escrowed to Maturity)            *  12/01/07          749,775                        749,775
Perris, CA Pub Fin Auth Rev Tax Alloc
Ser A (MBIA Insd) (c)                        5.000  10/01/24        1,096,118                      1,096,118
Perris, CA Pub Fin Auth Rev Tax Alloc
Ser A (MBIA Insd)                            5.000  10/01/31        1,027,130                      1,027,130
Pittsburg, CA Redev Agy Tax Alloc Los
Medanos Cmnty Dev Proj (AMBAC Insd)              *  08/01/26          444,469                        444,469
Pomona, CA Ctf Part Mission Promenade
Proj Ser AE (AMBAC Insd)                     5.375  10/01/32                       1,064,830       1,064,830
Port Oakland, CA Port Rev Ser G (AMT)
(MBIA Insd)                                  5.375  11/01/25                       3,537,031       3,537,031

               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


             VQC           VCV          PROFORMA
         PAR AMOUNT     PAR AMOUNT     PAR AMOUNT
            (000)          (000)         (000)    DESCRIPTION
--------------------------------------------------------------------------------------------
             1,000                        1,000   Poway, CA Redev Agy Tax Alloc Paguay
                                                  Redev Proj Ser A (MBIA Insd)
             2,000                        2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax
                                                  No 2003-1 Sunridge Anatolia
                            1,000         1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc
                                                  Rancho Redev Proj (FSA Insd)
             2,540                        2,540   Rancho Mirage, CA Redev Agy Tax Alloc
                                                  Redev Plan 1984 Proj Ser A-E (MBIA Insd)
             1,800                        1,800   Redlands, CA Redev Agy Tax Alloc Redev
                                                  Proj Ser A Rfdg (MBIA Insd)
             1,000                        1,000   Redondo Beach, CA Pub Fin Auth Rev South
                                                  Bay Ctr Redev Proj
             4,000                        4,000   Redwood City, CA Sch Dist (FGIC Insd)
             3,000                        3,000   Redwood City, CA Sch Dist (FGIC Insd)
             1,000                        1,000   Richmond, CA Rev YMCA East Bay Proj Rfdg
             1,400          2,000         3,400   Sacramento Cnty, CA Santn Dist Fin Auth
                                                  Rev Ser A
                            2,000         2,000   Sacramento Cnty, CA Santn Dist Fin Auth
                                                  Rev Ser A Rfdg (AMBAC Insd)
                            1,360         1,360   Sacramento Cnty, CA Wtr Fin Auth Rev Agy
                                                  Zones 40 41 Wtr Sys Proj (AMBAC Insd)
                                                  (c)
             2,000                        2,000   Sacramento, CA City Fin Auth City Hall &
                                                  Redev Proj Ser A (FSA Insd)
             1,750          2,000         3,750   Sacramento, CA City Fin Auth Rev Cap
                                                  Impt (AMBAC Insd)
                              700           700   Sacramento, CA Cogeneration Auth
                                                  Cogeneration Proj Rev Proctor & Gamble
                                                  Proj
             2,000                        2,000   Salinas Vly, CA Solid Waste Auth Rev
                                                  (AMT) (AMBAC Insd)
                            2,000         2,000   San Bernardino, CA Jt Pwrs Fin Auth Ctf
                                                  Part (MBIA Insd)
             2,500                        2,500   San Bernardino, CA Redev Agy Tax Alloc
                                                  San Sevaine Redev Proj Ser A
             6,000                        6,000   San Diego Cnty, CA Wtr Auth Wtr Rev Ctf
                                                  Part Ser B (Inverse Fltg) (Prerefunded @
                                                  04/27/06) (Variable Rate Coupon) (MBIA
                                                  Insd)  (e)
                            1,000         1,000   San Diego, CA Pub Fac Fin Auth Swr Rev
                                                  (FGIC Insd)
             1,000                        1,000   San Diego, CA Redev Agy Centre City
                                                  Redev Proj Ser A
             1,000                        1,000   San Francisco, CA City & Cnty Arpt Commn
                                                  Intl Arpt Rev Second Ser Issue 12-A
                                                  (AMT) (FGIC Insd)
             1,000                        1,000   San Francisco, CA City & Cnty Arpt Commn
                                                  Intl Arpt Second Ser 27A Rfdg (AMT)
                                                  (MBIA Insd)
             3,000                        3,000   San Francisco, CA City & Cnty Arpt Commn
                                                  Intl Arpt Second Ser 27A Rfdg (AMT)
                                                  (MBIA Insd)
                            1,500         1,500   San Francisco, CA City & Cnty Arpt Commn
                                                  Intl Arpt Rev Second Ser 30 Rfdg (XLCA
                                                  Insd)
                            2,000         2,000   San Francisco, CA City & Cnty Arpt Commn
                                                  Intl Arpt Rev Second Ser Issue 12-A
                                                  (AMT) (FGIC Insd)
             3,225                        3,225   San Francisco, CA City & Cnty Redev Agy
                                                  Lease Rev George Moscone (XLCA Insd)
             2,130                        2,130   San Francisco, CA City & Cnty Redev Agy
                                                  Lease Rev George Moscone (XLCA Insd)
             5,000          1,000         6,000   San Jose, CA Fin Auth Lease Rev
                                                  Convention Ctr Proj Ser F Rfdg (MBIA
                                                  Insd)
             1,000                        1,000   San Jose, CA Single Family Mtg Rev Cap
                                                  Accumulator (Escrowed to Maturity)
                                                  (GEMIC Insd)
                            1,600         1,600   San Leandro, CA Ctf Part Lib & Fire
                                                  Stations Fin (AMBAC Insd)
             2,000                        2,000   San Leandro, CA Ctf Part Lib & Fire
                                                  Stations Fin (AMBAC Insd)
             1,000                        1,000   San Marcos, CA Pub Fac Auth Sub Tax
                                                  Incrmnt Proj Area 3 Ser A
             2,725                        2,725   San Mateo, CA Uni High Sch Dist Rfdg
                                                  (FSA Insd)
             3,000          1,000         4,000   San Ramon Vly, CA Sch Dist Election 2002
                                                  (FSA Insd)
             1,000                        1,000   Santa Ana, CA Multi-Family Hsg Rev Villa
                                                  Del Sol Apts Ser B (AMT) (FNMA
                                                  Collateralized)
             2,820                        2,820   Santa Ana, CA Uni Sch Dist (MBIA Insd)
             3,200                        3,200   Semitropic Impt Dist Semitropic Wtr
                                                  Storage Dist CA Wtr Ser A (XLCA Insd)
             1,005                        1,005   Simi Vly, CA Cmnty Dev Agy Coml Sycamore
                                                  Plaza II Rfdg (Acquired 7/28/98, Cost
                                                  $1,005,000) (a)
                            1,220         1,220   Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                  Tapo Canyon & West End Proj Rfdg (FGIC
                                                  Insd) (c)
                            1,285         1,285   Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                  Tapo Canyon & West End Proj Rfdg (FGIC
                                                  Insd) (c)
                            1,350         1,350   Simi Vly, CA Cmnty Dev Agy Tax Alloc
                                                  Tapo Canyon & West End Proj Rfdg (FGIC
                                                  Insd) (c)
             1,640                        1,640   South Tahoe, CA Jt Pwr Fin Auth Rev S
                                                  Tahoe Redev Proj Area 1-A Rfdg (FSA Insd)
             5,000                        5,000   Southern CA Pub Pwr Auth Pwr Proj Rev
                                                  Multi-Projs
                              945           945   Stanton, CA Multi-Family Rev Hsg Contl
                                                  Garden Apts (AMT) (Variable Rate Coupon)
                                                  (FNMA Collateralized)
             1,745                        1,745   State Center, CA Cmnty Election 2002 Ser
                                                  A (MBIA Insd)
             1,000                        1,000   Stockton, CA South Stockton Cmnty Fac
                                                  Dist Spl Tax No 90-1 Rfdg
                            1,260         1,260   Sweetwater, CA Auth Wtr Rev (FSA Insd)
                            2,000         2,000   University of CA Ctf Part San Diego
                                                  Campus Proj Ser A
             6,000                        6,000   University of CA Rev Hosp UCLA Med Ctr
                                                  Ser A (AMBAC Insd)
                            1,000         1,000   University of CA Rev Resh Fac Ser E
                                                  (AMBAC Insd)


                                                                      VQC            VCV           PROFORMA
DESCRIPTION                               COUPON    MATURITY      MARKET VALUE   MARKET VALUE    MARKET VALUE
-------------------------------------------------------------------------------------------------------------
Poway, CA Redev Agy Tax Alloc Paguay
Redev Proj Ser A (MBIA Insd)                 5.000  06/15/33        1,022,090                      1,022,090
Rancho Cordova Cmnty Fac Dist CA Spl Tax
No 2003-1 Sunridge Anatolia                  6.000  09/01/24        2,058,980                      2,058,980
Rancho Cucamonga, CA Redev Agy Tax Alloc
Rancho Redev Proj (FSA Insd)                 5.250  09/01/20                       1,092,040       1,092,040
Rancho Mirage, CA Redev Agy Tax Alloc
Redev Plan 1984 Proj Ser A-E (MBIA Insd)     5.250  04/01/33        2,654,910                      2,654,910
Redlands, CA Redev Agy Tax Alloc Redev
Proj Ser A Rfdg (MBIA Insd)                  4.750  08/01/21        1,848,654                      1,848,654
Redondo Beach, CA Pub Fin Auth Rev South
Bay Ctr Redev Proj                           7.000  07/01/16        1,060,240                      1,060,240
Redwood City, CA Sch Dist (FGIC Insd)        5.000  07/15/23        4,208,680                      4,208,680
Redwood City, CA Sch Dist (FGIC Insd)        5.000  07/15/27        3,099,570                      3,099,570
Richmond, CA Rev YMCA East Bay Proj Rfdg     7.250  06/01/17        1,044,450                      1,044,450
Sacramento Cnty, CA Santn Dist Fin Auth
Rev Ser A                                    5.875  12/01/27        1,470,952      2,101,360       3,572,312
Sacramento Cnty, CA Santn Dist Fin Auth
Rev Ser A Rfdg (AMBAC Insd)                  5.500  12/01/16                       2,338,680       2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy
Zones 40 41 Wtr Sys Proj (AMBAC Insd)
(c)                                          5.000  06/01/17                       1,482,237       1,482,237
Sacramento, CA City Fin Auth City Hall &
Redev Proj Ser A (FSA Insd)                  5.000  12/01/28        2,058,220                      2,058,220
Sacramento, CA City Fin Auth Rev Cap
Impt (AMBAC Insd)                            5.000  12/01/33        1,796,865      2,053,560       3,850,425
Sacramento, CA Cogeneration Auth
Cogeneration Proj Rev Proctor & Gamble
Proj                                         6.375  07/01/10                         727,174         727,174
Salinas Vly, CA Solid Waste Auth Rev
(AMT) (AMBAC Insd)                           5.250  08/01/31        2,070,000                      2,070,000
San Bernardino, CA Jt Pwrs Fin Auth Ctf
Part (MBIA Insd)                             5.500  09/01/20                       2,241,500       2,241,500
San Bernardino, CA Redev Agy Tax Alloc
San Sevaine Redev Proj Ser A                 7.000  09/01/24        2,710,150                      2,710,150
San Diego Cnty, CA Wtr Auth Wtr Rev Ctf
Part Ser B (Inverse Fltg) (Prerefunded @
04/27/06) (Variable Rate Coupon) (MBIA
Insd)  (e)                                  10.820  04/08/21        7,001,280                      7,001,280
San Diego, CA Pub Fac Fin Auth Swr Rev
(FGIC Insd)                                  5.000  05/15/20                       1,021,850       1,021,850
San Diego, CA Redev Agy Centre City
Redev Proj Ser A                             6.400  09/01/25        1,065,400                      1,065,400
San Francisco, CA City & Cnty Arpt Commn
Intl Arpt Rev Second Ser Issue 12-A
(AMT) (FGIC Insd)                            5.800  05/01/21        1,048,590                      1,048,590
San Francisco, CA City & Cnty Arpt Commn
Intl Arpt Second Ser 27A Rfdg (AMT)
(MBIA Insd)                                  5.250  05/01/26        1,032,500                      1,032,500
San Francisco, CA City & Cnty Arpt Commn
Intl Arpt Second Ser 27A Rfdg (AMT)
(MBIA Insd)                                  5.250  05/01/31        3,080,550                      3,080,550
San Francisco, CA City & Cnty Arpt Commn
Intl Arpt Rev Second Ser 30 Rfdg (XLCA
Insd)                                        5.250  05/01/16                       1,680,990       1,680,990
San Francisco, CA City & Cnty Arpt Commn
Intl Arpt Rev Second Ser Issue 12-A
(AMT) (FGIC Insd)                            5.800  05/01/21                       2,097,180       2,097,180
San Francisco, CA City & Cnty Redev Agy
Lease Rev George Moscone (XLCA Insd)             *  07/01/12        2,415,106                      2,415,106
San Francisco, CA City & Cnty Redev Agy
Lease Rev George Moscone (XLCA Insd)             *  07/01/14        1,441,179                      1,441,179
San Jose, CA Fin Auth Lease Rev
Convention Ctr Proj Ser F Rfdg (MBIA
Insd)                                        5.000  09/01/17        5,430,850      1,086,170       6,517,020
San Jose, CA Single Family Mtg Rev Cap
Accumulator (Escrowed to Maturity)
(GEMIC Insd)                                     *  04/01/16          620,290                        620,290
San Leandro, CA Ctf Part Lib & Fire
Stations Fin (AMBAC Insd)                    5.700  11/01/20                       1,819,184       1,819,184
San Leandro, CA Ctf Part Lib & Fire
Stations Fin (AMBAC Insd)                    5.750  11/01/29        2,226,960                      2,226,960
San Marcos, CA Pub Fac Auth Sub Tax
Incrmnt Proj Area 3 Ser A                    6.750  10/01/30        1,088,030                      1,088,030
San Mateo, CA Uni High Sch Dist Rfdg
(FSA Insd)                                   5.000  09/01/23        2,910,845                      2,910,845
San Ramon Vly, CA Sch Dist Election 2002
(FSA Insd)                                   5.000  08/01/24        3,171,810      1,057,270       4,229,080
Santa Ana, CA Multi-Family Hsg Rev Villa
Del Sol Apts Ser B (AMT) (FNMA
Collateralized)                              5.650  11/01/21        1,015,190                      1,015,190
Santa Ana, CA Uni Sch Dist (MBIA Insd)       5.375  08/01/27        3,029,949                      3,029,949
Semitropic Impt Dist Semitropic Wtr
Storage Dist CA Wtr Ser A (XLCA Insd)        5.125  12/01/35        3,330,336                      3,330,336
Simi Vly, CA Cmnty Dev Agy Coml Sycamore
Plaza II Rfdg (Acquired 7/28/98, Cost
$1,005,000) (a)                              6.000  09/01/12        1,051,933                      1,051,933
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (c)                                    5.250  09/01/20                       1,335,863       1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (c)                                    5.250  09/01/21                       1,401,036       1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc
Tapo Canyon & West End Proj Rfdg (FGIC
Insd) (c)                                    5.250  09/01/22                       1,464,588       1,464,588
South Tahoe, CA Jt Pwr Fin Auth Rev S
Tahoe Redev Proj Area 1-A Rfdg (FSA Insd)    5.000  10/01/29        1,692,398                      1,692,398
Southern CA Pub Pwr Auth Pwr Proj Rev
Multi-Projs                                  6.750  07/01/12        6,026,900                      6,026,900
Stanton, CA Multi-Family Rev Hsg Contl
Garden Apts (AMT) (Variable Rate Coupon)
(FNMA Collateralized)                        5.625  08/01/29                       1,011,585       1,011,585
State Center, CA Cmnty Election 2002 Ser
A (MBIA Insd)                                5.500  08/01/28        1,916,865                      1,916,865
Stockton, CA South Stockton Cmnty Fac
Dist Spl Tax No 90-1 Rfdg                    6.400  09/01/15        1,048,830                      1,048,830
Sweetwater, CA Auth Wtr Rev (FSA Insd)       5.500  04/01/17                       1,406,185       1,406,185
University of CA Ctf Part San Diego
Campus Proj Ser A                            5.250  01/01/32                       2,079,120       2,079,120
University of CA Rev Hosp UCLA Med Ctr
Ser A (AMBAC Insd)                           5.250  05/15/30        6,322,680                      6,322,680
University of CA Rev Resh Fac Ser E
(AMBAC Insd)                                 5.000  09/01/19                       1,077,290       1,077,290

               VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST (VQC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


            VQC              VCV        PROFORMA
         PAR AMOUNT      PAR AMOUNT    PAR AMOUNT
           (000)            (000)        (000)    DESCRIPTION
--------------------------------------------------------------------------------------------
             1,000                        1,000   Ventura Cnty, CA Cmnty College Ser A
                                                  (MBIA Insd)
             2,000                        2,000   Ventura Cnty, CA Ctf Part Pub Fin Auth I
                                                  (FSA Insd)
             1,000                        1,000   Vista, CA Mobile Home Pk Rev Estrella De
                                                  Oro Mobile Home Ser A (Prerefunded @
                                                  02/01/25)
                            1,000         1,000   Woodland, CA Fin Auth Lease Rev Cap Proj
                                                  Rfdg (XLCA Insd)




                  PUERTO RICO    4.5%
                            5,000         5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy
                                                  Rev Ser Y Rfdg (FSA Insd)
                            1,000         1,000   Puerto Rico Comwlth Hwy & Tran Rev Tran
                                                  Rev Sub (FGIC Insd)
             2,000          2,000         4,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II
                                                  (XLCA Insd)





                  U. S. VIRGIN ISLANDS    2.1%
             1,000          1,000         2,000   Virgin Islands Pub Fin Auth Rev Gross
                                                  Rcpt Taxes Ln Nt Ser A
             1,000          1,000         2,000   Virgin Islands Pub Fin Auth Rev Gross
                                                  Rcpt Taxes Ln Nt Ser A
             1,000                        1,000   Virgin Islands Pub Fin Auth Rev Gross
                                                  Rcpt Taxes Ln Nt Ser A (ACA Insd)


                                                                      VQC            VCV           PROFORMA
DESCRIPTION                               COUPON    MATURITY      MARKET VALUE   MARKET VALUE    MARKET VALUE
-------------------------------------------------------------------------------------------------------------
Ventura Cnty, CA Cmnty College Ser A
(MBIA Insd)                                  5.500  08/01/23        1,114,960                      1,114,960
Ventura Cnty, CA Ctf Part Pub Fin Auth I
(FSA Insd)                                   5.250  08/15/15        2,198,060                      2,198,060
Vista, CA Mobile Home Pk Rev Estrella De
Oro Mobile Home Ser A (Prerefunded @
02/01/25)                                    5.875  02/01/28        1,106,370                      1,106,370
Woodland, CA Fin Auth Lease Rev Cap Proj
Rfdg (XLCA Insd)                             5.000  03/01/25                       1,034,640       1,034,640
                                                               ----------------------------------------------
                                                                  232,868,883    149,937,242     382,806,125
                                                               ----------------------------------------------


Puerto Rico Comwlth Hwy & Tran Auth Hwy
Rev Ser Y Rfdg (FSA Insd)                    6.250  07/01/21                       6,341,300       6,341,300
Puerto Rico Comwlth Hwy & Tran Rev Tran
Rev Sub (FGIC Insd)                          5.250  07/01/16                       1,127,080       1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev Ser II
(XLCA Insd)                                  5.375  07/01/17        2,243,380      2,243,380       4,486,760
                                                               ----------------------------------------------
                                                                    2,243,380      9,711,760      11,955,140
                                                               ----------------------------------------------



Virgin Islands Pub Fin Auth Rev Gross
Rcpt Taxes Ln Nt Ser A                       6.375  10/01/19        1,158,180      1,158,180       2,316,360
Virgin Islands Pub Fin Auth Rev Gross
Rcpt Taxes Ln Nt Ser A                       6.500  10/01/24        1,161,490      1,161,490       2,322,980
Virgin Islands Pub Fin Auth Rev Gross
Rcpt Taxes Ln Nt Ser A (ACA Insd)            6.125  10/01/29        1,120,460                      1,120,460
                                                               ----------------------------------------------
                                                                    3,440,130      2,319,670       5,759,800
                                                               ----------------------------------------------

                                                                            VQC                VCV                PROFORMA
                                                                        MARKET VALUE       MARKET VALUE         MARKET VALUE
                                                                    ---------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  149.2%                                      238,552,393         161,968,672          400,521,065
      (COST $367,342,307).......................................

TOTAL SHORT-TERM INVESTMENTS  0.1%                                                 -             200,000              200,000
                                                                    ---------------------------------------------------------
      (COST $200,000)...........................................

TOTAL INVESTMENTS  149.3%                                                238,552,393         162,168,672          400,721,065
      (COST $367,542,307).......................................

OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%                                2,529,735             277,279            2,807,014

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.3%)              (75,015,404)        (60,010,848)        (135,026,252)
                                                                    ---------------------------------------------------------

NET ASSETS  100.0%                                                     $ 166,066,724       $ 102,435,103        $ 268,501,827 (F)
                                                                    =========================================================


Percentages are calculated as a percentage of net assets applicable to common shares.
* Zero coupon bond
(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.9%, 0.0% and 2.4% of net assets applicable to common shares of Van Kampen California Quality Municipal Trust, Van Kampen California Value Municipal Income Trust and Proforma, respectively.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) The Trust owns 100% of the bond issuance.
(d) Securities purchased on a when-issued or delayed delivery basis.
(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(f) Does not reflect a non-recurring cost associated with this transaction of approximately $197,220. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                      Approximate Cost                Cost Per Share
                                                         ------------------------------------------- ---------------
Van Kampen California Quality Municipal Trust                             $ 15,570                             0.002
Van Kampen California Value Municipal Income Trust                         181,650                             0.030
                                                         -------------------------------------------
                                                                          $197,220
                                                         ===========================================

 ACA -- American Capital Access Insurance Co.
 AMBAC -- AMBAC Indemnity Corp.
 AMT- Alternative Minimum Tax
 Asset Gty - Asset Guaranty Insurance Co.
 CA MTG - California Mortgage Insurance
 CIFG - CDC IXIS Financial Guaranty
 Connie Lee -- Connie Lee Insurance Co.
 FGIC -- Financial Guaranty Insurance Co.
 FNMA - Federal National Mortgage Association
 FSA -- Financial Security Assurance Inc.
 GEMIC - General Electric Mortgage Insurance Corp.
 GNMA -- Government National Mortgage Association
 MBIA -- Municipal Bond Investors Assurance Corp.
 Radian - Radian Asset Assurance
 XLCA - XL Capital Assurance Inc.

             VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC           VCV      PROFORMA
PAR AMOUNT    PAR AMOUNT  PAR AMOUNT
   (000)         (000)      (000)        DESCRIPTION
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 157.1%
CALIFORNIA  149.7%
$    1,020                $1,020         A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
              $  2,000     2,000         A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                 1,610     1,610         A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
                 1,000     1,000         Abag Fin Auth For Nonprofit Corp CA Ctf Part
                                         Childrens Hosp Med Ctr (AMBAC Insd)
                 1,000     1,000         Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
                                         Lincoln Glen Manor Sr Citizens (CA MTG Insd)
     1,000       1,000     2,000         Abag Fin Auth For Nonprofit Corp CA Multi-Family
                                         Rev Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)
                 1,000     1,000         Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
                                         Dominion Ser B Rfdg (Variable Rate Coupon) (Asset Gty Insd)
                 1,485     1,485         Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)
     3,540                 3,540         Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt
                                         Proj Ser C (FSA Insd)
     1,000                 1,000         Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
                                         (Radian Insd)
     2,000       2,000     4,000         Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D
                 2,500     2,500         Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)
     3,535                 3,535         Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (b)
                 1,390     1,390         Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
                                         (FSA Insd) (b)
                 1,510     1,510         Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
                                         (FSA Insd) (b)
                 2,000     2,000         Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                         (AMBAC Insd)
                 1,500     1,500         Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
                                         (AMBAC Insd)
     1,000       1,000     2,000         California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
     1,000       1,000     2,000         California Edl Fac Auth Rev Pooled College & Univ Proj Ser B
       505         505     1,010         California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
                                         (MBIA Insd)
       175                   175         California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                                         (CA MTG Insd)
       275                   275         California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
                                         (CA MTG Insd)
     2,500                 2,500         California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A
                                         (CA MTG Insd)
       975                   975         California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)
     1,000       1,000     2,000         California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
                                         (MBIA Insd)
                 2,000     2,000         California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdgs
                                         First Lien Ser A (FGIC Insd)
                 1,000     1,000         California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec
                                         Ser A Rfdg (MBIA Insd)
     2,000       3,000     5,000         California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific
                                         Gas & Elec Ser A Rfdg (AMT) (FGIC Insd)
     4,500                 4,500         California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn
                                         CA Edison Co (AMT) (AMBAC Insd)
                   215       215         California Rural Home Mtg Fin Auth Single Family Mtg Rev
                                         Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)
                    50        50         California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
                                         Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)
                    70        70         California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
                                         Bkd Secs Ser A2 (AMT) (GNMA Collateralized)
     2,110                 2,110         California Spl Dists Fin Prog Ser 00 (MBIA Insd) (b)
                 2,400     2,400         California St (AMBAC Insd)
     1,000                 1,000         California St (CIFG Insd)
                 1,000     1,000         California St (FGIC Insd)
                 1,000     1,000         California St (MBIA Insd)
     2,000                 2,000         California St Dept Wtr Res Pwr Ser A (AMBAC Insd)
     1,000                 1,000         California St Dept Wtr Res Wtr Ser W
                 1,585     1,585         California St Pub Wks Brd Dept Corrections Ser C
                 1,000     1,000         California St Pub Wks Brd Dept Corrections Ser C
                 3,000     3,000         California St Pub Wks Brd Energy Efficiency Rev Ser A
                                         (FSA Insd)
                 1,255     1,255         California St Rfdg (XLCA Insd)
     1,000                 1,000         California St Univ Fresno Assn Sr Aux Organization Event Ctr
                 1,000     1,000         California St Univ Fresno Assn Sr Aux Organization Event Ctr
     1,000       3,000     4,000         California St Vet Bd Ser BH (AMT) (FSA Insd)
     2,000       2,000     4,000         California St Vet Bd Ser BH (AMT) (FSA Insd)
                 1,000     1,000         California Statewide Cmntys Dev Huntington Mem Hosp
                                         (Connie Lee Insd)
     1,085                 1,085         Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                         (MBIA Insd) (b)
     1,085                 1,085         Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                         (MBIA Insd) (b)
                 1,085     1,085         Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                         (MBIA Insd) (b)
                 1,085     1,085         Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
                                         (MBIA Insd) (b)
                 2,000     2,000         Central Vly Fin Auth CA Cogeneration Proj Rev Carson
                                         Ice Gen Proj Rev (MBIA Insd)
     1,000       1,500     2,500         Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)
                 1,440     1,440         Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
                                         (AMBAC Insd)
     1,700                 1,700         Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)
     2,000                 2,000         Chula Vista, CA Indl Dev Rev San Diego Gas Ser A
     2,900                 2,900         Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)
     1,000                 1,000         Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj
                 1,580     1,580         Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (b) (c)





                                                                                                 VIC          VCV        PROFORMA
DESCRIPTION                                                           COUPON     MATURITY   MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                       *       08/01/17      $ 583,634                   $ 583,634
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                       *       08/01/21                     $ 904,260      904,260
A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                       *       08/01/22                       682,559      682,559
Abag Fin Auth For Nonprofit Corp CA Ctf Part
Childrens Hosp Med Ctr (AMBAC Insd)                                  5.875%      12/01/19                     1,144,590    1,144,590
Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
Lincoln Glen Manor Sr Citizens (CA MTG Insd)                         6.100       02/15/25                     1,081,310    1,081,310
Abag Fin Auth For Nonprofit Corp CA Multi-Family
Rev Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)               6.400       08/15/30      1,092,660      1,092,660    2,185,320
Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
Dominion Ser B Rfdg (Variable Rate Coupon) (Asset Gty Insd)          6.250       08/15/30                     1,094,810    1,094,810
Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)                  5.375       08/01/20                     1,655,493    1,655,493
Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt
Proj Ser C (FSA Insd)                                                    *       09/01/32        798,341                     798,341
Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
(Radian Insd)                                                        5.000       08/01/23      1,027,530                   1,027,530
Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D     5.000       04/01/17      2,174,760      2,174,760    4,349,520
Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)           5.250       06/01/12                     2,828,075    2,828,075
Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (b)             5.500       08/01/20      3,964,891                   3,964,891
Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
(FSA Insd) (b)                                                       5.500       08/01/19                     1,574,953    1,574,953
Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg
(FSA Insd) (b)                                                       5.500       08/01/20                     1,704,684    1,704,684
Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
(AMBAC Insd)                                                         5.250       12/01/19                     2,207,300
Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
(AMBAC Insd)                                                         5.250       12/01/23                     1,622,040    1,622,040
California Edl Fac Auth Rev Pooled College & Univ Proj Ser B         5.250       04/01/24      1,012,180      1,012,180    2,024,360
California Edl Fac Auth Rev Pooled College & Univ Proj Ser B         6.750       06/01/30      1,087,360      1,087,360    2,174,720
California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
(MBIA Insd)                                                          6.000       03/01/16        536,628        536,628    1,073,256
California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
(CA MTG Insd)                                                        6.700       03/01/11        175,464                     175,464
California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
(CA MTG Insd)                                                        6.750       03/01/20        275,954                     275,954
California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A
(CA MTG Insd)                                                        6.125       05/01/12      2,505,075                   2,505,075
California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)          5.550       08/01/17      1,025,817                   1,025,817
California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
(MBIA Insd)                                                          5.850       08/01/17      1,048,140      1,048,140    2,096,280
California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdgs
First Lien Ser A (FGIC Insd)                                         5.000       07/01/29                     2,064,500    2,064,500
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec
Ser A Rfdg (MBIA Insd)                                               5.900       06/01/14                     1,187,840    1,187,840
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific
Gas & Elec Ser A Rfdg (AMT) (FGIC Insd)                              3.500       12/01/23      2,046,780      3,070,170    5,116,950
California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn
CA Edison Co (AMT) (AMBAC Insd)                                      6.000       07/01/27      4,512,420                   4,512,420
California Rural Home Mtg Fin Auth Single Family Mtg Rev
Mtg Bkd Secs Pgm Ser B (AMT) (GNMA Collateralized)                   6.150       06/01/20                       219,038      219,038
California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
Bkd Secs Pgm Ser C (AMT) (GNMA Collateralized)                       7.500       08/01/27                        51,692       51,692
California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg
Bkd Secs Ser A2 (AMT) (GNMA Collateralized)                          7.950       12/01/24                        70,701       70,701
California Spl Dists Fin Prog Ser 00 (MBIA Insd) (b)                 5.250       12/01/26      2,243,584                   2,243,584
California St (AMBAC Insd)                                           6.400       09/01/08                     2,758,632    2,758,632
California St (CIFG Insd)                                            5.000       10/01/22      1,055,820                   1,055,820
California St (FGIC Insd)                                            5.000       10/01/23                     1,033,500    1,033,500
California St (MBIA Insd)                                            5.000       02/01/26                     1,039,820    1,039,820
California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                    5.500       05/01/16      2,284,560                   2,284,560
California St Dept Wtr Res Wtr Ser W                                 5.500       12/01/17      1,130,590                   1,130,590
California St Pub Wks Brd Dept Corrections Ser C                     5.000       06/01/09                     1,729,219    1,729,219
California St Pub Wks Brd Dept Corrections Ser C                     5.500       06/01/23                     1,089,060    1,089,060
California St Pub Wks Brd Energy Efficiency Rev Ser A
(FSA Insd)                                                           5.250       05/01/08                     3,038,310    3,038,310
California St Rfdg (XLCA Insd)                                       5.500       03/01/11                     1,421,062    1,421,062
California St Univ Fresno Assn Sr Aux Organization Event Ctr         6.000       07/01/26      1,064,900                   1,064,900
California St Univ Fresno Assn Sr Aux Organization Event Ctr         6.000       07/01/31                     1,055,770    1,055,770
California St Vet Bd Ser BH (AMT) (FSA Insd)                         5.400       12/01/15      1,025,850      3,077,550    4,103,400
California St Vet Bd Ser BH (AMT) (FSA Insd)                         5.400       12/01/16      2,051,700      2,051,700    4,103,400
California Statewide Cmntys Dev Huntington Mem Hosp
(Connie Lee Insd)                                                    5.750       07/01/16                     1,079,820    1,079,820
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (b)                                                          *       08/01/30        274,711                     274,711
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (b)                                                          *       08/01/31        259,228                     259,228
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (b)                                                          *       08/01/32                       244,928      244,928
Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
(MBIA Insd) (b)                                                          *       08/01/33                       231,615      231,615
Central Vly Fin Auth CA Cogeneration Proj Rev Carson
Ice Gen Proj Rev (MBIA Insd)                                         5.000       07/01/17                     2,163,580    2,163,580
Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                       5.000       05/01/27      1,036,080      1,554,120    2,590,200
Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
(AMBAC Insd)                                                         7.000       08/01/08                     1,680,293    1,680,293
Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)             5.375       09/01/20      1,895,653                   1,895,653
Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                     5.300       07/01/21      2,144,880                   2,144,880
Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                         5.500       08/01/22      3,248,261                   3,248,261
Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj         6.300       09/01/36      1,064,650                   1,064,650
Commerce, CA Refuse Energy Auth Rev Rfdg (MBIA Insd) (b) (c)         5.000       07/01/06                     1,622,897    1,622,897

             VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   VIC           VCV      PROFORMA
PAR AMOUNT    PAR AMOUNT  PAR AMOUNT
   (000)         (000)      (000)      DESCRIPTION
-----------------------------------------------------------------------------------------------------------
                 1,230     1,230       Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                 1,110     1,110       Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)
                 1,965     1,965       Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg
                                       (MBIA Insd)
     1,000                 1,000       Corona, CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)
                 1,250     1,250       Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                 1,595     1,595       Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)
                 1,735     1,735       Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (b)
     1,360                 1,360       Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC - Citibank)
                                       (MBIA Insd)
     1,245                 1,245       Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser A
                                       (AMT) (FNMA Collateralized)
                 2,000     2,000       East Bay, CA Muni Util Dist Wtr Sys Rev Sub
                 1,000     1,000       El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
                 1,000     1,000       El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)
     1,000       1,000     2,000       Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
                                       No 5 New Sch (FSA Insd)
                 3,000     3,000       Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
                                       (MBIA Insd)
     1,000                 1,000       Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)
                 1,010     1,010       Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
                                       Cap Apprec Ser A (AMBAC Insd) (b)
                 1,060     1,060       Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
                                       Cap Apprec Ser A (AMBAC Insd) (b)
     1,950                 1,950       Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj
                                       (MBIA Insd)
    10,000                10,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                 6,000     6,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                 5,000     5,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
                 2,950     2,950       Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
                                       Sr Lien Ser A (Escrowed to Maturity)
                 3,000     3,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                                       Apprec Rfdg (a)
     3,000                 3,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                                       Apprec Sr Lien Ser A (Escrowed to Maturity) (a)
                 1,000     1,000       Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg
                 1,000     1,000       Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A
                                       Rfdg (MBIA Insd)
                 1,115     1,115       Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs
                                       Cap Impt Pgm (FSA Insd)
                 1,500     1,500       Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)
     1,680                 1,680       Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (b)
     1,000                 1,000       Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)
     1,000       2,000     3,000       Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl No 1 Rfdg
                                       (MBIA Insd)
                 1,000     1,000       Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin Proj
                                       Ser B (AMT) (Prerefunded @ 08/01/06) (FSA Insd)
                 1,000     1,000       Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
                                       (AMBAC Insd)
     1,000                 1,000       Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
                                       Campus/Kern Cmnty (AMBAC Insd)
                 1,000     1,000       La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)
                 1,420     1,420       La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                                       (AMBAC Insd)
                 1,600     1,600       La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
                                       Rfdg (MBIA Insd)
     1,000                 1,000       Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)
     1,105                 1,105       Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)
                 1,145     1,145       Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)
                 1,020     1,020       Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)
                 1,255     1,255       Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)
     1,000                 1,000       Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg
                                       (MBIA Insd)
                 1,000     1,000       Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor
                                       Refin Proj Ser A (AMBAC Insd)
                 1,685     1,685       Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
                                       (AMBAC Insd)
     1,000       1,000     2,000       Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)
                 1,000     1,000       Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A
                                       (AMBAC Insd)
     1,000       1,000     2,000       Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
                                       (AMBAC Insd)
     1,473                 1,473       Los Angeles, CA Multi-Family Rev Hsg Earthquake
                                       Rehab Proj Ser A (AMT) (FNMA Collateralized)
     1,000                 1,000       Los Angeles, CA Wtr & Pwr Rev Ser A
     1,000       1,000     2,000       Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C
                                       (FSA Insd)
                 3,650     3,650       Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)
     1,000                 1,000       Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)
     1,000       2,400     3,400       Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)
                 3,240     3,240       Midpeninsula Regl Open Space Dist CA Fin
                                       Auth Rev Cap Apprec Second Issue (AMBAC Insd)


                                                                                                 VIC          VCV        PROFORMA
DESCRIPTION                                                          COUPON     MATURITY    MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)          5.500       06/01/25                     1,364,833    1,364,833
Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)          5.000       06/01/29                     1,148,861    1,148,861
Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg
(MBIA Insd)                                                          5.500       11/01/22                     2,153,424    2,153,424
Corona, CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)         5.000       09/01/17      1,086,590                   1,086,590
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                *       09/01/16                       754,075      754,075
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                *       09/01/17                       909,325      909,325
Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (b)            *       09/01/18                       934,055      934,055
Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC - Citibank)
(MBIA Insd)                                                          5.125       09/01/21      1,446,075                   1,446,075
Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser A
(AMT) (FNMA Collateralized)                                          5.850       05/01/30      1,293,779                   1,293,779
East Bay, CA Muni Util Dist Wtr Sys Rev Sub                          5.250       06/01/19                     2,183,180    2,183,180
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                  5.600       09/01/29                     1,095,480    1,095,480
El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                  5.600       09/01/34                     1,095,810    1,095,810
Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
No 5 New Sch (FSA Insd)                                              5.375       08/15/29      1,065,440      1,065,440    2,130,880
Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
(MBIA Insd)                                                          5.000       09/01/33                     3,076,560    3,076,560
Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)        5.250       12/01/19      1,102,130                   1,102,130
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
Cap Apprec Ser A (AMBAC Insd) (b)                                        *       10/01/19                       511,252      511,252
Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1
Cap Apprec Ser A (AMBAC Insd) (b)                                        *       10/01/21                       475,410      475,410
Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj
(MBIA Insd)                                                          5.200       09/01/30      2,044,380                   2,044,380
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg             *       01/15/25      3,046,400                   3,046,400
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg             *       01/15/30                     1,344,120    1,344,120
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg             *       01/15/31                     1,053,350    1,053,350
Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
Sr Lien Ser A (Escrowed to Maturity)                                     *       01/01/27                       977,364      977,364
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
Apprec Rfdg (a)                                                    0/5.875       01/15/27                     2,396,610    2,396,610
Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
Apprec Sr Lien Ser A (Escrowed to Maturity) (a)                    0/7.050       01/01/10      3,559,140                   3,559,140
Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                    5.750       01/15/40                     1,011,950    1,011,950
Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A
Rfdg (MBIA Insd)                                                     5.750       11/01/16                     1,121,580    1,121,580
Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs
Cap Impt Pgm (FSA Insd)                                              5.000       12/15/23                     1,183,662    1,183,662
Glendale, CA Uni Sch Dist Ser C Indl No 1 (FSA Insd)                 5.500       09/01/19                     1,679,070    1,679,070
Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (b)                      5.250       09/01/17      1,865,993                   1,865,993
Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)               5.250       11/01/23      1,080,780                   1,080,780
Industry, CA Urban Dev Agy Tax Alloc Civic Rev Indl No 1 Rfdg
(MBIA Insd)                                                          5.500       05/01/14      1,085,540      2,171,080    3,256,620
Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin Proj
Ser B (AMT) (Prerefunded @ 08/01/06) (FSA Insd)                      6.000       08/01/16                     1,086,990    1,086,990
Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
(AMBAC Insd)                                                         5.000       09/02/22                     1,037,190    1,037,190
Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
Campus/Kern Cmnty (AMBAC Insd)                                           *       08/01/22        423,730                     423,730
La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                        5.250       09/01/24                     1,083,430    1,083,430
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
(AMBAC Insd)                                                         5.000       09/01/22                     1,513,649    1,513,649
La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
Rfdg (MBIA Insd)                                                     7.300       09/01/08                     1,888,704    1,888,704
Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)                 5.000       12/01/18      1,081,170                   1,081,170
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)                   *       08/01/20        530,245                     530,245
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)                   *       08/01/21                       517,609      517,609
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                       *       08/01/24                       377,522      377,522
Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (b)                   *       08/01/25                       435,498      435,498
Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg
(MBIA Insd)                                                          5.125       07/01/30      1,050,100                   1,050,100
Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor
Refin Proj Ser A (AMBAC Insd)                                        5.250       05/01/24                     1,073,250    1,073,250
Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
(AMBAC Insd)                                                         5.375       08/01/21                     1,855,303    1,855,303
Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                 5.000       06/01/26      1,030,250      1,030,250    2,060,500
Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A
(AMBAC Insd)                                                         5.500       08/01/31                     1,083,490    1,083,490
Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
(AMBAC Insd)                                                         6.000       11/01/19      1,158,960      1,158,960    2,317,920
Los Angeles, CA Multi-Family Rev Hsg Earthquake
Rehab Proj Ser A (AMT) (FNMA Collateralized)                         5.700       12/01/27      1,538,571                   1,538,571
Los Angeles, CA Wtr & Pwr Rev Ser A                                  5.250       07/01/18      1,038,800                   1,038,800
Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C
(FSA Insd)                                                           5.000       06/01/27      1,036,340      1,036,340    2,072,680
Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)            *       09/01/22                     1,540,373    1,540,373
Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)            5.250       06/01/30      1,054,700                   1,054,700
Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)              5.000       10/01/26      1,041,970      2,500,728    3,542,698
Midpeninsula Regl Open Space Dist CA Fin                                 *       08/01/26                       962,118
 Auth Rev Cap Apprec Second Issue (AMBAC Insd)

             VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)



   VIC          VCV             PROFORMA
PAR AMOUNT   PAR AMOUNT         PAR AMOUNT
  (000)        (000)              (000)            DESCRIPTION
--------------------------------------------------------------------------------------------------------------------------




              3,180                3,180           Mount Diablo, CA Uni Sch Dist (FSA Insd)
   1,000                           1,000           Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)
              1,000                1,000           Oxnard, CA Harbor Dist Rev Ser B
   1,000                           1,000           Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)
   1,965                           1,965           Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (b)
              1,230                1,230           Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
                                                   (MBIA Insd) (b)
              1,100                1,100           Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A (FGIC
                                                   Insd)
   1,500                           1,500           Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)
              1,000                1,000           Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)
              3,350                3,350           Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)
   3,000                           3,000           Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)
              1,000                1,000           Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA
                                                   Insd)
   1,220                           1,220           Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1
                                                   (MBIA Insd)
   1,000                           1,000           Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)
   1,000                           1,000           Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)
   1,650                           1,650           Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)
              2,000                2,000           Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A


              2,000                2,000           Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC
                                                   Insd)
              1,360                1,360           Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys Proj
                                                   (AMBAC Insd) (b)
              2,000                2,000           Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)
               700                  700            Sacramento, CA Cogeneration Auth Cogeneration Proj Rev Proctor &
                                                   Gamble Proj
   1,000                           1,000           Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)
   1,000                           1,000           San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA Insd)
              2,000                2,000           San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)
              1,000                1,000           San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)
   1,500                           1,500           San Diego, CA Redev Agy Centre City Redev Proj Ser A
   1,000                           1,000           San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)
   1,185                           1,185           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
                                                   Issue 15B (MBIA Insd)
   1,685                           1,685           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac
                                                   Lease Ser A (AMT) (FSA Insd)
   1,000                           1,000           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
                                                   Rfdg (AMT) (MBIA Insd)
   1,000      1,500                2,500           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
                                                   30 Rfdg (XLCA Insd)


              2,000                2,000           San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
                                                   Issue 12-A (AMT) (FGIC Insd)
              1,000                1,000           San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
                                                   (MBIA Insd)
              1,600                1,600           San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)
   1,000      1,000                2,000           San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)
   1,000                           1,000           Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)
   1,500                           1,500           Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts Ser B (AMT)
                                                   (FNMA Collateralized)
   2,000                           2,000           Santa Ana, CA Uni Sch Dist (MBIA Insd)
   1,000                           1,000           Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj (FSA Insd)
              1,220                1,220           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                                                   Rfdg (FGIC Insd) (b)
              1,285                1,285           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                                                   Rfdg (FGIC Insd) (b)
              1,350                1,350           Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
                                                   Rfdg (FGIC Insd) (b)
   2,000                           2,000           South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)
      35                             35            Southern CA Home Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA
                                                   Collateralized)
               945                  945            Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
                                                   (Variable Rate Coupon) (FNMA Collateralized)
              1,260                1,260           Sweetwater, CA Auth Wtr Rev (FSA Insd)
   1,300                           1,300           Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (b)


              2,000                4,000           University of CA Ctf Part San Diego Campus Proj Ser A
   2,000
   4,000                           4,000           University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)
              1,000                1,000           University of CA Rev Resh Fac Ser E (AMBAC Insd)
   1,200                           1,200           Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)
   1,000                           1,000           Vista, CA Uni Sch Dist Ser A (FSA Insd)
   2,000                           2,000           William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg (FSA
                                                   Insd)
   1,000      1,000                2,000           Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)




                     PUERTO RICO 5.4%
              5,000                5,000           Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)
              1,000                1,000           Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)
              2,000                2,000           Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)






                                                                                           VIC           VCV           PROFORMA
DESCRIPTION                                                         COUPON  MATURITY  MARKET VALUE  MARKET VALUE     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------

Mount Diablo, CA Uni Sch Dist (FSA Insd)                             5.000  08/01/26                   3,298,709       3,298,709
Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                     5.000  08/01/17     1,049,360                     1,049,360
Oxnard, CA Harbor Dist Rev Ser B                                     6.000  08/01/24                   1,057,400       1,057,400
Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                  6.200  08/01/30     1,159,430                     1,159,430
Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (b)                    5.250  10/01/22     2,150,142                     2,150,142
Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
(MBIA Insd) (b)                                                      5.000  08/01/21                   1,318,708       1,318,708
Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A (FGIC
Insd)                                                                5.000  06/01/21                   1,175,548       1,175,548
Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)                      5.000  08/01/26     1,555,995                     1,555,995
Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)       5.375  10/01/32                   1,064,830       1,064,830
Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                    5.375  11/01/25                   3,537,031       3,537,031
Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                        5.000  11/01/22     3,113,160                     3,113,160
Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA
Insd)                                                                5.250  09/01/20                   1,092,040       1,092,040
Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1
(MBIA Insd)                                                          5.000  04/01/26     1,260,028                     1,260,028
Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)                  5.000  09/01/17     1,086,590                     1,086,590
Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)   4.750  08/01/21     1,027,030                     1,027,030
Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                   *    06/01/20       789,855                       789,855
Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A                    5.875  12/01/27                   2,101,360       2,101,360


Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC
Insd)                                                                5.500  12/01/16                   2,338,680       2,338,680
Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys Proj
(AMBAC Insd) (b)                                                     5.000  06/01/17                   1,482,237       1,482,237
Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)               5.000  12/01/33                   2,053,560       2,053,560
Sacramento, CA Cogeneration Auth Cogeneration Proj Rev Proctor &
Gamble Proj                                                          6.375  07/01/10                     727,174         727,174
Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)              5.250  08/01/27     1,040,600                     1,040,600
San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA Insd)       5.000  08/01/28     1,033,120                     1,033,120
San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)             5.500  09/01/20                   2,241,500       2,241,500
San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                   5.000  05/15/20                   1,021,850       1,021,850
San Diego, CA Redev Agy Centre City Redev Proj Ser A                 6.400  09/01/25     1,598,100                     1,598,100
San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)                    5.000  09/01/24     1,057,680                     1,057,680
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
Issue 15B (MBIA Insd)                                                4.800  05/01/17     1,236,832                     1,236,832
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac
Lease Ser A (AMT) (FSA Insd)                                         6.125  01/01/27     1,859,971                     1,859,971
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
Rfdg (AMT) (MBIA Insd)                                               5.250  05/01/26     1,032,500                     1,032,500
San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
30 Rfdg (XLCA Insd)                                                  5.250  05/01/16     1,120,660     1,680,990       2,801,650


San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
Issue 12-A (AMT) (FGIC Insd)                                         5.800  05/01/21                   2,097,180       2,097,180
San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
(MBIA Insd)                                                          5.000  09/01/17                   1,086,170       1,086,170
San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)        5.700  11/01/20                   1,819,184       1,819,184
San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)                  5.000  08/01/24     1,057,270     1,057,270       2,114,540
Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                             5.600  08/01/23     1,178,240                     1,178,240
Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts Ser B (AMT)
(FNMA Collateralized)                                                5.650  11/01/21     1,522,785                     1,522,785
Santa Ana, CA Uni Sch Dist (MBIA Insd)                               5.375  08/01/27     2,148,900                     2,148,900
Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj (FSA Insd)     *    04/01/36       190,160                       190,160
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
Rfdg (FGIC Insd) (b)                                                 5.250  09/01/20                   1,335,863       1,335,863
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
Rfdg (FGIC Insd) (b)                                                 5.250  09/01/21                   1,401,036       1,401,036
Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
Rfdg (FGIC Insd) (b)                                                 5.250  09/01/22                   1,464,588       1,464,588
South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)            5.800  09/02/18     2,279,980                     2,279,980
Southern CA Home Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA
Collateralized)                                                      6.750  09/01/22        35,013                        35,013
Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
(Variable Rate Coupon) (FNMA Collateralized)                         5.625  08/01/29                   1,011,585       1,011,585
Sweetwater, CA Auth Wtr Rev (FSA Insd)                               5.500  04/01/17                   1,406,185       1,406,185
Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (b)                      *    08/01/22       550,849                       550,849


University of CA Ctf Part San Diego Campus Proj Ser A
                                                                     5.250  01/01/32     2,079,120     2,079,120       4,158,240
University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)            5.250  05/15/30     4,215,120                     4,215,120
University of CA Rev Resh Fac Ser E (AMBAC Insd)                     5.000  09/01/19                   1,077,290       1,077,290
Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                     5.500  08/01/23     1,337,952                     1,337,952
Vista, CA Uni Sch Dist Ser A (FSA Insd)                              5.000  08/01/23     1,052,490                     1,052,490
William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg (FSA
Insd)                                                                6.500  09/01/14     2,115,200                     2,115,200
Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)            5.000  03/01/25     1,034,640     1,034,640       2,069,280
                                                                                    ---------------------------------------------
                                                                                       118,277,956   149,937,242     268,215,198
                                                                                    ---------------------------------------------


Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)    6.250  07/01/21                   6,341,300       6,341,300
Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)          5.250  07/01/16                   1,127,080       1,127,080
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                 5.375  07/01/17                   2,243,380       2,243,380
                                                                                      -------------------------------------------
                                                                                                0      9,711,760       9,711,760
                                                                                      -------------------------------------------

             VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA (VIC)
            VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST (VCV)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)


   VIC          VCV             PROFORMA
PAR AMOUNT   PAR AMOUNT         PAR AMOUNT
  (000)        (000)              (000)            DESCRIPTION
----------------------------------------------------------------------------------------------------------------------
                 U. S. VIRGIN ISLANDS 2.0%
   1,000      1,000                2,000           Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A

              1,000                1,000           Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A


                                                                                           VIC           VCV         PROFORMA
DESCRIPTION                                                         COUPON  MATURITY  MARKET VALUE   MARKET VALUE   MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A         6.375  10/01/19    1,158,180      1,158,180       2,316,360


Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A         6.500  10/01/24                   1,161,490       1,161,490
                                                                                        -----------------------------------------
                                                                                        1,158,180      2,319,670       3,477,850
                                                                                        -----------------------------------------

                                                                           VIC           VCV         PROFORMA
DESCRIPTION                                                           MARKET VALUE   MARKET VALUE   MARKET VALUE
----------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  157.1%                                   119,436,136    161,968,672     281,404,808
         (Cost $261,445,607)....................................

TOTAL SHORT-TERM INVESTMENTS  0.6%                                        900,000        200,000       1,100,000
                                                                     --------------------------------------------
          (Cost $1,100,000).....................................

TOTAL INVESTMENTS  157.7%                                             120,336,136    162,168,672     282,504,808
         (Cost $262,545,607)....................................

OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%                              1,388,985        277,279       1,666,264

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.6%)           (45,016,950)   (60,010,848)   (105,027,798)
                                                                     --------------------------------------------

NET ASSETS  100.0%                                                   $ 76,708,171   $102,435,103    $179,143,274 (d)
                                                                     ============================================

Percentages are calculated as a percentage of net assets applicable to common shares.
*  Zero coupon bond
(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(b) The Trust owns 100% of the bond issuance.
(c) Securities purchased on a when-issued or delayed delivery basis.
(d) Does not reflect a non-recurring cost associated with this transaction of approximately $347,730. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                                                            Approximate Cost     Cost Per Share
                                                          --------------------- ---------------
 Van Kampen Trust for Investment Grade California               $166,080         $        0.036
 Van Kampen California Value Municipal Income Trust              181,650                  0.030
                                                          ---------------------
                                                                $347,730
                                                          =====================

 AMBAC -- AMBAC Indemnity Corp.
 AMT- Alternative Minimum Tax
 Asset Gty - Asset Guaranty Insurance Co.
 CA MTG - California Mortgage Insurance
 CIFG - CDC IXIS Financial Guaranty
 Connie Lee -- Connie Lee Insurance Co.
 FGIC -- Financial Guaranty Insurance Co.
 FNMA - Federal National Mortgage Association
 FSA -- Financial Security Assurance Inc.
 GNMA -- Government National Mortgage Association
 LOC - Letter of Credit
 MBIA -- Municipal Bond Investors Assurance Corp.
 Radian - Radian Asset Assurance
 XLCA - XL Capital Assurance Inc.

    VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA - VAN KAMPEN CALIFORNIA
                                MUNICIPAL TRUST
     VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST - VAN KAMPEN CALIFORNIA
                          VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS



                                                    VAN KAMPEN                  VAN KAMPEN     VAN KAMPEN
                                                    TRUST FOR   VAN KAMPEN      CALIFORNIA     CALIFORNIA
                                                    INVESTMENT  CALIFORNIA        QUALITY         VALUE
                                                      GRADE      MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                    CALIFORNIA     TRUST           TRUST      INCOME TRUST
                                                      (VIC)        (VKC)           (VQC)         (VCV)       ADJUSTMENTS   PROFORMA
                                                    ---------   -----------     ----------    ------------   -----------   ---------
ASSETS:
Total Investments (Cost of $112,782, $52,729,
    $217,778, $149,764 and $533,053 respectively)   $ 120,336     $  57,348      $ 238,552     $ 162,169                   $ 578,405
Cash                                                       78            27           --              40                         145
Receivables:
   Interest                                             1,677           787          3,131         2,244                       7,839
   Investment Sold                                       --            --              875          --                           875
Other                                                       2             3              4             3                          12
                                                    ---------     ---------      ---------     ---------     ---------     ---------
        Total Assets                                  122,093        58,165        242,562       164,456                     587,276
                                                    ---------     ---------      ---------     ---------     ---------     ---------
LIABILITIES:
Payables:
    Investments Purchased                                --           3,444           --           1,605                       5,049
    Custodian Bank                                       --            --              972          --                           972
    Investment Advisory Fee                                61            28            122            82                         293
    Income Distributions-Common Shares                     19             9             48            20                          96
    Other Affiliates                                        6             4             11             8                          29
Trustee's Deferred Compensation and
      Retirement Plans                                    212           206            237           219                         874
Accrued Expenses                                           70            44             90            76                         280
Merger Costs                                               --            --             --            --           519(2)        519
                                                    ---------     ---------      ---------     ---------     ---------     ---------
        Total Liabilities                                 368         3,735          1,480         2,010           519         8,112
Preferred Shares (Including
     accrued distributions)                            45,017        20,015         75,015        60,011                     200,058
                                                    ---------     ---------      ---------     ---------     ---------     ---------
NET ASSETS APPLICABLE TO COMMON SHARES              $  76,708     $  34,415      $ 166,067     $ 102,435     $    (519)    $ 379,106
                                                    ---------     ---------      ---------     ---------     ---------     ---------

Net Assets Applicable to Common Shares                 76,708        34,415        166,067       102,435          (519)(2)   379,106
Shares outstanding                                      4,676         3,258          9,687         6,043        (1,298)(1)    22,366
                                                    ---------     ---------      ---------     ---------     ---------     ---------
Net Asset Value Per Common Share                    $   16.40     $   10.56      $   17.14     $   16.95                   $   16.95
                                                    ---------     ---------      ---------     ---------     ---------     ---------

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                      $      47     $      33      $      97     $      60     $     (13)(1) $     224
Paid in Surplus                                        68,746        29,564        143,486        88,813          (506)(1)(2)330,103
Net Unrealized Appreciation                             7,554         4,619         20,774        12,405                      45,352
Accumulated Undistributed Net Investment Income           335           202          1,304           594                       2,435
Accumulated Net Realized Gain (Loss)                       26            (3)           406           563                         992
                                                    ---------     ---------      ---------     ---------     ---------     ---------
NET ASSETS APPLICABLE TO COMMON SHARES              $  76,708     $  34,415      $ 166,067     $ 102,435     $    (519)    $ 379,106
                                                    ---------     ---------      ---------     ---------     ---------     ---------



PREFERRED SHARES                                    $  45,000     $  20,000      $  75,000     $  60,000                   $ 200,000
                                                    ---------     ---------      ---------     ---------     ---------     ---------
NET ASSETS INCLUDING PREFERRED SHARES               $ 121,708     $  54,415      $ 241,067     $ 162,435     $    (519)    $ 579,106
                                                    ---------     ---------      ---------     ---------     ---------     ---------





(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 4,515,758, 2,021,218 and 9,796,528 common shares in exchange for the assets and liabilities of the Van Kampen Trust for Investment Grade California, Van Kampen California Municipal Trust and Van Kampen California Quality Municipal Trust, respectively.

(2) A non-recurring cost associated with this transaction of approximately $519,000 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                                       Approximate Cost               Cost Per Share
                                                                                       ----------------               --------------
Van Kampen Trust for Investment Grade California .....................                 $    166,080                   $        0.036
Van Kampen California Municipal Trust ................................                      155,700                            0.048
Van Kampen California Quality Municipal Trust ........................                       15,570                            0.002
Van Kampen California Value Income Municipal Trust ...................                      181,650                            0.030
                                                                                       ------------
                                                                                       $    519,000
                                                                                       ============


                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST -
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS



                                                                                      VAN KAMPEN
                                                                       VAN KAMPEN     CALIFORNIA
                                                       VAN KAMPEN      CALIFORNIA       VALUE
                                                       CALIFORNIA        QUALITY       MUNICIPAL
                                                        MUNICIPAL       MUNICIPAL       INCOME
                                                         TRUST            TRUST          TRUST
                                                         (VKC)            (VQC)          (VCV)        ADJUSTMENTS    PROFORMA
                                                       ----------      ----------     ----------      -----------    ---------
ASSETS:
Total Investments (Cost of $52,729,
   $217,778, $149,764 and $420,271, respectively)      $ 57,348         $238,552        $162,169                      $458,069
Cash                                                         27               --              40                            67
Receivables:
   Interest                                                 787            3,131           2,244                         6,162
   Investment Sold                                           --              875              --                           875
Other                                                         3                4               3                            10
                                                       --------         --------        --------        ------        --------
       Total Assets                                      58,165          242,562         164,456                       465,183
                                                       --------         --------        --------        ------        --------
LIABILITIES:
Payables:
   Investments Purchased                                  3,444               --           1,605                         5,049
   Custodian Bank                                            --              972              --                           972
   Investment Advisory Fee                                   28              122              82                           232
   Income Distributions-Common Shares                         9               48              20                            77
   Other Affiliates                                           4               11               8                            23
Trustee's Deferred Compensation and
      Retirement Plans                                      206              237             219                           662
Accrued Expenses                                             44               90              76                           210
Merger Cost                                                  --               --              --           353(2)          353
                                                       --------         --------        --------        ------        --------
       Total Liabilities                                  3,735            1,480           2,010           353           7,578
Preferred Shares (Including
   accrued distributions)                                20,015           75,015          60,011                       155,041
                                                       --------         --------        --------        ------        --------
NET ASSETS APPLICABLE TO COMMON SHARES                 $ 34,415         $166,067        $102,435        $ (353)       $302,564
                                                       ========         ========        ========        ======        ========

Net Assets Applicable to Common Shares                   34,415          166,067         102,435          (353)(2)     302,564
Shares outstanding                                        3,258            9,687           6,043        (1,138)(1)      17,850
                                                       --------         --------        --------        ------        --------
Net Asset Value Per Common Share                       $  10.56         $  17.14        $  16.95                      $  16.95
                                                       ========         ========        ========        ======        ========

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                         $     33         $     97        $     60       $   (12)(1)    $    178
Paid in Surplus                                          29,564          143,486          88,813          (341)(1)(2)  261,522
Net Unrealized Appreciation                               4,619           20,774          12,405                        37,798
Accumulated Undistributed Net Investment Income             202            1,304             594                         2,100
Accumulated Net Realized Gain (Loss)                         (3)             406             563                           966
                                                       --------         --------        --------        ------        --------
NET ASSETS APPLICABLE TO COMMON SHARES                 $ 34,415         $166,067        $102,435        $ (353)       $302,564
                                                       ========         ========        ========        ======        ========


                                                       --------         --------        --------        ------        --------
PREFERRED SHARES                                       $ 20,000         $ 75,000        $ 60,000                      $155,000
                                                       ========         ========        ========        ======        ========
NET ASSETS INCLUDING PREFERRED SHARES                  $ 54,415         $241,067        $162,435        $ (353)       $457,564
                                                       ========         ========        ========        ======        ========


(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 2,021,218 and 9,796,528 common shares in exchange for the assets and liabilities of the Van Kampen California Municipal Trust and Van Kampen California Quality Municipal Trust, respectively.

(2) A non-recurring cost associated with this transaction of approximately $352,920 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                           Approximate Cost    Cost Per Share
                                                           -----------------   --------------
Van Kampen California Municipal Trust................      $         155,700   $        0.048
Van Kampen California Quality Municipal Trust........                 15,570            0.002
Van Kampen California Value Income Municipal Trust...                181,650            0.030
                                                           -----------------
                                                           $         352,920
                                                           =================

               VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA -
                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS

                                                                                             VAN KAMPEN
                                                     VAN KAMPEN           VAN KAMPEN       CALIFORNIA VALUE
                                                TRUST FOR INVESTMENT  CALIFORNIA MUNICIPAL  MUNICIPAL INCOME
                                                  GRADE CALIFORNIA          TRUST               TRUST
                                                        (VIC)               (VKC)               (VCV)        ADJUSTMENTS  PROFORMA
                                                --------------------  -------------------  ---------------   -----------  --------
ASSETS:
Total Investments (Cost of $112,782, $52,729,
   $149,764 and $315,275, respectively)         $            120,336  $            57,348  $       162,169                $ 339,853
Cash                                                              78                   27               40                      145
Interest Receivable                                            1,677                  787            2,244                    4,708
Other                                                              2                    3                3                        8
                                                --------------------  -------------------  ---------------   -----------  ---------
        Total Assets                                         122,093               58,165          164,456                  344,714
                                                --------------------  -------------------  ---------------   -----------  ---------
LIABILITIES:
Payables:
    Investments Purchased                                          -                3,444            1,605                    5,049
    Investment Advisory Fee                                       61                   28               82                      171
    Income Distributions-Common Shares                            19                    9               20                       48
    Other Affiliates                                               6                    4                8                       18
Trustee's Deferred Compensation and
      Retirement Plans                                           212                  206              219                      637
Accrued Expenses                                                  70                   44               76                      190
Merger Cost                                                       --                   --               --          190(2)      190
                                                --------------------  -------------------  ---------------   -----------  ---------
        Total Liabilities                                        368                3,735            2,010          503       6,616
Preferred Shares (Including
     accrued distributions)                                   45,017               20,015           60,011                  125,043
                                                --------------------  -------------------  ---------------   -----------  ---------
NET ASSETS APPLICABLE TO COMMON SHARES          $             76,708  $            34,415  $       102,435       $ (503)  $ 213,055
                                                ====================  ===================  ===============   ===========  =========

Net Assets Applicable to Common Shares                        76,708               34,415          102,435       (503)(2)   213,055
Shares outstanding                                             4,676                3,258            6,043     (1,407)(1)    12,570
                                                --------------------  -------------------  ---------------   -----------  ---------
Net Asset Value Per Common Share                $              16.40  $             10.56  $         16.95                $   16.95
                                                ====================  ===================  ===============   ===========  =========

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                  $                 47  $                33  $            60   $    (14)(1) $     126
Paid in Surplus                                               68,746               29,564           88,813    (489)(1)(2)   186,634
Net Unrealized Appreciation                                    7,554                4,619           12,405                   24,578
Accumulated Undistributed Net Investment Income                  335                  202              594                    1,131
Accumulated Net Realized Gain (Loss)                              26                   (3)             563                      586
                                                --------------------  -------------------  ---------------   -----------  ---------
NET ASSETS APPLICABLE TO COMMON SHARES          $             76,708  $            34,415  $       102,435   $      (503) $ 213,055
                                                ====================  ===================  ===============   ===========  =========


                                                --------------------  -------------------  ---------------   -----------  ---------
PREFERRED SHARES                                $             45,000  $            20,000  $        60,000                $ 125,000
                                                ====================  ===================  ===============   ===========  =========
NET ASSETS INCLUDING PREFERRED SHARES           $            121,708  $            54,415  $       162,435          (503) $ 338,055
                                                ====================  ===================  ===============   ===========  =========


(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 4,515,758 and 2,021,218 common shares in exchange for the assets and liabilities of the Van Kampen Trust for Investment Grade California and Van Kampen California Municipal Trust, respectively.

(2) A non-recurring cost associated with this transaction of approximately $503,430 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                                Approximate Cost     Cost Per Share
                                                                                ----------------     --------------
Van Kampen Trust for Investment Grade California...........................     $        166,080     $        0.036
Van Kampen California Municipal Trust......................................              155,700              0.048
Van Kampen California Value Income Municipal Trust.........................              181,650              0.030
                                                                                ----------------
                                                                                $        503,430
                                                                                ================


                VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
                VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST -
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS

                                                                                          VAN KAMPEN
                                                 VAN KAMPEN          VAN KAMPEN        CALIFORNIA VALUE
                                            TRUST FOR INVESTMENT  CALIFORNIA QUALIT    MUNICIPAL INCOME
                                              GRADE CALIFORNIA    MUNICIPAL TRUST           TRUST
                                                   (VIC)               (VQC)                (VCV)          ADJUSTMENTS     PROFORMA
                                            --------------------  -----------------    ----------------    -----------     --------
ASSETS:
Total Investments (Cost of $112,782,
    $217,778, $149,764 and $480,324,
    respectively.)                                $ 120,336           $ 238,552            $ 162,169                      $ 521,057

Cash                                                     78                  --                   40                            118
Receivables:
   Interest                                           1,677               3,131                2,244                          7,052
   Investment Sold                                       --                 875                   --                            875
Other                                                     2                   4                    3                              9
                                                  ---------           ---------            ---------         ---------    ---------
        Total Assets                                122,093             242,562              164,456                        529,111
                                                  ---------           ---------            ---------         ---------    ---------
LIABILITIES:
Payables:
    Investments Purchased                                --                  --                1,605                          1,605
    Custodian Bank                                       --                 972                   --                            972
    Investment Advisory Fee                              61                 122                   82                            265
    Income Distributions-Common Shares                   19                  48                   20                             87
    Other Affiliates                                      6                  11                    8                             25
Trustee's Deferred Compensation and
      Retirement Plans                                  212                 237                  219                            668
Accrued Expenses                                         70                  90                   76                            236
Merger Cost                                              --                  --                   --             363(2)         363
                                                  ---------           ---------            ---------         ---------    ---------
        Total Liabilities                               368               1,480                2,010               363        4,221
Preferred Shares (Including
      accrued distributions)                         45,017              75,015               60,011                        180,043
                                                  ---------           ---------            ---------         ---------    ---------
NET ASSETS APPLICABLE TO COMMON SHARES            $  76,708           $ 166,067            $ 102,435         $    (363)   $ 344,847
                                                  =========           =========            =========         =========    =========

Net Assets Applicable to Common Shares               76,708             166,067              102,435           (363)(2)     344,847
Shares outstanding                                    4,676               9,687                6,043            (61)(1)      20,345
                                                  ---------           ---------            ---------         ---------    ---------
Net Asset Value Per Common Share                  $   16.40           $   17.14            $   16.95                      $   16.95
                                                  =========           =========            =========         =========    =========

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                    $      47           $      97            $      60         $   (1)(2)   $     203
Paid in Surplus                                      68,746             143,486               88,813        (363)(1)(2)     300,683
Net Unrealized Appreciation                           7,554              20,774               12,405                         40,733
Accumulated Undistributed Net Investment Income         335               1,304                  594                          2,233
Accumulated Net Realized Gain (Loss)                     26                 406                  563                            995
                                                  ---------           ---------            ---------         ---------    ---------
NET ASSETS APPLICABLE TO COMMON SHARES            $  76,708           $ 166,067            $ 102,435         $    (363)   $ 344,847
                                                  =========           =========            =========         =========    =========


                                                  ---------           ---------            ---------         ---------    ---------
PREFERRED SHARES                                  $  45,000           $  75,000            $  60,000                      $ 180,000
                                                  =========           =========            =========         =========    =========
NET ASSETS INCLUDING PREFERRED SHARES             $ 121,708           $ 241,067            $ 162,435         $    (363)   $ 524,847
                                                  =========           =========            =========         =========    =========

(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 4,515,758 and 9,796,528 common shares in exchange for the assets and liabilities of the Van Kampen Trust for Investment Grade California and Van Kampen California Quality Municipal Trust, respectively.

(2) A non-recurring cost associated with this transaction of approximately $363,300 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                                                                                         Approximate Cost        Cost Per Share
                                                                                         ----------------        --------------
Van Kampen Trust for Investment Grade California.............................              $      166,080          $     0.036
Van Kampen California Quality Municipal Trust................................                      15,570                0.002
Van Kampen California Value Income Municipal Trust...........................                     181,650                0.030
                                                                                         ----------------
                                                                                           $      363,300
                                                                                         ================

                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS

                                                                          VAN KAMPEN
                                                   VAN KAMPEN          CALIFORNIA VALUE
                                               CALIFORNIA MUNICIPAL    MUNICIPAL INCOME
                                                      TRUST                  TRUST
                                                      (VKC)                  (VCV)          ADJUSTMENTS        PROFORMA
                                               -------------------    -----------------    -----------        --------
ASSETS:
Total Investments (Cost of $52,729,
               $149,764, and $202,493,
               respectively)                         $  57,348           $ 162,169                            $ 219,517
Cash                                                        27                  40                                   67
Interest Receivable                                        787               2,244                                3,031
Other                                                        3                   3                                    6
                                                     ---------           ---------           ---------        ---------
        Total Assets                                    58,165             164,456                              222,621
                                                     ---------           ---------           ---------        ---------
LIABILITIES:
Payables:
    Investments Purchased                                3,444               1,605                                5,049
    Investment Advisory Fee                                 28                  82                                  110
    Income Distributions-Common Shares                       9                  20                                   29
    Other Affiliates                                         4                   8                                   12
Trustee's Deferred Compensation and
      Retirement Plans                                     206                 219                                  425
Accrued Expenses                                            44                  76                                  120
Merger Cost                                                 --                  --                 337(2)           337
                                                     ---------           ---------           ---------        ---------
        Total Liabilities                                3,735               2,010                 337            6,082
Preferred Shares (Including
    accrued distributions)                              20,015              60,011                               80,026
                                                     ---------           ---------           ---------        ---------
NET ASSETS APPLICABLE TO COMMON SHARES               $  34,415           $ 102,435           $    (337)       $ 136,513
                                                     =========           =========           =========        =========

Net Assets Applicable to Common Shares                  34,415             102,435                (337)(2)      136,513
Shares outstanding                                       3,258               6,043              (1,247)(1)        8,054
                                                     ---------           ---------           ---------        ---------
Net Asset Value Per Common Share                     $   10.56           $   16.95                            $   16.95
                                                     =========           =========           =========        =========

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                       $      33           $      60         $       (12)(1)    $      81
Paid in Surplus                                         29,564              88,813                (325)(1)(2)   118,052
Net Unrealized Appreciation                              4,619              12,405                               17,024
Accumulated Undistributed Net Investment Income            202                 594                                  796
Accumulated Net Realized Gain (Loss)                        (3)                563                                  560
                                                     ---------           ---------           ---------        ---------
NET ASSETS APPLICABLE TO COMMON SHARES               $  34,415           $ 102,435           $    (337)       $ 136,513
                                                     =========           =========           =========        =========


                                                     ---------           ---------           ---------        ---------
PREFERRED SHARES                                     $  20,000           $  60,000                            $  80,000
                                                     =========           =========           =========        =========
NET ASSETS INCLUDING PREFERRED SHARES                $  54,415           $ 162,435           $    (337)       $ 216,513
                                                     =========           =========           =========        =========

(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 2,021,218 common shares in exchange for the assets and liabilities of the Van Kampen California Municipal Trust.

(2) A non-recurring cost associated with this transaction of approximately $337,350 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:

                                                                                              Approximate Cost     Cost Per Share
                                                                                              ----------------     --------------
Van Kampen California Municipal Trust........................................                   $      155,700      $       0.048
Van Kampen California Value Income Municipal Trust...........................                          181,650              0.030
                                                                                              ----------------
                                                                                                $      337,350
                                                                                              ================

                  VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS



                                                                             VAN KAMPEN
                                                          VAN KAMPEN      CALIFORNIA VALUE
                                                      CALIFORNIA QUALITY  MUNICIPAL INCOME
                                                        MUNICIPAL TRUST        TRUST
                                                             (VQC)             (VCV)              ADJUSTMENTS        PROFORMA
                                                      ------------------  ----------------        -----------        --------
ASSETS:
Total Investments (Cost of $217,778,
  $149,764, and $367,542, respectively)                    $238,552            $162,169                               $400,721
Cash                                                             --                  40                                     40
Receivables:
 Interest                                                     3,131               2,244                                  5,375
 Investment Sold                                                875                  --                                    875
Other                                                             4                   3                                      7
                                                           --------            --------            ------             --------
    Total Assets                                            242,562             164,456                                407,018
                                                           --------            --------            ------             --------
LIABILITIES:
Payables:
 Investments Purchased                                           --               1,605                                  1,605
 Custodian Bank                                                 972                  --                                    972
 Investment Advisory Fee                                        122                  82                                    204
 Income Distributions-Common Shares                              48                  20                                     68
 Other Affiliates                                                11                   8                                     19
Trustee's Deferred Compensation and
 Retirement Plans                                               237                 219                                    456
Accrued Expenses                                                 90                  76                                    166
Merger Cost                                                      --                  --            $  197(2)               197
                                                           --------            --------            ------             --------
    Total Liabilities                                         1,480               2,010               197                3,687
Preferred Shares (Including
  accrued distributions)                                     75,015              60,011                                135,026
                                                           --------            --------            ------             --------
NET ASSETS APPLICABLE TO COMMON SHARES                     $166,067            $102,435            $ (197)            $268,305
                                                           --------            --------            ------             --------

Net Assets Applicable to Common Shares                      166,067             102,435              (197)(2)          268,305
Shares outstanding                                            9,687               6,043                99 (1)           15,829
                                                           --------            --------            ------             --------
Net Asset Value Per Common Share                           $  17.14            $  16.95                               $  16.95
                                                           --------            --------            ------             --------

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                             $     97            $     60           $     1 (1)         $    158
Paid in Surplus                                             143,486              88,813              (198)(1)(2)       232,101
Net Unrealized Appreciation                                  20,774              12,405                                 33,179
Accumulated Undistributed Net Investment Income               1,304                 594            $ (197)               1,898
Accumulated Net Realized Gain (Loss)                            406                 563                                    969
                                                           --------            --------            ------             --------
NET ASSETS APPLICABLE TO COMMON SHARES                     $166,067            $102,435            $ (197)            $268,305
                                                           --------            --------            ------             --------


PREFERRED SHARES                                           $ 75,000            $ 60,000                               $135,000
                                                           --------            --------            ------             --------
NET ASSETS INCLUDING PREFERRED SHARES                      $241,067            $162,435            $ (197)            $403,305
                                                           --------            --------            ------             --------


(1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of 9,796,528 common shares in exchange for the assets and liabilities of the Van Kampen California Quality Municipal Trust.

(2) A non-recurring cost associated with this transaction of approximately $197,220 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                                            Approximate Cost        Cost Per Share
                                                                                       ----------------------       --------------
Van Kampen California Quality Municipal Trust.........................                                 15.570               0.002
Van Kampen California Value Income Municipal Trust....................                                181,650               0.030
                                                                                       ----------------------
                                                                                                    $ 197,220
                                                                                       ----------------------

                VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS


                                                                VAN KAMPEN
                                                   VAN KAMPEN   CALIFORNIA
                                                   TRUST FOR       VALUE
                                                   INVESTMENT    MUNICIPAL
                                                     GRADE        INCOME
                                                   CALIFORNIA     TRUST
                                                     (VIC)        (VCV)      ADJUSTMENTS  PROFORMA
                                                    --------     --------    -----------  --------
ASSETS:
Total Investments (Cost of $112,782,
    $149,764, and $262,546,respectively)            $120,336     $162,169                 $282,505
Cash                                                      78           40                      118
Interest Receivable                                    1,677        2,244                    3,921
Other                                                      2            3                        5
                                                    --------     --------     --------    --------
        Total Assets                                 122,093      164,456                  286,549
                                                    --------     --------     --------    --------
LIABILITIES:
Payables:
    Investments Purchased                                 --        1,605                    1,605
    Investment Advisory Fee                               61           82                      143
    Income Distributions-Common Shares                    19           20                       39
    Other Affiliates                                       6            8                       14
Trustee's Deferred Compensation and
      Retirement Plans                                   212          219                      431
Accrued Expenses                                          70           76                      146
Merger Cost                                               --           --       348(2)         348
                                                    --------     --------     --------    --------
        Total Liabilities                                368        2,010          348       2,726
Preferred Shares (Including
     accrued distributions)                           45,017       60,011                  105,028
                                                    --------     --------     --------    --------
NET ASSETS APPLICABLE TO COMMON SHARES              $ 76,708     $102,435     $   (348)   $178,795
                                                    ========     ========     ========    ========

Net Assets Applicable to Common Shares                76,708      102,435      (348)(2)    178,795
Shares outstanding                                     4,676        6,043      (171)(1)     10,548
                                                    --------     --------     --------    --------
Net Asset Value Per Common Share                    $  16.40     $  16.95                 $  16.95
                                                    ========     ========     ========    ========

NET ASSETS CONSIST OF:
Common Shares ($.01 per value)                      $     47     $     60     $   (1)(2)  $    106
Paid in Surplus                                       68,746       88,813    (347)(1)(2)   157,212
Net Unrealized Appreciation                            7,554       12,405                   19,959
Accumulated Undistributed Net Investment Income          335          594                      929
Accumulated Net Realized Gain (Loss)                      26          563                      589
                                                    --------     --------     --------    --------
NET ASSETS APPLICABLE TO COMMON SHARES              $ 76,708     $102,435     $   (348)   $178,795
                                                    ========     ========     ========    ========

PREFERRED SHARES                                    $ 45,000     $ 60,000                 $105,000
                                                    ========     ========     ========    ========
NET ASSETS INCLUDING PREFERRED SHARES               $121,708     $162,435     $   (348)   $283,795
                                                    ========     ========     ========    ========


   (1) The proforma statements presume the issuance by the Van Kampen California Value Municipal Income Trust of approximately 4,515,758 common shares in exchange for the assets and liabilities of the Van Kampen Trust for Investment Grade California.

   (2) A non-recurring cost associated with this transaction of approximately $347,730 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                     Approximate Cost       Cost Per Share
                                                                     ----------------       --------------
Van Kampen Trust for Investment Grade California..................   $        166,080             $ 0.036
Van Kampen California Value Income Municipal Trust................            181,650               0.030
                                                                     ----------------
                                                                     $        347,730
                                                                     ================

               VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA -
                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST -
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                       FOR THE TWELVE ENDED OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS


                                                                                             VAN KAMPEN
                                                                                VAN KAMPEN   CALIFORNIA
                                                   VAN KAMPEN      VAN KAMPEN   CALIFORNIA     VALUE
                                                   TRUST FOR       CALIFORNIA    QUALITY     MUNICIPAL
                                                   INVESTMENT       MUNICIPAL   MUNICIPAL      INCOME
                                                GRADE CALIFORNIA     TRUST        TRUST        TRUST
                                                     (VIC)           (VKC)        (VQC)        (VCV)     ADJUSTMENTS (1) PROFORMA
                                                ----------------  ------------ ----------- ------------- --------------- ---------
INVESTMENT INCOME:
Interest                                            $  6,021      $  2,655      $ 13,408      $  7,855                    $ 29,939
                                                    --------      --------      --------      --------      --------      --------

EXPENSES:
Investment Advisory Fee                                  722           323         1,434           963                       3,442
Preferred Share Maintenance                              128            70           196           169           (46)          517
Trustee's Fees and Related Expenses                       63            58            77            67          (195)           70
Administration Fee                                        35            --            70            47           152
Legal                                                     20            15            32            24           (16)           75
Custody                                                    7             5            14            10            (3)           33
Other                                                    125            96           176           145          (273)          269
                                                    --------      --------      --------      --------      --------      --------
   Total Expenses                                      1,100           567         1,999         1,425          (533)        4,558
                                                    --------      --------      --------      --------      --------      --------
NET INVESTMENT INCOME                               $  4,921      $  2,088      $ 11,409      $  6,430      $    533      $ 25,381
                                                    ========      ========      ========      ========      ========      ========

REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                   $     26      $    110      $  2,813      $    563                    $  3,512
                                                    --------      --------      --------      --------      --------      --------
Unrealized Appreciation/Depreciation:
   Beginning of the Period                             5,685         3,717        21,979         9,712                      41,093
   End of the Period                                   7,554         4,619        20,774        12,405                      45,352
                                                    --------      --------      --------      --------      --------      --------
Net Unrealized Appreciation During the Period          1,869           902        (1,205)        2,693                    $  4,259
                                                    --------      --------      --------      --------      --------      --------
NET REALIZEDS AND UNREALIZED GAIN                   $  1,895      $  1,012      $  1,608      $  3,256                    $  7,771
                                                    --------      --------      --------      --------      --------      --------
DISTRIBUTION TO PREFERRED SHAREHOLDERS              $   (502)     $   (223)     $   (815)     $   (646)                   $ (2,186)
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
                                                    ========      ========      ========      ========      ========      ========
     SHARES FROM OPERATIONS                         $  6,314      $  2,877      $ 12,202      $  9,040      $    533      $ 30,966
                                                    ========      ========      ========      ========      ========      ========



(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST -
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                       FOR THE TWELVE ENDED OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS

                                                                                VAN KAMPEN
                                                                 VAN KAMPEN     CALIFORNIA
                                                    VAN KAMPEN   CALIFORNIA       VALUE
                                                    CALIFORNIA     QUALITY       MUNICIPAL
                                                    MUNICIPAL     MUNICIPAL       INCOME
                                                      TRUST         TRUST         TRUST
                                                      (VKC)         (VQC)         (VCV)    ADJUSTMENTS (1)  PROFORMA
                                                    --------      --------      --------   ---------------  --------
INVESTMENT INCOME:
Interest                                            $  2,655      $ 13,408      $  7,855                    $ 23,918
                                                    --------      --------      --------      --------      --------

EXPENSES:
Investment Advisory Fee                                  323         1,434           963                       2,720
Preferred Share Maintenance                               70           196           169           (30)          405
Trustee's Fees and Related Expenses                       58            77            67          (141)           61
Administration Fee                                        --            70            47                         117
Legal                                                     15            32            24           (15)           56
Custody                                                    5            14            10            (2)           27
Other                                                     96           176           145          (183)          234
                                                    --------      --------      --------      --------      --------
      Total Expenses                                     567         1,999         1,425          (371)        3,620
                                                    --------      --------      --------      --------      --------
NET INVESTMENT INCOME                               $  2,088      $ 11,409      $  6,430      $    371      $ 20,298
                                                    ========      ========      ========      ========      ========

REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                   $    110      $  2,813      $    563                    $  3,486
                                                    --------      --------      --------      --------      --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                          3,717        21,979         9,712                      35,408
      End of the Period                                4,619        20,774        12,405                      37,798
                                                    --------      --------      --------      --------      --------
Net Unrealized Appreciation During the Period            902        (1,205)        2,693                    $  2,390
                                                    --------      --------      --------      --------      --------
NET REALIZED AND UNREALIZED GAIN                    $  1,012      $  1,608      $  3,256                    $  5,876
                                                    --------      --------      --------      --------      --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS             $   (223)     $   (815)     $   (646)                   $ (1,684)
                                                    ========      ========      ========      ========      ========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
      SHARES FROM OPERATIONS                        $  2,877      $ 12,202      $  9,040      $    371      $ 24,490
                                                    ========      ========      ========      ========      ========



(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

               VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA -
                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                       FOR THE TWELVE ENDED OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS


                                               VAN KAMPEN
                                               VAN KAMPEN            VAN KAMPEN        CALIFORNIA VALUE
                                          TRUST FOR INVESTMENT  CALIFORNIA MUNICIPAL   MUNICIPAL INCOME
                                            GRADE CALIFORNIA          TRUST                 TRUST
                                                  (VIC)               (VKC)                 (VCV)        ADJUSTMENTS (1)  PROFORMA
                                           -------------------  --------------------  -----------------  ---------------  --------
INVESTMENT INCOME:
Interest                                         $  6,021            $  2,655             $  7,855                        $ 16,531
                                                 --------            --------             --------          --------      --------

EXPENSES:
Investment Advisory Fee                               722                 323                  963                           2,008
Preferred Share Maintenance                           128                  70                  169               (31)          336
Trustee's Fees and Related Expenses                    63                  58                   67              (136)           52
Administration Fee                                     35                  --                   47                              82
Legal                                                  20                  15                   24               (16)           43
Custody                                                 7                   5                   10                (1)           21
Other                                                 125                  96                  145              (165)          201
                                                 --------            --------             --------          --------      --------
      Total Expenses                                1,100                 567                1,425              (349)        2,743
                                                 --------            --------             --------          --------      --------
NET INVESTMENT INCOME                            $  4,921            $  2,088             $  6,430          $    349      $ 13,788
                                                 ========            ========             ========          ========      ========

REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                $     26            $    110             $    563                        $    699
                                                 --------            --------             --------          --------      --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                       5,685               3,717                9,712                          19,114
      End of the Period                             7,554               4,619               12,405                          24,578
                                                 --------            --------             --------          --------      --------
Net Unrealized Appreciation During the
  Period                                            1,869                 902                2,693                        $  5,464
                                                 --------            --------             --------          --------      --------
NET REALIZED AND UNREALIZED GAIN                 $  1,895            $  1,012             $  3,256                        $  6,163
                                                 --------            --------             --------          --------      --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS          $   (502)           $   (223)            $   (646)                       $ (1,371)
                                                 ========            ========             ========          ========      ========
NET INCREASE IN NET ASSETS APPLICABLE
        TO COMMON SHARES FROM OPERATIONS         $  6,314            $  2,877             $  9,040          $    349      $ 18,580
                                                 ========            ========             ========          ========      ========


(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                  PROFAORMA CONDENSED STATEMENT OF OPERATIONS
                      FOR THE TWELVE ENDED OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS




                                                                                          VAN KAMPEN
                                                VAN KAMPEN            VAN KAMPEN       CALIFORNIA VALUE
                                           TRUST FOR INVESTMENT   CALIFORNIA QUALITY   MUNICIPAL INCOME
                                             GRADE CALIFORNIA       MUNICIPAL TRUST          TRUST
                                                  (VIC)                 (VQC)                (VCV)       ADJUSTMENTS (1)  PROFORMA
                                           --------------------   -----------------    ----------------  ---------------  --------
INVESTMENT INCOME:
Interest                                        $  6,021                $ 13,408         $  7,855                         $ 27,284
                                                --------                --------         --------           --------      --------

EXPENSES:
Investment Advisory Fee                              722                   1,434              963                            3,119
Preferred Share Maintenance                          128                     196              169                (31)          462
Trustee's Fees and Related Expenses                   63                      77               67               (138)           69
Administration Fee                                    35                      70               47                              152
Legal                                                 20                      32               24                (18)           58
Custody                                                7                      14               10                 (2)           29
Other                                                125                     176              145               (200)          246
                                                --------                --------         --------           --------       --------
      Total Expenses                               1,100                   1,999            1,425               (389)        4,135
                                                --------                --------         --------           --------      --------
NET INVESTMENT INCOME                           $  4,921                $ 11,409         $  6,430           $    389      $ 23,149
                                                ========                ========         ========           ========      ========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                               $     26                $  2,813         $    563                         $  3,402
                                                --------                --------         --------           --------      --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                      5,685                  21,979            9,712                           37,376
      End of the Period                            7,554                  20,774           12,405                           40,733
                                                --------                --------         --------           --------      --------
Net Unrealized Appreciation During the
      Period                                       1,869                  (1,205)           2,693                         $  3,357
                                                --------                --------         --------           --------      --------
NET REALIZED AND UNREALIZED GAIN                $  1,895                $  1,608         $  3,256                         $  6,759
                                                --------                --------         --------           --------      --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS         $   (502)               $   (815)        $   (646)                        $ (1,963)
                                                ========                ========         ========           ========      ========
NET INCREASE IN NET ASSETS APPLICABLE TO
      COMMON SHARES FROM OPERATIONS             $  6,314                $ 12,202         $  9,040           $    389      $ 27,945
                                                ========                ========         ========           ========      ========



(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                      VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                  PRO FORMA CONDENSED STATEMENT OF OPERATIONS
                      FOR THE TWELVE ENDED OCTOBER 31, 2004
                                  (UNAUDITED)
                              AMOUNTS IN THOUSANDS


                                                                               VAN KAMPEN
                                                     VAN KAMPEN              CALIFORNIA VALUE
                                                CALIFORNIA MUNICIPAL         MUNICIPAL INCOME
                                                        TRUST                      TRUST
                                                        (VKC)                      (VCV)              ADJUSTMENTS (1)     PROFORMA
                                                --------------------         -----------------       ----------------     --------
INVESTMENT INCOME:
Interest                                               $  2,655                 $  7,855                                  $ 10,510
                                                       --------                 --------                 --------         --------

EXPENSES:
Investment Advisory Fee                                     323                      963                                     1,286
Preferred Share Maintenance                                  70                      169                      (15)             224
Trustee's Fees and Related Expenses                          58                       67                      (82)              43
Administration Fee                                           --                       47                                        47
Legal                                                        15                       24                      (11)              28
Custody                                                       5                       10                                        15
Other                                                        96                      145                      (75)             166
                                                       --------                 --------                 --------         --------
      Total Expenses                                        567                    1,425                     (183)           1,809
                                                       --------                 --------                 --------         --------
NET INVESTMENT INCOME                                  $  2,088                 $  6,430                 $    183         $  8,701
                                                       ========                 ========                 ========         ========

REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                      $    110                 $    563                                  $    673
                                                       --------                 --------                 --------         --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                             3,717                    9,712                                    13,429
      End of the Period                                   4,619                   12,405                                    17,024
                                                       --------                 --------                 --------         --------
Net Unrealized Appreciation During the Period               902                    2,693                                  $  3,595
                                                       --------                 --------                 --------         --------
NET REALIZED AND UNREALIZED GAIN                       $  1,012                 $  3,256                                  $  4,268
                                                       --------                 --------                 --------         --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                $   (223)                $   (646)                                 $   (869)
                                                       ========                 ========                 ========         ========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
          SHARES FROM OPERATIONS                       $  2,877                 $  9,040                 $    183         $ 12,100
                                                       ========                 ========                 ========         ========



(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                 VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                  PRO FORMA CONDENSED STATEMENT OF OPERATIONS
                       FOR THE TWELVE ENDED OCTOBER 31, 2004
                                   (UNAUDITED)
                              AMOUNTS IN THOUSANDS

                                                                            VAN KAMPEN
                                                     VAN KAMPEN          CALIFORNIA VALUE
                                                  CALIFORNIA QUALITY     MUNICIPAL INCOME
                                                   MUNICIPAL TRUST            TRUST
                                                        (VQC)                 (VCV)            ADJUSTMENTS (1)        PROFORMA
                                                  ------------------     ----------------      ----------------       --------
INVESTMENT INCOME:
Interest                                               $ 13,408             $  7,855                                  $ 21,263
                                                       --------             --------             --------             --------

EXPENSES:
Investment Advisory Fee                                   1,434                  963                                     2,397
Preferred Share Maintenance                                 196                  169                  (15)                 350
Trustee's Fees and Related Expenses                          77                   67                  (88)                  56
Administration Fee                                           70                   47                                       117
Legal                                                        32                   24                  (13)                  43
Custody                                                      14                   10                   (2)                  22
Other                                                       176                  145                 (108)                 213
                                                       --------             --------             --------             --------
      Total Expenses                                      1,999                1,425                 (226)               3,198
                                                       --------             --------             --------             --------
NET INVESTMENT INCOME                                  $ 11,409             $  6,430             $    226             $ 18,065
                                                       ========             ========             ========             ========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                      $  2,813             $    563                                  $  3,376
                                                       --------             --------             --------             --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                            21,979                9,712                                    31,691
      End of the Period                                  20,774               12,405                                    33,179
                                                       --------             --------             --------             --------
Net Unrealized Appreciation During the Period            (1,205)               2,693                                  $  1,488
                                                       --------             --------             --------             --------
NET REALIZED AND UNREALIZED GAIN                       $  1,608             $  3,256                                  $  4,864
                                                       --------             --------             --------             --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                $   (815)            $   (646)                                 $ (1,461)
                                                       ========             ========             ========             ========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
          SHARES FROM OPERATIONS                       $ 12,202             $  9,040             $    226             $ 21,468
                                                       ========             ========             ========             ========


(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA
                 VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                      FOR THE TWELVE ENDED OCTOBER 31, 2004
                                  (UNAUDITED)
                              AMOUNTS IN THOUSANDS



                                                                                VAN KAMPEN
                                                         VAN KAMPEN          CALIFORNIA VALUE
                                                    TRUST FOR INVESTMENT     MUNICIPAL INCOME
                                                      GRADE CALIFORNIA            TRUST
                                                           (VIC)                  (VCV)            ADJUSTMENTS (1)    PROFORMA
                                                    --------------------     ----------------      ---------------    --------
Investment Income:
Interest                                                   $  6,021              $  7,855                             $ 13,876

                                                           --------              --------             --------        --------

Expenses:
Investment Advisory Fee                                         722                   963                                1,685
Preferred Share Maintenance                                     128                   169                  (19)            278
Trustee's Fees and Related Expenses                              63                    67                  (82)             48
Administration Fee                                               35                    47                                   82
Legal                                                            20                    24                  (10)             34
Custody                                                           7                    10                                   17
Other                                                           125                   145                  (94)            176
                                                           --------              --------             --------        --------
      Total Expenses                                          1,100                 1,425                 (205)          2,320
                                                           --------              --------             --------        --------
Net Investment Income                                      $  4,921              $  6,430             $    205        $ 11,556
                                                           ========              ========             ========        ========

Realized and Unrealized Gain/Loss:
Net Realized Gain                                          $     26              $    563                             $    589
                                                           --------              --------             --------        --------
Unrealized Appreciation/Depreciation:
      Beginning of the Period                                 5,685                 9,712                               15,397
      End of the Period                                       7,554                12,405                               19,959
                                                           --------              --------             --------        --------
Net Unrealized Appreciation During the Period                 1,869                 2,693                             $  4,562
                                                           --------              --------             --------        --------
Net Realized and Unrealized Gain                           $  1,895              $  3,256                             $  5,151
                                                           --------              --------             --------        --------
Distributions to Preferred Shareholders                    $   (502)             $   (646)                            $ (1,148)
                                                           ========              ========             ========        ========
Net Increase in Net Assets Applicable to Common
          Shares From Operations                           $  6,314              $  9,040             $    205        $ 15,559
                                                           ========              ========             ========        ========


(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

                           PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Section 5.3 of the Registrant's Declaration of Trust, a copy of which is filed as an exhibit hereto, provides for indemnification, as set forth below:

     "Section 5.3 Mandatory Indemnification.

          (a) Subject to the exceptions and limitations contained in paragraph
     (b) below:

               (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words, "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
          (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                    (A) by vote of a majority of the Disinterested Trustees
               acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                    (B) by written opinion of independent legal counsel.

                    (C) The rights of indemnification herein provided by be
               insured against by policies maintained by the Trust, shall be severable, shall not effect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                    (D) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either

                         (i) such undertaking is secured by a surety bond or
                    some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                         (ii) a majority of the Disinterested Trustees acting on
                    the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending."

ITEM 16.  EXHIBITS

     1.   (a)  Declaration of Trust of the Registrant and amendments thereto ++

          (b)  Certificate of Vote Establishing Preferred Shares+++
     2.        Bylaws of the Registrant++
     3.        Not applicable
     4.        Form of Agreement and Plan of Reorganization++++
     5. (a) Specimen share certificate for common shares of the Registrant++
          (b) Specimen share certificate for preferred shares of the Registrant++
     6.   (a)  Investment Advisory Agreement++
          (b)  Administration Agreement++
     7.        Not Applicable
     8.        Not Applicable
     9.        Custodian Contract++
     10.       Not Applicable
     11. (a) Consent of Skadden, Arps, Slate, Meagher & Flom LLP, counsel for the Registrant+
          (b)  Opinion of Skadden, Arps, Slate, Meagher & Flom LLP++
     12.       Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP++
     13.  (a)  Transfer Agency Agreement++
          (b)  Auction Agency Agreement++
          (c)  Form of Broker-Dealer Agreement++
          (d)  Form of Letter of Representations++
     14. (a) Consent of independent registered public accounting firm for the Registrant++
          (b) Consent of independent registered public accounting firm for the Target Funds++
     15.       Not Applicable
     16.       Power of Attorney+
     17.  (a)  Code of Ethics of the Investment Adviser++
          (b)  Code of Ethics of the Funds++
          (c)  Proxy card for the Target Funds++
          (d)  Proxy card for the Acquiring Fund++

    + Filed herewith.
   ++ To be filed by further amendment.
  +++ Filed as Appendix B to the Statement of Additional Information and incorporated herein by reference to Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 18, 2005.
 ++++ Filed as Appendix A to the Statement of Additional Information and incorporated herein by reference to Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 18, 2005.




ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that, if the Reorganizations discussed in the registration statement close, it shall file by post-effective amendment either a copy of the Internal Revenue Service private letter ruling applied for or an opinion supporting the tax matter discussed in the registration statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the Sate of New York, on March 18, 2005.

                             VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

                             By: /s/ Lou Anne McInnis
                                 ------------------------------------
                                 Lou Anne McInnis
                                 Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURES                               TITLE
               ----------                               -----

Principal Executive Officer:

          /s/ Ronald E. Robison               Executive Vice President and
-------------------------------------------   Principal Executive Officer
              Ronald E. Robison

Principal Financial Officer:

          /s/ James W. Garrett
-------------------------------------------   Chief Financial
              James W. Garrett                Officer and Treasurer


Trustees:

          /s/ David C. Arch*                  Trustee
-------------------------------------------
              David C. Arch


          /s/ Jerry D. Choate*                Trustee
-------------------------------------------
              Jerry D. Choate


          /s/ Rod Dammeyer*                   Trustee
-------------------------------------------
              Rod Dammeyer

          /s/ Linda Hutton Heagy*             Trustee
-------------------------------------------
              Linda Hutton Heagy

          /s/ R. Craig Kennedy*               Trustee
-------------------------------------------
              R. Craig Kennedy

          /s/ Howard J Kerr*                  Trustee
-------------------------------------------
              Howard J Kerr

          /s/ Mitchell M. Merin*              Trustee
-------------------------------------------
              Mitchell M. Merin

          /s/ Jack E. Nelson*                 Trustee
-------------------------------------------
              Jack E. Nelson

          /s/ Richard F. Powers, III*         Trustee
-------------------------------------------
              Richard F. Powers, III

          /s/ Hugo F. Sonnenschein*           Trustee
-------------------------------------------
              Hugo F. Sonnenschein

          /s/ Wayne W. Whalen*                Trustee
-------------------------------------------
              Wayne W. Whalen

          /s/ Suzanne H. Woolsey*             Trustee
-------------------------------------------
              Suzanne H. Woolsey

* Signed by Lou Anne McInnis pursuant to a power of attorney filed herewith.

          /s/ Lou Anne McInnis                March 18, 2005
-------------------------------------------
              Lou Anne McInnis
              Attorney-in-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14
               VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

Exhibit
-------
 11(a)    Consent of Skadden, Arps, Slate, Meagher & Flom LLP
 16       Power of Attorney